April 28, 2003

Securities and Exchange Commission
 450 5 Street, N.W.

 Washington, DC 20549

 RE: Midland National Life Separate Account C File Number 33-64016

Commissioners:

Enclosed for filing is a copy, including exhibits of Post-Effective Amendment Number 13 to the above referenced Form N-4 Registration Statement.

This amendment is being filed pursuant to paragraph (b) Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan at 202-383-0126.

Sincerely,





Tracy Michels
Assistant Vice President
Compliance

                                               Registration No. 33-64016
                                            Post-Effective Amendment No. 13
                                                        FORM N-4
                                                        --------
                                           SECURITIES AND EXCHANGE COMMISSION
                                                 Washington, D.C. 20549

                                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

------------------------------------------------------------------------------------------------------------------------
                                             Pre-Effective Amendment No. ___
                                            Post-Effective Amendment No. 13
                                                                        ----

                                                          and

                            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                                   Amendment No. __14__

                                        MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
                                               (Exact Name of Registrant)
                                        MIDLAND NATIONAL LIFE INSURANCE COMPANY
                                                  (Name of Depositor)
                                        One Midland Plaza Sioux Falls, SD 57193
                                  (Address of Depositor's Principal Executive Office)
                                                      605-335-5700
                                  (Depositor's Telephone Number, including Area Code:)

                                               -------------------------

                      Stephen P. Horvat, Jr., Senior Vice President, Secretary and General Counsel
                                        Midland National Life Insurance Company
                                                Sammons Financial Group
                                                    525 W. Van Buren
                                                Chicago, Illinois 60607
                                         (Name and Address of Agent for Service)

                                             Copy to: Frederick R. Bellamy
                                           Sutherland Asbill & Brennan L L P
                                             1275 Pennsylvania Avenue, N.W.
                                              Washington, D.C. 20004-2404

It is proposed that this filing will become effective (check appropriate line):

          ___ immediately upon filing pursuant to paragraph (b) of Rule 485
          _X_ on May 1, 2003  pursuant to paragraph (b) of Rule 485
          ___ 60 days after filing pursuant to paragraph (a) (1) of Rule 485
          ___ on ___(date)________ pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following line:

          ___     the Post-Effective Amendment designates a new effective date for a previously filed Post-Effective
                  Amendment.

                                         Titles of Securities Being Registered:

                                               Variable_Annuity_Contracts
                                                   Variable_Annuity_II

                               VARIABLE ANNUITY II

                         Variable Annuity II Prospectus


                                   May 1, 2003


               Flexible Premium Deferred Variable Annuity Contract

                              (Variable Annuity II)

               issued by: Midland National Life Insurance Company

                through Midland National Life Separate Account C

Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing.

A Statement of Additional Information ("SAI") about the contract and Separate Account C is available by checking the appropriate box on the application form or by writing to Midland's Principal Office at:

                     Midland National Life Insurance Company

                         4601 Westown Parkway, Suite 300

                            West Des Moines, IA 50266


The SAI, dated May 1, 2003, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus.

You may allocate Your contract values to Our General Account and up to ten investment divisions. Each division invests in a specified mutual fund portfolio. The mutual fund portfolios are part of the following series funds or trusts:

     1.        Alger American Fund,
     2.        American Century Variable Portfolios, Inc.,
     3.        Fidelity's Variable Insurance Products Fund Initial Class,
     4.        INVESCO Variable Investment Funds, Inc.
     5.        Lord Abbett Series Fund, Inc.,
     6.        MFS(R)Variable Insurance TrustSM,
     7.        PIMCO Variable Insurance Trust, and
     8.        Van Eck Worldwide Insurance Trust.

You can choose among the thirty-seven investment divisions listed on the following page.

Your contract value in the investment divisions will increase or decrease based on investment performance. You bear this risk. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.


The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


The contracts involve investment risk, including possible loss of principal. The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution, and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.


This prospectus is valid only when accompanied by the Funds' current prospectuses.

                                               SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

1.        Alger American Small Capitalization Portfolio         20.       Fidelity VIP Balanced Portfolio
2.        Alger American Mid-Cap Growth Portfolio               21.       Fidelity VIP Growth Opportunities Portfolio
3.        Alger American Growth Portfolio                       22.       Fidelity VIP High Income Portfolio
4.        Alger American Leveraged AllCap Portfolio             23.       Fidelity VIP Money Market Portfolio
5.        American Century VP Capital Appreciation Portfolio    24.       INVESCO VIF-Financial Services Fund
6.        American Century VP Value Portfolio                   25.       INVESCO VIF-Health Sciences Fund
7.        American Century VP Balanced Portfolio
                                                                     LEVCO Equity Value Fund - no longer available.
                                                                     See Note 1 below.

8.        American Century VP International Portfolio           26.       Lord Abbett Series Fund, Inc. Growth & Income
                                                                          Portfolio
9.        American Century VP Income & Growth Portfolio         27.       Lord Abbett Series Fund, Inc. Mid-Cap Value
                                                                          Portfolio
10.       Fidelity VIP Equity-Income Portfolio                  28.       Lord Abbett Series Fund, Inc. International
                                                                          Portfolio
11.       Fidelity VIP Growth Portfolio                         29.       MFS(R)VIT Emerging Growth Series
12.       Fidelity VIP Overseas Portfolio                       30.       MFS(R)VIT Research Series
13.       Fidelity VIP MidCap Portfolio                         31.       MFS(R)VIT Investors Trust Series
14.       Fidelity VIP Asset Managersm Portfolio                32.       MFS(R)VIT New Discovery Series
15.       Fidelity VIP Investment Grade Bond Portfolio          33.       PIMCO VIT Total Return Portfolio
16.       Fidelity VIP Contrafund(R)Portfolio                    34.       PIMCO VIT Low Duration Portfolio
17.       Fidelity VIP Asset Manager: Growth Portfolio          35.       PIMCO VIT High Yield Portfolio
18.       Fidelity VIP Index 500 Portfolio                      36.       PIMCO VIT Real Return Portfolio
19.       Fidelity VIP Growth & Income Portfolio                37.       Van Eck Worldwide Hard Assets Fund

Note 1 -- Effective May 1, 2003, the LEVCO Equity Value Fund was closed to new premium.

Effective September 1, 2003, the LEVCO Equity Value Fund will be liquidated. Contract owners with contract values allocated to this fund may transfer their contract values to another option available under their contracts at any time before September 1st, 2003. If You transfer the contract value from this fund, We will not charge You any transfer charge and We will not count the transfer toward any limit on the number of transfers You may make each year. All contract owners with contract values allocated to the LEVCO Equity Value Fund have received more detailed information regarding available investment options and transfer procedures. If We do not receive a transfer request from You, on the Liquidation Date, We will transfer any contract value allocated to LEVCO Equity Value Fund to the Fidelity VIP Money Market investment portfolio. There is no transfer charge for this automatic transfer, and it will not count toward any limit on the number of transfers You may make each year.

This prospectus generally describes only the variable portion of the policy, except where the General Account is specifically mentioned.

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.

                                Table of Contents


Definitions...........................................................................................................15
SUMMARY...............................................................................................................16
      Features of Variable Annuity II.................................................................................16
            Death Benefit.............................................................................................17
            Your Contract Value.......................................................................................17
            Flexible Premium Payments.................................................................................17
            Investment Choices........................................................................................17
            Withdrawals...............................................................................................19
Fee Table.............................................................................................................20
      Minimum.........................................................................................................21
      Expense Examples................................................................................................21
Charges Under the Contracts...........................................................................................22
      Sales Charge....................................................................................................22
      Free Withdrawal Amount..........................................................................................23
      Mortality and Expense Risk Charge...............................................................................23
      Administration and Maintenance Fee..............................................................................23
      Transfer Fee....................................................................................................23
      Premium Taxes...................................................................................................23
Additional Information About Variable Annuity II......................................................................27
      Suitability of the Contracts....................................................................................27
      Your "Free Look" Right..........................................................................................28
      Transfers.......................................................................................................28
      Financial Information...........................................................................................28
      Inquiries And Correspondence....................................................................................28
      State Variations................................................................................................29
Our Separate Account C and Its Investment Division....................................................................29
            The Funds.................................................................................................29
            Investment Policies Of The Funds' Portfolios..............................................................30
            We Own The Assets of Our Separate Account.................................................................34
            Our Right To Change How We Operate Our Separate Account...................................................34
DETAILED INFORMATION ABOUT THE CONTRACT...............................................................................35
      Requirements for Issuance of a Contract.........................................................................35
      Free Look.......................................................................................................36
      Allocation of Net Premiums......................................................................................36
      Changing Your Premium Allocation Percentages....................................................................36
      Transfers of Contract Value.....................................................................................36
      Market Timing and Excessive Trading Limits......................................................................37
      Dollar Cost Averaging...........................................................................................37
      Portfolio Rebalancing...........................................................................................38
      Systematic Withdrawals..........................................................................................39
      Withdrawals.....................................................................................................40
      Loans...........................................................................................................41
      Death Benefit...................................................................................................42
            Death Benefit on the Annuitant's Death Prior to the Maturity Date.........................................43
            Guaranteed Minimum Death Benefit (GMDB)...................................................................43
            Payment of Death Benefits.................................................................................44
      Your Contract Value.............................................................................................44
      Amounts In Our Separate Account.................................................................................45
The General Account...................................................................................................45
CHARGES, FEES AND DEDUCTIONS..........................................................................................46
      Sales Charges on Withdrawals....................................................................................46
      Free Withdrawal Amount..........................................................................................48
      Administrative Charge...........................................................................................48
      Mortality and Expense Risk Charge...............................................................................48
      Contract Maintenance Fee........................................................................................48
      Premium Taxes...................................................................................................48
      Other Taxes.....................................................................................................49
      Transfer Charge.................................................................................................49
      Charges In The Funds............................................................................................49
FEDERAL TAX STATUS....................................................................................................49
      Introduction....................................................................................................49
      Diversification.................................................................................................50
      Taxation of Annuities in General................................................................................51
            Nonqualified Contracts....................................................................................51
            Possible Changes in Taxation..............................................................................52
            Transfers, Assignments or Exchange of Contracts...........................................................52
            Multiple Contracts........................................................................................52
            Qualified Contracts.......................................................................................53
Our Income Taxes......................................................................................................54
Withholding...........................................................................................................55
MATURITY DATE.........................................................................................................55
      SELECTING AN ANNUITY OPTION.....................................................................................55
      Fixed Options...................................................................................................56
      Variable Options................................................................................................57
      Transfers after the Maturity Date...............................................................................58
ADDITIONAL INFORMATION................................................................................................58
      Tax-Free "Section 1035" Exchanges...............................................................................58
      Midland National Life Insurance Company.........................................................................58
      Fund Voting Rights..............................................................................................59
            How We Determine Your Voting Shares.......................................................................59
            Voting Privileges of Participants In Other Companies......................................................59
      Our Reports to Owners...........................................................................................60
      Contract Periods, Anniversaries.................................................................................60
      Dividends.......................................................................................................60
      Performance.....................................................................................................60
      Your Beneficiary................................................................................................61
      Assigning Your Contract.........................................................................................61
      When We Pay Proceeds From This Contract.........................................................................61
      Sales Agreements................................................................................................62
      Regulation......................................................................................................63
      Discount for Employees of Sammons Enterprises, Inc..............................................................63
      Legal Matters...................................................................................................63
      Financial sTATEMENTS............................................................................................63
      Statement of Additional Information.............................................................................63
      Condensed Financial Information.................................................................................66




                                   Definitions

Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Annuitant means the person, designated by the owner, upon whose life annuity payments are intended to be based on the maturity date.

Annuity Unit means the units in the Separate Account, after the maturity dates that are used to determine the amount of the annuity payment.

Attained Age means the issue age plus the number of complete Contract Years since the Contract Date.

Beneficiary means the person or persons to whom the contract's death benefit is paid when the annuitant dies before the maturity date.

Business Day means any day the New York Stock Exchange is open. Our business day ends when the New York Stock Exchange closes for regular trading.

Cash Surrender Value means the contract value on the date of surrender minus the contract maintenance charge and any contingent deferred sales charge.

Contract Anniversary means the same month and day of the contract date in each year following the contract date.

Contract Date means the date the contract goes into effect and from which contract anniversaries and contract years are determined.

Contract Month means a month that starts on the same date as the contract date in each month.

Contract Value means the sum of amounts You have in Our General Account and in the investment divisions of Our Separate Account C under Your in force contract.

Contract Year means a year that starts on the Contract Date or on each anniversary thereafter.

Death Benefit means the amount We will pay when We receive due proof of the death of the annuitant, prior to the maturity date and an election of how the death benefit is to be paid. Executive Office means Our office located at One Midland Plaza, Sioux Falls, SD 57193. Please use Our Principal Office address and telephone number for all correspondence, payments and inquiries.


Executive Office means Our office located at One Midland Plaza, Sioux Falls, SD 57193. Please use Our Principal Office address and telephone number for all correspondence, payments and inquiries


Funds mean the investment companies, more commonly called mutual funds, available for investment by Separate Account C on contract dater or as later changed by Us.

In Force means the annuitant's life remains insured under the terms of the contract.

Investment Division means a division of Separate Account C which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the birthday nearest to the contract date.

Maturity Date means the date, specified in the contract, when annuity payments are to begin. The maturity date cannot be earlier than the 10th contract anniversary. Net Premium means Your premium payment minus any premium tax charge.

Owner means the person who purchases an Individual Variable Annuity Contract and makes the premium payments. The owner has the all rights in the contract before the maturity date, including the rights to make withdrawals or surrender the contract, to designate and change the beneficiaries who will receive the proceeds at the annuitant's death before the maturity date, to transfer funds among the investment divisions, and to designate a mode of settlement for the annuitant on the maturity date.

Payee means the person who is entitled to receive annuity payments after an annuity is effected. On or after the maturity date, the annuitant will be the payee.

Principal Office means where You write to Us to pay premiums or take other actions, such as transfers between investment divisions. The address is:

                     Midland National Life Insurance Company

                         4601 Westown Parkway, Suite 300

                            West Des Moines, IA 50266

                                 1-877-586-0240

Separate Account means Our Separate Account C which receives and invests Your premiums under the contract.

                                     SUMMARY

In this prospectus "We", "Our", and "Us" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "annuitant", because the annuitant and the owner might not be the same.

The detailed information appearing later in this prospectus further explains the following summary. This summary must be read along with that detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes the contract is in force.

Features of Variable Annuity II

The individual flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the contract value and payment of annuity payments on a fixed or variable basis. Variable payment options are not available in certain states. The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.


The contracts are available for retirement plans that qualify for the special federal tax advantages available under the Internal Revenue Code (Qualified Plans) and for retirement plans which do not qualify for those tax advantages (Nonqualified Plans).


This prospectus generally describes only the variable portion of the contract, except where the General Account is specifically mentioned.


Death Benefit


The Variable Annuity II pays a death benefit when the annuitant dies before the maturity date if the contract is still in force. The death benefit is equal to the greater of (a) the contract value less any outstanding loan and loan interest, (b) net premiums paid less withdrawals, or (c) the guaranteed minimum death benefit.

Your Contract Value

Your contract value depends on:

     o         The amount and frequency of premium payments,
     o         The selected portfolio's investment experience,
     o         Interest earned on amounts allocated to the General Account,
     o         Withdrawals, and
     o         Charges and deductions.


You bear the investment risk under the Variable Annuity II (except for amounts in the General Account). There is no minimum guaranteed cash value with respect to any amounts allocated to the Separate Account. (See "Your Contract Value" on page 44).


Flexible Premium Payments

You may pay premiums whenever You want in whatever amount You want, within certain limits. We require an initial minimum payment of at least $2,000; other premium payments must be at least $50. (Currently, We waive the initial minimum premium requirement for certain qualified contracts enrolled in a bank draft investment program or payroll deduction plan.)

You will choose a planned periodic premium. You need not pay premiums according to the planned schedule.

Investment Choices


You may allocate Your contract value to up to ten of the investment divisions of Our Separate Account. You may also allocate Your contract value to Our General Account, which pays interest at a declared rate.


Each of the Separate Account investment divisions invests in shares of a corresponding portfolio of one of the following "series" type mutual funds:


(1) Alger American Fund, (2) American Century's Variable Portfolio, Inc., (3) Fidelity's Variable Insurance Products Fund (VIP), (4) INVESCO Variable Investment Funds, Inc. (VIF), (5) Lord Abbett Series Fund, Inc., (6) MFS(R)Variable Insurance TrustSM, , (7) PIMCO Variable Insurance Trust, and (8) Van Eck Global Worldwide Insurance Trust.). The portfolios have different investment policies and objectives.

For a full description of the portfolios, see the funds' prospectuses, which accompany this prospectus. (See "The Funds" on page 29).

The investment divisions that invest in portfolios of the Alger American Fund are:

o         Alger American Growth Portfolio
o         Alger American Leveraged AllCap Portfolio
o         Alger American MidCap Growth Portfolio
o         Alger American Small Capitalization Portfolio

The investment divisions that invest in portfolios of the American Century Variable Portfolios, Inc. are:

o         VP Balanced Portfolio
o         VP Capital Appreciation Portfolio
o         VP Income & Growth Portfolio
o         VP International Portfolio
o         VP Value Portfolio


The investment divisions that invest in portfolios of Fidelity's
Variable Insurance Products Fund are:

o         VIP Money Market Portfolio
o         VIP High Income Portfolio
o         VIP Equity-Income Portfolio
o         VIP Growth Portfolio
o         VIP Overseas Portfolio
o         VIP MidCap Portfolio
o         VIP Asset Manager Portfolio
o         VIP Investment Grade Bond Portfolio
o         VIP Contrafund(R)Portfolio
o         VIP Asset Manager: Growth Portfolio
o         VIP Index 500 Portfolio
o         VIP Growth & Income Portfolio
o         VIP Balanced Portfolio
o         VIP Growth Opportunities Portfolio




The investment divisions that invest in portfolios of the INVESCO Variable Investment Funds, Inc. are:

o         VIF-Financial Services Fund
o         VIF-Health Sciences Fund

The investment divisions that invest in portfolios of the Lord Abbett Series Fund, Inc. are:

o         Lord Abbett Growth & Income Portfolio
o         Lord Abbett International Portfolio
o         Lord Abbett MidCap Value Portfolio

The investment divisions that invest in portfolios of the MFS(R) Variable Insurance TrustSM are:


o         VIT Emerging Growth Series
o         VIT Research Series
o         VIT Investors Trust Series
o         VIT New Discovery Series


The investment divisions that invest in portfolios of the PIMCO Variable Insurance Trust are:

o         PIMCO VIT Total Return Portfolio
o         PIMCO VIT Low Duration Portfolio
o         PIMCO VIT High Yield Portfolio
o         PIMCO VIT Real Return Portfolio


The investment divisions that invest in portfolios of the Van Eck Global Worldwide Insurance Trust are:

o         Worldwide Hard Assets Fund


Each portfolio pays a different investment management or advisory fee and different operating expenses. See "Investment Policies Of The Funds' Portfolioson page 30.


Withdrawals


You may generally withdraw all or part of Your cash surrender value at any time, before annuity payments begin. You may also elect a systematic withdrawal option (See "Systematic Withdrawals" on page 39.) (Your retirement plan may restrict withdrawals.)

We may impose a contingent deferred sales charge on any withdrawal (including withdrawals to begin annuity payments), and upon full withdrawal We may also deduct a contract maintenance charge. The amount You request plus any contingent deferred sales charge will be deducted from Your contract value. Three years after the contract date, the contingent deferred sales charge will be waived upon the withdrawal of funds to effect a life annuity. You may take a withdrawal in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select. A withdrawal may have negative tax consequences, including a 10% tax penalty on certain withdrawals prior to age 59 1/2. Under nonqualified contracts, earnings, if any, are withdrawn first for tax purposes and are taxed as ordinary income. (See "Sales Charges on Withdrawals" on page 46, "FEDERAL TAX STATUS" on page 49, and "SELECTING AN ANNUITY OPTION" on page 55.) Withdrawals from contracts used in connection with tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.

                                    Fee Table

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract. The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses                Charge

Sales Load Imposed on Premiums                     None
Maximum Surrender Charge                           8.00%
Transfer Fee                                       $0-$251

The next table lists the fees and expenses that You will pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

                                                                  Charge

Annual Maintenance Fee2                                             $35
Separate Account Annual Expenses
(as a percentage of average contract value)
Mortality and Expense Risk Charge                                  1.25%
Administration Fees                                                0.15%
Total Separate Account Expenses                                    1.40%

1 There is currently no charge for transfers. We reserve the right to impose a $25 charge for each transfer in excess of fifteen (15) in one contract year

2 The annual maintenance fee is deducted proportionally from the contract value at the time of the charge. The annual maintenance fee is reflected in the examples below by a method intended to show the "average" impact of the annual maintenance fee on an investment in the separate account. The annual maintenance fee is deducted only when the contract value is less than $50,000. In the examples, the annual maintenance fee is approximated as a 0.12% annual asset charge based on the average contract value of the contracts as of 12/3/2002.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2002 (before any fee waiver or expense reimbursement). Expenses may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses                     Minimum            Maximum

(expenses that are deducted from portfolio company assets,
including management fees, distribution, and/or service
(12b-1) fees and other expenses)                                       0.29%               3.88%

Expense Examples

The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and portfolio company operating expenses.

Both examples assume that You invest $10,000 in the contract for the time periods indicated.

The examples also assume that Your investment has a 5% return each year. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1:  Maximum portfolio expenses.

(1) If You surrender Your contract at the end of the applicable time period:

                  ------------- ------------- ------------- -------------

                  1   Year      3   Years     5   Years     10    Years

                  ------------- ------------- ------------- -------------

                  $1,259        $2,241        $3,214        $5,294

                  ------------- ------------- ------------- -------------


(2) If You annuitize at the end of the applicable time period:

                  ------------- ------------- ------------- -------------

                  1   Year      3   Years     5   Years     10    Years

                  ------------- ------------- ------------- -------------

                  $1,259        $1,611        $2,674        $5,294

                  ------------- ------------- ------------- -------------


(3) If You do NOT surrender Your contract:

                  ------------- ------------- ------------- -------------

                  1   Year      3   Years     5   Years     10    Years

                  ------------- ------------- ------------- -------------

                  $539          $1,611        $2,674        $5,294

                  ------------- ------------- ------------- -------------



Example 2: Lowest portfolio expenses.

(1) If You surrender Your contract at the end of the applicable time period:

                  ------------- ------------- ------------- -------------

                  1   Year      3   Years     5   Years     10    Years

                  ------------- ------------- ------------- -------------

                  $904          $1,200        $1,520        $2,127

                  ------------- ------------- ------------- -------------


(2) If You annuitize at the end of the applicable time period:

                  ------------- ------------- ------------- -------------

                  1   Year      3   Years     5   Years     10    Years

                  ------------- ------------- ------------- -------------

                  $904          $570          $980          $2,127

                  ------------- ------------- ------------- -------------


(3) If You do NOT surrender Your contract:

                  ------------- ------------- ------------- -------------

                  1   Year      3   Years     5   Years     10    Years

                  ------------- ------------- ------------- -------------

                  $184          $570          $980          $2,127

                  ------------- ------------- ------------- -------------

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lower then those shown. The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.


                           Charges Under the Contracts

Sales Charge


Sales expenses are not deducted from premium payments. However, a contingent deferred sales charge may be assessed against contract values when they are withdrawn, including withdrawals to effect an annuity and systematic withdrawals. (See "Sales Charges on Withdrawals" on page 46.)


The length of time between the receipt of each premium payment and the withdrawal determines the contingent deferred sales charge. For this purpose, premium payments will be deemed to be withdrawn in the order in which they are received and all withdrawals will be made first from premium payments and then from other contract values. The charge is a percentage of the premiums withdrawn and is as follows:

               Length of Time                         Contingent
            From Premium Payment                    Deferred Sales

             (Number of Years)                          Charge

                    0-1                                   8%
                    1-2                                   8%
                    2-3                                   7%
                    3-4                                   7%
                    4-5                                   6%
                    5-6                                   5%
                    6-7                                   4%
                    7-8                                   2%
                 8 or more                                0%


At the time of a withdrawal, if Your contract value is less than Your premium, the contingent deferred sales charge will be assessed based on the full remaining premium. No contingent deferred sales charge will be assessed upon:


          (a)  payment of death proceeds under the contract, or
          (b)  exercise of the free withdrawal privilege.

In addition, We will not assess a contingent deferred sales charge on either a full or partial withdrawal (subject to approval or the state insurance authorities) after the first contract anniversary if:

          (a) Our Principal Office receives written proof that the owner is confined in a state licensed in-patient nursing facility for a total of 90 days, provided We receive Your withdrawal request before or within 90 days after discharge from such facilities; or

          (b) A licensed physician provides a written statement to Us that the owner is expected to die within the next 12 months due to a non-correctable medical condition. The licensed physician cannot be the owner or part of the owner's immediate family. We reserve the right to have a physician of Our choice examine the owner.

Other conditions may apply to these waivers. Please refer to Your contract for details.


Withdrawals may be subject to tax consequences. (See "Withdrawals" on page 40 and "FEDERAL TAX STATUS" on page 49.)


Free Withdrawal Amount


You may make a withdrawal from Your contract value of up to 10% of the total premiums paid (as determined on the date of the requested withdrawal), minus any withdrawal made in the prior 12 months, without incurring a contingent deferred sales charge. (See "Free Withdrawal Amount" on page 48.)


Mortality and Expense Risk Charge


We deduct a 1.25% per annum charge against all contract values held in Separate Account for assuming the mortality and expense risks under the contract. (See "Mortality and Expense Risk Charge" on page 48.)


Administration and Maintenance Fee


We deduct an administration charge of 0.15% per annum from all contract values held in the Separate Account. In addition, a maintenance charge of $35 is deducted annually from each contract. Currently, We waive the $35 annual maintenance charge for contracts with a value of $50,000 or more on the contract anniversary. (See "CHARGES, FEES AND DEDUCTIONS" on page 46.)


Transfer Fee

There may be a $25 charge for each transfer in excess of 15 in any one contract year.

Premium Taxes


Midland will deduct from all premium payments the amount of any premium taxes levied by a state or any government entity. (See "Premium Taxes" on page 48).


                Additional Information About Variable Annuity II


Suitability of the Contracts

Because of the contingent deferred sales charge and other expenses, the contracts are not appropriate for short-term investment. The contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes.


Your "Free Look" Right


You have a right to reexamine the contract and return it to Us. Your request must be postmarked no later than 10 days after You receive Your contract. During the "free look" period Your premium will be allocated to the Fidelity VIP Money Market Investment Division. See "Free Look" on page 36 for more details.


Transfers

You may transfer Your contract value among the investment divisions and between the General Account and the investment divisions before the maturity date.

We require minimum amounts, usually $200, for each transfer. Transfers are not permitted before the end of the "free look" period or after annuity payments begin.

Currently, We do not charge for making transfers. However, We reserve the right to assess a $25 administrative charge after the 15th transfer in a contract year.


Transfer requests received before the New York Stock Exchange closes for regular trading will take effect on that business day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect. See definition of "Business Day" on page 15.

For limitations on transfers to and from the General Account, see "The General Account" on page 45.


Financial Information


Condensed financial information for the Separate Account begins on page 66 of this prospectus. Our financial statements, and full financial statements for the Separate Account, are in the Statement of Additional Information.


Inquiries And Correspondence

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                                 1-877-586-0240

You may send correspondence and transaction requests to Us by facsimile or telephone. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the Insured, or other identifying information. Accordingly, We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile or telephone when the original request is not sent to Our Principal Office. You bear those risks.

Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should make Your correspondence and transaction request in writing.

State Variations


Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in Your state. See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract. See Your agent or contact our Principal Office for additional information that may be applicable to Your state.

       Our Separate Account C and Its Investment Division

The "Separate Account" is Our Separate Account C, established under the insurance laws of the State of South Dakota in March, 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment policies. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the Funds. You may allocate part or all of Your net premiums to any 10 of the 37 investment divisions of Our Separate Account at any one time.


The Funds


Each of the 37 portfolios available under the contract is commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:

          (a) Alger American Fund,
          (b) American Century Variable Portfolios, Inc.,
          (c) Fidelity's Variable Insurance Products Fund Initial Class,
          (d) INVESCO Variable Investment Funds, Inc.
          (e) Lord Abbett Series Fund, Inc.,
          (f) MFS(R)Variable Insurance TrustSM,
          (g) PIMCO Variable Investment Trust, and
          (h) Van Eck Worldwide Insurance Trust.



Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus and in the Funds' Statements of Additional Information. You should read the Funds' prospectuses carefully before allocating or transferring money to any portfolio.

We may from time to time receive revenue from the Funds and/or their managers. The amounts of the revenue, if any, may be substantial and may vary from portfolio to portfolio and may be based on the amount of Our investments in the Funds. Currently these revenues range from 0.10% to 0.25% of Midland's investment in the Funds.

Investment Policies Of The Funds' Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. The objectives of the portfolios are as follows:

--------------------------------------------------------------------------------------------------------------------------------
Portfolio                             Objective
--------------------------------------------------------------------------------------------------------------------------------

Fidelity's Variable Insurance Products Funds


---------------------------------------------------------------------------------------------------------------------------------
VIP Market Money Portfolio            Seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in U.S. dollar-denominated money market securities.
------------------------------------- -------------------------------------------------------------------------------------------
VIP High Income Portfolio             Seeks a high level of current income by investing primarily in income-producing debt securities while also considering growth of capital.  Policy owners should understand that the fund's unit price may be volatile due to the nature of the high yield bond marketplace.
------------------------------------  ------------------------------------------------------------------------------------------

VIP Equity-Income Portfolio           Seeks reasonable income by investing primarily in income-producing equity securities.
                                      In choosing these securities, the investment manager will consider the potential for capital appreciation.  The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of
                                      500 Stocks.

------------------------------------- -------------------------------------------------------------------------------------------
VIP Growth Portfolio                  Seeks capital appreciation by investing in common stocks.  The adviser invests the fund's assets in companies the adviser believes have above-average growth potential.

------------------------------------- -------------------------------------------------------------------------------------------
VIP Mid Cap Portfolio                 Seeks long-term growth of capital.

------------------------------------- -------------------------------------------------------------------------------------------
VIP Overseas Portfolio                Seeks long-term growth of capital, primarily through investments in foreign securities.

------------------------------------- -------------------------------------------------------------------------------------------
VIP Asset Manager Portfolio           Seeks high total return with reduced risk over the long term by allocating its assets among the domestic and foreign stocks, bonds and short-term instruments.

------------------------------------- -------------------------------------------------------------------------------------------
VIP Investment Grade Bond             Seeks as high a level of current income as is consistent with the preservation of capital
Portfolio                             by investing in U.S. dollar-denominated investment-grade bonds.
------------------------------------- -------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio           Seeks to achieve capital appreciation over the long term by investing in common stocks and securities of companies whose value the manager believes is not fully recognized by the public.
------------------------------------- -------------------------------------------------------------------------------------------
VIP Asset Manager: Growth             Seeks to maximum total return by allocating its assets among stocks, bonds, short-term
Portfolio                             instruments, and other investments.
------------------------------------- -------------------------------------------------------------------------------------------
VIP Index 500 Portfolio               Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the Standard & Poor's Composite Index of 500 stocks.
------------------------------------- -------------------------------------------------------------------------------------------
VIP Growth & Income Portfolio         Seeks high total return, combining current income and capital appreciation.  Invests mainly in stocks that pay current dividends and show potential for capital appreciation.
------------------------------------- -------------------------------------------------------------------------------------------
VIP Balanced Portfolio                Seeks both income and growth of capital.  When the Investment Manager's outlook is neutral, it will invest approximately 60% of the fund's assets in equity securities and will always invest at least 25% of the fund's assets in fixed-income senior securities.
------------------------------------- -------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio    Seeks capital growth by investing primarily in common stocks.  Although the fund invests primarily in common stocks, it has the ability to purchase other securities, including bonds, which may be lower-quality debt securities.
---------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.

---------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital           Seeks capital growth by investing primarily in common stocks that management
Appreciation Portfolio                considers to have better-than-average prospects for appreciation.

------------------------------------- -------------------------------------------------------------------------------------------
American Century VP Value             Seeks long-term capital growth with income as a secondary objective.  Invests primarily
Portfolio                             in equity securities of well-established companies that management believes to be under-valued.
------------------------------------- -------------------------------------------------------------------------------------------
American Century VP Balanced          Seeks capital growth and current income.  Invests approximately 60 percent of its assets
Portfolio                             in common stocks that management considers to have better than average potential for appreciation and the rest in fixed income securities.
------------------------------------- -------------------------------------------------------------------------------------------
American Century VP International     Seeks capital growth by investing primarily in securities of foreign companies that
Portfolio                             management believes to have potential for appreciation.
------------------------------------- -------------------------------------------------------------------------------------------
American Century VP Income &          Seeks dividend growth, current income and capital appreciation.  The Portfolio will seek
Growth Portfolio                      to achieve its investment objective by investing in common stocks.
---------------------------------------------------------------------------------------------------------------------------------

MFS(R) Variable Insurance TrustSM

---------------------------------------------------------------------------------------------------------------------------------

MFS(R) VIT Emerging Growth            Seeks to provide long-term growth of capital.

Series
------------------------------------- -------------------------------------------------------------------------------------------

MFS(R) VIT Research Series            Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

------------------------------------- -------------------------------------------------------------------------------------------

MFS(R) VIT Investors Trust Series     Seeks to provide reasonable current income and long-term growth of capital and income.

------------------------------------- -------------------------------------------------------------------------------------------

MFS(R)New Discovery Series            Seeks capital appreciation.

---------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income         Seeks long-term growth of capital and income without excessive fluctuations in market
Portfolio                             value.
------------------------------------- -------------------------------------------------------------------------------------------
Lord Abbett MidCap Portfolio          Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
------------------------------------- -------------------------------------------------------------------------------------------

Lord AbbettInternational Portfolio    Seeks long-term capital appreciation, invests primarily in equity securities of non-U.S.
                                      Issuers.

------------------------------------- -------------------------------------------------------------------------------------------

Alger American Fund

------------------------------------- -------------------------------------------------------------------------------------------
Alger American Small                  Seeks long-term capital appreciation.  It focuses on small, fast growing companies that
Capitalization Portfolio              offer innovative products, services or technologies to a rapidly expanding marketplace.
                                      Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.  A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap
                                      600 Index.
------------------------------------- -------------------------------------------------------------------------------------------
Alger American MidCap Growth          Seeks long-term capital appreciation.  It focuses on midsize companies with promising
Portfolio                             growth potential.  Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.
------------------------------------- -------------------------------------------------------------------------------------------
Alger American Growth Portfolio       Seeks long-term capital appreciation.  It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management.
                                      Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.  The portfolio considers a large company to have a market capitalization of $1 billion or greater.
------------------------------------- -------------------------------------------------------------------------------------------
Alger American Leveraged AllCap       Seeks long-term capital appreciation.  Under normal circumstances, the portfolio invests,
Portfolio                             in the equity securities of companies of any size which demonstrate promising growth potential.  The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.  By borrowing money, the portfolio has the potential to increase its returns if the increase in value of the securities purchased exceeds the cost of borrowing including interest paid on the money borrowed.
---------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust

---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets         Seeks long-term capital appreciation by investing primarily in "hard asset securities."
Fund                                  Income is a secondary consideration.  Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate, and commodities.
---------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds Inc.


---------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services        Seeks capital growth.  The Fund normally invests at least 80% of its net assets in equity
Fund                                  securities and equity-related instruments of companies involved in the financial services sector.

------------------------------------- -------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences           Seeks capital growth.  The Fund normally invests at least 80% of its net assets in equity
Fund                                  securities and equity-related instruments of companies develop, produce, or distribute products or services related to health care.

---------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust

---------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio      Seeks maximum total return, consistent with preservation of capital and prudent investment management.

------------------------------------- -------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio      Seeks maximum total return consistent with preservation of capital and prudent investment management.

------------------------------------- -------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio        Seeks maximum total return consistent with preservation of capital and prudent investment management.

------------------------------------- -------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio       Seeks maximum real return, consistent with preservation of real capital and prudent investment management.




Fidelity Management & Research Company manages the VIP portfolios. American Century Investment Management, Inc. manages the American Century VP portfolios. MFS(R)Investment Management manages the MFS(R)Variable Insurance Trustsm. Lord Abbett & Co. manages the Lord Abbett Series Fund, Inc. Fred Alger Management, Inc. manages the Alger American Fund. Van Eck Global manages the Van Eck Global Worldwide Insurance Trust. INVESCO Funds Group, Inc. manages the INVESCO Variable Investment Funds, Inc. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust.


The Funds sell their shares to separate accounts of various insurance companies to support both the variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners arising from this use of the Funds for mixed and shared funding. The Funds will monitor for possible conflicts arising out this practice. If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interest.

The Fund portfolios available under the contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of any of the funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Funds' portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

We Own The Assets of Our Separate Account

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account. The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

Our Right To Change How We Operate Our Separate Account

We have the right to modify how We operate Separate Account C. In making any changes, We may not seek approval of contract owners (unless approval is required by law). We have the right to:

     o add investment divisions to, or remove investment divisions from Our Separate Account;

     o    combine two or more divisions within Our Separate Account;

     o withdraw assets relating to Our variable annuities from one investment division and put them into another;

     o eliminate a portfolio's shares and substitute shares of another portfolio of the funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of Separate Account C's purposes;

     o end the registration of Our Separate Account under the Investment Company Act of 1940;

     o operate Our Separate Account under the direction of a committee or discharge such committee at any time (the committee may be composed entirely of "interested persons" of Midland under the Investment Company Act of 1940);

     o disregard instructions from contract owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory contract. (We would do so only if required by state insurance regulatory authorities, or otherwise pursuant to insurance law or regulation); and

     o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In addition, We may disapprove any change in investment advisers or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

You may want to transfer the amount in that investment division as a result of changes We have made. If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our General Account, then You may do so, without charge, by writing to Our Principal Office. At the same time, You may also change how Your net premiums are allocated.

                     DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

To buy a contract, You must send Us an application form and an initial premium payment of at least $2,000. If You enroll in a bank draft investment program or payroll deduction plan for a qualified contract and the month premium is at least $100, then the initial premium amount can be lower. This sale must take place through a representative who is licensed and registered to sell the contract. Once We accept Your application, You will be issued a contract that sets forth precisely Your rights and Our obligations. Additional premium payments, of at least $50, may then be made by check or money order payable to Midland and mailed to the Principal Office.

If Your application is complete, then We will accept or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some reason), then We will inform You of the reason for delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete.


Your initial net premium payment (premium payments minus any state premium taxes) will be allocated to the Fidelity VIP Money Market Investment Division as of the business day We receive it or accept Your application, whichever is later. Each net premium received after the "Free Look" period will be allocated to Our Separate Account or General Account on the business day of receipt.


There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You. Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among Our General Account and/or investment divisions of Our Separate Account.

We offer variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect Your investment performance and contract value. To obtain more information about these other contracts, contact Our Principal Office.

Free Look

You have a 10-day Free Look period after You receive Your contract. You may review it and decide whether to keep or cancel it. If You cancel the contract, then You must return it to the agent who sold it to You or to Our Principal Office. If You cancel Your contract, then We will return the greater of:

     a)        the premium paid, or
     b) the contract value plus the sum of all charges deducted from the contract value.

The contract value will reflect both the positive and negative investment performance of the investment divisions chosen by You in the contract application. The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements.

Allocation of Net Premiums


We allocate Your entire contract value to the Fidelity VIP Money Market Investment Division during the "Free Look" period. You will specify Your desired premium allocation on the contract's application form. Your instructions in Your application will dictate how to allocate Your contract value at the end of the Free Look period (which is administratively assumed to be 15 days after the contract date for reallocation purposes). Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. Transfer requests received during the free look period will be processed as of the date of reallocation. You may not allocate Your contract value to more than 10 investment divisions of Our Separate Account at any point in time. In certain states, allocations to and transfers from the General Account are not permitted.


Changing Your Premium Allocation Percentages


You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make. These changes will effect transactions as of the date We receive Your request at Our Principal Office. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See "Dollar Cost Averaging " on page 37).


Transfers of Contract Value

You generally may transfer amounts among the investment divisions and between the General Account and any investment division prior to maturity date. Write to Our Principal Office to make a transfer of contract value. Currently, You may make an unlimited number of transfers of contract value in each contract year. But, We reserve the right to assess a $25 charge after the 15th transfer in a contract year.


The minimum transfer amount is $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum. Requests received before the New York Stock Exchange closes for regular trading will take effect on the same day if that day is a business day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect. For information regarding telephone or facsimile requests, see "Inquiries" on page 28. For limitations on transfers to and from the General Account, see "The General Account" on page 45.


After the maturity date, You can only make one transfer per contract year and only among the investment divisions.

Market Timing and Excessive Trading Limits

The contracts are designed for long-term financial planning, and are not designed for or appropriate for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfer can be disruptive to any underlying portfolio and harmful to other contract owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or premium payment) from any person if, in Our judgment, it has the potential to adversely affect an underlying portfolio or other contract owners or if an underlying portfolio objects to or would reject Our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular contract owners who, in Our view, have abused or appear likely to abuse the transfer privilege.


We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other contract owners. You will be notified in writing if Your transfer request has been refused or restricted.


Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions. This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly or quarterly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. You must complete the proper request forms and there must be a sufficient amount in the DCA source account. DCA is only available if the amount in the DCA account is at least $2,400 at the time DCA is to begin. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. Copies of the DCA request form can be obtained by contacting Us at Our Principal Office. The election will specify:

     (a)  the DCA source account from which transfers will be made,

     (b) that any money received with the form is to be placed into the DCA source account,

     (c) the total monthly amount to be transferred to the other investment divisions, and

     (d) how that monthly or quarterly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the first contract month which occurs at least 30 days after the day the request is received.

DCA will last until total monies for DCA are exhausted or until We receive Your written termination request. DCA automatically terminates on the maturity date.

We do not charge any specific fees for You to participate in a DCA program. However, transfers made through a DCA program, which only extends for fewer than 12 months, will be included in counting the number of transfers of policy fund. While We currently allow an unlimited number of free transfers, We do reserve the right to charge for each transfer after the 15th one in any contract year.

We reserve the right to end the DCA program by sending You one month's notice.

Portfolio Rebalancing


The Portfolio Rebalancing Option allows contract owners, who are not Dollar Cost Averaging, to reset the percentage of contract value allocated to each investment division to a pre-set level. (For example, an owner may specify 30% in the Fidelity VIP Growth Investment Division, 40% in the Fidelity VIP High Income Investment Division and 30% in the Fidelity VIP Overseas Investment Division.) Portfolio Rebalancing does not apply to loaned monies in the General Account. If You elect this option, then each contract anniversary We will transfer the amounts needed to "rebalance" the contract value to Your specified percentages. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.


Even with the Portfolio Rebalancing option, the contract value may only be allocated to up to 10 investment divisions at any one time. We reserve the right to end the Portfolio Rebalancing option by sending You one month's notice. Contact Us at Our Principal Office to elect the Portfolio Rebalancing option.


Transfers out of the General Account which occur due to the Portfolio Rebalancing option are still subject to the limits of transfers out of the General Account discussed in "The General Account" section on page 45.


Systematic Withdrawals


The Systematic Withdrawal feature allows You to have a portion of the contract value withdrawn automatically. Under this feature, You may elect to receive preauthorized scheduled partial withdrawals. These payments can be made only while the annuitant is living, before the maturity date, and after the Free Look period. You may elect this option by sending a proper completed Preauthorized Systematic Withdrawal Request Form to Our Principal Office. You may designate the systematic withdrawal amount or the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your contract for details on systematic withdrawal options and when each begins.


Each systematic withdrawal is made at the end of the scheduled business day. If the New York Stock Exchange is closed on the day when the withdrawal is otherwise to be made, then the withdrawal will be processed the next business day. You should designate the investment(s) from which the withdrawals should be made. Otherwise, the deduction caused by the systematic withdrawal will be allocated proportionately to Your contract value in the investment divisions and the General Account.

You can stop or modify the systematic withdrawals by sending Us a written request, with at least 30 days notice. A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable. Systematic withdrawals over a fixed period or over the annuitant's life expectancy generally cannot be changed unless otherwise permitted by law.


Each systematic withdrawal must be at least $100. We reserve the right to change the required minimum systematic withdrawal amount. Upon payment, We reduce the contract value by an amount equal to the payment proceeds plus any applicable contingent deferred sales charge. (See "Sales Charges on Withdrawals" on page 46.) The contingent deferred sales charge applies to systematic withdrawals in the same manner as it applies to other withdrawals.


However, systematic withdrawals taken to satisfy IRS required minimum surrenders and paid under a life expectancy option will not be subject to a contingent deferred sales charge. Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete withdrawal. In no event will the payment of a systematic withdrawal exceed the cash surrender value. The contract will automatically terminate if a systematic withdrawal causes the contract's surrender value to equal zero.


To the extent, if any, that there are earnings in the contract, systematic withdrawals generally are included in the contract owner's gross income for tax purposes in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59-1/2. (See "TAXATION OF ANNUITIES IN GENERAL - Nonqualified Contracts" on page 51.) Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.


Withdrawals

You may withdraw all or part of Your cash surrender value by sending Us a written request. The cash surrender value is the contract value minus the contract maintenance charge and any applicable contingent deferred sales charges. (Withdrawals may be restricted by a retirement arrangement under which You are covered.) Partial withdrawals from an investment division or the General Account, however, must be made in amounts of $500 or more (except for systematic withdrawals described above) and cannot reduce Your contract value to less than $1,000. If a withdrawal results in less than $1,000 remaining, then the entire contract value must be withdrawn.

Any applicable contingent deferred sales charge and any required tax withholding will be deducted from the amount paid. In addition, upon full withdrawal a contract maintenance charge is also subtracted.


Requests received before the New York Stock Exchange closes for regular trading will take effect on the same day if that day is a business day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect. See definition of "Business Day" on page 15.


We will generally pay the withdrawal amount from the Separate Account within seven days after We receive a properly complete withdrawal request. We may defer payment for a longer period when:

     o trading on the New York Stock Exchange is restricted as defined by the SEC;

     o the New York Stock Exchange is closed (other than customary weekend and holiday closing);

     o an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or

     o for such other periods as the SEC may by order permit for the protection of owners.


We expect to pay the surrender amount from the General Account promptly, but We have the right to delay payment for up to six months. See "When We Pay Proceeds From This Contract" on page 61.

Unless You specify otherwise, Your withdrawal will be allocated among all investment divisions and the General Account in the same proportion as Your contract value bears to each investment division and the General Account. This allocation is subject to minimum amount requirements. The contingent deferred sales charge will be determined without reference to the source of the withdrawal. The charge will be based on the length of time between premium payments and withdrawals. (See "CHARGES, FEES AND DEDUCTIONS" on page 46.)

A withdrawal will generally have Federal income tax consequences that can include tax penalties and tax withholding. You should consult Your tax advisor before making a withdrawal. (See "FEDERAL TAX STATUS" on page 49.)


Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a withdrawal request must include the consent of the participant's spouse. This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals and the Section 403(b) annuities that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a withdrawal.


Participants in the Texas Optional Retirement Program may not make a withdrawal from a contract (including withdrawals to establish an annuity) prior to age 70 1/2 except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability. Such proceeds may, however, be used to fund another eligible vehicle. Withdrawals from Section 403(b) plans are also severely restricted. (See "FEDERAL TAX STATUS" on page 49.)


Loans

Prior to the maturity date, owners of contracts issued in connection with
Section 403(b) or Section 401(k) qualified plans may request a loan using the contract as security for the loan. Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program. You should consult a tax advisor before requesting a loan.


Only one loan can be made within a 12-month period. The loan amount must be at least $2,000 and must not exceed:


     a)        The contract value, minus
     b)        Any applicable contingent deferred sales charge, minus
     c)        Any outstanding prior loans, minus
     d)        Loan interest to the end of the next contract year.


The portion of the contract value that is equal to the loan amount will be held in the General Account and will earn interest at a rate of 3% per year. Your loan will be allocated among all investment divisions and the General Account in the same proportion as the value of Your interest in each division bears to Your total contract value. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division and transfer that amount to the General Account.

We charge interest on loans at the rate of 5% per year. Loan interest is due on each contract anniversary. Unpaid interest will be added to the loan and accrue interest. If the total loan plus loan interest equals or exceeds the contract value minus any applicable contingent deferred sales charge, then the contract will terminate with no further value. In such case, We will give You at least 31 days written notice. Termination under these circumstances may adversley affect the treatment of the contract under the Internal Revenue Code sections 401(k) or 403(b).


The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract.


The loan agreement will describe the amount, duration, and restrictions on the loan. In general, loans must be repaid in monthly or quarterly installments within 5 years. If a quarterly installment is not received by the end of the calendar quarter following the calendar quarter in which the payment was due, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under the contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under the Internal Revenue Code sections 401(k) or 403(b).

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) or
Section 401(k) programs. A loan issued in connection with a 401(k) plan or a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant's vested ownership in the 401(k) account balance or 403(b) plan. The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months. In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor's regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under a enforceable agreement, bear a reasonable rate of interest be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans. You should consult a tax advisor before taking a loan.


A loan has a permanent effect on the contract value because the investment experience of the investment divisions will apply only to the unborrowed portion of the contract value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the net investment results are greater than 3% per year while the loan is outstanding, then the contract value will not increase as rapidly as it would have if no debt were outstanding. If net investment results are below 3% per year, then the contract value will be higher than it would have been had no loan been outstanding. In addition, a loan costs You a net interest charge of 2% per year.

Death Benefit

If the annuitant is an owner and dies before the maturity date, then the death benefit must be paid within 5 years of the annuitant's death (other than amounts payable to, or for the benefit of, the surviving spouse of the annuitant as the contingent owner). The value of the death benefit, as described below, will be determined on the business day that Our Principal Office receives the later of:

     (a)       due proof of death and
     (b)       an election form of how the death benefit is to be paid.


Unless a payment option is selected within 90 days after We receive due proof of death, the death benefit will be paid as a lump sum. Any payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the owner's date of death.


In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit. We will send the benefit a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our General Account. It is not a bank account and is not insured by the FDIC or any other government agency. As part of Our General Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Accounts.

If the annuitant is not an owner and the owner dies before the maturity date, the contingent owner will become the owner. If no contingent owner has been named or is living, ownership will pass to the owner's estate. If the spouse is named as the contingent owner, then the contract will continue with the spouse now being the owner. If the surviving spouse has not been named as the contingent owner, the contract value (not the death benefit) must be paid out within 5 years of the owner's death.

If an owner dies on or after the maturity date, then any remaining amounts, other than the amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner's death. Other rules relating to distributions at death apply to qualified contracts.

Death Benefit on the Annuitant's Death Prior to the Maturity Date


The death benefit is only paid on the annuitant's death prior to the maturity date (not on the death of the owner unless the owner is also the annuitant). Any loan amount and loan accrued interest outstanding will reduce the death benefit proceeds. (See "Loans" on page 41.)


The death benefit paid will be the greatest of:

     (a) The current contract value. For this purpose, the current contract value is the value on the business day We receive at Our Principal Office the latest of:

          1.   Due proof of death and

          2. An election form of how the death proceeds are to be paid (or 90 days after We receive due proof of death, if no election form is received), or

     (b) 100% of the total net premium payments made to Your contract, reduced by any prior withdrawals,(including any contingent deferred sales charge) or


     (c)  The guaranteed minimum death benefit as defined below.

Guaranteed Minimum Death Benefit (GMDB)

In general, the guaranteed minimum death benefit is the highest contract value on any contract anniversary prior to death and prior to the annuitant's age 81, adjusted for any withdrawals (see the following example for how withdrawals impact the guaranteed minimum death benefit).

The guaranteed minimum death benefit is zero upon issuance of the contract. The guaranteed minimum death benefit is recalculated on the first contract anniversary and every year thereafter, until the contract anniversary immediately preceding the earlier of the annuitant's date of death or the annuitant's 81st birthday. The purpose of the recalculation is to give You the benefit of any positive investment experience under Your contract. Your contract's investment experience can cause the guaranteed minimum death benefit to increase on the recalculation date, but cannot cause it to decrease. The guaranteed minimum death benefit on a recalculation date is the larger of:

     a) the guaranteed minimum death benefit that applied to Your contract immediately prior to the recalculation date, or

     b)   the contract value on the recalculation date.

The new guaranteed minimum death benefit applies to Your contract until the next contract anniversary, or until You make a premium payment or withdrawal. Any subsequent premium payments will immediately increase Your guaranteed minimum death benefit by the amount of the net premium payment. Any partial withdrawal will immediately decrease Your guaranteed minimum death benefit by the percentage of the contract value being withdrawn. (The decrease in GMDB could be more or less than the dollar amount withdrawn.)

Example: Assume that a contract is issued with a $10,000 premium on 5/1/2000 to an owner at attained age 55. No further premiums are made and no withdrawals are made during the first year. Assume that on the contract anniversary on 5/1/2001 the contract value is $12,000. The guaranteed death benefit is reset on 5/1/2001 to $12,000.

Assume that the contract value increases to $15,000 on 5/1/2002 and decreases to $13,000 on 5/1/2003. The guaranteed death benefit on 5/1/2003 is $15,000.

Assume that by 7/1/2003, the contract value increases to $14,000 and You request a partial withdrawal of $2,800 or 20% of Your contract value on that date. The guaranteed minimum death benefit immediately follow the partial withdrawal is $12,000=[$15,000-.20($15,000)]. (In this example, the contingent deferred sales charge would be taken out of the $2,800 withdrawn.)

Assume that on 9/1/2003 the contract value decreases to $8,000. The guaranteed minimum death benefit remains at $12,000 and the death proceeds payable on 9/1/2003 are $12,000.

Payment of Death Benefits

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit. We will send the benefit a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our General Account. It is not a bank account and is not insured by the FDIC or any other government agency. As part of Our General Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Accounts.

Your Contract Value

Your contract value is the sum of Your amounts in the various investment divisions and in the General Account (including any amount in Our General Account securing a contract loan). Your contract value reflects various charges. Transaction and sales charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the General Account. There is no guaranteed minimum contract value for amounts allocated to the investment divisions of Our Separate Account. You bear the investment risk. An investment division's performance will cause Your contract value to go up or down.

Amounts In Our Separate Account


The amount You have in each investment division is represented by the value of the accumulation units credited to Your contract value for that investment division. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division. Accumulation units are sold or redeemed when You make withdrawals or transfer amounts from an investment division, and to pay the death benefit when the annuitant or owner dies. We also redeem units to pay for certain charges.


We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division's accumulation unit value at the end of that day. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for the investment divisions at the end of each business day.

The accumulation unit value for each investment division is initially set at $10.00.

Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolios' realized and unrealized capital gains and losses, and the funds' expenses. The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account at an effective annual rate of 1.40%. Additional information on the accumulation unit values is contained in the Statement of Additional Information.

                               The General Account

You may allocate some or all of Your contract value to the General Account, subject to certain limitations described below. The General Account pays interest at a declared rate. We guarantee the principal after charges and deductions. The General Account supports Our insurance and annuity obligations. Certain states do not permit allocations to and transfers from the General Account. Because of applicable exemptive and exclusionary provisions, interest in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus which relate to the General Account.

You may accumulate amounts in the General Account by:

     o      allocating net premiums,
     o      transferring amounts from the investment divisions, or
     o      earning interest on amounts You already have in the General Account.

Transfers, withdrawals and allocated deductions reduce this amount. $250,000 is the maximum amount that, over the contract's life, You can allocate to the General Account through allocating net premiums and net transfers (amounts transferred in minus amounts transferred out).

We pay interest on all Your amounts in the General Account. The annual interest rate has a minimum guarantee of 3.0%. We may, at Our sole discretion, credit interest in excess of 3.0%. You assume the risk that interest credited may not exceed 3.0%. Currently, We intend to guarantee the interest rate for one-year periods, starting at the beginning of each calendar year. Interest is compounded daily at an effective annual rate that equals the annual rate We declare.

You may transfer amounts among the investment divisions and between the General Account and any investment divisions. However, only 2 transfers are allowed out of the General Account per contract year. The total amount transferred out of the General Account in any contract year is limited to the larger of:

     (a) 25% of the unloaned amount in the General Account at the beginning of the contract year, or

     (b)  $25,000 (We reserve the right to lower this to $1,000).

These limits do not apply to transfers made in a Dollar Cost Averaging program that occurs over a period of 12 or more months.

The General Account may not be available in all states. Your state of issue will determine if the General Account is available on Your contract. Please check Your contract form to see if the General Account is available on Your contract.

                          CHARGES, FEES AND DEDUCTIONS

Sales Charges on Withdrawals

We may deduct a contingent deferred sales charge from any withdrawal or premiums (including a withdrawal to effect an annuity and on systematic withdrawals). This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the contingent deferred sales charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risks charges (described below). For the purpose of determining the contingent deferred sales charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any. There is no sales charge on the investment income withdrawn.

The length of time between each premium payment and withdrawal determines the amount of the contingent deferred sales charge. Premium payments are considered withdrawn in the order that they were received.

The charge is a percentage of the gross (premiums before deduction for premium tax) premiums withdrawn and equals:

                    Length of Time from              Contingent
                    Premium Payment                Deferred Sales
                     (Number of Years)                  Charge

                           0-1                            8%
                           1-2                            8%
                           2-3                            7%
                           3-4                            7%
                           4-5                            6%
                           5-6                            5%
                           6-7                            4%
                           7-8                            2%
                           8+                             0%

Example: Assume that a contract is issued with a $10,000 premium (for which no premium tax is applicable) on 5/1/2000 to an owner at an attained age of 55. No further premiums are made and no withdrawals are made until 9/1/2001. Assume that on 9/1/2001, You request a full surrender and the value of Your contract is $12,000. The contingent deferred sales charge of $720.00 would be determined as shown below:

10% of the $10,000 of premium is allowed to be withdrawn free of the contingent deferred sales charge. Since it has been between 1 and 2 years from the time of the $10,000 premium contribution, the contingent deferred sales charge percentage would be 8%.

     8% of $9,000 ($10,000 less $1,000 withdrawn free of charge) = $720.00.



If the value of Your contract had been $8,000 on 9/1/2001 and You requested a full surrender, the contingent deferred sales would still be $720.00 as the charge is based on the amount of the premiums and not on the value of the contract.

We will waive the contingent deferred sales charge on either a full or partial surrender after the first contract anniversary if:

     (1) written proof is given to Us at Our Principal Office that the owner is confined in a state licensed inpatient nursing facility for a total of 90 days, provided We receive Your withdrawal request within 90 days after discharge from such facilities; or

     (2) a licensed physician provides an acceptable written statement to Us that the owner is expected to die with the next 12 months due to a non-correctable medical condition. The licensed physician cannot be the owner or part of the owner's immediate family.

These waivers are subject to certain conditions as detailed in the contract and to approval of state insurance authorities.

If You make a full surrender after the contract has been in force for 3 years, and use the proceeds to purchase a life income annuity option from Us, then We will waive the contingent deferred sales charge.

Amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a contingent deferred sales charge. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the Free Withdrawal Amount.

Free Withdrawal Amount

You may withdraw 10% of the total net (premiums after deduction for premium tax) premiums paid without incurring a contingent deferred sales charge. The value of 10% of the total premiums paid is determined on the date of the requested withdrawal. The full 10% is available only if no other withdrawals have been taken in the prior 12-month period. Any withdrawal taken within the last 12 months will reduce the amount that can be taken without incurring a contingent deferred sales charge. No more than 10% of premiums paid will be available in any 12-month period without incurring a contingent deferred sales charge.

Administrative Charge

We deduct a daily charge for Our administrative expenses in operating the Separate Account at an effective annual rate of 0.15% of the value of the assets in the Separate Account. The investment divisions' accumulation unit values reflect this charge. We cannot increase this charge.

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks at an effective annual rate to 1.25% of the value of the assets in the Separate Account. The investment divisions' accumulation unit values reflect this charge. We cannot increase this charge. We expect to profit from this charge. We may use the profit for any purpose including paying distribution expenses.

Contract Maintenance Fee

We deduct an annual maintenance charge of $35 on each contract anniversary on or before the maturity date. We waive this charge if Your contract value is $50,000 or more on the contract anniversary. This charge is for Our record keeping and other expenses incurred in maintaining the contracts. We deduct this charge from each investment division and the General Account in the same proportion as the value of Your interest in each has to the total contract value. If the contract is surrendered during a contract year and the contract value is less than $50,000, then We will deduct the full contract maintenance charge for the current contract year at that time.

We may reduce the annual maintenance charge for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

Premium Taxes

Midland will deduct from all premium payments a charge for any premium taxes levied by a state or any other government entity. Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%. This range is subject to change. The company currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, West Virginia and the territory of Puerto Rico. These states and jurisdictions are subject to change.

Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts. We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

If such a charge is made, it would be set aside as a provision for taxes which We would keep in the effected Investment Division rather than in Our General Account.

Transfer Charge

Currently, We do not charge You for making transfers of contract value among investment divisions. We reserve the right to assess a $25 charge after the 15th transfer in a contract year.

If We charge You for making a transfer, then We will allocate the charge to the investment from which the transfer is being made. All transfers included in one transfer request count as only one transfer for purposes of any fee. For example, if the transfer is made from two investment divisions then a $12.50 transfer charge will be allocated to each of the investment divisions.

Charges In The Funds

The funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio's charges and expenses vary. See the funds' prospectuses for more information.

                               FEDERAL TAX STATUS

Introduction

The following discussion is general and is not intended as tax advice.

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a contract. Any person concerned about these tax implications should consult a competent tax advisor before making a premium payment. This discussion is based upon Midland's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws. Certain additional tax consequences associated with a contract are discussed in the Statement of Additional Information.

The qualified contracts are designed for use by individuals in connection with retirement plans, which are intended to qualify for special income tax treatment under Sections 401, 403(a), 403(b), 408 or 408A of the Internal Revenue Code (the "Code"). The ultimate effect of Federal income taxes on contributions, contract value, on annuity payments and on economic benefit to the owner, the annuitant or the beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on Our tax status. In addition, certain requirements must be satisfied in purchasing a qualified contract in connection with a tax-qualified plan in order to receive favorable tax treatment. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan and/or to the participant may result if this contract is assigned or transferred to any individuals as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the contract. With respect to qualified contracts, an endorsement of the contract and/or limitations or penalties imposed by the Internal Revenue Code may impose limits on premiums, withdrawals, distributions or benefits, or on other provisions of the contracts. Some retirement plans are subject to distribution and other requirements that are not incorporate into Our contract administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. Therefore, purchasers of qualified contracts should seek competent legal and tax advice regarding the suitability of the contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of a contract. The following discussion assumes the qualified contracts are purchased in connection with retirement plans that qualify for special Federal income tax treatment described above.

Diversification


Section 817(h) of the Code imposes certain diversification standards on the underlying assets of nonqualified variable annuity contracts. The Code provides that a nonqualified variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department (Treasury Department), adequately diversified. Disqualification of the contract as an annuity contract would result in imposition of Federal income tax to the contract owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract.


We intend that all Funds underlying the contracts will be managed in such a manner as to comply with these diversification requirements.


In certain circumstances, owners of nonqualified variable contracts may be considered the owners, for Federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the Separate Account assets would be included in the nonqualified variable contract owner's gross income. The IRS has stated in published rulings that a nonqualified variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations, "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policy-owners may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."


The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. For example, the owner has additional flexibility in allocating premium payments and contract values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, We do not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Taxation of Annuities in General

Nonqualified Contracts

The following discussions assume that the contract will qualify as an annuity contract for Federal income tax purposes. "Investment in the Contract" refers to premiums paid minus any prior withdrawals of premiums where prior withdrawals are treated as being earnings first.

Section 72 of the Code governs taxation of annuities in general. We believe that the owner generally is not taxed on increases in contract value until distribution occurs either in the form of a lump sum received by withdrawing all or part of the contract value (i.e., "withdrawals") or as annuity payments under the annuity income option elected. The exception to this rule is the treatment afforded to owners that are not natural person. Generally, an owner of a contract who is not a natural person must include in income any increase in the excess of the owner's contract value over the owner's Investment in the Contract during the taxable year, even if no distribution occurs. There are, however, exceptions to this rule that You may wish to discuss with Your tax counsel. The following discussion applies to contracts owned by natural persons.

The taxable portion of a distribution (in the form of an annuity or lump sum payment) is taxed as ordinary income. For this purpose, the absolute assignment, pledge, or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution.

Generally, in the case of a withdrawal under a nonqualified contract, amounts received are first treated as taxable income to the extent that the contract value immediately before the withdrawal exceeds the Investment in the Contract at that time. Any additional amount is not taxable.

Although the tax consequences may vary depending on the annuity income option elected under the contract in general, only the portion of the annuity payment that represents the amount by which the contract value exceeds the Investment in the Contract will be taxed. For fixed annuity payments, in general, there is no tax on the amount of each payment which represents the same ratio that the Investment in the Contract bears to the total expected value of the annuity payment for the term of the payment; however, the remainder of each annuity payment is taxable. For variable annuity payments, in general, a specific dollar amount of each payment is not taxed. The dollar amount is determined by dividing the Investment in the Contract by the total number of expected periodic payments. The remainder of each annuity payment is taxable.

Any distribution (as either fixed or variable payments) received after You have recovered the investment in the contract will be fully taxable.

Amounts may be distributed from a contract because of the death of the owner or annuitant. Generally, such amounts are included in the income of the recipient as follows:

     (a) if distributed in a lump sum, they are taxed in the same manner as a withdrawal from the contract; or

     (b) if distributed under a payment option, they are taxed in the same manner as annuity payments.

For these purposes, the Investment in the Contract is not affected by an owner's or annuitant's death. That is, the Investment in the Contract remains the amount of any premiums paid which were not excluded from gross income.

In the case of a distribution pursuant to a nonqualified contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

     a)   made on or after the date on which the owner is actual age 59-1/2,

     b)   made as a result of death or disability of the owner, or

     c) received in substantially equal payments as a life annuity (subject to special "recapture" rules if the series of payments is subsequently modified).

Other tax penalties may apply to certain distributions under a Qualified
Contract.

Possible Changes in Taxation

In past years, legislation has been proposed from time to time that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

Transfers, Assignments or Exchange of Contracts

A transfer of a contract's ownership, the designation of an annuitant, payee or other beneficiary who is not also the owner, the change of an annuitant, the selection of certain maturity dates or the exchange of a contract, may result in certain tax consequences to the owner that are not discussed herein. Any owner contemplating any such transfer, assignment, selection, or exchange of a contract should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Multiple Contracts

All nonqualified deferred annuity contracts entered into after October 12, 1988 that are issued by the same insurance company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in gross income under Code Section 72(c). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a contract owner should consult a tax advisor before purchasing more than one annuity contract.

Qualified Contracts

The rules governing the tax treatment of distributions under the qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Generally, in the case of a distribution to a participant or beneficiary under a contract purchased in connection with these plans, only the portion of the payment in excess of the Investment in the Contract allocated to that payment is subject to tax. The Investment in the Contract equals the portion of premiums invested in the contract that were not excluded from Your gross income, and may be zero. In general, for allowed withdrawals, a ratable portion of the amount received is taxable, based on the ratio of the Investment in the Contract to the total contract value. The amount excluded from a taxpayer's income will be limited to an aggregate capital equal to the Investment in the contract. The taxable portion of annuity payments is generally determined under the same rules applicable to nonqualified contracts. Adverse tax consequences may result from distributions prior to age 59-1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in certain other circumstances. For qualified plans under Section 401(a), 403(a), and 403(b), the Code requires that distributions generally must commence no later than the later of April 1of the calendar year following the calendar year in which You (or the plan participant) (i) reach age 70-1/2 or (ii) retire, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which You (or the plan participant) reach age 70-1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which You (or the plan participant) reach age 70-1/2.

Under Code section 403(b), payments made by public school systems and certain tax exempt organization to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts distribution under the Code section 403(b) annuity contracts of:

     a) elective contributions made in years beginning after December 31, 1988;

     b)   earnings on those contributions; and

     c) earnings in such years on amounts held as of the last year beginning before January 1, 1989.


     Distribution of those amounts may only occur upon death or disability of the employee, attainment of age 59-1/2, severance of employment, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


Code sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." Individual Retirement Annuities are subject to limitations on the amount that may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of retirement plans may be placed into an Individual Retirement Annuity on a tax-deferred basis. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distribution from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59-1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

The IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provisions in the contract comports with IRA qualification requirements.


Code section 401(a) allows employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant, or to both may result if this contract is assigned or transferred to any individual as a means to provide benefit payments.

The contract includes a death benefit that in some cases may exceed the greater of the purchase payments or account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any 40(b) or pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax advisor.


                                Our Income Taxes

The operations of Our Separate Account are included in Our Federal income tax return and We pay no tax on investment income and capital gains reflected in variable annuity contract reserves. However, the 1990 Tax Act requires a negative reserve, based on premiums, to be established. This reserve will cause Our taxable income to increase. We reserve the right to charge the Separate Account for this and any other such taxes in the future if the tax law changes and We incur additional Federal income taxes which are attributable to Our Separate Account. This charge will be set aside as a provision for taxes which We will keep in the investment divisions rather than in Our General Account. We anticipate that owners would benefit from any investment earnings that are not needed to maintain this provision.

                                   Withholding

Distributions from contracts generally are subject to withholding for Your Federal income tax liability. The withholding rate varies according to the type of distribution and Your tax status. You will be provided the opportunity to elect not to have tax withheld from distributions.


Taxable "eligible rollover distributions" from section 401(a) plans, 403(a) annuities and 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form, certain distributions of after-tax contributions and hardship distributions. If You choose a "direct rollover" from the plan to another tax-qualified plan, section 403(b) plan, governmental 457 plan or IRA, then the 20% withholding does not apply.


The Interest and Dividend Tax Compliance Act of 1983 requires recipients, including those who have elected out of withholding, to supply their Taxpayer Identification Number (Social Security Number) to payers of distributions for tax reporting purposes. Failure to furnish this number when required may result in the imposition of a tax penalty and will subject the distribution to the withholding requirements of the law described above.

                                  MATURITY DATE

The maturity date is generally the contract anniversary nearest the annuitant's attained age 90 (unless restricted by the laws of the state in which this contract is delivered). You may elect a different maturity date in the application or by sending a written request to Us at least 31 days before the requested new maturity date. The requested maturity date must be a contract anniversary. The requested maturity date cannot be later than the annuitant's attained age 90 and cannot be earlier than the 10th contract anniversary. For qualified contracts the requested maturity date cannot be earlier than the annuitant attained age 59-1/2.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

     a) take the surrender value (in some states, the contract value) in one lump sum, or

     b) convert the contract value into an annuity payable to the annuitant under one of the payment options described below.

SELECTING AN ANNUITY OPTION

You may apply the proceeds of a withdrawal to affect an annuity. Unless You choose otherwise, the amount of the proceeds from the General Account will be applied to a 10 year certain and life fixed payout and the amount of the proceeds from the Separate Account will be applied to a 10 year certain and life variable payout. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $1,000 or more and the first periodic payment will be at least $20.

The payee's actual age will affect each payment amount for annuity income options involving life income. The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number. For annuity income options that do not involve life income, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payment may name a successor to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the successor at any time.

Payment options will be subject to Our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. This includes:

     o    rules on the minimum amount We will pay under an option,

     o minimum amounts for installment payments, withdrawal or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment),

     o the naming of people who are entitled to receive payment and their successors, and

     o    the ways of proving age and survival.

You choose a payment option when You apply for a contract and may change it by writing to Our Principal Office.

Fixed Options

Payments under the fixed options are not affected by the investment experience of any investment division. The value as of the maturity date will be applied to the fixed option selected. Thereafter, interest or payments are fixed according to the options chosen. The following fixed options are available:

     1. Proceeds Left At Interest: The money will stay on deposit with Us for a period that We agree upon. You will receive interest on the money at a declared interest rate.

     2.   Installment Options: There are two ways that We pay installments:

               (a) Payment for a Specified Period: We will pay the amount applied in equal installments plus applicable interest, for a specified time, up to 30 years.

               (b) Payment of a Specified Amount: We will pay the sum in installments in an amount that We agree upon. We will continue to pay the installments until We pay the original amount, together with any interest You have earned.

     3. Payment of a Life Income: We will pay the money as a monthly income for life. You may choose from 1 of 3 ways to receive the income. We will guarantee payments for:

               (a)  at least 10 years (called "10 Years Certain and Life");

               (b)  at least 20 years (called "20 Years Certain and Life"); or

               (c) payment only for life. With a life only payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.

     4. Other: You may ask to apply the money under any option that We make available at the time the benefit is paid.

We guarantee interest under the fixed options at a rate of 2.75% a year. We may also credit interest under the fixed deposit options at a rate that is above the 2.75% guaranteed rate (this is at Our complete discretion).

Variable Options

Payments under the variable options will vary in amount depending on the investment experience of the investment divisions. Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate. This is a fulcrum rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the payout options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be set at $10 on the first day there are contract transactions in Our Separate Account Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the daily asset charge We make at an effective annual rate of 1.40%. The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the Statement of Additional Information that can be obtained by writing to Our Principal Office.

The following variable options are available:


     1. Payment of a Life Income: We will pay the money as a monthly income for life. You may choose from 1 of 3 ways to receive the income. We will guarantee payments for:

          (a)  at least 10 years (called "10 Years Certain and Life");

          (b)  at least 20 years (called "20 Years Certain and Life"); or

          (c) payment only for life. With a life only payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.

     2. Annuity: You may ask to apply the money under any option that We make available at the time the benefit is paid.

Transfers after the Maturity Date

After the maturity date, one transfer per contract year may be made among the investment divisions. Transfer requests received before the New York Stock Exchange closes for regular trading will take effect on the same day if that day is a business day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect. See definition of "Business Day" on page 15. The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer. No transfers are allowed to from a fixed annuity option to a variable annuity option or vice versa.


                             ADDITIONAL INFORMATION

Tax-Free "Section 1035" Exchanges

You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefit may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this policy (that person will generally earn a commission if You but this contract through an exchange or otherwise).

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company. Midland was organized in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company." We were reincorporated as a stock life insurance company, in 1909. Our name "Midland" was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico. Our address is:

                     Midland National Life Insurance Company

                         4601 Westown Parkway, Suite 300

                            West Des Moines, IA 50266

                                 1-877-586-0240

Midland is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Fund Voting Rights

We invest the assets of Our Separate Account investment divisions in shares of the Funds' portfolios. Midland is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

     o    to elect the Funds' Board of Directors,

     o    to ratify the selection of independent auditors for the Funds,

     o on any other matters described in the funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

     o    in some cases, to change the investment objectives and policies.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract. We will vote at shareholders meetings according to Your instructions.

The Funds will determine how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The Funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We will also vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares

You may participate in voting on matters concerning the Fund portfolios in which Your contract value has been invested. We determine Your voting shares in each division by dividing the amount of Your contract value allocated to that division by the net asset value of one share of the corresponding Fund portfolio. This is determined as of the record date set by the Fund's Board for the shareholders meeting. We count fractional shares.

If You have voting interest, then We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the Fund's adviser or the investment policies of its portfolios. We will advise You if We do.

Voting Privileges of Participants In Other Companies

Other insurance companies own shares in the Funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, the Fund's Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any Fund action, then We will see that appropriate action is taken to protect Our contract owners. If We ever believe that any of the Funds' portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

Our Reports to Owners

Shortly after the end of each calendar year, We will send a report that shows

     o    Your contract value, and

     o Any transactions involving Your contract value that occurred during the year. Transactions include Your premium allocations, transfers and withdrawals made in that year.

The quarterly statements are sent instead of sending a confirmation of certain transactions (such as the monthly deduction and premium payments by checking account deductions or Civil Service Allotments).

Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.


We will also send You semi-annual reports with financial information on the Funds.


Contract Periods, Anniversaries

We measure contract years, contract months and contract anniversaries from the contract date shown on Your contract's information page. Each contract month begins on the same day in each contract month. The calendar days of 29, 30, and 31 are not used.

Dividends

We do not pay any dividends on the contract described in this prospectus.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect change in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any contingent deferred sales charges that would apply if You surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as the contingent deferred sales charge. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, than an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's return, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do to not take into account capital gains or losses or the contingent deferred sales charge. The standard quotations of yield reflect the annual maintenance charge.


The Fidelity VIP Money Market investment division may advertise its current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7-day period. Effective yield is calculated in similar manner except that income earned is assumed to be reinvested. The Fidelity VIP Investment Grade Bond and the Fidelity VIP High Income Investment divisions may advertise a 30-day yield, which reflects the income generated by an investment in the investment division over a 30-day period.


Midland may also advertise performance figures for the investment division based on the performance of a portfolio prior to the time the Separate Account commenced operations.

Your Beneficiary

You name Your beneficiary in Your contract application. The beneficiary is entitled to the insurance benefits of the contract. You may change the beneficiary during the annuitant's lifetime by writing to Our Principal Office. If no beneficiary is living when the annuitant dies, then We will pay the death benefit to the annuitant's estate.

Assigning Your Contract

You may assign Your rights in a nonqualified contract. You must send a copy of the assignment to Our Principal Office. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

When We Pay Proceeds From This Contract

We will generally pay any death benefits withdrawals, or loans within seven days after receiving the required form(s) at Our Principal Office. Death benefits are determined as of the date We receive due proof of death and the election of how the death benefit is to be paid.

We may delay payment for one or more of the following reasons:

     1)   We cannot determine the amount of the payment because:

          a)   the New York Stock Exchange is closed,

          b)   trading and securities has been restricted by the SEC, or

          c)   the SEC has declared an emergency exists,

     2)   the SEC by order permits Us to delay payment to protect Our owners, or

     3)   Your premium check(s) have not cleared Your bank.

We may defer payment of any withdrawal or surrender from the General Account, for up to 6 months after We receive Your request.


Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or "freeze" a contract owner's account. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments. If a contract or account is frozen, the cash value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator. We may also be required to provide information about You and Your contract to government agencies and departments.


Sales Agreements

The contract will be sold by individuals who, in addition to being licensed as life insurance agents for Midland National Life, are registered representatives of Sammons Securities Company, LLC, or broker-dealers who have entered into written sales agreements with Sammons Securities Company, LLC. Sammons Securities Company, LLC, the principal underwriter of the contracts, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.
(NASD). Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, the ultimate parent company of Midland National Life. The mailing address for Sammons Securities Company, LLC is:

                                 4261 Park Road
                               Ann Arbor, MI 48103


While commissions may vary, they are not expected to exceed 8.35% of any premium payment. Where lower commissions are paid, we may also pay trail commissions. Under certain circumstances, we may pay bonuses, overrides, and marketing allowances in addition to the standard commissions to the extent permitted by NASD rules. We may sell Our contracts through broker-dealers registered with the SEC under the Securities Exchange Act of 1934 that enter into selling agreements with Us.


To the extent permitted by NASD rules, promotional incentives or payments may also be provided to dealer-brokers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recoup commission and other sales expenses primarily, but not exclusively, through:

     o    the administrative charge;

     o    the contingent deferred sales charge;

     o    the mortality and expense risk charge;

     o revenues, if any, received from the underlying portfolios or their managers; and

     o investment earnings on amounts allocated under contracts to the general account.

Commissions paid on the contract, including other incentives or payments, are not charged to the contract owners or the Separate Account.

Pending regulatory approvals, We intend to distribute the contract in all states, except New York, and in certain possessions and territories.

Regulation

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. This contract has been filed with and approved by insurance officials in those states. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

Discount for Employees of Sammons Enterprises, Inc.

Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee's first year premiums. Midland is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Midland National Life will be paid into the employee's contract during the first year.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided advice regarding certain matters relating to the federal securities laws. We are not involved in any material legal proceedings.


Financial Statements


The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the registration statement, have been audited by PricewaterhouseCoopers, LLP, independent auditors, for the periods indicated in their report which appears in the registration statement. The address for PricewaterhouseCoopers LLP is:

                       Suite 1300, 650 Third Avenue South
                           Minneapolis, MN 55402-4333

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

Statement of Additional Information

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The Statement of Additional Information can be acquired by checking the appropriate box on the application form, or by writing Our Principal Office, or by calling the Statement of Additional Information Toll Free number at 1-877-586-0240. The following is the Table of Contents for the Statement of Additional Information:

                                                   TABLE OF CONTENTS

                                                                                                                 Page
THE CONTRACT


     Non-Participation                   ..........................................................................3
     Misstatement of Age or Sex          ..........................................................................3
     Proof of Existence and Age          ..........................................................................3
     Assignment                          ..........................................................................3
     Annuity Data                        ..........................................................................3
     Incontestability                    ..........................................................................3
     Ownership                           ..........................................................................3
     Entire Contract                     ..........................................................................4
     Changes in the Contract             ..........................................................................4
     Protection of Benefits              ..........................................................................4
     Accumulation Unit Value             ..........................................................................4
     Annuity Payments                    ..........................................................................5


CALCULATION OF YIELDS AND TOTAL RETURNS

     Money Market Investment Division Yield Calculation ...........................................................6
     Other Investment Division Yield Calculations .................................................................6
     Standard Total Return Calculations Assuming Surrender ........................................................7
     Other Performance Data                 ......................................................................10
     Adjusted Historical Performance Data ........................................................................12

FEDERAL TAX MATTERS

     Tax Free Exchanges (Section 1035)      ......................................................................17
     Required Distributions                 ......................................................................18
DISTRIBUTION OF THE CONTRACT                ......................................................................18
SAFEKEEPING OF ACCOUNT ASSETS               ......................................................................19
STATE REGULATION                            ......................................................................19
RECORDS AND REPORTS                         ......................................................................19
LEGAL PROCEEDINGS                           ......................................................................19
LEGAL MATTERS                               ......................................................................19
EXPERTS                                     ......................................................................19
OTHER INFORMATION                           ......................................................................20
FINANCIAL STATEMENTS                        ......................................................................20


                              Condensed Financial Information
                                    Accumulation Unit Value        Accumulation Unit Value         Number of Accumulation
      Investment Division           at Beginning of Period            at End of Period             Units at End of Period

Fidelity VIP Money Market

            1993(1)                          10.00                          10.02                          3,675
             1994                            10.02                          10.31                         207,115
             1995                            10.31                          10.76                         320,841
             1996                            10.76                          11.18                         450,641
             1997                            11.18                          11.63                         534,936
             1998                            11.63                          12.08                        1,031,930
             1999                            12.08                          12.52                        1,259,530
             2000                            12.52                          13.14                         854,558
             2001                            13.14                          13.50                        1,090,683
             2002                            13.50                          13.53                         775,813

Fidelity VIP High Income

            1993(1)                          10.00                          10.22                             268
             1994                            10.2                           29.93                          70,977
             1995                            9.93                           11.83                         139,335
             1996                            11.83                          13.26                         221,760
             1997                            13.26                          13.58                         221,760
             1998                            13.58                          14.51                         443,482
             1999                            14.51                          15.48                         457,402
             2000                            15.48                          11.83                         378,755
             2001                            11.83                          10.30                         351,995
             2002                            10.30                          10.50                         287,561

Fidelity VIP Equity-Income

            1993(1)                          10.00                          10.16                          2,861
             1994                            10.16                          10.71                         163,874
             1995                            10.71                          14.35                         385,807
             1996                            14.35                          16.09                         696,083
             1997                            16.09                          20.33                         929,862
             1998                            20.33                          22.37                        1,212,515
             1999                            22.37                          23.46                        1,292,017
             2000                            23.46                          25.08                        1,089,815
             2001                            25.08                          23.50                        1,009,270
             2002                            23.50                          19.24                         856,412

Fidelity VIP Growth

             1993                            10.00                          10.09                          2,539
             1994                            10.09                          9.80                          160,540
             1995                            9.80                           13.32                         347,738
             1996                            13.32                          15.01                         700,985
             1997                            15.01                          18.28                         917,650
             1998                            18.28                          25.14                        1,102,018
             1999                            25.14                          34.07                        1,444,405
             2000                            34.07                          29.91                        1,792,936
             2001                            29.91                          24.28                        1,530,764
             2002                            24.28                          16.73                        1,275,719

Fidelity VIP Overseas

            1993(1)                          10.00                          10.40                          1,706
             1994                            10.40                          10.37                         147,456
             1995                            10.37                          11.36                         217,322
             1996                            11.36                          12.59                         282,107
             1997                            12.59                          13.85                         336,988
             1998                            13.85                          15.39                         300,975
             1999                            15.39                          21.65                         293,703
             2000                            21.65                          17.27                         346,900
             2001                            17.27                          13.42                         305,263
             2002                            13.42                          10.55                         265,757

Fidelity VIP MidCap

           2000 (6)                          10.00                          9.99                          123,097
             2001                            9.99                           9.54                          274,080
             2002                            9.54                           8.48                          388,673

Fidelity VIP Asset Manager

            1993(1)                          10.00                          10.48                          11,474
             1994                            10.48                          9.67                          280,056
             1995                            9.67                           11.22                         362,467
             1996                            11.22                          12.65                         447,842
             1997                            12.65                          15.05                         534,109
             1998                            15.05                          17.06                         585,516
             1999                            17.06                          18.70                         603,487
             2000                            18.70                          17.71                         523,744
             2001                            17.71                          16.75                         443,064
             2002                            16.75                          15.07                         389,162

Fidelity VIP Investment Grade Bond

            1993(1)                          10.00                          10.06                           124
             1994                            10.06                          9.52                           31,444
             1995                            9.52                           11.03                          52,431
             1996                            11.03                          11.22                          97,711
             1997                            11.22                          12.06                         136,067
             1998                            12.06                          12.94                         343,788
             1999                            12.94                          12.63                         426,095
             2000                            12.63                          13.85                         340,769
             2001                            13.85                          14.82                         480,240
             2002                            14.82                          16.12                         555,495

Fidelity VIP Contrafund(R)

            1995(2)                          10.00                          11.84                          35,906
             1996                            11.84                          14.17                         187,702
             1997                            14.17                          17.34                         397,591
             1998                            17.34                          22.22                         582,354
             1999                            22.22                          27.23                         809,424
             2000                            27.23                          25.07                         934,830
             2001                            25.07                          21.69                         854,454
             2002                            21.69                          19.39                         755,297

Fidelity VIP Asset Manager: Growth

            1995(2)                          10.00                          11.48                          13,682
             1996                            11.48                          13.56                          71,781
             1997                            13.56                          16.72                         176,790
             1998                            16.72                          19.38                         255,206
             1999                            19.38                          22.03                         308,652
             2000                            22.03                          19.02                         299,570
             2001                            19.02                          17.36                         254,141
             2002                            17.36                          14.46                         209,849

Fidelity VIP Index 500

            1993(1)                          10.00                          10.15                            22
             1994                            10.15                          10.11                          32,675
             1995                            10.11                          13.79                          71,305
             1996                            13.79                          16.57                         256,789
             1997                            16.57                          21.67                         497,7741
             1998                            21.67                          27.42                         870,732
             1999                            27.42                          32.59                        1,332,497
             2000                            32.59                          29.14                        1,414,775
             2001                            29.14                          25.25                        1,242,879
             2002                            25.25                          19.36                        1,062,829

Fidelity VIP Growth & Income

             1997                            10.00                          12.36                          54,877
             1998                            12.36                          15.79                         301,273
             1999                            15.79                          17.00                         533,307
             2000                            17.00                          16.16                         557,245
             2001                            16.16                          14.54                         521,679
             2002                            14.54                          11.95                         463,086

Fidelity VIP Balanced

            1997(3)                          10.00                          11.45                          39,701
             1998                            11.45                          13.28                         146,152
             1999                            13.28                          13.70                         266,510
             2000                            13.70                          12.92                         275,343
             2001                            12.92                          12.54                         269,866
             2002                            12.54                          11.29                         264,774

Fidelity VIP Growth Opportunities

            1997(3)                          10.00                          12.28                          75,926
             1998                            12.28                          15.08                         320,588
             1999                            15.08                          15.51                         499,339
             2000                            15.51                          12.68                         483,155
             2001                            12.68                          10.70                         410,847
             2002                            10.70                          8.25                          356,436


American Century VP Capital Appreciation


            1997(3)                          10.00                          11.35                          13,870
             1998                            11.35                          10.94                          43,157
             1999                            10.94                          17.76                          56,765
             2000                            17.76                          19.09                         219,731
             2001                            19.09                          13.54                         205,838
             2002                            13.54                          10.52                         175,096


American Century VP Value


            1997(3)                          10.00                          12.26                          44,666
             1998                            12.26                          12.66                         141,481
             1999                            12.66                          12.39                         140,385
             2000                            12.39                          14.43                         151,155
             2001                            14.43                          16.05                         257,059
             2002                            16.05                          13.83                         270,661


American Century VP Balanced


            1997(3)                          10.00                          11.40                          13,519
             1998                            11.40                          13.01                          45,229
             1999                            13.01                          14.12                          60,982
             2000                            14.12                          13.56                          77,654
             2001                            13.56                          12.89                          96,137
             2002                            12.89                          11.50                          93,341


American Century VP International


            1997(3)                          10.00                          10.93                          34,973
             1998                            10.93                          12.79                          91,430
             1999                            12.79                          20.70                         137,562
             2000                            20.70                          16.98                         280,155
             2001                            16.98                          11.85                         257,976
             2002                            11.85                          9.31                          232,073


American Century VP Income & Growth


            1998(4)                          10.00                          11.92                          12,172
             1999                            11.92                          13.88                          84,497
             2000                            13.88                          12.23                         167,671
             2001                            12.23                          11.05                         168,659
             2002                            11.05                          8.79                          152,009


MFS VIT Emerging Growth


            1998(4)                          10.00                          12.56                          10,106
             1999                            12.56                          21.89                         168,739
             2000                            21.89                          17.35                         627,082
             2001                            17.35                          11.38                         612,055
             2002                            11.38                          7.43                          479,968


MFS VIT Research


            1998(4)                          10.00                          11.78                          9,782
             1999                            11.78                          14.41                         106,941
             2000                            14.41                          13.52                         216,734
             2001                            13.52                          10.50                         243,679
             2002                            10.50                          7.81                          226,843


MFS VIT Investors Trust


            1998(4)                          10.00                          11.54                          2,539
             1999                            11.54                          12.14                          55,568
             2000                            12.14                          11.96                          87,928
             2001                            11.96                          9.91                          111,749
             2002                            9.91                           7.72                          104,280


MFS VIT New Discovery


            1998(4)                          10.00                          12.89                            84
             1999                            12.89                          22.06                          22,846
             2000                            22.06                          21.32                         181,758
             2001                            21.32                          19.96                         196,868
             2002                            19.96                          13.45                         190,967


Lord Abbett Growth and Income


            1998(4)                          10.00                          10.72                          14,051
             1999                            10.72                          13.19                          81,150
             2000                            13.19                          15.07                         177,087
             2001                            15.07                          13.86                         312,567
             2002                            13.86                          11.20                         327,700

Lord Abbett MidCap Value

           1999 (5)                          10.00                          10.28                          2,846
             2000                            10.28                          15.44                         122,941
             2001                            15.44                          16.45                         286,189
             2002                            16.45                          14.64                         324,812


Lord Abbett International


           1999 (5)                          10.00                          12.87                           818
             2000                            12.87                          9.06                           26,139
             2001                            9.06                           6.56                           31,399
             2002                            6.56                           5.32                           31,288


Alger American Growth Portfolio


            2000(6)                          10.00                          8.11                           21,814
             2001                            8.11                           7.05                          194,922
             2002                            7.05                           4.66                          157,878


Alger American MidCap Portfolio


           2000 (6)                          10.00                          8.69                           28,748
             2001                            8.69                           8.01                          147,826
             2002                            8.01                           5.56                          164,604


Alger American Leveraged All-Cap Portfolio


           2000 (6)                          10.00                          7.51                           56,253
             2001                            7.51                           6.22                          293,506
             2002                            6.22                           4.05                          397,144


Alger American SmallCap Portfolio


           2000 (6)                          10.00                          7.95                           1,874
             2001                            7.95                           5.52                           25,597
             2002                            5.52                           4.02                           63,605

INVESCO Financial Services Portfolio

            2002(7)                          10.00                          8.36                          19,805

INVESCO Health Sciences Portfolio

            2002(7)                          10.00                          8.13                          10,812

LEVCO Equity Value Fund

            2002(7)                          10.00                          7.36                            572

Van Eck Worldwide Hard Assets Fund

            2002(7)                          10.00                          8.53                           4,709

(1)       Period from 10/24/93 to 12/31/93
(2)       Period from 5/1/95 to 12/31/95
(3)       Period from 5/1/97 to 12/31/97
(4)       Period from 10/1/98 to 12/31/98
(5)       Period from 9/15/99 to 12/31/99
(6)       Period from 9/14/2000 to 12/29/2000
(7)       Period from 5/1/2002 to 12/31/2002

(8) The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including additional information regarding commissions and distribution expenses. A free copy of the SAI can be obtained by contacting Your registered representative or by contacting our Principal Office at:

                     Midland National Life Insurance Company

                         4601 Westown Parkway, Suite 300

                            West Des Moines, IA 50266

                                 1-877-586-0240

Information about Midland National Life Insurance Company can be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about Midland National Life Insurance Company are also available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, DC 20549-0102

SEC File No. 811-07772

________________________________________________________________________________

________________________________________________________________________________

                             VARIABLE ANNUITY II SAI

                   STATEMENT OF ADDITIONAL INFORMATION FOR THE

             FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY II CONTRACT

                                   Issued By:

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY

             (through the Midland National Life Separate Account C)


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Flexible Premium Deferred Variable Annuity Contract ("Contract") offered by Midland National Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 2003, by writing to Midland National Life Insurance Company, at Our principal office located at:


                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                                  877-586-0240



Terms used in the current prospectus for the policy are incorporated in this statement.

          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
                   AND SHOULD BE READ ONLY IN CONJUNCTION WITH

                        THE PROSPECTUS FOR THIS CONTRACT.

                                Dated May 1, 2003

                                TABLE OF CONTENTS


THE CONTRACT..................................................................4
    Non-Participation.........................................................4
    Misstatement of Age or Sex................................................4
    Proof of Existence and Age................................................4
    Assignment................................................................4
    Annuity Data..............................................................4
    Incontestability..........................................................4
    Ownership.................................................................4
    Entire Contract...........................................................4
    Changes in the Contract...................................................5
    Protection of Benefits....................................................5
    Accumulation Unit Value...................................................5
    Annuity Payments..........................................................5
CALCULATION OF YIELDS AND TOTAL RETURNS.......................................6
    Money Market Investment Division Yield Calculation........................6
    Other Investment Division Yield Calculations..............................7
    Standard Total Return Calculations Assuming Surrender.....................8
    Other Performance Data...................................................12
    Adjusted Historical Performance Data.....................................16
FEDERAL TAX MATTERS..........................................................24
    Tax-Free Exchanges (Section 1035)........................................24
    Required Distributions...................................................24
DISTRIBUTION OF THE CONTRACT.................................................24
SAFEKEEPING OF ACCOUNT ASSETS................................................25
STATE REGULATION.............................................................25
RECORDS AND REPORTS..........................................................25
LEGAL PROCEEDINGS............................................................25
LEGAL MATTERS................................................................25
EXPERTS......................................................................25
OTHER INFORMATION............................................................26
FINANCIAL STATEMENTS.........................................................26

                                  THE CONTRACT

Non-Participation

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of Midland.

Misstatement of Age or Sex

If the age or sex of the Annuitant or any other payee has been misstated in the application, the Annuity payable under the Contract will be whatever the Contract Value of the Contract would purchase on the basis of the correct age or sex of the Annuitant and/or other payee, if any, on the date Annuity Payments begin. Any overpayment or underpayments by Midland as a result of any such misstatement will be corrected using an interest rate of 6% per year.

Proof of Existence and Age

Before making any payment under the Contract, we may require proof of the existence and/or proof of the age of the Owner or Annuitant.

Assignment

No assignment of a Contract will be binding on Midland unless made in writing and sent to us at our Executive Office. Midland is not responsible for the adequacy of any assignment. The Owner's rights and the interest of any Beneficiary not designated irrevocably will be subject to the rights of any assignee of record.

Annuity Data

We will not be liable for obligations which depend on receiving information from a payee until such information is received in a satisfactory form.

Incontestability

The Contract is incontestable after it has been in force, during the Annuitant's lifetime, for two years.

Ownership

Before the Annuitant's death, only the Owner will be entitled to the rights granted by the Contract or allowed by Midland under the Contract, except that the right to choose a Payment Option will belong to the Payee, unless otherwise specified. If the Owner is an individual and dies before the Annuitant, the rights of the Owner belong to the estate of the Owner unless this Contract has been endorsed to provide otherwise.

Entire Contract

We have issued the Contract in consideration of the application and payment of the first premium. A copy of the application is attached to and is a part of the Contract. The Policy Form with the application and any riders make the entire Contract. All statements made by or for the Annuitant are considered representations and not warranties. Midland will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the Contract when issued.

Changes in the Contract

Only Midland's President, a Vice President, the Secretary or an Assistant Secretary of our Company have the authority to make any change in the Contract and then only in writing. We will not be bound by any promise or representation made by any other person.

Midland may not change or amend the Contract, except as expressly provided in the Contract, without the Owner's consent. However, we may change or amend the Contract if such change or amendment is necessary for the Contract to comply with any state or federal law, rule or regulation.

Protection of Benefits

To the extent permitted by law, no benefit under the Contract will be subject to any claim or process of law by any creditor.

Accumulation Unit Value

We determine Accumulation Unit Values for the Investment Division of Our Separate Account at the end of each Business Day. The Accumulation Unit Value for each Investment Division was set at $10.00 on the first day there were contract transactions in Our Separate Account. After that, the Accumulation Unit Value for any Business Day is equal to the Accumulation Unit Value for the preceding Business Day multiplied by the net investment factor for that division on that Business Day.

We determine the net investment factor for each Investment Division every Business Day as follows:

     o First, We take the value of the shares belonging to the division (including any shares from reinvested dividends or capital gain distributions) in the corresponding Fund portfolio at the close of business that day (before giving effect to any contract transaction for that day, such as premium payments or surrenders). For this purpose, We use the share value reported to Us by the Fund.

     o Then, We divide this amount by the value of the amounts in the Investment Division at the close of business on the preceding Business Day (after giving effect to any contract transactions on that day).

     o Then, We subtract a daily asset charge for each calendar day between Business Days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge is .0038626% which is an effective annual rate of 1.40%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account.

     o Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the Funds, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the Investment Divisions.

The amount of each variable annuity payment will be affected by the investment performance of the Investment Divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each Investment Division by applying the value in the Investment Division, as of a date not more than 10 business days prior to the Maturity Date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the Annuitant. The number of Annuity Units for each Investment Division is then calculated by dividing the first variable annuity payment for that Investment Division by the Investment Division's Annuity Unit Value as of the same date.

The dollar amount of each subsequent payment from an Investment Division is equal to the number of Annuity Units for that Investment Division times the Annuity Unit value for that Investment Division as of a uniformly applied date not more than ten business days before the annuity payment is due.

The payment made to the Annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each Investment Division.

The Annuity Unit Value for each Investment Division was set at $10 on the first day there were contract transactions in Our Separate Account. After that, the Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

          (1) = the Annuity Unit Value for the preceding business day:
          (2) = the net investment factor (as described above) for that division on that business day.

          (3) = the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the Maturity Date will only be allowed once per Contract Year and will be made using the Annuity Unit Value for the Investment Divisions on the date the request for transfer is received. On the transfer date, the number of Annuity Units transferred from the Investment Division is multiplied by the Annuity Unit Value for that Investment Division to determine the value being transferred. This value is then transferred into the indicated Investment Division(s) by converting this value into Annuity Units of the proper Investment Division(s). The Annuity Units are determined by dividing the value being transferred into an Investment Division by the Annuity Unit value of the Investment Division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

                     CALCULATION OF YIELDS AND TOTAL RETURNS


Money Market Investment Division Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland is required to compute the Fidelity VIP Money Market Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or shares of the Fidelity VIP Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the Fidelity VIP Money Market Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the contract maintenance charge, annual administrative expenses, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the Fidelity VIP Money Market Investment Division of the Separate Account will be lower than the yield for the Fidelity VIP Money Market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland to disclose the effective yield of the Fidelity VIP Money Market Investment Division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the Fidelity VIP Money Market Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Fidelity VIP Money Market Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Fidelity VIP Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Fidelity Fidelity VIP Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any Contingent Deferred Sales Charge that may be applicable to a particular Contract. The annualized yield for the seven-day period ending 12/31/2002 and the effective yield was -0.25%


Other Investment Division Yield Calculations


Midland may from time to time disclose the current annualized yield of one or more of the Investment Divisions (except the Fidelity VIP Money Market Investment Division) for 30-day periods. The annualized yield of an Investment Division refers to income generated by the Investment Division over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:


          YIELD = 2 [ (a - b + 1)6 - 1 ]
                       -----
                        cd
     Where:

a.         =net investment income earned during the period by the Fund
            (or substitute funding vehicle) attributable to shares owned by the Investment Division.
b.         =expenses accrued for the period (net of reimbursements).
c.         =the average daily number of units outstanding during the period.
d.         =the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Owner accounts. The yield calculations do not reflect the effect of any Contingent Deferred Sales Charges that may be applicable to a particular Contract. Contingent Deferred Sales Charges range from 8% to 0% of the amount of Premium withdrawn depending on the time elapsed between each premium payment and the withdrawal.

Because of the charges and deductions imposed by the Separate Account the yield of the Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund, and its operating expenses.

We currently do not advertise yields for any Investment Division.

Standard Total Return Calculations Assuming Surrender

Midland may from time to time also disclose average annual total returns for one or more of the Investment Divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

          P (1 + T)n = ERV

Where:
          P = an assumed initial payment of $1,000
          T = average annual total return
          n = number of years
        ERV = ending redeemable value of an assumed $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all Owner accounts are recognized in the ending redeemable value. The standard average annual total return calculations which assume the Contract is surrendered will reflect the effect of Contingent Deferred Sales Charges that may be applicable to a particular period.

The following is the average annual total return information for the Investment Divisions of Separate Account C based on the assumption that the contract is surrendered at the end of the time period shown. The returns reflect the impact of any applicable contingent deferred sales charge.


----------------------------------------------------------------------------------------------------------------------------------
                                                                           Inception of the
                                                                               Investment
                                                                              Division to        1-Year Period       5-Year Period
               Investment Division with Inception Date                         12/21/2002     Ended 12/31/2002    Ended 12/31/2002
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (9/14/2000)                                       -32.83%             -41.26%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (9/14/2000)                             -37.43%             -42.16%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (9/14/2000)                                -26.63%             -37.86%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (9/14/2000)                         -37.73%             -34.59%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Portfolio(5/1/97)                                      1.65%             -18.16%              -1.07%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Portfolio(5/1/97)                          0.00%             -29.64%              -2.82%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Portfolio(10/1/1/98)                           -4.52%             -27.83%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Portfolio(5/1/97)                                -2.24%             -28.82%              -4.57%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Portfolio(5/1/97)                                         5.14%             -21.18%               1.29%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (5/1/2002)                                    -33.21%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (5/1/2002)                                       -36.28%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio(10/1/99)                                      -20.52%             -26.19%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio(10/1/99)                                       11.02%             -18.38%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett  Growth and Income Portfolio (10/1/98)                                  1.39%             -26.51%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (10/1/98)                                           -8.43%             -42.01%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust  Series (10/1/98)                                          -7.55%             -29.40%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (10/1/98)                                              6.02%             -39.92%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (10/1/98)                                                  -7.28%             -32.92%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund (5/1/2002)                                     -31.11%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager Portfolio(10/24/93)                                              4.45%             -17.34%              -1.21%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager: Growth Portfolio(5/1/95)                                        4.64%             -24.04%              -4.25%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Balanced Portfolio(5/1/97)                                                     1.31%             -17.33%              -1.55%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Contrafund Portfolio(5/1/95)                                                   8.77%             -17.95%               1.11%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth & Income Portfolio(5/1/97)                                              2.38%             -25.11%              -1.95%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth Opportunities Portfolio(5/1/97)                                        -4.43%             -30.27%              -9.33%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Index 500 Portfolio(10/24/93)                                                  7.34%             -30.67%              -3.59%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Investment Grade Bond Portfolio(10/24/93)                                      5.21%               1.46%               4.95%
----------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio(10/24/93)                                               7.27%             -25.44%              -2.39%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(10/24/93)                                                      5.64%             -38.41%              -3.08%
----------------------------------------------------------------------------------------------------------------------------------
VIP High Income Portfolio(10/24/93)                                                 0.42%              -5.34%              -9.01%
----------------------------------------------------------------------------------------------------------------------------------
VIP Mid-Cap Portfolio(9/14/2000)                                                  -10.13%             -18.42%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio(10/24/93)                                                3.23%              -7.06%               1.98%
----------------------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio(10/24/93)                                                    0.46%             -28.73%              -6.82%



N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate Account C for the time period shown. Midland may from time to time also disclose average annual total returns in a format which assumes the Contract is kept in-force through the time period shown. Such returns will be identical to the format which assumes the Contract is surrendered except that the Contingent Deferred Sales Charge percentage will be assumed to be 0%. The returns which assume the Contract is kept in-force will only be shown in conjunction with returns which assume the Contract is surrendered.

The following is the average annual total return information for the Investment
Division of Separate Account C based on the assumption that the contract is kept in-force through the end of the time period shown. The contingent deferred sales charges are set to zero.

               Investment Division with Inception Date                     Inception of the       1-Year Period       5-Year Period
                                                                               Investment
                                                                              Division to
                                                                               12/21/2002       Ended 12/31/2002    Ended 12/31/2002

----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (9/14/2000)                                       -28.43%             -34.06%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (9/14/2000)                             -32.63%             -34.96%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (9/14/2000)                                -22.67%             -30.66%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (9/14/2000)                         -32.90%             -27.39%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Portfolio(5/1/97)                                      2.37%             -10.96%               0.03%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Portfolio(5/1/97)                          0.78%             -22.44%              -1.64%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Portfolio(10/1/1/98)                           -3.09%             -20.63%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Portfolio(5/1/97)                                -1.38%             -21.62%              -3.30%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Portfolio(5/1/97)                                         5.76%             -13.98%               2.30%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (5/1/2002)                                    -23.58%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (5/1/2002)                                       -26.78%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio(10/1/99)                                      -17.84%             -18.99%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio(10/1/99)                                       12.32%             -11.18%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett  Growth and Income Portfolio (10/1/98)                                  2.57%             -19.31%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (10/1/98)                                           -6.80%             -34.81%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust  Series (10/1/98)                                          -5.97%             -22.20%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (10/1/98)                                              7.04%             -32.72%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (10/1/98)                                                  -5.71%             -25.72%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund (5/1/2002)                                     -21.37%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager Portfolio(10/24/93)                                              4.45%             -10.14%              -0.10%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager: Growth Portfolio(5/1/95)                                        4.81%             -16.84%              -3.00%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Balanced Portfolio(5/1/97)                                                     2.04%             -10.13%              -0.43%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Contrafund Portfolio(5/1/95)                                                   8.90%             -10.75%               2.12%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth & Income Portfolio(5/1/97)                                              3.08%             -17.91%              -0.81%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth Opportunities Portfolio(5/1/97)                                        -3.47%             -23.07%              -7.79%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Index 500 Portfolio(10/24/93)                                                  7.34%             -23.47%              -2.37%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Investment Grade Bond Portfolio(10/24/93)                                      5.21%               8.66%               5.83%
----------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio(10/24/93)                                               7.27%             -18.24%              -1.23%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(10/24/93)                                                      5.64%             -31.21%              -1.89%
----------------------------------------------------------------------------------------------------------------------------------
VIP High Income Portfolio(10/24/93)                                                 0.42%               1.86%              -7.49%
----------------------------------------------------------------------------------------------------------------------------------
VIP Mid-Cap Portfolio(9/14/2000)                                                   -7.05%             -11.22%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio(10/24/93)                                                3.23%               0.14%               2.96%
----------------------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio(10/24/93)                                                    0.46%             -21.53%              -5.43%




N/A - The return information for these Investment Divisions is not reflected as the funds had not been included in Midland National Life Separate Account C for the time period shown.

Other Performance Data

Midland may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula. The cumulative returns which assume the Contract is kept in-force assume that the Contingent Deferred Sales Charge percentage will be zero.

          CTR = [ERV/P] - 1 Where:

          CTR = the cumulative total return net of Investment Division recurring charges for the period.

          ERV = ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten year period at the end of the one, five, or ten-year period (or fractional portion thereof).

          P   = an assumed initial payment of $1,000

The returns which assume the Contract is kept in-force will only be shown in conjunction with returns which assume the Contract is surrendered.

Midland may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

The following is the cumulative total return information for the Investment
Division of Separate Account C. The returns are based on the assumption that the contract is surrendered at the end of the time period shown and the returns reflect the impact of any applicable Contingent Deferred Sales Charge.


               Investment Division with Inception Date                     Inception of the       1-Year Period       5-Year Period
                                                                               Investment
                                                                              Division to
                                                                               12/21/2002       Ended 12/31/2002    Ended 12/31/2002

----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (9/14/2000)                                       -59.90%             -41.26%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (9/14/2000)                             -65.92%             -42.16%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (9/14/2000)                                -50.88%             -37.86%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (9/14/2000)                         -66.29%             -34.59%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Portfolio(5/1/97)                                      9.70%             -18.16%              -5.24%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Portfolio(5/1/97)                          0.00%             -29.64%             -13.33%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Portfolio(10/1/1/98)                          -18.01%             -27.83%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Portfolio(5/1/97)                               -12.07%             -28.82%             -20.85%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Portfolio(5/1/97)                                        32.86%             -21.18%               6.62%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (5/1/2002)                                    -23.65%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (5/1/2002)                                       -26.01%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio(10/1/99)                                      -52.59%             -26.19%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio(10/1/99)                                       40.46%             -18.38%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett  Growth and Income Portfolio (10/1/98)                                  6.11%             -26.51%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (10/1/98)                                          -31.49%             -42.01%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust  Series (10/1/98)                                         -28.62%             -29.40%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (10/1/98)                                             28.52%             -39.92%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (10/1/98)                                                 -27.71%             -32.92%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund (5/1/2002)                                     -22.05%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager Portfolio(10/24/93)                                             49.18%             -17.34%              -5.91%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager: Growth Portfolio(5/1/95)                                       41.57%             -24.04%             -19.52%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Balanced Portfolio(5/1/97)                                                     7.63%             -17.33%              -7.51%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Contrafund Portfolio(5/1/95)                                                  90.49%             -17.95%               5.67%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth & Income Portfolio(5/1/97)                                             14.26%             -25.11%              -9.38%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth Opportunities Portfolio(5/1/97)                                       -22.64%             -30.27%             -38.72%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Index 500 Portfolio(10/24/93)                                                 91.68%             -30.67%             -16.71%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Investment Grade Bond Portfolio(10/24/93)                                     59.45%               1.46%              27.32%
----------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio(10/24/93)                                              90.54%             -25.44%             -11.39%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(10/24/93)                                                     65.54%             -38.41%             -14.48%
----------------------------------------------------------------------------------------------------------------------------------
VIP High Income Portfolio(10/24/93)                                                 3.93%              -5.34%             -37.63%
----------------------------------------------------------------------------------------------------------------------------------
VIP Mid-Cap Portfolio(9/14/2000)                                                  -21.75%             -18.42%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio(10/24/93)                                               33.91%              -7.06%              10.30%
----------------------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio(10/24/93)                                                    4.31%             -28.73%             -29.76%





N/A - The return information for these Investment Divisions is not reflected as the funds had not been included in Midland National Life Separate Account C for the time period shown. The following is the cumulative total return information for the Investment Division of Separate Account C. The returns are based on the assumption that the contract is kept in-force through the end of the time period shown and the contingent deferred sales charges are set to zero.

               Investment Division with Inception Date                     Inception of the       1-Year Period       5-Year Period
                                                                               Investment
                                                                              Division to
                                                                               12/21/2002       Ended 12/31/2002    Ended 12/31/2002

----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (9/14/2000)                                       -53.60%             -34.06%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (9/14/2000)                             -59.62%             -34.96%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (9/14/2000)                                -44.58%             -30.66%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (9/14/2000)                         -59.99%             -27.39%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Portfolio(5/1/97)                                     14.20%             -10.96%               0.15%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Portfolio(5/1/97)                          4.50%             -22.44%              -7.94%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Portfolio(10/1/1/98)                          -12.61%             -20.63%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Portfolio(5/1/97)                                -7.57%             -21.62%             -15.45%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Portfolio(5/1/97)                                        37.36%             -13.98%              12.04%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (5/1/2002)                                    -16.45%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (5/1/2002)                                       -18.81%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio(10/1/99)                                      -47.19%             -18.99%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio(10/1/99)                                       45.86%             -11.18%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett  Growth and Income Portfolio (10/1/98)                                 11.51%             -19.31%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (10/1/98)                                          -26.09%             -34.81%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust  Series (10/1/98)                                         -23.22%             -22.20%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (10/1/98)                                             33.92%             -32.72%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (10/1/98)                                                 -22.31%             -25.72%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund (5/1/2002)                                     -14.85%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager Portfolio(10/24/93)                                             49.18%             -10.14%              -0.50%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager: Growth Portfolio(5/1/95)                                       43.37%             -16.84%             -14.13%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Balanced Portfolio(5/1/97)                                                    12.13%             -10.13%              -2.13%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Contrafund Portfolio(5/1/95)                                                  92.29%             -10.75%              11.06%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth & Income Portfolio(5/1/97)                                             18.76%             -17.91%              -3.98%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth Opportunities Portfolio(5/1/97)                                       -18.14%             -23.07%             -33.34%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Index 500 Portfolio(10/24/93)                                                 91.68%             -23.47%             -11.30%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Investment Grade Bond Portfolio(10/24/93)                                     59.45%               8.66%              32.75%
----------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio(10/24/93)                                              90.54%             -18.24%              -6.00%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(10/24/93)                                                     65.54%             -31.21%              -9.10%
----------------------------------------------------------------------------------------------------------------------------------
VIP High Income Portfolio(10/24/93)                                                 3.93%               1.86%             -32.24%
----------------------------------------------------------------------------------------------------------------------------------
VIP Mid-Cap Portfolio(9/14/2000)                                                  -15.45%             -11.22%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio(10/24/93)                                               33.91%               0.14%              15.70%
----------------------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio(10/24/93)                                                    4.31%             -21.53%             -24.36%


N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate Account C for the time period shown.

 Adjusted Historical Performance Data

Midland may also disclose adjusted historical performance data for an Investment
Division for periods before the Investment Division commenced operations, based on the assumption that the Investment Division was in existence before it actually was, and that the Investment Division had been invested in a particular portfolio that was in existence prior to the Investment Division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the Investment Division will invest in.

Adjusted historical performance data of this type will be calculated as follows.
First, the value of a hypothetical $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month.
Second, that gross value is then reduced by a "Contract Charges" factor to reflect the charges imposed under the Contract. This Contract Charges factor is calculated by adding the daily charge for mortality and expense risks (1.25% annually) to the daily Administrative Charge (0.15% annually), and then adding an additional amount that adjusts for the annual $35 Contract Maintenance
Charge. This additional amount is based on an average Contract Value of $30,000, so it is calculated as $35/$30,000, or 0.12% annually. The total of these three amounts is then divided by 12 to get the monthly Contract Charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the Investment Division. The Contract
Charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV") of an assumed $1,000 initial payment in the Investment Division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the Contract is not surrendered (i.e., with no deduction for the Contingent Deferred Sales Charge) and assuming that the Contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable Contingent Deferred Sales Charge).

The following is the average annual total return information based on the assumption that the Contract is surrendered at the end of the time period shown.
The impact of any applicable Contingent Deferred Sales Charges is reflected in the returns. The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.

Investment Division with Inception Date                                    Inception of the      10-Year Period       5-Year Period
                                                                               Investment
                                                                              Division to
                                                                               12/21/2002       Ended 12/31/2002    Ended 12/31/2002

----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (9/14/2000)                                        10.34%               7.52%              -2.77%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (9/14/2000)                              11.71%                 N/A               0.64%
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (9/14/2000)                                 10.82%                 N/A               1.73%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (9/14/2000)                           6.76%              -0.26%             -12.06%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Portfolio(5/1/97)                                      5.24%               4.69%              -1.07%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Portfolio(5/1/97)                          4.48%               1.21%              -2.82%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Portfolio(10/1/1/98)                           -1.26%                 N/A              -2.94%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Portfolio(5/1/97)                                 1.68%                 N/A              -4.57%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Portfolio(5/1/97)                                         6.36%                 N/A               1.29%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (5/1/2002)                                     -1.68%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (5/1/2002)                                         4.22%                 N/A               2.68%
----------------------------------------------------------------------------------------------------------------------------------
Levco Equity Value Fund (5/1/2002)                                                 -1.23%                 N/A              -1.56%
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio(10/1/99)                                      -19.40%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio(10/1/99)                                        9.00%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord+A39 Abbett  Growth and Income Portfolio (10/1/98)                              9.53%               8.60%               0.51%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (10/1/98)                                            2.85%                 N/A              -6.29%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust  Series (10/1/98)                                           3.85%                 N/A              -5.67%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (10/1/98)                                             -0.13%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (10/1/98)                                                   2.88%                 N/A              -5.67%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund (5/1/2002)                                       1.11%               3.44%              -7.01%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager Portfolio(10/24/93)                                              6.70%               5.43%              -1.21%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager: Growth Portfolio(5/1/95)                                        5.18%                 N/A              -4.25%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Balanced Portfolio(5/1/97)                                                     4.40%                 N/A              -1.55%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Contrafund Portfolio(5/1/95)                                                  10.44%                 N/A               1.11%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth & Income Portfolio(5/1/97)                                              2.80%                 N/A              -1.95%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth Opportunities Portfolio(5/1/97)                                         3.11%                 N/A              -9.33%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Index 500 Portfolio(10/24/93)                                                  7.67%               7.38%              -3.59%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Investment Grade Bond Portfolio(10/24/93)                                      6.34%               5.65%               4.95%
----------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio(10/24/93)                                               8.35%               8.12%              -2.39%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(10/24/93)                                                      8.71%               6.78%              -3.08%
----------------------------------------------------------------------------------------------------------------------------------
VIP High Income Portfolio(10/24/93)                                                 5.11%               1.87%              -9.01%
----------------------------------------------------------------------------------------------------------------------------------
VIP Mid-Cap Portfolio(9/14/2000)                                                   12.97%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio(10/24/93)                                                4.70%               3.10%               1.98%
----------------------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio(10/24/93)                                                    2.63%               3.09%              -6.82%



The following is the average annual total return information based on the assumption that the Contract is kept in-force through the end of the time period shown. The Contingent Deferred Sales Charges are assumed to be zero. The returns assume that each of the Investment Divisions had been available to Separate
Account C since the Portfolio Inception date.


                                                                           Inception of the
                                                                               Investment
                                                                              Division to      10-Year Period       5-Year Period
               Investment Division with Inception Date                         12/21/2002      Ended 12/31/2002    Ended 12/31/2002
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (1/9/89)                                           10.34%               7.52%              -1.59%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (1/25/95)                                11.82%                 N/A               1.67%
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (5/3/93)                                    10.82%                 N/A               2.72%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (9/21/88)                             6.76%              -0.26%             -10.32%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Portfolio(5/1/91)                                      5.24%               4.69%               0.03%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Portfolio(11/20/87)                        4.48%               1.21%              -1.64%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Portfolio(10/30/97)                            -0.36%                 N/A              -1.76%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Portfolio(5/1/94)                                 1.68%                 N/A              -3.30%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Portfolio(5/1/96)                                         6.73%                 N/A               2.30%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund(9/21/99)                                        0.27%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund(5/22/97)                                           4.88%                 N/A               3.64%
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VCC International Portfolio(10/1/99)                                  -16.40%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)                                   10.54%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VCC Growth and Income Portfolio (12/11/89)                              9.53%               8.60%               1.55%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (7/24/95)                                            3.05%                 N/A              -4.93%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust  Series (10/9/95)                                           4.04%                 N/A              -4.34%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (5/1/98)                                               1.01%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (7/26/95)                                                   3.08%                 N/A              -4.35%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund(9/1/89)                                          1.11%               3.44%              -5.61%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager Portfolio(9/6/89)                                                6.70%               5.43%              -0.10%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager: Growth Portfolio(1/3/95)                                        5.33%                 N/A              -3.00%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Balanced Portfolio(1/3/95)                                                     4.57%                 N/A              -0.43%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Contrafund Portfolio(1/3/95)                                                  10.56%                 N/A               2.12%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth & Income Portfolio(12/31/96)                                            3.32%                 N/A              -0.81%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth Opportunities Portfolio(1/3/95)                                         3.29%                 N/A              -7.79%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Index 500 Portfolio(8/27/92)                                                   7.67%               7.38%              -2.37%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Investment Grade Bond Portfolio(12/5/88)                                       6.34%               5.65%               5.83%
----------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio(10/9/86)                                                8.35%               8.12%              -1.23%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(10/9/86)                                                       8.71%               6.78%              -1.89%
----------------------------------------------------------------------------------------------------------------------------------
VIP High Income Portfolio(9/19/85)                                                  5.11%               1.87%              -7.49%
----------------------------------------------------------------------------------------------------------------------------------
VIP Mid-Cap Portfolio(12/28/98)                                                    13.89%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio(4/1/82)                                                  4.70%               3.10%               2.96%
----------------------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio(1/28/87)                                                     2.63%               3.09%              -5.43%



The following is the cumulative total return information based on the assumption that the Contract is surrendered at the end of the time period shown. The impact of any applicable Contingent Deferred Sales Charges is reflected in the returns.
The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.

               Investment Division with Inception Date                     Inception of the      10-Year Period       5-Year Period
                                                                               Investment
                                                                              Division to
                                                                               12/21/2002       Ended 12/31/2002    Ended 12/31/2002

----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (1/9/89)                                          295.88%             106.49%             -13.10%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (1/25/95)                               140.83%                 N/A               3.24%
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (5/3/93)                                   170.02%                 N/A               8.95%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (9/21/88)                           154.57%              -2.57%             -47.41%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Portfolio(5/1/91)                                     81.55%              58.14%              -5.24%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Portfolio(11/20/87)                       94.02%              12.78%             -13.33%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Portfolio(10/30/97)                            -6.35%                 N/A             -13.86%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Portfolio(5/1/94)                                15.55%                 N/A             -20.85%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Portfolio(5/1/96)                                        50.88%                 N/A               6.62%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund(9/21/99)                                       -5.40%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund(5/22/97)                                          26.12%                 N/A              14.14%
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VCC International Portfolio(10/1/99)                                  -50.88%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)                                   32.85%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VCC Growth and Income Portfolio (12/11/89)                            228.41%             128.19%               2.58%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (7/24/95)                                           23.27%                 N/A             -27.73%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust  Series (10/9/95)                                          31.42%                 N/A             -25.31%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (5/1/98)                                              -0.61%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (7/26/95)                                                  23.52%                 N/A             -25.31%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund(9/1/89)                                         15.86%              40.24%             -30.47%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager Portfolio(9/6/89)                                              137.31%              69.68%              -5.91%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager: Growth Portfolio(1/3/95)                                       49.76%                 N/A             -19.52%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Balanced Portfolio(1/3/95)                                                    41.11%                 N/A              -7.51%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Contrafund Portfolio(1/3/95)                                                 121.25%                 N/A               5.67%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth & Income Portfolio(12/31/96)                                           18.03%                 N/A              -9.38%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth Opportunities Portfolio(1/3/95)                                        27.75%                 N/A             -38.72%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Index 500 Portfolio(8/27/92)                                                 114.88%             103.81%             -16.71%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Investment Grade Bond Portfolio(12/5/88)                                     137.62%              73.26%              27.32%
----------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio(10/9/86)                                              267.76%             118.30%             -11.39%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(10/9/86)                                                     288.11%              92.71%             -14.48%
----------------------------------------------------------------------------------------------------------------------------------
VIP High Income Portfolio(9/19/85)                                                136.75%              20.35%             -37.63%
----------------------------------------------------------------------------------------------------------------------------------
VIP Mid-Cap Portfolio(12/28/98)                                                    63.09%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio(4/1/82)                                                159.53%              35.70%              10.30%
----------------------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio(1/28/87)                                                    51.23%              35.57%             -29.76%




The following is the cumulative total return information based on the assumption that the Contract is kept in-force through the end of the time period shown. The
Contingent Deferred Sales Charges are assumed to be zero. The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.

               Investment Division with Inception Date                     Inception of the      10-Year Period       5-Year Period
                                                                               Investment
                                                                              Division to
                                                                               12/21/2002       Ended 12/31/2002    Ended 12/31/2002

----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (1/9/89)                                          295.88%             106.49%              -7.70%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (1/25/95)                               142.72%                 N/A               8.63%
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (5/3/93)                                   170.02%                 N/A              14.36%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (9/21/88)                           154.57%              -2.57%             -41.99%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Portfolio(5/1/91)                                     81.55%              58.14%               0.15%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Portfolio(11/20/87)                       94.02%              12.78%              -7.94%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Portfolio(10/30/97)                            -1.85%                 N/A              -8.50%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Portfolio(5/1/94)                                15.55%                 N/A             -15.45%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Portfolio(5/1/96)                                        54.42%                 N/A              12.04%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund(9/21/99)                                        0.89%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund(5/22/97)                                          30.67%                 N/A              19.57%
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VCC International Portfolio(10/1/99)                                  -44.59%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)                                   39.13%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VCC Growth and Income Portfolio (12/11/89)                            228.41%             128.19%               7.99%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (7/24/95)                                           25.06%                 N/A             -22.34%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust  Series (10/9/95)                                          33.17%                 N/A             -19.90%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (5/1/98)                                               4.81%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (7/26/95)                                                  25.31%                 N/A             -19.94%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund(9/1/89)                                         15.86%              40.24%             -25.07%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager Portfolio(9/6/89)                                              137.31%              69.68%              -0.50%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager: Growth Portfolio(1/3/95)                                       51.48%                 N/A             -14.13%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Balanced Portfolio(1/3/95)                                                    42.96%                 N/A              -2.13%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Contrafund Portfolio(1/3/95)                                                 123.18%                 N/A              11.06%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth & Income Portfolio(12/31/96)                                           21.66%                 N/A              -3.98%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth Opportunities Portfolio(1/3/95)                                        29.55%                 N/A             -33.34%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Index 500 Portfolio(8/27/92)                                                 114.88%             103.81%             -11.30%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Investment Grade Bond Portfolio(12/5/88)                                     137.62%              73.26%              32.75%
----------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio(10/9/86)                                              267.76%             118.30%              -6.00%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(10/9/86)                                                     288.11%              92.71%              -9.10%
----------------------------------------------------------------------------------------------------------------------------------
VIP High Income Portfolio(9/19/85)                                                136.75%              20.35%             -32.24%
----------------------------------------------------------------------------------------------------------------------------------
VIP Mid-Cap Portfolio(12/28/98)                                                    68.49%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio(4/1/82)                                                159.53%              35.70%              15.70%
----------------------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio(1/28/87)                                                    51.23%              35.57%             -24.36%


                               FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland accepts Premiums which are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the Contract, the Company does not differentiate between Section 1035 Premiums and non-Section 1035 Premiums.

We also accept "rollovers" from Contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to "rollover" into an IRA (except 403(b) contracts). The Company differentiates between nonqualified Contracts and IRAs to the extent necessary to comply with federal tax laws.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Nonqualified Contract to provide that (a) if any Owner dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed (1) within five years after the date of that Owner's death, or (2) as Annuity payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "Designated Beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary. The Owner's "Designated Beneficiary" is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Owner's Designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Nonqualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

                          DISTRIBUTION OF THE CONTRACT

Sammons Securities Company, LLC, the principal underwriter of the Contract, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Sammons Securities Company, LLC is an indirect wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, the ultimate parent-company of Midland National Life. The address for Sammons Securities Company, LLC is as follows: 4261 Park Road, Ann Arbor, Michigan 48103.

The Contracts are offered to the public through brokers, licensed under the federal securities laws and state insurance laws, that have entered into agreements with Sammons Securities Company, LLC. The offering of the Contracts is continuous and Sammons Securities Company, LLC does not anticipate discontinuing the offering of the Contracts. However, Sammons Securities Company, LLC does reserve the right to discontinue the offering of the Contracts. Midland will pay an underwriting commission to Sammons Securities Company, LLC up to 8.35% of all Variable Annuity II premiums.

The following table shows the aggregate dollar amount of underwriting commissions paid during the last three years.

                                        Underwriting
                    Year                Commissions


                    2000                $4,128,697
                    2001                $2,304,386
                    2002                $1,332,496



                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland. The assets are kept physically segregated and held separate and apart from our general account assets. Records are maintained of all Premiums and redemptions of Fund shares held by each of the Investment Divisions.

                                STATE REGULATION

Midland is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                               RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to Owners semi-annually at their last known address of record.

                                LEGAL PROCEEDINGS


There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject that are material to the Contracts. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account. We are not currently involved in any material legal proceedings.


                                  LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the Contracts has been provided by Sutherland Asbill & Brennan LLP, of Washington, D.C.

                                     EXPERTS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company included in this Statement of Additional Information and Registration Statement have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report thereon which appears elsewhere herein and in the Registration Statement. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:



                             PricewaterhouseCoopers
                               LLP Suite, 1300 650
                                 Third Avenue S.
                           Minneapolis, MN 55402-4333


                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of Separate Account C.

________________________________________________________________________________
________________________________________________________________________________

                                Variable Annuity

                           Variable Annuity Prospectus

                                   May 1, 2003

               Flexible Premium Deferred Variable Annuity Contract

               issued by: Midland National Life Insurance Company

                through Midland National Life Separate Account C

Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing.

A Statement of Additional Information ("SAI") about the contract and Separate Account C is available by checking the appropriate box on the application form or by writing to Midland's Principal Office at:

                     Midland National Life Insurance Company

                         4601 Westown Parkway, Suite 300

                            West Des Moines, IA 50266

                                 1-877-586-0240


The SAI, dated May 1, 2003, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus.

You may allocate Your contract value to Our General Account and up to ten investment divisions. Each division invests in a specified mutual fund portfolio. The mutual fund portfolios are part of the following series funds or trusts:

     1.        Alger American Fund,
     2.        American Century Variable Portfolios, Inc.,
     3.        Fidelity's Variable Insurance Products Fund Initial Class,
     4.        INVESCO Variable Investment Funds, Inc.
     5.        Lord Abbett Series Fund, Inc.,
     6.        MFS(R)Variable Insurance TrustSM,
     7.        PIMCO Variable Insurance Trust, and
     8.        Van Eck Worldwide Insurance Trust



You can choose among the thirty-seven investment divisions shown on the following page.

Your contract value in the investment divisions will increase or decrease based on investment performance. You bear this risk. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.


The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


The contracts involve investment risk, including possible loss of principal. The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution, and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.


This prospectus is valid only when accompanied by the Funds' current prospectuses.

                                                  SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

1.        Alger American Small Capitalization Portfolio         20.       Fidelity VIP Balanced Portfolio
2.        Alger American Mid-Cap Growth Portfolio               21.       Fidelity VIP Growth Opportunities Portfolio
3.        Alger American Growth Portfolio                       22.       Fidelity VIP High Income Portfolio
4.        Alger American Leveraged AllCap Portfolio             23.       Fidelity VIP Money Market Portfolio
5.        American Century VP Capital Appreciation Portfolio    24.       INVESCO VIF-Financial Services Fund
6.        American Century VP Value Portfolio                   25.       INVESCO VIF-Health Sciences Fund
7.        American Century VP Balanced Portfolio
                                                                     LEVCO Equity Value Fund - no longer available.
                                                                     See Note 1 below.

8.        American Century VP International Portfolio           26.       Lord Abbett Series Fund, Inc. Growth & Income
                                                                          Portfolio
9.        American Century VP Income & Growth Portfolio         27.       Lord Abbett Series Fund, Inc. Mid-Cap Value
                                                                          Portfolio
10.       Fidelity VIP Equity-Income Portfolio                  28.       Lord Abbett Series Fund, Inc. International
                                                                          Portfolio
11.       Fidelity VIP Growth Portfolio                         29.       MFS(R)VIT Emerging Growth Series
12.       Fidelity VIP Overseas Portfolio                       30.       MFS(R)VIT Research Series
13.       Fidelity VIP MidCap Portfolio                         31.       MFS(R)VIT Investors Trust Series
14.       Fidelity VIP Asset Managersm Portfolio                32.       MFS(R)VIT New Discovery Series
15.       Fidelity VIP Investment Grade Bond Portfolio          33.       PIMCO VIT Total Return Portfolio
16.       Fidelity VIP Contrafund(R)Portfolio                    34.       PIMCO VIT Low Duration Portfolio
17.       Fidelity VIP Asset Manager: Growth Portfolio          35.       PIMCO VIT High Yield Portfolio
18.       Fidelity VIP Index 500 Portfolio                      36.       PIMCO VIT Real Return Portfolio
19.       Fidelity VIP Growth & Income Portfolio                37.       Van Eck Worldwide Hard Assets Fund

Note 1 -- Effective May 1, 2003, the LEVCO Equity Value Fund was closed to new premium, investment or fund transfers.

Effective September 1, 2003, the LEVCO Equity Value Fund will be liquidated. Contract owners with contract values allocated to this fund may transfer their contract values to another option available under their contracts at any time before September 1st, 2003. If You transfer the contract value from this fund, We will not charge You any transfer charge and We will not count the transfer toward any limit on the number of transfers You may make each year. All contract owners with contract values allocated to the LEVCO Equity Value Fund have received more detailed information regarding available investment options and transfer procedures. If We do not receive a transfer request from You, on the Liquidation Date, We will transfer any contract value allocated to LEVCO Equity Value Fund to the Fidelity VIP Money Market investment portfolio. There is no transfer charge for this automatic transfer, and it will not count toward any limit on the number of transfers You may make each year.

This prospectus generally describes only the variable portion of the policy, except where the General Account is specifically mentioned.

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.

                                                     Table of Contents


Definitions.............................................................................................................14
SUMMARY.................................................................................................................16
      Features of Variable Annuity......................................................................................16
            Death Benefit...............................................................................................16
            Your Contract Value.........................................................................................16
            Flexible Premium Payments...................................................................................17
            Investment Choices..........................................................................................17
            Withdrawals.................................................................................................19
FEE TABLE...............................................................................................................20
      Total Separate Account Expenses...................................................................................20
      EXPENSE EXAMPLES..................................................................................................21
Charges Under the Contracts.............................................................................................22
      Sales Charge......................................................................................................22
      Free Withdrawal Amount............................................................................................23
      Mortality and Expense Risk Charge.................................................................................23
      Administration and Maintenance Fee................................................................................23
      Transfer Fee......................................................................................................23
      Premium Taxes.....................................................................................................23
Additional Information About Variable Annuity...........................................................................27
      Suitability of the Contracts......................................................................................27
      Your "Free Look" Right............................................................................................28
      Transfers.........................................................................................................28
      Financial Information.............................................................................................28
      Inquiries And Correspondence......................................................................................28
      State Variations..................................................................................................29
Our Separate Account C And Its Investment Divisions.....................................................................29
      The Funds.........................................................................................................29
            Investment Policies Of The Funds' Portfolios................................................................30
      We Own The Assets Of Our Separate Account.........................................................................33
      Our Right To Change How We Operate Our Separate Account...........................................................34
DETAILED INFORMATION ABOUT THE CONTRACT.................................................................................35
      Requirements for Issuance of a Contract...........................................................................35
      Free Look.........................................................................................................35
      Allocation of Premiums............................................................................................35
            Changing Your Premium Allocation Percentages................................................................36
      Transfers of Contract Value.......................................................................................36
      Market Timing and Excessive Trading Limits........................................................................36
      Dollar Cost Averaging.............................................................................................37
      Withdrawals.......................................................................................................38
      Loans.............................................................................................................39
      Death Benefit.....................................................................................................40
            Death Benefit on the Annuitant's Death Prior to the Maturity Date...........................................41
            Payment of Death Benefits...................................................................................42
      Your Contract Value...............................................................................................42
      Amounts In Our Separate Account...................................................................................42
The General Account.....................................................................................................43
CHARGES, FEES AND DEDUCTIONS............................................................................................43
      Sales Charges on Withdrawals......................................................................................44
      Free Withdrawal Amount............................................................................................44
      Administrative Charge.............................................................................................44
      Mortality and Expense Risk Charge.................................................................................45
      Contract Maintenance Charge.......................................................................................45
      Transfer Charge...................................................................................................45
      Premium Taxes.....................................................................................................45
      Other Taxes.......................................................................................................45
      Charges In The Funds..............................................................................................46
FEDERAL TAX STATUS......................................................................................................46
      Introduction......................................................................................................46
      Diversification...................................................................................................47
      Taxation of Annuities in General..................................................................................47
            Nonqualified Contracts......................................................................................48
            Possible Changes in Taxation................................................................................49
            Transfers, Assignments or Exchange of a Contract............................................................49
            Multiple Contracts..........................................................................................49
            Qualified Contracts.........................................................................................49
      Our Income Taxes..................................................................................................51
      Withholding.......................................................................................................51
MATURITY DATE...........................................................................................................52
      SELECTING AN ANNUITY OPTION.......................................................................................52
            Fixed Options...............................................................................................53
            Variable Options............................................................................................53
      Transfers after the Maturity Date.................................................................................54
ADDITIONAL INFORMATION..................................................................................................54
      Tax-Free "Section 1035" Exchanges.................................................................................54
      Midland National Life Insurance Company...........................................................................55
      Fund Voting Rights................................................................................................55
            How We Determine Your Voting Shares.........................................................................56
            Voting Privileges of Participants In Other Companies........................................................56
      Our Reports to Owners.............................................................................................56
      Contract Periods, Anniversaries...................................................................................56
      Dividends.........................................................................................................57
      Performance.......................................................................................................57
      Your Beneficiary..................................................................................................57
      Assigning Your Contract...........................................................................................58
      When We Pay Proceeds From This Contract...........................................................................58
      Sales Agreements..................................................................................................58
      Regulation........................................................................................................59
      Discount for Employees of Sammons Enterprises, Inc................................................................59
      Legal Matters.....................................................................................................60
      Experts...........................................................................................................60
      Statement of Additional Information...............................................................................61
Condensed Financial Information.........................................................................................63



                                   Definitions

Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Annuitant means the person, designated by the owner, upon whose life annuity payments are intended to be based on the maturity date.

Annuity Unit means the units in the Separate Account, after the maturity date that are used to determine the amount of the annuity payment.

Attained Age means the issue age plus the number of complete Contract Years since the Contract Date.

Beneficiary means the person or persons to whom the contract's death benefit is paid when the annuitant dies before the maturity date.

Business Day means any day the New York Stock Exchange is open. Our business day ends when the New York Stock Exchange closes for regular trading.

Cash Surrender Value means the Contract Value on the date of surrender minus the contract maintenance charge and any contingent deferred sales charge and the premium tax charge.

Contract Anniversary The same month and day of the Contract Date in each year following the Contract Date.

Contract Date means the date the contract goes into effect and from which Contract Anniversaries and Contract Years are determined.

Contract Value means the sum of the amounts You have in Our General Account and in the investment divisions of Our Separate Account under Your in force contract.


Contract Month means a month that starts the same date as the contract date in each month..

Contract Year means a year which starts on the same date as the contract date in each month.

Death Benefit means the amount payable under Your contract if the annuitant dies before the maturity date.


Funds mean the investment companies, more commonly called mutual funds, available for investment by Separate Account C on the Contract Date or as later changed by Us.

Executive Office means Our office located at One Midland Plaza, Sioux Falls, SD 57193. Please use Our Principal Office address and telephone number for all correspondence, payments and inquiries.

In Force means the Annuitant's life remains insured under the terms of the contract.

Investment Division means a division of Separate Account C which invests exclusively in the shares of a specified portfolio of the fund.

Issue Age means the age of the annuitant on the birthday nearest to the Contract Date.


Maturity Date means the date, specified in the contract, when annuity payments are to begin.


Owner means the person who purchases an Individual Variable Annuity Contract and makes the premium payments. The owner has all rights in the contract before the maturity date, including the rights to make withdrawals or surrender the contract, to designate and change the beneficiaries who will receive the proceeds at the annuitant's death before the maturity date, to transfer funds among the investment divisions, and to designate a mode of settlement for the annuitant on the maturity date.

Payee means the person who is entitled to receive annuity payments after an annuity is effected. On or after the maturity date, the annuitant will be the payee.

Principal Office means where You write to Us to pay premiums or take other actions, such as transfers between investment divisions. The address is:

                     Midland National Life Insurance Company

                         4601 Westown Parkway, Suite 300

                            West Des Moines, IA 50266

                                 1-877-586-0240

Separate Account means Our Separate Account C which receives and invests Your premiums under the contract.

                                     SUMMARY

In this prospectus "We", "Our", and "Us" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "annuitant", because the annuitant and the owner might not be the same.

The detailed information appearing later in this prospectus further explains the following summary. This summary must be read along with that detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes the contract is in force.

Features of Variable Annuity

The individual flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the contract value and payment of annuity payments on a fixed or variable basis. Variable payment options are not available in certain states. The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.


The contracts are available for retirement plans that qualify for the special federal tax advantages available under the Internal Revenue Code (Qualified Plans) and for retirement plans which do not qualify for those tax advantages (Nonqualified Plans).

This prospectus generally describes only the variable portion of the contract, except where the General Account is specifically mentioned.

Death Benefit

The Variable Annuity pays a death benefit when the annuitant dies before the maturity date if the contract is still in force. The death benefit is equal to the greater of (a) the contract value, and (b) premiums paid less withdrawals.


Your Contract Value

Your contract value depends on:

     o     the amount and frequency of premium payments,
     o     the selected portfolio's investment experience,
     o     interest earned on amounts allocated to the General Account,
     o     withdrawals, and
     o     charges and deductions.


You bear the investment risk under the Variable Annuity. There is no minimum guaranteed cash value with respect to any amounts allocated to the Separate Account. (See " Your Contract Value" on page 42).


Flexible Premium Payments

You may pay premiums whenever You want in whatever amount You want, within certain limits. We require an initial minimum premium of at least $2,000; other premium payments must be at least $50. (Currently, We waive the initial minimum premium requirement for certain qualified contracts enrolled in a bank draft investment program or payroll deduction plan.)

You will choose a planned periodic premium. You need not pay premiums according to the planned schedule.

Investment Choices

You may allocate Your contract value to up to ten of the investment divisions of Our Separate Account. You may also allocate Your contract value to Our General Account, which pays interest at a declared rate.

Each of the Separate Account investment divisions invests in shares of a corresponding portfolio of one of the following "series" type mutual funds:


(1) Fidelity's Variable Insurance Products Fund (VIP), (2) American Century's Variable Portfolio, Inc., (3) MFS(R)Variable Insurance TrustsSM, (4) Lord Abbett Series Fund, Inc., (5) Alger American Fund, (6) Van Eck Global Worldwide Insurance Trust, (7) INVESCO Variable Investment Funds, Inc., and (8) PIMCO Variable Insurance Trust. The portfolios have different investment policies and objectives.

For a full description of the portfolios, see the Funds' prospectuses, which accompany this prospectus. (See "The Funds" on page 29).

The investment divisions that invest in portfolios of the Alger American Fund are:

o         Alger American Growth Portfolio
o         Alger American Leveraged AllCap Portfolio
o         Alger American MidCap Growth Portfolio
o         Alger American Small Capitalization Portfolio

The investment divisions that invest in portfolios of the American Century Variable Portfolios, Inc. are:

o         VP Balanced Portfolio
o         VP Capital Appreciation Portfolio
o         VP Income & Growth Portfolio
o         VP International Portfolio
o         VP Value Portfolio


The investment divisions that invest in portfolios of Fidelity's Variable Insurance Products Fund are:

o         VIP Asset Manager SM Portfolio
o         VIP Asset Manager: Growth Portfolio
o         VIP Balanced Portfolio
o         VIP Contrafund(R) Portfolio
o         VIP Equity-Income Portfolio
o         VIP Growth Portfolio
o         VIP Growth & Income Portfolio
o         VIP Growth Opportunities Portfolio
o         VIP High Income Portfolio
o         VIP Investment Grade Bond Portfolio
o         VIP Index 500 Portfolio
o         VIP Money Market Portfolio
o         VIP MidCap Portfolio
o         VIP Overseas Portfolio


The investment divisions that invest in portfolios of the INVESCO Variable Investment Funds, Inc. are:

o         VIF-Financial Services Fund
o         VIF-Health Sciences Fund

The investment divisions that invest in portfolios of the Lord Abbett Series Fund, Inc. are:

o         Lord Abbett Growth & Income Portfolio
o         Lord Abbett International Portfolio
o         Lord Abbett MidCap Value Portfolio

The investment divisions that invest in portfolios of the MFS(R) Variable Insurance TrustSM are:


o         VIT Emerging Growth Series
o         VIT Research Series
o         VIT Investors Trust Series
o         VIT New Discovery Series


The investment divisions that invest in PIMCO Variable Insurance Trust are:

o         PIMCO VIT High Yield  Portfolio
o         PIMCO VIT Low Duration Portfolio
o         PIMCO VIT Real Return Portfolio
o         PIMCO VIT Total Return Portfolio


The investment divisions that invest in portfolios of the Van Eck Global Worldwide Insurance Trust are:

o         Worldwide Hard Assets Fund



Each portfolio pays a different investment management or advisory fee and different operating expenses. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company. See "Investment Policies Of The Funds' Portfolios" on page 30.


Withdrawals


You may generally withdraw all or part of Your cash surrender value at any time, before annuity payments begin. A contingent deferred sales charge may be imposed on any withdrawal, and upon full withdrawal a contract maintenance charge may also be imposed. The amount You request plus any contingent deferred sales charge will be deducted from Your contract value. Three years after the contract date, the contingent deferred sales charge will be waived upon the withdrawal of funds to effect a life annuity. You may take a withdrawal in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select. A withdrawal may have negative tax consequences, including a 10% tax penalty on certain withdrawals prior to age 59 1/2. Under nonqualified contracts, earnings, if any, are withdrawn first for tax purposes and are taxed as ordinary income. (See "Sales Charges on Withdrawals" on page 44, "FEDERAL TAX STATUS" on page 46, and "SELECTING AN ANNUITY OPTION" on page 52.) Withdrawals from contracts used in connection with tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.

                                    FEE TABLE

The following tables list the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table lists the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

     Contract Owner Transaction Expenses                Charge

     Sales Load Imposed on premiums                     None
     Maximum Surrender Charge                           7.00%
     Transfer Fee                                       $0-$251

The next table lists the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio company fees and expenses.

                                                                   Charge

Annual Maintenance Fee2                                              $33
Separate Account Annual Expenses
(as a percentage of average contract value)
Mortality and Expense Risk Charge                                   1.25%
Administration Fees                                                 0.15%
Total Separate Account Expenses                                     1.40%


1 There is currently no charge for transfers. We reserve the right to impose a $25 charge for each transfer in excess of four (4) in one contract year

2 The annual maintenance fee is deducted proportionally from the contract value at the time of the charge. The annual maintenance fee is reflected in the examples below by a method intended to show the "average" impact of the annual maintenance fee on an investment in the separate account. The annual maintenance fee is deducted only when the contract value is less than $50,000. In the examples, the annual maintenance fee is approximated as a 0.11% annual asset charge based on the average contract value of the contracts as of 12/31/2002.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2002 (before any fee waiver or expense reimbursement). Expenses may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses                      Minimum         Maximum
(expenses that are deducted from portfolio company assets,
including management fees, distribution, and/or service (12b-1)
fees and other expenses)                                                0.29%            3.88%

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual contract maintenance charge, separate account annual expenses, and portfolio company operating expenses.

Both examples assume that you invest $10,000 in the contract for the time periods indicated.

The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1:  Maximum portfolio expenses.

(1) If you surrender your contract at the end of the applicable time period:

                  ------------- ------------- ------------- -------------

                  1   Year      3   Years     5   Years     10    Years

                  ------------- ------------- ------------- -------------

                  $1,168        $2,058        $2,939        $5,287

                  ------------- ------------- ------------- -------------


(2) If you annuitize at the end of the applicable time period:

                  ------------- ------------- ------------- -------------

                  1   Year      3   Years     5   Years     10    Years

                  ------------- ------------- ------------- -------------

                  $1,168        $1,608        $2,669        $5,287

                  ------------- ------------- ------------- -------------


(3) If you do NOT surrender your contract:

                  ------------- ------------- ------------- -------------

                  1   Year      3   Years     5   Years     10    Years

                  ------------- ------------- ------------- -------------

                  $538          $1,608        $2,669        $5,287

                  ------------- ------------- ------------- -------------


Example 2:  Lowest portfolio expenses.

(1) If you surrender your contract at the end of the applicable time period:

                  ------------- ------------- ------------- -------------

                  1   Year      3   Years     5   Years     10    Years

                  ------------- ------------- ------------- -------------

                  $813          1,017         1,245         2,116

                  ------------- ------------- ------------- -------------


(2) If you annuitize at the end of the applicable time period:

                  ------------- ------------- ------------- -------------

                  1   Year      3   Years     5   Years     10    Years

                  ------------- ------------- ------------- -------------

                  $813          $567          $975          2,116

                  ------------- ------------- ------------- -------------


(3) If you do NOT surrender your contract:

                  ------------- ------------- ------------- -------------

                  1   Year      3   Years     5   Years     10    Years

                  ------------- ------------- ------------- -------------

                  $183          $567          $975          $2,116

                  ------------- ------------- ------------- -------------


These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lower then those shown. The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.


                           Charges Under the Contracts

Sales Charge


Sales expenses are not deducted from premium payments. However, a contingent deferred sales charge may be assessed against contract values when they are withdrawn, including withdrawals to effect an annuity. (See " Sales Charges on Withdrawals" on page 44.)


The amount of any sales charge depends on the contract year of the withdrawal. The charge for each contract year is a percentage of the premiums withdrawn and is as follows:

                                                         Contingent
                  Contract                             Deferred Sales
                    Year                                   Charge

                       1                                     7%
                       2                                     6%
                       3                                     5%
                       4                                     4%
                       5                                     3%
                       6                                     2%
                 7 and beyond                                0%


At the time of a withdrawal, if Your contract value is less than Your premium, the contingent deferred sales charge will be assessed based on the full remaining premium. No contingent deferred sales charge will be assessed upon:

          (a) payment of death proceeds under the contract, or
          (b) exercise of the free withdrawal privilege.

Withdrawals may be subject to tax consequences. (See Withdrawals on page 24. and "FEDERAL TAX STATUS" on page 46.

Free Withdrawal Amount

After the first contract year, You may withdraw 10% of the total premiums paid without incurring a contingent deferred sales charge, if the withdrawal is the first in the contract year. The value of 10% of the total premiums paid is determined on the date of the requested withdrawal. The full 10% is available only if no other withdrawals have been taken during that contract year. (See Free Withdrawal Amount on page 23.)

Mortality and Expense Risk Charge

We deduct a 1.25% per annum charge against all contract values held in Separate Account for assuming the mortality and expense risks under the contract. (See "CHARGES, FEES AND DEDUCTIONS" on page 43.)

Administration and Maintenance Fee

We deduct an administration charge of 0.15% per annum from all contract values held in the Separate Account. In addition, a maintenance charge of $33 is deducted annually from each contract. (See "CHARGES, FEES AND DEDUCTIONS" on page 43.)

Transfer Fee

There may be a $25 charge for each transfer in excess of 15 in any one contract year.

Premium Taxes

Midland will deduct from all premium payments the amount of any premium taxes levied by a state or any government entity. (See Premium Taxes on page 45.)



                  Additional Information About Variable Annuity



Suitability of the Contracts

Because of the contingent deferred sales charge and other expenses, the contracts are not appropriate for short-term investment. The contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes.


Your "Free Look" Right


You have the right to examine the contract and return it to Us. Your request must be postmarked no later than 10 days after You receive the contract. During the "free look" period Your premium will be allocated to the VIP Money Market Investment Division. (See "Free Look" on page 35 for more details.)


Transfers

You may transfer Your contract value among the investment divisions and between the General Account and the investment divisions before the maturity date. We require minimum amounts, usually $200, for each transfer. Transfers are not permitted before the end of the "free look" period or after annuity payments begin.

Currently, We do not charge for making transfers. However, We reserve the right to assess a $25 administrative charge after the 4th transfer in a contract year.

Transfer requests received before the New York Stock Exchange closes will take effect on the same day if that is a business day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect. See definition of "Business Day".


For limitations on transfers to and from the General Account, see "The General Account" on page 43.


Financial Information


Condensed financial information for the Separate Account begins on page 63 of this prospectus. Our financial statements, and full financial statements for the Separate Account, are in the Statement of Additional Information.


Inquiries And Correspondence

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                                 1-877-586-0240

You may send correspondence and transaction requests to Us by facsimile or telephone. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.

The procedures We follow for transactions initiated by telephone include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the insured, or other identifying information. Accordingly, We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile or telephone when the original request is not sent to Our Principal Office. You bear those risks. Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should make Your correspondence and transaction request in writing.

State Variations

Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in Your state. See Your contract for specific variations since any such state variations will be included in Your contract or in riders or endorsements attached to Your contract. See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.


       Our Separate Account C And Its Investment Divisions

The "Separate Account" is Our Separate Account C, established under the insurance laws of the State of South Dakota in March, 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment policies. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the Funds. You may allocate part or all of Your net premiums to any 10 of the 37 investment divisions of Our Separate Account at any one time.


The Funds


Each of the 37 portfolios available under the contract is commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:

     1.   Alger American Fund,
     2.   American Century Variable Portfolios, Inc.,
     3.   Fidelity's Variable Insurance Products Fund Initial Class,
     4.   INVESCO Variable Investment Funds, Inc.
     5.   Lord Abbett Series Fund, Inc.,
     6.   MFS(R)Variable Insurance TrustSM,
     7.   PIMCO Variable Insurance Trust, and
     8.   Van Eck Worldwide Insurance Trust.


Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales charge). More detailed information abut the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus and in the Funds' Statements of Additional Information. You should read the Funds' prospectuses carefully before allocating or transferring money to any portfolio.

We may from time to time receive revenue from the Funds and/or their managers. The amounts of the revenue, if any, may be substantial and may vary from portfolio to portfolio and may be based on the amount of Our investments in the Funds. Currently these revenues range from 0.10% to 0.25% of Midland's investment in the Funds.

Investment Policies Of The Funds' Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. The objectives of the portfolios are as follows:

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio                                Objective
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity's Variable Insurance Products Funds


--------------------------------------- -------------------------------------------------------------------------------------------
VIP Money Market Portfolio              Seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in U.S. dollar-denominated money market securities.
--------------------------------------- -------------------------------------------------------------------------------------------
VIP High Income Portfolio               Seeks a high level of current income by investing primarily in income-producing debt securities while also considering growth of capital.  Policy owners should understand that the fund's unit price may be volatile due to the nature of the high yield bond marketplace.

--------------------------------------- -------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio             Seeks reasonable income by investing primarily in income-producing equity securities.  In choosing these securities, the investment manager will consider the potential for capital appreciation.  The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's
                                        Composite Index of 500 Stocks.
--------------------------------------- -------------------------------------------------------------------------------------------

VIP Growth Portfolio                    Seeks capital appreciation by investing in common stocks.  The advisor invests the fund's assets in companies the advisor believes have above-average growth potential.

--------------------------------------- -------------------------------------------------------------------------------------------
VIP Mid Cap Portfolio                   Seeks long-term growth of capital.

--------------------------------------- -------------------------------------------------------------------------------------------
VIP Overseas Portfolio                  Seeks long-term growth of capital, primarily through investments in foreign securities.

--------------------------------------- -------------------------------------------------------------------------------------------

VIP Asset ManagerSM Portfolio           Seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term instruments.

--------------------------------------- -------------------------------------------------------------------------------------------
VIP Investment Grade Bond Portfolio     Seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar-denominated investment-grade bonds.
--------------------------------------- -------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio             Seeks to achieve capital appreciation over the long term by investing in common stocks and securities of companies whose value the manager believes is not fully recognized by the public.

--------------------------------------- -------------------------------------------------------------------------------------------
VIP Asset Manager: Growth Portfolio     Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

--------------------------------------- -------------------------------------------------------------------------------------------
VIP Index 500 Portfolio                 Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the Standard & Poor's Composite Index of 500 Stocks.
--------------------------------------- -------------------------------------------------------------------------------------------
VIP Growth & Income Portfolio           Seeks high total return, combining current income and capital appreciation.  Invests mainly in stocks that pay current dividends and show potential for capital appreciation.
--------------------------------------- -------------------------------------------------------------------------------------------
VIP Balanced Portfolio                  Seeks both income and growth of capital.  When the investment manager's outlook is neutral, it will invest approximately 60% of the fund's assets in equity securities and will always invest at least 25% of the fund's assets in fixed-income senior securities.
--------------------------------------- -------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio      Seeks capital growth by investing primarily in common stocks.  Although the fund invests primarily in common stocks, it has the ability to purchase other securities, including bonds, which may be lower-quality debt securities.
-----------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.


--------------------------------------- -------------------------------------------------------------------------------------------
American Century VP Capital             Seeks capital growth by investing primarily in common stocks that management
Appreciation Portfolio                  considers to have better-than-average prospects for appreciation.

--------------------------------------- -------------------------------------------------------------------------------------------
American Century VP Value Portfolio     Seeks long-term capital growth with income as a secondary objective.  Invests primarily in equity securities of well-established companies that management believes to be under-valued.
--------------------------------------- -------------------------------------------------------------------------------------------
American Century VP Balanced            Seeks capital growth and current income.  Invests approximately 60 percent of its
Portfolio                               assets in common stocks that management considers to have better than average potential for appreciation and the rest in fixed income securities.
--------------------------------------- -------------------------------------------------------------------------------------------
American Century VP International       Seeks capital growth by investing primarily in securities of foreign companies that
Portfolio                               management believes to have potential for appreciation.

--------------------------------------- -------------------------------------------------------------------------------------------
American Century VP Income &            Seeks dividend growth, current income and capital appreciation.  The Portfolio will
Growth Portfolio                        seek to achieve its investment objective by investing in common stocks.

-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) Variable Insurance TrustSM


--------------------------------------- -------------------------------------------------------------------------------------------

MFS(R) VIT Emerging Growth Series       Seeks to provide long-term growth of capital.

--------------------------------------- -------------------------------------------------------------------------------------------

MFS(R) VIT Research Series              Seeks to provide long-term growth of capital and future income.

--------------------------------------- -------------------------------------------------------------------------------------------

MFS(R) VIT Investors Trust Series       Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

--------------------------------------- -------------------------------------------------------------------------------------------

MFS(R)New Discovery Series              Seeks capital appreciation.

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.


--------------------------------------- -------------------------------------------------------------------------------------------
Lord Abbett Growth and Income           Seeks long-term growth of capital and income without excessive fluctuation in market
Portfolio                               value.
--------------------------------------- -------------------------------------------------------------------------------------------
Lord Abbett MidCap Value Portfolio      Seeks capital appreciation through investments, primarily in equity securities which are believed to be undervalued in the marketplace.
--------------------------------------- -------------------------------------------------------------------------------------------
Lord Abbett International Portfolio     Seeks long-term capital appreciation.  Invests primarily in equity securities of
                                        non-U.S. issuers.
-----------------------------------------------------------------------------------------------------------------------------------

Alger American Fund


--------------------------------------- -------------------------------------------------------------------------------------------
Alger American Small Capitalization     Seeks long-term capital appreciation.  It focuses on small, fast growing companies
Portfolio                               that offer innovative products, services or technologies to a rapidly expanding marketplace.  Under normal circumstances, the portfolio invests primarily in equity securities of small capitalization companies.  A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.
--------------------------------------- -------------------------------------------------------------------------------------------
Alger American MidCap Growth            Seeks long-term capital appreciation.  It focuses on midsize companies with
Portfolio                               promising growth potential.  Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.
--------------------------------------- -------------------------------------------------------------------------------------------
Alger American Growth Portfolio         Seeks long-term capital appreciation.  It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management.
                                        Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.  The portfolio considers a large company to have a market capitalization of $1 billion or greater.
--------------------------------------- -------------------------------------------------------------------------------------------
Alger American Leveraged AllCap         Seeks long-term capital appreciation.  Under normal circumstances, the portfolio
Portfolio                               invests in the equity securities of companies of any size which demonstrate promising growth potential.  The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.  By borrowing money, the portfolio has the potential to increase its returns if the increase in value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.
-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust


--------------------------------------- -------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets           Seeks long-term capital appreciation by investing primarily in "hard asset
Fund                                    securities."  Income is a secondary consideration.  Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate, and commodities.
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds Inc.


--------------------------------------- -------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services          Seeks capital growth.  The Fund normally invests at least 80% of its net assets in
Fund                                    equity securities and equity-related instruments of companies involved in the financial services sector.

--------------------------------------- -------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund        Seeks capital growth.  The Fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies develop, produce, or distribute products or services related to health care.

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust


--------------------------------------- -------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio        Seeks maximum total return, consistent with preservation of capital and prudent investment management.

--------------------------------------- -------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio        Seeks maximum total return consistent with preservation of capital and prudent investment management.

--------------------------------------- -------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio          Seeks maximum total return consistent with preservation of capital and prudent investment management.

--------------------------------------- -------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio         Seeks maximum real return, consistent with preservation of real capital and prudent investment management.




Fidelity Management & Research Company manages the VIP portfolios. American Century Investment Management, Inc. manages the American Century VP portfolios. MFS(R)Investment Management manages the MFS(R)Variable Insurance TrustSM. Lord Abbett & Co. manages the Lord Abbett Series Fund, Inc. Fred Alger Management, Inc. manages the Alger American Fund. Van Eck Global manages the Van Eck Global Worldwide Insurance Trust. INVESCO Funds Group, Inc. manages the INVESCO Variable Investment Funds, Inc. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust.


The Funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners arising from this use of the Funds for mixed and shared funding. The Funds will monitor for possible conflicts arising out this practice. If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.


The Fund portfolios available under these contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment advisor or manager. Nevertheless, the investment performance and results of any of the Funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment advisor or manager and the same investment objectives and policies and a very similar or nearly identical name.


We Own The Assets Of Our Separate Account

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account. The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

Our Right To Change How We Operate Our Separate Account

We have the right to modify how We operate Separate Account C. In making any changes, We may not seek approval of contract owners (unless approval is required by law). We have the right to:

     o add investment divisions to, or remove investment divisions from Our Separate Account;

     o    combine two or more divisions within Our Separate Account;

     o withdraw assets relating to Our variable annuities from one investment division and put them into another;

     o eliminate a portfolio's shares and substitute shares of another portfolio of the Funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of Separate Account C's purposes;

     o end the registration of Our Separate Account under the Investment Company Act of 1940;

     o operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of Midland under the Investment Company Act of 1940);

     o disregard instructions from contract Owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory contract. (We would do so only if required by state insurance regulatory authorities, or otherwise pursuant to insurance law or regulation); and


     o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.


If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

You may want to transfer the amount in that investment division as a result of changes We have made. If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our General Account, then You may do so, without charge, by writing to Our Principal Office. At the same time, You may also change how Your net premiums are allocated.

                     DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

To buy a contract, You must send Us an application form and an initial premium payment of at least $2,000. If You enroll in a bank draft investment program or payroll deduction plan for a qualified contract and the monthly premium is at least $100, then the initial premium amount can be lower. This sale must take place through a representative who is licensed and registered to sell the contract. Once We accept Your application, You will be issued a contract that sets forth precisely Your rights and Our obligations. Additional premium payments, of at least $50, may then be made by check or money order payable to Midland and mailed to the Principal Office.

If Your application is complete, then We will accept or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some reason), then We will inform You of the reason for delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete. Your initial premium payment will be allocated to the VIP Money Market Investment Division as of the business day We receive it or We accept Your application, whichever is later. Each premium received after the "Free Look" period will be allocated to Our Separate Account or General Account on the business day of receipt.

Free Look

You have a 10-day Free Look period after You receive Your contract. You may review it and decide whether to keep or cancel it. If You cancel the contract, then You must return it to the agent who sold it to You or to Our Principal Office. If You cancel Your contract, then We will return the greater of:

     1.        the premium paid, or

     2. the contract value plus the sum of all charges deducted from the contract value.

The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements. The contract value will reflect both the positive and negative investment performance of the investment divisions chosen by You in the policy application.

Allocation of Premiums

We allocate Your entire contract value to the VIP Money Market Investment Division during the "Free Look" period. You will specify Your desired premium allocation on the contract's application form. Transfer requests received during the free look period will be processed as of the date of reallocation. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. You may not allocate Your contract value to more than 10 investment divisions of Our Separate Account at any point in time. In certain states, allocations to and transfers from the General Account are not permitted.

Changing Your Premium Allocation Percentages


You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make. These changes will affect transactions as of the date We receive Your request at Our Principal Office. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See "Dollar Cost Averaging" on page 37).


Transfers of Contract Value

You may generally transfer amounts among the investment divisions and between the General Account and any investment division before the maturity date. Write to Our Principal Office to make a transfer of contract value. Currently, You may make an unlimited number of transfers of contract value in each contract year. But, We reserve the right to assess a $25 charge after the 4th transfer in a contract year.


The minimum transfer amount is $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum. Requests received before the New York Stock Exchange closes will take effect on the same day if that day is a Business Day. Otherwise, the request will take effect on the Business Day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect. See definition of "Business Day". For limitations on transfers to and from the General Account, see "The General Account" on page 43.


After the maturity date, You can only make one transfer per contract year and only among the investment divisions.

Market Timing and Excessive Trading Limits

The contracts are designed for long-term financial planning, and are not designed for or appropriate for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfer can be disruptive to any underlying portfolio and harmful to other contract owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or premium payment) from any person if, in Our judgment, it has the potential to adversely affect an underlying portfolio or other contract owners or if an underlying portfolio objects to or would reject Our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular contract owners who, in Our view, have abused or appear likely to abuse the transfer privilege.


We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other contract owners. You will be notified in writing if Your transfer request has been refused or restricted.


Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions. This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. You must complete the proper request forms and there must be a sufficient amount in the DCA source account. DCA is only available if the amount in the DCA source account is at least $2,400 at the time DCA is to begin. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. Copies of the DCA request form can be obtained by contacting Us at Our Principal Office. The election will specify:

     1.   the DCA source account from which transfers will be made,

     2. that any money received with the form is to be placed into the DCA source account,

     3. the total monthly amount to be transferred to the other investment divisions, and

     4. how that monthly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the first contract month which occurs at least 30 days after the day the request is received.

DCA will last until the total monies allocated for DCA are exhausted or until or until We receive Your written termination request. DCA automatically terminates on the maturity date.

We reserve the right to end the DCA program by sending You one month's notice.

We do not charge any specific fees for You to participate in a DCA program. However, transfers made through a DCA program, which only extends for fewer than 12 months, will be included in counting the number of transfers of policy fund. While We currently allow an unlimited number of free transfers, We do reserve the right to charge for each transfer after the 4th one in any contract year.

Withdrawals

You may withdraw all or part of Your cash surrender value by sending Us a written request. The cash surrender value is the contract value minus the contract maintenance charge and any applicable contingent deferred sales charges. (Withdrawals may be restricted by a retirement arrangement under which You are covered.) Partial withdrawals from an investment division or the General Account, however, must be made in amounts of $500 or more and cannot reduce Your contract value to less than $1,000. If a withdrawal results in less than $1,000 remaining, then the entire contract value must be withdrawn.

Any applicable contingent deferred sales charge and any required tax withholding will be deducted from the amount paid. In addition, upon full withdrawal a contract maintenance charge is also subtracted.

Requests received before the New York Stock Exchange closes will take effect on the same day if that day is a Business Day. Otherwise, the request will take effect on the Business Day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect. See definition of "Business Day".

We will generally pay the withdrawal amount from the Separate Account within seven days after We receive a properly completed withdrawal request. We may defer payment for a longer period when:

     o trading on the New York Stock Exchange is restricted as defined by the SEC;

     o the New York Stock Exchange is closed (other than customary weekend and holiday closing);

     o an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or

     o for such other periods as the SEC may by order permit for the protection of owners.

We expect to pay the withdrawal amount from the General Account promptly, but We have the right to delay payment for up to six months.


Unless You specify otherwise, Your withdrawal will be allocated among all investment divisions and the General Account in the same proportion as Your contract value bears to each investment division and the General Account. This allocation is subject to minimum amount requirements. The contingent deferred sales charge will be determined without reference to the source of the withdrawal. The charge will be based on the contract year and withdrawals. (See "CHARGES, FEES AND DEDUCTIONS" on page 43.)

A withdrawal will generally have Federal income tax consequences that can include tax penalties and tax withholding. You should consult Your tax advisor before making a withdrawal. (See "FEDERAL TAX STATUS" on page 46.)


Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a withdrawal request must include the consent of the participant's spouse. This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals and the Section 403(b) annuities that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a withdrawal.


Participants in the Texas Optional Retirement Program may not make a withdrawal from a contract (including withdrawals to establish an annuity) prior to age 70 1/2 except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability. Such proceeds may, however, be used to fund another eligible vehicle.

Withdrawals from Section 403(b) plans are also severely restricted. (See "FEDERAL TAX STATUS" on page 46.)


Loans

Prior to the maturity date, owners of contracts issued in connection with
Section 403(b) or Section 401(k) qualified plans may request a loan using the contract as security for the loan. Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program. You should consult a tax advisor before requesting a loan.


Only one loan can be made within a 12-month period. The loan amount must be at least $2,000 and must not exceed:

     1.   The contract value, minus

     2.   Any applicable contingent deferred sales charge, minus

     3.   Any outstanding prior loans, minus

     4.   Loan interest to the end of the next contract year.

The portion of the contract value that is equal to the loan amount will be held in the General Account and will earn interest at a rate of 3% per year. Your loan will be allocated among all investment divisions and the General Account in the same proportion as the value of Your interest in each division bears to Your total contract value. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division and transfer that amount to the General Account.

We charge interest on loans at the rate of 5% per year. Loan interest is due on each contract anniversary. Unpaid interest will be added to the loan and accrue interest. If the total loan plus loan interest equals or exceeds the contract value minus any applicable contingent deferred sales charge, then the contract will terminate with no further value. In such case, We will give You at least 31 days written notice. Termination under these circumstances may adversely affect the treatment of the contract under the Internal Revenue Code section 401(k) or 403(b).


The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract.

The loan agreement will describe the amount, duration, and restrictions on the loan. In general, loans must be repaid in monthly or quarterly installments within 5 years. If a quarterly installment is not received by the end of the calendar quarter following the calendar quarter in which the payment was due, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under the contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).


If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) or
Section 401 (k) programs. A loan issued in connection with a 401(k) or 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant's vested ownership in the 401(k) account balance or 403(b) plan. The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months. In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA. ERISA and the Department of Labor's regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under a enforceable agreement, bear a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans. You should consult a tax advisor before taking a loan.


A loan has a permanent effect on the contract value because the investment experience of the investment divisions will apply only to the unborrowed portion of the contract value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the net investment results are greater than 3% per year while the loan is outstanding, then the contract value will not increase as rapidly as it would have if no debt were outstanding. If net investment results are below 3% per year, then the contract value will be higher than it would have been had no loan been outstanding. In addition, a loan costs You a net interest charge of 2% per year.

Death Benefit

If the annuitant is an owner and dies before the maturity date, then the death benefit must be paid within 5 years of the annuitant's death (other than amounts payable to, or for the benefit of, the surviving spouse of the annuitant as the contingent owner). The value of the death benefit, as described below, will be determined on the business day following the date Our Principal Office receives:

     (a)  due proof of death and
     (b)  an election form of how the death benefit is to be paid.


Unless a payment option is selected within 90 days after We receive due proof of death, the death benefit will be paid as a lump sum. Any payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy and payments must begin within one year of the owner's date of death.


In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit. We will send the benefit a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our General Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Accounts.

If the annuitant is not an owner and the owner dies before the maturity date, the contingent owner will become the owner. If no contingent owner has been named or is living, ownership will pass to the owner's estate. If the spouse is named as the contingent owner, then the contract will continue with the spouse now being the owner. If the surviving spouse has not been named as the contingent owner, the contract value (not the death benefit) must be paid out within 5 years of the owner's death.

If an owner dies on or after the maturity date, then any remaining amounts, other than the amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner's death. Other rules relating to distributions at death apply to qualified contracts.

Death Benefit on the Annuitant's Death Prior to the Maturity Date


The death benefit is only paid on the annuitant's death prior to the maturity date (not on the death of the owner unless the owner is also the annuitant). Any loan amount and loan accrued interest outstanding will reduce the death benefit proceeds. (See "Loans" on page 39.) The death benefit paid will be the greater of:


     (a) The current contract value. For this purpose, the current contract value is the value on the business day We receive at Our Principal Office the latest of:

          (1)  due proof of death and

          (2) an election form of how the death proceeds are to be paid (or 90 days after We receive due proof of death, if no election form is received), or

     (b) 100% of the total net premium payments made to Your contract, reduced by any prior withdrawals, including any surrender charges.


Payment of Death Benefits

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit. We will send the benefit a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our General Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Accounts.

Your Contract Value

Your contract value is the sum of Your amounts in the various investment divisions and in the General Account (including any amount in Our General Account securing a contract loan). Your contract value reflects various charges. Transaction and sales charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the General Account. There is no guaranteed minimum contract value for amounts allocated to the investment divisions of Our Separate Account. You bear the investment risk. An investment division's performance will cause Your contract value to go up or down.

Amounts In Our Separate Account

The amount You have in each investment division is represented by the value of the accumulation units credited to Your contract value for that investment division. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units.

Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division. Accumulation units are sold or redeemed when You make withdrawals or transfer amounts from an investment division, and to pay the death benefit when the annuitant dies. We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division's accumulation unit value at the end of that day. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for the investment divisions at the end of each business day. The accumulation unit value for each investment division is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the Funds. They reflect investment income, the portfolios' realized and unrealized capital gains and losses, and the Funds' expenses. The accumulation unit values also reflect the daily asset charge We make to Our Separate Account at an effective annual rate of 1.40%. Additional information on the accumulation unit values is contained in the Statement of Additional Information.

                               The General Account

You may allocate some or all of Your contract value to the General Account, subject to certain limitations described below. The General Account pays interest at a declared rate. We guarantee the principal after charges and deductions. The General Account supports Our insurance and annuity obligations. Certain states do not permit allocations and transfers to and from the General Account. Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus which relate to the General Account.

You may accumulate amounts in the General Account by:

     o    allocating premiums,
     o    transferring amounts from the investment divisions, or
     o    earning interest on amounts You already have in the General Account.

Transfers, withdrawals and allocated deductions reduce this amount. $250,000 is the maximum amount that, over the contract's life, You can allocate to the General Account through allocating premiums and net transfers (amounts transferred in minus amounts transferred out).

We pay interest on all Your amounts in the General Account. The annual interest rate has a minimum guarantee of 3.0%. We may, at Our sole discretion, credit interest in excess of 3.0%. You assume the risk that interest credited may not exceed 3.0%. Currently, We intend to guarantee the interest rate for one-year periods, starting at the beginning of each calendar year. Interest is compounded daily at an effective annual rate that equals the annual rate We declare.

You may transfer amounts among the investment divisions and between the General Account and any investment divisions. However, only 2 transfers are allowed out of the General Account per contract year. The total amount transferred from the General Account in any contract year is limited to the larger of:

     1. 25% of the amount in the General Account at the beginning of the contract year, or

     2.   $25,000 (We reserve the right to lower this to $1,000).

These limits do not apply to transfers made in a Dollar Cost Averaging program that occurs over a period of 12 or more months.

                          CHARGES, FEES AND DEDUCTIONS

Sales Charges on Withdrawals


We may deduct a contingent deferred sales charge (a surrender charge) on a withdrawal of premiums (including a withdrawal to effect an annuity). This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the contingent deferred sales charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from the charge for the assumption of mortality and expense risks (described below). For the purpose of determining the contingent deferred sales charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any. There is no sales charge on the investment income withdrawn.


The amount of any sales charge depends on the contract year of withdrawal. Your first contract year begins on the contract date. A subsequent contract year begins on each anniversary of that date. Premium payments are considered withdrawn in the order that they were received.

The charge for each contract year is a percentage of the premiums and is as follows:

                                                     Contingent
                   Contract                        Deferred Sales
                     Year                              Charge

                      1                                  7%
                      2                                  6%
                      3                                  5%
                      4                                  4%
                      5                                  3%
                      6                                  2%
                7 and beyond                             0%

If You make a full surrender after the contract has been in force for 3 years, and use the proceeds to purchase a life income annuity option from Us, then We will waive the contingent deferred sales charge.

Amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a contingent deferred sales charge. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the Free Withdrawal Amount.

Free Withdrawal Amount

After the first contract year, You may withdraw 10% of the total premiums paid without incurring a contingent deferred sales charge, if the withdrawal is the first in the contract year. The value of 10% of the total premiums paid is determined on the date of the requested withdrawal. The full 10% is available only if no other withdrawals have been taken during that contract year.

Administrative Charge

We deduct a daily charge for Our administrative expenses in operating the Separate Account at an effective annual rate of 0.15% of the value of the assets in the Separate Account. The investment divisions' accumulation unit values reflect this charge. We cannot increase this charge.

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks at an effective annual rate to 1.25% of the value of the assets in the Separate Account. The investment divisions' accumulation unit values reflect this charge. We cannot increase this charge. We expect to profit from this charge. We may use the profit for any purpose including paying distribution expenses.

Contract Maintenance Charge

We deduct a contract maintenance charge of $33 on each contract anniversary on or before the maturity date. This charge is for Our record keeping and other expenses incurred in maintaining the contracts. We deduct this charge from each investment division and the General Account in the same proportion as the value of Your interest in each has to the total contract value. If the contract is surrendered during a contract year then We will deduct the full contract maintenance charge for the current contract year at that time.

We may reduce the annual maintenance charge for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

Transfer Charge


Currently, We do not charge You for making transfers of contract value among investment divisions. We reserve the right to assess a $25 charge after the 4th transfer in a contract year. If We charge You for making a transfer, then We will allocate the charge to the investment divisions from which the transfer is being made. All transfers included in one transfer request count as only one transfer for purposes of any fee. For example, if the transfer is made from two investment divisions, then a $12.50 transfer charge will be allocated to each of the investment divisions.

Premium Taxes

Midland will deduct from all premium payments a charge for any premium taxes levied by a state or any other government entity. Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%. This range is subject to change. The company currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, West Virginia and the territory of Puerto Rico. These states and jurisdictions are subject to change.

Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts. We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

If such a charge is made, it would be set aside as a provision for taxes, which We would keep in the effected Investment Division rather than in Our General Account.


Charges In The Funds

The Funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio's charges and expenses vary.

See the Funds' prospectuses for more information.

                               FEDERAL TAX STATUS

Introduction

The following discussion is general and is not intended as tax advice.

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a contract. Any person concerned about these tax implications should consult a competent tax advisor before making a premium payment. This discussion is based upon Midland's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws. Certain additional tax consequences associated with a contract are discussed in the Statement of Additional Information.


The qualified contracts are designed for use by individuals in connection with retirement plans which are intended to qualify for special income tax treatment under Sections 401, 403(a), 403(b), or 408 (a)of the Internal Revenue Code (the "Code"). The ultimate effect of Federal income taxes on contributions, contract value, on annuity payments and on economic benefit to the owner, the annuitant or the beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on Our tax status. In addition, certain requirements must be satisfied in purchasing a qualified contract in connection with a tax-qualified plan in order to receive favorable tax treatment. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan and/or to the participant may result if this contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer to the contract. With respect to qualified contracts, an endorsement of the contract and/or limitations or penalties imposed by the Internal Revenue Code may impose limits on premiums, withdrawals, distributions or benefits, or on other provisions of the contracts. Some retirement plans are subject to distribution and other requirements that are not incorporated into Our contract administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. Therefore, purchasers of qualified contracts should seek competent legal and tax advice regarding the suitability of the contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of a contract. The following discussion assumes the qualified contracts are purchased in connection with retirement plans that qualify for special Federal income tax treatment described above.


Diversification


Section 817(h) of the Code imposes certain diversification standards on the underlying assets of nonqualified variable annuity contracts. The Code provides that a nonqualified variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department (Treasury Department), adequately diversified. Disqualification of the contract as an annuity contract would result in imposition of Federal income tax to the contract owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract.


We intend that all Funds underlying the contracts will be managed in such a manner as to comply with these diversification requirements.


In certain circumstances, owners of nonqualified variable contracts may be considered the owners, for Federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the Separate Account assets would be included in the nonqualified variable contract owner's gross income. The IRS has stated in published rulings that a nonqualified variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations, "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policy-owners may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."


The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that policy owners were not owners of Separate Account assets. For example, the owner has additional flexibility in allocating premium payments and contract values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, We do not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Taxation of Annuities in General

Nonqualified Contracts

The following discussions assume that the contract will qualify as an annuity contract for Federal income tax purposes. "Investment in the Contract" refers to premiums paid minus any prior withdrawals of premiums where prior withdrawals are treated as being earnings first.

Section 72 of the Code governs taxation of annuities in general. We believe that the owner generally is not taxed on increases in contract value until distribution occurs either in the form of a lump sum received by withdrawing all or part of the contract value (i.e., "withdrawals") or as annuity payments under the annuity income option elected. The exception to this rule is the treatment afforded to owners that are not natural persons. Generally, an owner of a contract who is not a natural person must include in income any increase in the excess of the owner's contract value over the owner's Investment in the Contract during the taxable year, even if no distribution occurs. There are, however, exceptions to this rule that You may wish to discuss with Your tax counsel. The following discussion applies to contracts owned by natural persons.

The taxable portion of a distribution (in the form of an annuity or lump sum payment) is taxed as ordinary income. For this purpose, the absolute assignment, pledge, or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution.

Generally, in the case of a withdrawal under a nonqualified contract, amounts received are first treated as taxable income to the extent that the contract value immediately before the withdrawal exceeds the Investment in the Contract at that time. Any additional amount is not taxable.

Although the tax consequences may vary depending on the annuity income option elected under the contract in general, only the portion of the annuity payment that represents the amount by which the contract value exceeds the Investment in the Contract will be taxed. For fixed annuity payments, in general, there is no tax on the amount of each payment which represents the same ratio that the Investment in the Contract bears to the total expected value of the annuity payment for the term of the payment; however, the remainder of each annuity payment is taxable. For variable annuity payments, in general, a specific dollar amount of each payment is not taxed. The dollar amount is determined by dividing the Investment in the Contract by the total number of expected periodic payments. The remainder of each annuity payment is taxable.

Any distribution (as either fixed or variable payments) received after You have recovered the investment in the contract will be fully taxable.

Amounts may be distributed from a contract because of the death of the owner or annuitant. Generally, such amounts are included in the income of the recipient as follows:

     1. if distributed in a lump sum, they are taxed in the same manner as a withdrawal from the contract; or

     2. if distributed under a payment option, they are taxed in the same manner as annuity payments.

For these purposes, the Investment in the Contract is not affected by an owner's or annuitant's death. That is, the Investment in the Contract remains the amount of any premiums paid which were not excluded from gross income.

In the case of a distribution pursuant to a nonqualified contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

     1.   made on or after the date on which the owner is actual age 59-1/2,

     2.   made as a result of death or disability of the owner, or

     3. received in substantially equal payments as a life annuity (subject to special "recapture" rules if the series of payments is subsequently modified).

Other tax penalties may apply to certain distributions under a Qualified
Contract.

Possible Changes in Taxation

In past years, legislation has been proposed from time to time that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

Transfers, Assignments or Exchange of a Contract

 A transfer of a contract's ownership, the designation of an annuitant, payee or other beneficiary who is not also the owner, the change of an annuitant, the selection of certain maturity dates or the exchange of a contract may result in certain tax consequences to the owner that are not discussed herein. Any owner contemplating any such transfer, assignment, selection, or exchange of a contract should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Multiple Contracts

All nonqualified deferred annuity contracts entered into after October 12, 1988 that are issued by the same insurance company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in gross income under Code Section 72(c). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a contract owner should consult a tax advisor before purchasing more than one annuity contract.

Qualified Contracts

The rules governing the tax treatment of distributions under the qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Generally, in the case of a distribution to a participant or beneficiary under a contract purchased in connection with these plans, only the portion of the payment in excess of the Investment in the Contract allocated to that payment is subject to tax. The Investment in the Contract equals the portion of premiums invested in the contract that were not excluded from Your gross income, and may be zero. In general, for allowed withdrawals, a ratable portion of the amount received is taxable, based on the ratio of the Investment in the Contract to the total contract value. The amount excluded from a taxpayer's income will be limited to an aggregate cap equal to the Investment in the Contract. The taxable portion of annuity payments is generally determined under the same rules applicable to nonqualified contracts. Adverse tax consequences may result from distributions prior to age 59-1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in certain other circumstances. For qualified plans under Section 401(a), 403(a), and 403(b), the Code requires that distributions generally must commence no later than the later of April 1of the calendar year following the calendar year in which You (or the plan participant) (i) reach age 70-1/2 or (ii) retire, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which You (or the plan participant) reach age 70-1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which You (or the plan participant) reach age 70-1/2. (Roth IRAs under Section 408A do not require distributions at any time prior to Your death.)

Under Code section 403(b), payments made by public school systems and certain tax exempt organization to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under the Code section 403(b) annuity contracts of:

     1. elective contributions made in years beginning after December 31, 1988;

     2.   earnings on those contributions; and

     3. earnings in such years on amounts held as of the last year beginning before January 1, 1989.


          Distribution of those amounts may only occur upon death or disability of the employee, attainment of age 59-1/2, severance from employment or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


Code sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." Individual Retirement Annuities are subject to limitations on the amount that may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of retirement plans may be placed into an Individual Retirement Annuity on a tax-deferred basis. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distribution from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59-1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Code section 401(a) allows employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant, or to both may result if this contract is assigned or transferred to any individual as a means to provide benefit payments.

Our Income Taxes

The operations of Our Separate Account are included in Our Federal income tax return and We pay no tax on investment income and capital gains reflected in variable annuity contract reserves. However, the 1990 Tax Act requires a negative reserve, based on premiums, to be established. This reserve will cause Our taxable income to increase. We reserve the right to charge the Separate Account for this and any other such taxes in the future if the tax law changes and We incur additional Federal income taxes which are attributable to Our Separate Account. This charge will be set aside as a provision for taxes which We will keep in the investment divisions rather than in Our General Account. We anticipate that owners would benefit from any investment earnings that are not needed to maintain this provision.

We may have to pay state and local taxes (in addition to applicable taxes based on premiums) in several states. At present, these taxes are not substantial. If they increase, however, then charges may be made for such taxes when they are attributable to Our Separate Account.

Withholding

Distributions from contracts generally are subject to withholding for Your Federal income tax liability. The withholding rate varies according to the type of distribution and Your tax status. You will be provided the opportunity to elect not to have tax withheld from distributions.


Taxable "eligible rollover distributions" from section 401(a) plans, 403(a) and 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form, certain distributions of after-tax contributions and hardship distributions. If You choose a "direct rollover" from the plan to another tax-qualified plan, section 403(b), governmental 457 plan or IRA, then the 20% withholding does not apply.


The Interest and Dividend Tax Compliance Act of 1983 requires recipients, including those who have elected out of withholding, to supply their Taxpayer Identification Number (Social Security Number) to payers of distributions for tax reporting purposes. Failure to furnish this number when required may result in the imposition of a tax penalty and will subject the distribution to the withholding requirements of the law described above.

                                  MATURITY DATE

The maturity date is the contract anniversary nearest the annuitant's attained age of 90 for nonqualified contracts and is the contract anniversary nearest the Annuitant's 70th birthday for qualified contracts. The maturity date differs based on the laws of the state in which this contract is delivered. You may elect a different maturity date by sending a written request to Us at least 31 days before the requested new maturity date. The requested maturity date must be a contract anniversary. The requested maturity date cannot be later than the annuitant's attained age 90 and cannot be earlier than the 10th contract anniversary. For qualified contracts the requested maturity date cannot be earlier than the annuitant's attained age 59-1/2 or five years from the contract date, whichever is later. In addition, for qualified contracts the maturity date cannot be later than April 1 of the calendar year immediately following the calendar year in which the annuitant attains the age of 70-1/2.

If You have not previously specified otherwise, then on the maturity date You may:

     1. take the cash surrender value (in some states, the contract value) in one lump sum, or

     2. convert the contract value into an annuity payable to the annuitant under one or more of the payment options described below.

SELECTING AN ANNUITY OPTION

You may apply the proceeds of a withdrawal to effect an annuity. Unless You choose otherwise, the amount of the proceeds from the General Account will be applied to a 10 year certain and life fixed payout and the amount of the proceeds from the Separate Account will be applied to a 10 year certain and life variable payout. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $1,000 or more and the first periodic payment will be at least $20.

The payee's actual age will affect each payment amount for annuity income options involving life income. The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number. For annuity income options that do not involve life income, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payment may name a successor to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the successor at any time.

Payment options will be subject to Our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. This includes

     o    rules on the minimum amount We will pay under an option,

     o minimum amounts for installment payments, withdrawal or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment),

     o the naming of people who are entitled to receive payment and their successors, and

     o    the ways of proving age and survival.

You choose a payment option when You apply for a contract and may change it by writing to Our Principal Office.

Fixed Options

Payments under the fixed options are not affected by the investment experience of any investment division. The value as of the maturity date will be applied to the fixed option selected. Thereafter, interest or payments are fixed according to the options chosen. The following fixed options are available:

     (1) Proceeds Left At Interest: The money will stay on deposit with Us for a period that We agree upon. You will receive interest on the money at a declared interest rate.

     (2)  Installment Options: There are two ways that We pay installments:

          (a) Payment for a Specified Period: We will pay the amount applied in equal installments plus applicable interest, for a specified time, up to 30 years.

          (b) Payment of a Specified Amount: We will pay the sum in installments in an amount that We agree upon. We will continue to pay the installments until We pay the original amount, together with any interest You have earned.

     (3) Payment of a Life Income: We will pay the money as a monthly income for life. You may choose from 1 of 4 ways to receive the income. We will guarantee payments for:

          (a)  at least 5 years (called "5 Years Certain and Life");

          (b)  at least 10 years (called "10 Years Certain and Life");

          (c)  at least 20 years (called "20 Years Certain and Life"); or

          (d) payment only for life. With a life only payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.

     (4) Annuity: You may ask Us to apply the money under any option that We make available at the time the benefit is paid.

We guarantee interest under the fixed options at a rate of 2.75% a year. We may also credit interest under the fixed deposit options at a rate that is above the 2.75% guaranteed rate.

Variable Options

Payments under the variable options will vary in amount depending on the investment experience of the investment divisions. Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate. This is a fulcrum rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the payout options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be set at $10 on the first day there are contract transactions in Our Separate Account Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the daily asset charge We make at an effective annual rate of 1.40%. The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the Statement of Additional Information that can be obtained by writing to Our Principal Office.

The following variable options are available:

     1. Month Life Income Option: We will pay the money as a monthly income for life. You may choose from 1 of 4 ways to receive the income. We will guarantee payments for:

          (a)  at least 5 years (called "5 Years Certain and Life");

          (b)  at least 10 years (called "10 Years Certain and Life");

          (c)  at least 20 years (called "20 Years Certain and Life"); or

          (d) payment only for life. With a life only payment option, payments will only be made as long as the annuitant is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.

     2. Annuity: You may ask Us to apply the money under any option that We make available at the time the benefit is paid.

Transfers after the Maturity Date

After the maturity date, one transfer per contract year may be made among the investment divisions. The transfer will take effect as of the date We receive Your request. The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer. No transfers are allowed to from a fixed annuity option to a variable annuity option or vice versa.

                             ADDITIONAL INFORMATION

Tax-Free "Section 1035" Exchanges

You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this policy (that person will generally earn a commission if You but this contract through an exchange or otherwise).

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company. Midland was organized in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company." We were reincorporated as a stock life insurance company, in 1909. Our name "Midland" was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico. Our Principal Office address is:

                     Midland National Life Insurance Company

                         4601 Westown Parkway, Suite 300

                            West Des Moines, IA 50266

                                 1-877-586-0240

Midland is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Fund Voting Rights

We invest the assets of Our Separate Account investment divisions in shares of the Funds' portfolios. Midland is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

     o    to elect the Funds' Board of Directors,

     o    to ratify the selection of independent auditors for the Funds,

     o on any other matters described in the Funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

     o    to change the investment objectives and policies.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract. We will vote at shareholders meetings according to Your instructions.

The Funds will determine how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The Funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We will also vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the Fund portfolios in which Your contract value has been invested. We determine Your voting shares in each division by dividing the amount of Your contract value allocated to that division by the net asset value of one share of the corresponding Fund portfolio. This is determined as of the record date set by the Fund's Board for the shareholders meeting. We count fractional shares.


If You have a voting interest, then We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the Fund's advisor or the investment policies of its portfolios. We will advise You if We do.


Voting Privileges of Participants In Other Companies

Other insurance companies own shares in the Funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, the Funds' Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any Fund action, then We will see that appropriate action is taken to protect Our contract owners. If We ever believe that any of the Funds' portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

Our Reports to Owners

Shortly after the end of each calendar year, We will send a report that shows:

     o    Your contract value, and

     o any transactions involving Your contract value that occurred during the year. Transactions include Your premium allocations, transfers and withdrawals made in that year.

These quarterly and annual statements are sent instead of sending a confirmation of certain transactions (such as the monthly deduction and premium payments by checking account deductions or Civil Service Allotments). Confirmation notices will be sent to You for transfers of amounts between investment divisions and certain other contract transactions.


We will also send You semi-annual reports with financial information on the Funds.


Contract Periods, Anniversaries

We measure contract years, contract months and contract anniversaries from the contract date shown on Your contract's information page. Each contract month begins on the same day in each contract month. The calendar days of 29, 30, and 31 are not used.

Dividends

We do not pay any dividends on the contract described in this prospectus.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect change in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any contingent deferred sales charges that would apply if You surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as the contingent deferred sales charge. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, than an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's return, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do to not take into account capital gains or losses or the contingent deferred sales charge. The standard quotations of yield reflect the annual maintenance charge.

The Fidelity VIP Money Market investment division may advertise its current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7-day period. Effective yield is calculated in similar manner except that income earned is assumed to be reinvested. The Fidelity VIP Investment Grade Bond and the Fidelity VIP High Income investment divisions may advertise a 30-day yield which reflects the income generated by an investment in the investment division over a 30-day period.

Midland may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.

Your Beneficiary

You name Your beneficiary in Your contract application. The beneficiary is entitled to the insurance benefits of the contract. You may change the beneficiary during the annuitant's lifetime by writing to Our Principal Office. If no beneficiary is living when the annuitant dies, then We will pay the death benefit to the annuitant's estate.

Assigning Your Contract

You may assign Your rights in a nonqualified contract. You must send a copy of the assignment to Our Principal Office. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We receive notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

When We Pay Proceeds From This Contract

We will generally pay any death benefits withdrawals, or loans within seven days after receiving the required form(s) at Our Principal Office. Death benefits are determined as of the date We receive proof of death and the election of how the death benefit is to be paid.

We may delay payment for one or more of the following reasons:

     1)   We cannot determine the amount of the payment because:

          a)   the New York Stock Exchange is closed,

          b)   trading in securities has been restricted by the SEC, or

          c)   the SEC has declared an emergency exists,

     2)   the SEC by order permits Us to delay payment to protect Our owners, or

     3)   Your premium check(s) have not cleared Your bank.


Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or "freeze" a contract owner's account. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments. If a contract or account is frozen, the cash value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator. We may also be required to provide information about you or your contract to government agencies and departments.


We may defer payment of any withdrawal or surrender from the General Account, for up to 6 months after We receive Your request.

Sales Agreements

The contract will be sold by individuals who, in addition to being licensed as life insurance agents for Midland National Life, are registered representatives of Sammons Securities Company, LLC, or broker-dealers who have entered into written sales agreements with Sammons Securities Company, LLC. Sammons Securities Company, the principal underwriter of the contracts, is registered with the SEC as a broker-dealer under the Securities Exchange Act o 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD). Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc. Of Dallas, Texas, the ultimate parent company of Midland National Life. The mailing address for Sammons Securities Company, LLC is:

                                 4261 Park Road
                               Ann Arbor, MI 48103


While commissions may vary, they are not expected to exceed 6.25% of any premium payment. Where lower commissions are paid, we may also pay trail commissions. Under certain circumstances we may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. We may sell Our contracts through broker-dealers registered with the SEC under the Securities Exchange Act of 1934 that enter into selling agreements with Us. The commission for broker-dealers will be no more than that described above.


To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recoup commission and other sales expenses primarily, but not exclusively, through:

     o    the administrative charge;

     o    the contingent deferred sales charge;

     o    the mortality and expense risk charge;

     o revenues, if any, received from the underlying portfolios or their managers; and

     o investment earnings on amounts allocated under contracts to the fixed account.

Commissions paid on the contract, including other incentives or payments, are not charged to the contract owners or the Separate Account.

Pending regulatory approvals, We intend to distribute the contract in all states, except New York, and in certain possessions and territories.

Regulation

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. This contract has been filed with and approved by insurance officials in those states. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

Discount for Employees of Sammons Enterprises, Inc.

Employees of Sammons Enterprises, Inc., may receive a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee's first year premiums. Midland is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Midland National Life will be paid into the employee's contract during the first year.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided legal advice regarding certain matters relating to the federal securities laws. We are not involved in any material legal proceedings.

Experts

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the registration statement, have been audited by PricewaterhouseCoopers, LLP, independent auditors, for the periods indicated in their report which appears in the registration statement. The address for PricewaterhouseCoopers LLP is:

                       Suite 1300, 650 Third Avenue South
                           Minneapolis, MN 55402-4333

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

Statement of Additional Information

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The Statement of Additional Information can be acquired by checking the appropriate box on the application form, or by writing Our Principal Office, or by calling the Statement of Additional Information Toll Free number at 1-877-586-0240. The following is the Table of Contents for the Statement of Additional Information:

                                                 TABLE OF CONTENTS

                                                                                                                 Page

THE CONTRACT

     Non-Participation                   ..........................................................................3
     Misstatement of Age or Sex          ..........................................................................3
     Proof of Existence and Age          ..........................................................................3
     Assignment                          ..........................................................................3
     Annuity Data                        ..........................................................................3
     Incontestability                    ..........................................................................3
     Ownership                           ..........................................................................3
     Entire Contract                     ..........................................................................4
     Changes in the Contract             ..........................................................................4
     Protection of Benefits              ..........................................................................4
     Accumulation Unit Value             ..........................................................................4
     Annuity Payments                    ..........................................................................5


CALCULATION OF YIELDS AND TOTAL RETURNS

      Money Market Investment Division Yield Calculation ..........................................................6
     Other Investment Division Yield Calculations .................................................................6
     Standard Total Return Calculations Assuming Surrender ........................................................7
     Other Performance Data                 ......................................................................10
     Adjusted Historical Performance Data ........................................................................12

FEDERAL TAX MATTERS

     Tax Free Exchanges (Section 1035)      ......................................................................17
     Required Distributions                 ......................................................................17
DISTRIBUTION OF THE CONTRACT                ......................................................................18
SAFEKEEPING OF ACCOUNT ASSETS               ......................................................................18
STATE REGULATION                            ......................................................................18
RECORDS AND REPORTS                         ......................................................................18
LEGAL PROCEEDINGS                           ......................................................................19
LEGAL MATTERS                               ......................................................................19
EXPERTS                                     ......................................................................19
OTHER INFORMATION                           ......................................................................19
FINANCIAL STATEMENTS                        ......................................................................19


                              Condensed Financial Information
                                    Accumulation Unit Value        Accumulation Unit Value        Number of Accumulation
      Investment Division           at Beginning of Period            at End of Period            Units at End of Period

Fidelity VIP Money Market

            1993(1)                          10.00                          10.02                         3,675
             1994                            10.02                          10.31                        207,115
             1995                            10.31                          10.76                        320,841
             1996                            10.76                          11.18                        450,641
             1997                            11.18                          11.63                        534,936
             1998                            11.63                          12.08                       1,031,930
             1999                            12.08                          12.52                       1,259,530
             2000                            12.52                          13.14                        854,558
             2001                            13.14                          13.50                       1,090,683
             2002                            13.50                          13.53                        775,813

Fidelity VIP High Income

            1993(1)                          10.00                          10.22                          268
             1994                            10.2                           29.93                         70,977
             1995                            9.93                           11.83                        139,335
             1996                            11.83                          13.26                        221,760
             1997                            13.26                          13.58                        221,760
             1998                            13.58                          14.51                        443,482
             1999                            14.51                          15.48                        457,402
             2000                            15.48                          11.83                        378,755
             2001                            11.83                          10.30                        351,995
             2002                            10.30                          10.50                        287,561

Fidelity VIP Equity-Income

            1993(1)                          10.00                          10.16                         2,861
             1994                            10.16                          10.71                        163,874
             1995                            10.71                          14.35                        385,807
             1996                            14.35                          16.09                        696,083
             1997                            16.09                          20.33                        929,862
             1998                            20.33                          22.37                       1,212,515
             1999                            22.37                          23.46                       1,292,017
             2000                            23.46                          25.08                       1,089,815
             2001                            25.08                          23.50                       1,009,270
             2002                            23.50                          19.24                        856,412

Fidelity VIP Growth

             1993                            10.00                          10.09                         2,539
             1994                            10.09                          9.80                         160,540
             1995                            9.80                           13.32                        347,738
             1996                            13.32                          15.01                        700,985
             1997                            15.01                          18.28                        917,650
             1998                            18.28                          25.14                       1,102,018
             1999                            25.14                          34.07                       1,444,405
             2000                            34.07                          29.91                       1,792,936
             2001                            29.91                          24.28                       1,530,764
             2002                            24.28                          16.73                       1,275,719

Fidelity VIP Overseas

            1993(1)                          10.00                          10.40                         1,706
             1994                            10.40                          10.37                        147,456
             1995                            10.37                          11.36                        217,322
             1996                            11.36                          12.59                        282,107
             1997                            12.59                          13.85                        336,988
             1998                            13.85                          15.39                        300,975
             1999                            15.39                          21.65                        293,703
             2000                            21.65                          17.27                        346,900
             2001                            17.27                          13.42                        305,263
             2002                            13.42                          10.55                        265,757

Fidelity VIP MidCap

           2000 (6)                          10.00                          9.99                         123,097
             2001                            9.99                           9.54                         274,080
             2002                            9.54                           8.48                         388,673

Fidelity VIP Asset Manager

            1993(1)                          10.00                          10.48                         11,474
             1994                            10.48                          9.67                         280,056
             1995                            9.67                           11.22                        362,467
             1996                            11.22                          12.65                        447,842
             1997                            12.65                          15.05                        534,109
             1998                            15.05                          17.06                        585,516
             1999                            17.06                          18.70                        603,487
             2000                            18.70                          17.71                        523,744
             2001                            17.71                          16.75                        443,064
             2002                            16.75                          15.07                        389,168

Fidelity VIP Investment Grade Bond

            1993(1)                          10.00                          10.06                          124
             1994                            10.06                          9.52                          31,444
             1995                            9.52                           11.03                         52,431
             1996                            11.03                          11.22                         97,711
             1997                            11.22                          12.06                        136,067
             1998                            12.06                          12.94                        343,788
             1999                            12.94                          12.63                        426,095
             2000                            12.63                          13.85                        340,769
             2001                            13.85                          14.82                        480,240
             2002                            14.82                          16.12                        555,495

Fidelity VIP Contrafund(R)

            1995(2)                          10.00                          11.84                         35,906
             1996                            11.84                          14.17                        187,702
             1997                            14.17                          17.34                        397,591
             1998                            17.34                          22.22                        582,354
             1999                            22.22                          27.23                        809,424
             2000                            27.23                          25.07                        934,830
             2001                            25.07                          21.69                        854,454
             2002                            21.69                          19.39                        755,297

Fidelity VIP Asset Manager: Growth

            1995(2)                          10.00                          11.48                         13,682
             1996                            11.48                          13.56                         71,781
             1997                            13.56                          16.72                        176,790
             1998                            16.72                          19.38                        255,206
             1999                            19.38                          22.03                        308,652
             2000                            22.03                          19.02                        299,570
             2001                            19.02                          17.36                        254,141
             2002                            17.36                          14.46                        209,849

Fidelity VIP Index 500

            1993(1)                          10.00                          10.15                           22
             1994                            10.15                          10.11                         32,675
             1995                            10.11                          13.79                         71,305
             1996                            13.79                          16.57                        256,789
             1997                            16.57                          21.67                        497,7741
             1998                            21.67                          27.42                        870,732
             1999                            27.42                          32.59                       1,332,497
             2000                            32.59                          29.14                       1,414,775
             2001                            29.14                          25.25                       1,242,879
             2002                            25.25                          19.36                       1,062,829

Fidelity VIP Growth & Income

             1997                            10.00                          12.36                         54,877
             1998                            12.36                          15.79                        301,273
             1999                            15.79                          17.00                        533,307
             2000                            17.00                          16.16                        557,245
             2001                            16.16                          14.54                        521,679
             2002                            14.54                          11.95                        463,086

Fidelity VIP Balanced

            1997(3)                          10.00                          11.45                         39,701
             1998                            11.45                          13.28                        146,152
             1999                            13.28                          13.70                        266,510
             2000                            13.70                          12.92                        275,343
             2001                            12.92                          12.54                        269,866
             2002                            12.54                          11.29                        264,774

Fidelity VIP Growth Opportunities

            1997(3)                          10.00                          12.28                         75,926
             1998                            12.28                          15.08                        320,588
             1999                            15.08                          15.51                        499,339
             2000                            15.51                          12.68                        483,155
             2001                            12.68                          10.70                        410,847
             2002                            10.70                          8.25                         356,436


American Century VP Capital Appreciation


            1997(3)                          10.00                          11.35                         13,870
             1998                            11.35                          10.94                         43,157
             1999                            10.94                          17.76                         56,765
             2000                            17.76                          19.09                        219,731
             2001                            19.09                          13.54                        205,838
             2002                            13.54                          10.52                        175,096


American Century VP Value


            1997(3)                          10.00                          12.26                         44,666
             1998                            12.26                          12.66                        141,481
             1999                            12.66                          12.39                        140,385
             2000                            12.39                          14.43                        151,155
             2001                            14.43                          16.05                        257,059
             2002                            16.05                          13.83                        270,661


American Century VP Balanced


            1997(3)                          10.00                          11.40                         13,519
             1998                            11.40                          13.01                         45,229
             1999                            13.01                          14.12                         60,982
             2000                            14.12                          13.56                         77,654
             2001                            13.56                          12.89                         96,137
             2002                            12.89                          11.50                         93,341


American Century VP International


            1997(3)                          10.00                          10.93                         34,973
             1998                            10.93                          12.79                         91,430
             1999                            12.79                          20.70                        137,562
             2000                            20.70                          16.98                        280,155
             2001                            16.98                          11.85                        257,976
             2002                            11.85                          9.31                         232,073


American Century VP Income & Growth


            1998(4)                          10.00                          11.92                         12,172
             1999                            11.92                          13.88                         84,497
             2000                            13.88                          12.23                        167,671
             2001                            12.23                          11.05                        168,659
             2002                            11.05                          8.79                         152,009


MFS VIT Emerging Growth


            1998(4)                          10.00                          12.56                         10,106
             1999                            12.56                          21.89                        168,739
             2000                            21.89                          17.35                        627,082
             2001                            17.35                          11.38                        612,055
             2002                            11.38                          7.43                         479,968


MFS VIT Research


            1998(4)                          10.00                          11.78                         9,782
             1999                            11.78                          14.41                        106,941
             2000                            14.41                          13.52                        216,734
             2001                            13.52                          10.50                        243,679
             2002                            10.50                          7.81                         226,843


MFS VIT Investors Trust


            1998(4)                          10.00                          11.54                         2,539
             1999                            11.54                          12.14                         55,568
             2000                            12.14                          11.96                         87,928
             2001                            11.96                          9.91                         111,749
             2002                            9.91                           7.72                         104,280


MFS VIT New Discovery


            1998(4)                          10.00                          12.89                           84
             1999                            12.89                          22.06                         22,846
             2000                            22.06                          21.32                        181,758
             2001                            21.32                          19.96                        196,868
             2002                            19.96                          13.45                        190,967


Lord Abbett Growth and Income


            1998(4)                          10.00                          10.72                         14,051
             1999                            10.72                          13.19                         81,150
             2000                            13.19                          15.07                        177,087
             2001                            15.07                          13.86                        312,567
             2002                            13.86                          11.20                        327,700

Lord Abbett MidCap Value

           1999 (5)                          10.00                          10.28                         2,846
             2000                            10.28                          15.44                        122,941
             2001                            15.44                          16.45                        286,189
             2002                            16.45                          14.64                        324,812


Lord Abbett International


           1999 (5)                          10.00                          12.87                          818
             2000                            12.87                          9.06                          26,139
             2001                            9.06                           6.56                          31,399
             2002                            6.56                           5.32                          31,288


Alger American Growth Portfolio


            2000(6)                          10.00                          8.11                          21,814
             2001                            8.11                           7.05                         194,922
             2002                            7.05                           4.66                         157,878


Alger American MidCap Portfolio


           2000 (6)                          10.00                          8.69                          28,748
             2001                            8.69                           8.01                         147,826
             2002                            8.01                           5.56                         164,604


Alger American Leveraged All-Cap Portfolio


           2000 (6)                          10.00                          7.51                          56,253
             2001                            7.51                           6.22                         293,506
             2002                            6.22                           4.05                         397,144


Alger American SmallCap Portfolio


           2000 (6)                          10.00                          7.95                          1,874
             2001                            7.95                           5.52                          25,597
             2002                            5.52                           4.02                          63,605

Van Eck Worldwide Hard Assets Fund

            2002(7)                          10.00                          8.53                          4,709

LEVCO Equity Value Fund

            2002(7)                          10.00                          7.36                           572

INVESCO VIF Financial Services Fund

            2002(7)                          10.00                          8.36                          19,805

INVESCO VIF Health Sciences Fund

            2002(7)                          10.00                          8.13                          10,812


(1)       Period from 10/24/93 to 12/31/93
(2)       Period from 5/1/95 to 12/31/95
(3)       Period from 5/1/97 to 12/31/97
(4)       Period from 10/1/98 to 12/31/98
(5)       Period from 9/15/99 to 12/31/99
(6)       Period from 9/14/2000 to 12/29/2000
(7)       Period from 5/1/02 to 12/31/02



The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C. A free copy of the SAI can be obtained by contacting Your registered representative or by contacting our Principal Office at:

                     Midland National Life Insurance Company

                         4601 Westown Parkway, Suite 300

                            West Des Moines, IA 50266

                                 1-877-586-0240

Information about Midland National Life Insurance Company can be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about Midland National Life Insurance Company are also available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, DC 20549-0102

SEC File No. 811-07772
________________________________________________________________________________

                   STATEMENT OF ADDITIONAL INFORMATION FOR THE

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                   Issued By:

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY

             (through the Midland National Life Separate Account C)


         This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Flexible Premium Deferred
     Variable Annuity Contract ("Contract") offered by Midland National Life
                 Insurance Company. You may obtain a copy of the
        Prospectus dated May 1, 2003, by writing to Midland National Life
             Insurance Company, at Our principal office located at:


                     Midland National Life Insurance Company

                         4601 Westown Parkway, Suite 300

                            West Des Moines, IA 50266

                                  877-586-0240

Terms used in the current prospectus for the policy are incorporated in this statement.

          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS

                   AND SHOULD BE READ ONLY IN CONJUNCTION WITH

                        THE PROSPECTUS FOR THIS CONTRACT.


                                Dated May 1, 2003

                                Table of Contents

THE CONTRACT.................................................................4
    Non-Participation........................................................4
    Misstatement of Age or Sex...............................................4
    Proof of Existence and Age...............................................4
    Assignment...............................................................4
    Annuity Data.............................................................4
    Incontestability.........................................................4
    Ownership................................................................4
    Entire Contract..........................................................4
    Changes in the Contract..................................................5
    Protection of Benefits...................................................5
    Accumulation Unit Value..................................................5
    Annuity Payments.........................................................5
CALCULATION OF YIELDS AND TOTAL RETURNS......................................6
    Money Market Investment Division Yield Calculation.......................6
    Other Investment Division Yield Calculations.............................7
    Standard Total Return Calculations Assuming Surrender....................8
    Other Performance Data..................................................12
    Adjusted Historical Performance Data....................................16
FEDERAL TAX MATTERS.........................................................24
    Tax-Free Exchanges (Section 1035).......................................24
    Required Distributions..................................................24
DISTRIBUTION OF THE CONTRACT................................................24
SAFEKEEPING OF ACCOUNT ASSETS...............................................25
STATE REGULATION............................................................25
RECORDS AND REPORTS.........................................................25
LEGAL PROCEEDINGS...........................................................25
LEGAL MATTERS...............................................................25
EXPERTS.....................................................................26
OTHER INFORMATION...........................................................26
FINANCIAL STATEMENTS........................................................26

                                  THE CONTRACT

Non-Participation

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of Midland.

Misstatement of Age or Sex

If the age or sex of the Annuitant or any other payee has been misstated in the application, the Annuity payable under the Contract will be whatever the Contract Value of the Contract would purchase on the basis of the correct age or sex of the Annuitant and/or other payee, if any, on the date Annuity Payments begin. Any overpayment or underpayments by Midland as a result of any such misstatement will be corrected using an interest rate of 6% per year.

Proof of Existence and Age

Before making any payment under the Contract, we may require proof of the existence and/or proof of the age of the Owner or Annuitant.

Assignment

No assignment of a Contract will be binding on Midland unless made in writing and sent to us at our Home Office. Midland is not responsible for the adequacy of any assignment. The Owner's rights and the interest of any Beneficiary not designated irrevocably will be subject to the rights of any assignee of record.

Annuity Data

We will not be liable for obligations which depend on receiving information from a payee until such information is received in a satisfactory form.

Incontestability

The Contract is incontestable after it has been in force, during the Annuitant's lifetime, for two years.

Ownership

Before the Annuitant's death, only the Owner will be entitled to the rights granted by the Contract or allowed by Midland under the Contract, except that the right to choose a Payment Option will belong to the Payee, unless otherwise specified. If the Owner is an individual and dies before the Annuitant, the rights of the Owner belong to the estate of the Owner unless this Contract has been endorsed to provide otherwise.

Entire Contract

We have issued the Contract in consideration of the application and payment of the first premium. A copy of the application is attached to and is a part of the Contract. The Policy Form with the application and any riders make the entire Contract. All statements made by or for the Annuitant are considered representations and not warranties. Midland will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the Contract when issued.

Changes in the Contract

Only Midland's President, a Vice President, the Secretary or an Assistant Secretary of our Company have the authority to make any change in the Contract and then only in writing. We will not be bound by any promise or representation made by any other person.

Midland may not change or amend the Contract, except as expressly provided in the Contract, without the Owner's consent. However, we may change or amend the Contract if such change or amendment is necessary for the Contract to comply with any state or federal law, rule or regulation.

Protection of Benefits

To the extent permitted by law, no benefit under the Contract will be subject to any claim or process of law by any creditor.

Accumulation Unit Value

We determine Accumulation Unit Values for the Investment Division of Our Separate Account at the end of each Business Day. The Accumulation Unit Value for each Investment Division was set at $10.00 on the first day there were contract transactions in Our Separate Account. After that, the Accumulation Unit Value for any Business Day is equal to the Accumulation Unit Value for the preceding Business Day multiplied by the net investment factor for that division on that Business Day.

We determine the net investment factor for each Investment Division every Business Day as follows:

     o First, We take the value of the shares belonging to the division (including any shares from reinvested dividends or capital gain distributions) in the corresponding Fund portfolio at the close of business that day (before giving effect to any contract transaction for that day, such as premium payments or surrenders). For this purpose, We use the share value reported to Us by the Fund.

     o Then, We divide this amount by the value of the amounts in the Investment Division at the close of business on the preceding Business Day (after giving effect to any contract transactions on that day).

     o Then, We subtract a daily asset charge for each calendar day between Business Days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge is .0038626% which is an effective annual rate of 1.40%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account.

     o Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the Funds, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the Investment Divisions.

The amount of each variable annuity payment will be affected by the investment performance of the Investment Divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each Investment Division by applying the value in the Investment Division, as of a date not more than 10 business days prior to the Maturity Date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the Annuitant. The number of Annuity Units for each Investment Division is then calculated by dividing the first variable annuity payment for that Investment Division by the Investment Division's Annuity Unit Value as of the same date.

The dollar amount of each subsequent payment from an Investment Division is equal to the number of Annuity Units for that Investment Division times the Annuity Unit value for that Investment Division as of a uniformly applied date not more than ten business days before the annuity payment is due.

The payment made to the Annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each Investment Division.

The Annuity Unit Value for each Investment Division was set at $10 on the first day there were contract transactions in Our Separate Account. After that, the Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

     1.   the Annuity Unit Value for the preceding business day:

     2. the net investment factor (as described above) for that division on that business day.

     3. the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the Maturity Date will only be allowed once per Contract Year and will be made using the Annuity Unit Value for the Investment Divisions on the date the request for transfer is received. On the transfer date, the number of Annuity Units transferred from the Investment Division is multiplied by the Annuity Unit Value for that Investment Division to determine the value being transferred. This value is then transferred into the indicated Investment Division(s) by converting this value into Annuity Units of the proper Investment Division(s). The Annuity Units are determined by dividing the value being transferred into an Investment Division by the Annuity Unit value of the Investment Division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

                     CALCULATION OF YIELDS AND TOTAL RETURNS


Money Market Investment Division Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland is required to compute the Fidelity VIP Money Market Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or shares of the Fidelity VIP Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the Fidelity VIP Money Market Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the contract maintenance charge, annual administrative expenses, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the Fidelity VIP Money Market Investment Division of the Separate Account will be lower than the yield for the Fidelity VIP Money Market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland to disclose the effective yield of the Fidelity VIP Money Market Investment Division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the Fidelity VIP Money Market Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Fidelity VIP Money Market Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Fidelity VIP Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Fidelity VIP Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any Contingent Deferred Sales Charge that may be applicable to a particular Contract. The annualized yield for the seven-day period ending 12/31/2002 was -0.24%.

Other Investment Division Yield Calculations

Midland may from time to time disclose the current annualized yield of one or more of the Investment Divisions (except the Fidelity VIP Money Market Investment Division) for 30-day periods. The annualized yield of an Investment Division refers to income generated by the Investment Division over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:


          YIELD = 2 [ (a - b + 1)6 - 1 ]
                       -----
                        Cd

Where:
         a = net investment income earned during the period by the Fund (or substitute funding vehicle) attributable to shares owned by the Investment Division.

         b =  expenses accrued for the period (net of reimbursements).
         c =  the average daily number of units outstanding during the period.
         d =  the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Owner accounts. The yield calculations do not reflect the effect of any Contingent Deferred Sales Charges that may be applicable to a particular Contract. Contingent Deferred Sales Charges range from 7% to 0% of the amount of Premium withdrawn depending on the elapsed time since the Contract was issued. Because of the charges and deductions imposed by the Separate Account the yield of the Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund, and its operating expenses.

We currently do not advertise yields for any Investment Division.

Standard Total Return Calculations Assuming Surrender

Midland may from time to time also disclose average annual total returns for one or more of the Investment Divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

          P (1 + T)n = ERV
Where:    P =  a hypothetical initial payment of $1,000
          T =  average annual total return
          n =  number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period
               (or fractional portion thereof).

All recurring fees that are charged to all Owner accounts are recognized in the ending redeemable value. The standard average annual total return calculations which assume the Contract is surrendered will reflect the effect of Contingent Deferred Sales Charges that may be applicable to a particular period.

The following is the average annual total return information for the Investment Divisions of Separate Account C. The returns are based on the assumption that the contract is surrendered at the end of the time period shown and the returns reflect the impact of any applicable Contingent Deferred Sales Charge.


----------------------------------------------------------------------------------------------------------------------------
                                                                          Inception of the                           5-Year
                                                                              Investment                             Period
              Investment Division with Inception Date                        Division to       1-Year Period          Ended
                                                                              12/31/2002    Ended 12/31/2002     12/31/2002
----------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (9/14/2000)                                      -31.53%             -41.06%            N/A
----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (9/14/2000)                            -36.00%             -41.96%            N/A
----------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (9/14/2000)                               -25.46%             -37.66%            N/A
----------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (9/14/2000)                        -36.29%             -34.39%            N/A
----------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Portfolio(5/1/97)                                     2.09%             -17.96%         -0.51%
----------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Portfolio(5/1/97)                         0.48%             -29.44%         -2.22%
----------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Portfolio(10/1/1/98)                          -3.79%             -27.63%            N/A
----------------------------------------------------------------------------------------------------------------------------
American Century VP International Portfolio(5/1/97)                               -1.71%             -28.62%         -3.92%
----------------------------------------------------------------------------------------------------------------------------
American Century VP Value Portfolio(5/1/97)                                        5.52%             -20.98%          1.80%
----------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (5/1/2002)                                   -32.03%                 N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (5/1/2002)                                      -35.10%                 N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio(10/1/99)                                     -19.60%             -25.99%            N/A
----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio(10/1/99)                                      11.47%             -18.18%            N/A
----------------------------------------------------------------------------------------------------------------------------
Lord Abbett  Growth and Income Portfolio (10/1/98)                                 2.00%             -26.31%            N/A
----------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (10/1/98)                                          -7.60%             -41.81%            N/A
----------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust  Series (10/1/98)                                         -6.74%             -29.20%            N/A
----------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (10/1/98)                                             6.54%             -39.72%            N/A
----------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (10/1/98)                                                 -6.47%             -32.72%            N/A
----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund (5/1/2002)                                    -29.90%                 N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager Portfolio(10/24/93)                                             4.46%             -17.14%         -0.65%
----------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager: Growth Portfolio(5/1/95)                                       4.82%             -23.84%         -3.62%
----------------------------------------------------------------------------------------------------------------------------
VIP  Balanced Portfolio(5/1/97)                                                    1.76%             -17.13%         -0.98%
----------------------------------------------------------------------------------------------------------------------------
VIP  Contrafund Portfolio(5/1/95)                                                  8.91%             -17.75%          1.62%
----------------------------------------------------------------------------------------------------------------------------
VIP  Growth & Income Portfolio(5/1/97)                                             2.81%             -24.91%         -1.37%
----------------------------------------------------------------------------------------------------------------------------
VIP  Growth Opportunities Portfolio(5/1/97)                                       -3.84%             -30.07%         -8.55%
----------------------------------------------------------------------------------------------------------------------------
VIP  Index 500 Portfolio(10/24/93)                                                 7.35%             -30.47%         -2.97%
----------------------------------------------------------------------------------------------------------------------------
VIP  Investment Grade Bond Portfolio(10/24/93)                                     5.22%               1.66%          5.40%
----------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio(10/24/93)                                              7.28%             -25.24%         -1.80%
----------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(10/24/93)                                                     5.65%             -38.21%         -2.48%
----------------------------------------------------------------------------------------------------------------------------
VIP High Income Portfolio(10/24/93)                                                0.43%              -5.14%         -8.24%
----------------------------------------------------------------------------------------------------------------------------
VIP Mid-Cap Portfolio(9/14/2000)                                                  -9.23%             -18.22%            N/A
----------------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio(10/24/93)                                               3.24%              -6.86%          2.48%
----------------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio(10/24/93)                                                   0.47%             -28.53%         -6.12%


N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate Account C for the time period shown. .

Midland may from time to time also disclose average annual total returns in a format which assumes the Contract is kept in-force through the time period shown. Such returns will be identical to the format which assumes the Contract is surrendered except that the Contingent Deferred Sales Charge percentage will be assumed to be zero. The returns which assume the Contract is kept in-force will only be shown in conjunction with returns which assume the Contract is surrendered.

The following is the average annual total return information for the Investment
Division of Separate Account C. The returns are based on the assumption that the contract is kept in-force through the end of the time period shown and the Contingent Deferred Sales Charges are set to zero.


                                                                            Inception of the
                                                                               Investment
                 Investment Division with Inception Date                      Division to      1-Year Period       5-Year Period
                                                                               12/31/2002   Ended 12/31/2002    Ended 12/31/2002
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (9/14/2000)                                       -28.42%            -34.06%                 N/A
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (9/14/2000)                             -32.62%            -34.96%                 N/A
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (9/14/2000)                                -22.66%            -30.66%                 N/A
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (9/14/2000)                         -32.89%            -27.39%                 N/A
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Portfolio(5/1/97)                                      2.38%            -10.96%               0.03%
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Portfolio(5/1/97)                          0.79%            -22.44%              -1.64%
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Portfolio(10/1/1/98)                           -3.08%            -20.63%                 N/A
---------------------------------------------------------------------------------------------------------------------------------
American Century VP International Portfolio(5/1/97)                                -1.37%            -21.62%              -3.30%
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Portfolio(5/1/97)                                         5.77%            -13.98%               2.30%
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (5/1/2002)                                    -23.57%                N/A                 N/A
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (5/1/2002)                                       -26.77%                N/A                 N/A
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio(10/1/99)                                      -17.83%            -18.99%                 N/A
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio(10/1/99)                                       12.33%            -11.18%                 N/A
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett  Growth and Income Portfolio (10/1/98)                                  2.58%            -19.31%                 N/A
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (10/1/98)                                           -6.79%            -34.81%                 N/A
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust  Series (10/1/98)                                          -5.96%            -22.20%                 N/A
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (10/1/98)                                              7.05%            -32.72%                 N/A
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (10/1/98)                                                  -5.70%            -25.72%                 N/A
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund (5/1/2002)                                     -21.36%                N/A                 N/A
---------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager Portfolio(10/24/93)                                              4.46%            -10.14%              -0.10%
---------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager: Growth Portfolio(5/1/95)                                        4.82%            -16.84%              -3.00%
---------------------------------------------------------------------------------------------------------------------------------
VIP  Balanced Portfolio(5/1/97)                                                     2.05%            -10.13%              -0.43%
---------------------------------------------------------------------------------------------------------------------------------
VIP  Contrafund Portfolio(5/1/95)                                                   8.91%            -10.75%               2.12%
---------------------------------------------------------------------------------------------------------------------------------
VIP  Growth & Income Portfolio(5/1/97)                                              3.09%            -17.91%              -0.81%
---------------------------------------------------------------------------------------------------------------------------------
VIP  Growth Opportunities Portfolio(5/1/97)                                        -3.46%            -23.07%              -7.79%
---------------------------------------------------------------------------------------------------------------------------------
VIP  Index 500 Portfolio(10/24/93)                                                  7.35%            -23.47%              -2.37%
---------------------------------------------------------------------------------------------------------------------------------
VIP  Investment Grade Bond Portfolio(10/24/93)                                      5.22%              8.66%               5.83%
---------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio(10/24/93)                                               7.28%            -18.24%              -1.23%
---------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(10/24/93)                                                      5.65%            -31.21%              -1.89%
---------------------------------------------------------------------------------------------------------------------------------
VIP High Income Portfolio(10/24/93)                                                 0.43%              1.86%              -7.49%
---------------------------------------------------------------------------------------------------------------------------------
VIP Mid-Cap Portfolio(9/14/2000)                                                   -7.04%            -11.22%                 N/A
---------------------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio(10/24/93)                                                3.24%              0.14%               2.96%
---------------------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio(10/24/93)                                                    0.47%            -21.53%              -5.43%



N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate Account C for the time period shown.

Other Performance Data

Midland may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula. The cumulative returns which assume the Contract is kept in-force assume that the Contingent Deferred Sales Charge percentage will be zero.

            CTR = [ERV/P] - 1

Where:      CTR =   the cumulative total return net of Investment Division recurring charges for the period.
            ERV =   ending redeemable value of an assumed $1,000 payment
                    at the beginning of the one, five, or ten-year period
                    at the end of the one, five, or ten-year period (or
                    fractional portion thereof).
             P  =   an assumed initial payment of $1,000

The returns which assume the Contract is kept in-force will only be shown in conjunction with returns which assume the Contract is surrendered.

Midland may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

The following is the cumulative total return information for the Investment
Division of Separate Account C. The returns are based on the assumption that the contract is surrendered at the end of the time period shown and the returns reflect the impact of any applicable contingent deferred sales charge.

                 Investment Division with Inception Date                    Inception of the      1-Year Period       5-Year Period
                                                                                Investment
                                                                               Division to
                                                                                12/31/2002      Ended 12/31/2002    Ended 12/31/2002

----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (9/14/2000)                                        -58.09%            -41.06%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (9/14/2000)                              -64.11%            -41.96%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (9/14/2000)                                 -49.06%            -37.66%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (9/14/2000)                          -64.48%            -34.39%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Portfolio(5/1/97)                                      12.46%            -17.96%              -2.52%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Portfolio(5/1/97)                           2.76%            -29.44%             -10.62%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Portfolio(10/1/1/98)                           -15.27%            -27.63%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Portfolio(5/1/97)                                 -9.32%            -28.62%             -18.12%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Portfolio(5/1/97)                                         35.64%            -20.98%               9.33%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (5/1/2002)                                     -22.75%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (5/1/2002)                                        -25.10%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio(10/1/99)                                       -50.77%            -25.99%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio(10/1/99)                                        42.31%            -18.18%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett  Growth and Income Portfolio (10/1/98)                                   8.86%            -26.31%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (10/1/98)                                           -28.76%            -41.81%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust  Series (10/1/98)                                          -25.89%            -29.20%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (10/1/98)                                              31.27%            -39.72%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (10/1/98)                                                  -24.97%            -32.72%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund (5/1/2002)                                      -21.14%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager Portfolio(10/24/93)                                              49.31%            -17.14%              -3.21%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager: Growth Portfolio(5/1/95)                                        43.47%            -23.84%             -16.84%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Balanced Portfolio(5/1/97)                                                     10.39%            -17.13%              -4.80%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Contrafund Portfolio(5/1/95)                                                   92.42%            -17.75%               8.37%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth & Income Portfolio(5/1/97)                                              17.03%            -24.91%              -6.66%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth Opportunities Portfolio(5/1/97)                                        -19.89%            -30.07%             -36.04%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Index 500 Portfolio(10/24/93)                                                  91.85%            -30.47%             -13.99%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Investment Grade Bond Portfolio(10/24/93)                                      59.59%              1.66%              30.08%
----------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio(10/24/93)                                               90.70%            -25.24%              -8.68%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(10/24/93)                                                      65.68%            -38.21%             -11.80%
----------------------------------------------------------------------------------------------------------------------------------
VIP High Income Portfolio(10/24/93)                                                  4.02%             -5.14%             -34.95%
----------------------------------------------------------------------------------------------------------------------------------
VIP Mid-Cap Portfolio(9/14/2000)                                                   -19.93%            -18.22%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio(10/24/93)                                                34.03%             -6.86%              13.03%
----------------------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio(10/24/93)                                                     4.40%            -28.53%             -27.08%




N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate Account C for the time period shown.

The following is the cumulative total return information for the Investment
Division of Separate Account C. The returns are based on the assumption that the contract is kept in-force through the end of the time period shown and the Contingent Deferred Sales Charges are set to zero.

               Investment Division with Inception Date                     Inception of the       1-Year Period       5-Year Period
                                                                               Investment
                                                                              Division to
                                                                               12/31/2002       Ended 12/31/2002    Ended 12/31/2002

----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (9/14/2000)                                       -53.59%             -34.06%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (9/14/2000)                             -59.61%             -34.96%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (9/14/2000)                                -44.56%             -30.66%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (9/14/2000)                         -59.98%             -27.39%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Portfolio(5/1/97)                                     14.26%             -10.96%               0.15%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Portfolio(5/1/97)                          4.56%             -22.44%              -7.94%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Portfolio(10/1/1/98)                          -12.57%             -20.63%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Portfolio(5/1/97)                                -7.52%             -21.62%             -15.45%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Portfolio(5/1/97)                                        37.44%             -13.98%              12.04%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (5/1/2002)                                    -16.45%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (5/1/2002)                                       -18.80%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio(10/1/99)                                      -47.17%             -18.99%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio(10/1/99)                                       45.91%             -11.18%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett  Growth and Income Portfolio (10/1/98)                                 11.56%             -19.31%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (10/1/98)                                          -26.06%             -34.81%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust  Series (10/1/98)                                         -23.19%             -22.20%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (10/1/98)                                             33.97%             -32.72%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (10/1/98)                                                 -22.27%             -25.72%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund (5/1/2002)                                     -14.84%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager Portfolio(10/24/93)                                             49.31%             -10.14%              -0.50%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager: Growth Portfolio(5/1/95)                                       43.47%             -16.84%             -14.13%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Balanced Portfolio(5/1/97)                                                    12.19%             -10.13%              -2.13%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Contrafund Portfolio(5/1/95)                                                  92.42%             -10.75%              11.06%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth & Income Portfolio(5/1/97)                                             18.83%             -17.91%              -3.98%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth Opportunities Portfolio(5/1/97)                                       -18.09%             -23.07%             -33.34%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Index 500 Portfolio(10/24/93)                                                 91.85%             -23.47%             -11.30%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Investment Grade Bond Portfolio(10/24/93)                                     59.59%               8.66%              32.75%
----------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio(10/24/93)                                              90.70%             -18.24%              -6.00%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(10/24/93)                                                     65.68%             -31.21%              -9.10%
----------------------------------------------------------------------------------------------------------------------------------
VIP High Income Portfolio(10/24/93)                                                 4.02%               1.86%             -32.24%
----------------------------------------------------------------------------------------------------------------------------------
VIP Mid-Cap Portfolio(9/14/2000)                                                  -15.43%             -11.22%                 N/A
----------------------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio(10/24/93)                                               34.03%               0.14%              15.70%
----------------------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio(10/24/93)                                                    4.40%             -21.53%             -24.36%




N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate Account C for the time period shown.

Adjusted Historical Performance Data

Midland may also disclose adjusted historical performance data for an Investment
Division for periods before the Investment Division commenced operations, based on the assumption that the Investment Division was in existence before it actually was, and that the Investment Division had been invested in a particular portfolio that was in existence prior to the Investment Division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the Investment Division will invest in.

Adjusted historical performance data of this type will be calculated as follows.
First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month.
Second, that gross value is then reduced by a "Contract Charges" factor to reflect the charges imposed under the Contract. The Contract Charges factor is calculated by adding the daily charge for mortality and expense risks (1.25% annually) to the daily Administrative Charge (0.15% annually), and then adding an additional amount that adjusts for the annual $33 Contract Maintenance
Charge. This additional amount is based on an average Contract Value of $29,000, so it is calculated as $33/$29,000, or 0.11% annually. The total of these three amounts is then divided by 12 to get the monthly Contract Charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the Investment Division. The Contract
Charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV") of a hypothetical $1,000 initial payment in the Investment Division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the Contract is not surrendered (i.e., with no deduction for the Contingent Deferred Sales Charge) and assuming that the Contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable Contingent Deferred Sales Charge).

The following is the average annual total return information based on the assumption that the Contract is surrendered at the end of the time period shown.
The impact of any applicable Contingent Deferred Sales Charges is reflected in the returns. The returns assume that each of the Investment Divisions had been available to Midland National Life Separate Account C since the Portfolio
Inception Date.

               Investment Division with Inception Date                     Inception of the      10-Year Period       5-Year Period
                                                                               Investment
                                                                              Division to
                                                                               12/31/2002       Ended 12/31/2002    Ended 12/31/2002

----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (1/9/89)                                           10.34%               7.52%              -2.17%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (1/25/95)                                11.82%                 N/A               1.16%
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (5/3/93)                                    10.82%                 N/A               2.23%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (9/21/88)                             6.76%              -0.26%             -11.17%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Portfolio(5/1/91)                                      5.24%               4.69%              -0.51%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Portfolio(11/20/87)                        4.48%               1.21%              -2.22%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Portfolio(10/30/97)                            -0.71%                 N/A              -2.34%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Portfolio(5/1/94)                                 1.68%                 N/A              -3.92%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Portfolio(5/1/96)                                         6.73%                 N/A               1.80%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund(9/21/99)                                       -0.83%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund(5/22/97)                                           4.62%                 N/A               3.16%
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VCC International Portfolio(10/1/99)                                  -18.08%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)                                    9.67%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VCC Growth and Income Portfolio (12/11/89)                              9.53%               8.60%               1.04%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (7/24/95)                                            3.05%                 N/A              -5.60%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust  Series (10/9/95)                                           4.04%                 N/A              -4.99%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (5/1/98)                                               0.44%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (7/26/95)                                                   3.08%                 N/A              -5.00%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund(9/1/89)                                          1.11%               3.44%              -6.30%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager Portfolio(9/6/89)                                                6.70%               5.43%              -0.65%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager: Growth Portfolio(1/3/95)                                        5.33%                 N/A              -3.62%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Balanced Portfolio(1/3/95)                                                     4.57%                 N/A              -0.98%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Contrafund Portfolio(1/3/95)                                                  10.56%                 N/A               1.62%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth & Income Portfolio(12/31/96)                                            3.32%                 N/A              -1.37%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth Opportunities Portfolio(1/3/95)                                         3.29%                 N/A              -8.55%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Index 500 Portfolio(8/27/92)                                                   7.67%               7.38%              -2.97%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Investment Grade Bond Portfolio(12/5/88)                                       6.34%               5.65%               5.40%
----------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio(10/9/86)                                                8.35%               8.12%              -1.80%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(10/9/86)                                                       8.71%               6.78%              -2.48%
----------------------------------------------------------------------------------------------------------------------------------
VIP High Income Portfolio(9/19/85)                                                  5.11%               1.87%              -8.24%
----------------------------------------------------------------------------------------------------------------------------------
VIP Mid-Cap Portfolio(12/28/98)                                                    13.43%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio(4/1/82)                                                  4.70%               3.10%               2.48%
----------------------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio(1/28/87)                                                     2.63%               3.09%              -6.12%





The following is the average annual total return information based on the assumption that the contract is kept in-force through the end of the time period shown. The Contingent Deferred Sales Charges are assumed to be zero. The returns assume that each of the Investment Divisions had been available to Separate
Account C since the Portfolio Inception date.

               Investment Division with Inception Date                     Inception of the      10-Year Period       5-Year Period
                                                                               Investment
                                                                              Division to
                                                                               12/31/2002       Ended 12/31/2002    Ended 12/31/2002

----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (1/9/89)                                           10.34%               7.52%              -1.59%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (1/25/95)                                11.82%                 N/A               1.67%
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (5/3/93)                                    10.82%                 N/A               2.72%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (9/21/88)                             6.76%              -0.26%             -10.32%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Portfolio(5/1/91)                                      5.24%               4.69%               0.03%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Portfolio(11/20/87)                        4.48%               1.21%              -1.64%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Portfolio(10/30/97)                            -0.36%                 N/A             -0.0176
----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Portfolio(5/1/94)                                 1.68%                 N/A              -3.30%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Portfolio(5/1/96)                                         6.73%                 N/A               2.30%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund(9/21/99)                                        0.27%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund(5/22/97)                                           4.88%                 N/A               3.64%
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VCC International Portfolio(10/1/99)                                  -16.40%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)                                   10.54%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VCC Growth and Income Portfolio (12/11/89)                              9.53%               8.60%               1.55%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (7/24/95)                                            3.05%                 N/A              -4.93%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust  Series (10/9/95)                                           4.04%                 N/A              -4.34%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (5/1/98)                                               1.01%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (7/26/95)                                                   3.08%                 N/A              -4.35%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund(9/1/89)                                          1.11%               3.44%              -5.61%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager Portfolio(9/6/89)                                                6.70%               5.43%              -0.10%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager: Growth Portfolio(1/3/95)                                        5.33%                 N/A              -3.00%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Balanced Portfolio(1/3/95)                                                     4.57%                 N/A              -0.43%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Contrafund Portfolio(1/3/95)                                                  10.56%                 N/A               2.12%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth & Income Portfolio(12/31/96)                                            3.32%                 N/A              -0.81%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth Opportunities Portfolio(1/3/95)                                         3.29%                 N/A              -7.79%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Index 500 Portfolio(8/27/92)                                                   7.67%               7.38%              -2.37%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Investment Grade Bond Portfolio(12/5/88)                                       6.34%               5.65%               5.83%
----------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio(10/9/86)                                                8.35%               8.12%              -1.23%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(10/9/86)                                                       8.71%               6.78%              -1.89%
----------------------------------------------------------------------------------------------------------------------------------
VIP High Income Portfolio(9/19/85)                                                  5.11%               1.87%              -7.49%
----------------------------------------------------------------------------------------------------------------------------------
VIP Mid-Cap Portfolio(12/28/98)                                                    13.89%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio(4/1/82)                                                  4.70%               3.10%               2.96%
----------------------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio(1/28/87)                                                     2.63%               3.09%              -5.43%


The following is the cumulative total return information based on the assumption that the contract is surrendered at the end of the time period shown. The impact of any applicable Contingent Deferred Sales Charges is reflected in the returns.
The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.

               Investment Division with Inception Date                     Inception of the      10-Year Period       5-Year Period
                                                                               Investment
                                                                              Division to
                                                                               12/31/2002       Ended 12/31/2002    Ended 12/31/2002

----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (1/9/89)                                          295.88%             106.49%             -10.39%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (1/25/95)                               142.72%                 N/A               5.94%
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (5/3/93)                                   170.02%                 N/A              11.66%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (9/21/88)                           154.57%              -2.57%             -44.69%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Portfolio(5/1/91)                                     81.55%              58.14%              -2.52%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Portfolio(11/20/87)                       94.02%              12.78%             -10.62%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Portfolio(10/30/97)                            -3.62%                 N/A             -11.17%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Portfolio(5/1/94)                                15.55%                 N/A             -18.12%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Portfolio(5/1/96)                                        54.42%                 N/A               9.33%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund(9/21/99)                                       -2.70%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund(5/22/97)                                          28.86%                 N/A              16.83%
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VCC International Portfolio(10/1/99)                                  -48.17%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)                                   35.56%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VCC Growth and Income Portfolio (12/11/89)                            228.41%             128.19%               5.31%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (7/24/95)                                           25.06%                 N/A             -25.03%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust  Series (10/9/95)                                          33.17%                 N/A             -22.58%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (5/1/98)                                               2.07%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (7/26/95)                                                  25.31%                 N/A             -22.62%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund(9/1/89)                                         15.86%              40.24%             -27.77%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager Portfolio(9/6/89)                                              137.31%              69.68%              -3.21%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager: Growth Portfolio(1/3/95)                                       51.48%                 N/A             -16.84%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Balanced Portfolio(1/3/95)                                                    42.96%                 N/A              -4.80%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Contrafund Portfolio(1/3/95)                                                 123.18%                 N/A               8.37%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth & Income Portfolio(12/31/96)                                           21.66%                 N/A              -6.66%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth Opportunities Portfolio(1/3/95)                                        29.55%                 N/A             -36.04%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Index 500 Portfolio(8/27/92)                                                 114.88%             103.81%             -13.99%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Investment Grade Bond Portfolio(12/5/88)                                     137.62%              73.26%              30.08%
----------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio(10/9/86)                                              267.76%             118.30%              -8.68%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(10/9/86)                                                     288.11%              92.71%             -11.80%
----------------------------------------------------------------------------------------------------------------------------------
VIP High Income Portfolio(9/19/85)                                                136.75%              20.35%             -34.95%
----------------------------------------------------------------------------------------------------------------------------------
VIP Mid-Cap Portfolio(12/28/98)                                                    65.77%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio(4/1/82)                                                159.53%              35.70%              13.03%
----------------------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio(1/28/87)                                                    51.23%              35.57%             -27.08%



The following is the cumulative total return information based on the assumption that the contract is kept in-force through the end of the time period shown. The
Contingent Deferred Sales Charges are assumed to be zero. The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.

               Investment Division with Inception Date                     Inception of the      10-Year Period       5-Year Period
                                                                               Investment
                                                                              Division to
                                                                               12/31/2002       Ended 12/31/2002    Ended 12/31/2002

----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (9/14/2000)                                       295.88%             106.49%              -7.70%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (9/14/2000)                             142.72%                 N/A               8.63%
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (9/14/2000)                                170.02%                 N/A              14.36%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (9/14/2000)                         154.57%              -2.57%             -41.99%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Portfolio(5/1/97)                                     81.55%              58.14%               0.15%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Portfolio(5/1/97)                         94.02%              12.78%              -7.94%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Portfolio(10/1/1/98)                           -1.85%                 N/A              -8.50%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Portfolio(5/1/97)                                15.55%                 N/A             -15.45%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Portfolio(5/1/97)                                        54.42%                 N/A              12.04%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (5/1/2002)                                      0.89%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (5/1/2002)                                        30.67%                 N/A              19.57%
----------------------------------------------------------------------------------------------------------------------------------
Levco Equity Value Fund (5/1/2002)                                                 -1.99%                 N/A              -2.13%
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio(10/1/99)                                      -44.59%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio(10/1/99)                                       39.13%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett  Growth and Income Portfolio (10/1/98)                                228.41%             128.19%               7.99%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (10/1/98)                                           25.06%                 N/A             -22.34%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust  Series (10/1/98)                                          33.17%                 N/A             -19.90%
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (10/1/98)                                              4.81%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (10/1/98)                                                  25.31%                 N/A             -19.94%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund (5/1/2002)                                      15.86%              40.24%             -25.07%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager Portfolio(10/24/93)                                            137.31%              69.68%              -0.50%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Asset Manager: Growth Portfolio(5/1/95)                                       51.48%                 N/A             -14.13%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Balanced Portfolio(5/1/97)                                                    42.96%                 N/A              -2.13%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Contrafund Portfolio(5/1/95)                                                 123.18%                 N/A              11.06%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth & Income Portfolio(5/1/97)                                             21.66%                 N/A              -3.98%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Growth Opportunities Portfolio(5/1/97)                                        29.55%                 N/A             -33.34%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Index 500 Portfolio(10/24/93)                                                114.88%             103.81%             -11.30%
----------------------------------------------------------------------------------------------------------------------------------
VIP  Investment Grade Bond Portfolio(10/24/93)                                    137.62%              73.26%              32.75%
----------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio(10/24/93)                                             267.76%             118.30%              -6.00%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(10/24/93)                                                    288.11%              92.71%              -9.10%
----------------------------------------------------------------------------------------------------------------------------------
VIP High Income Portfolio(10/24/93)                                               136.75%              20.35%             -32.24%
----------------------------------------------------------------------------------------------------------------------------------
VIP Mid-Cap Portfolio(9/14/2000)                                                   68.49%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio(10/24/93)                                              159.53%              35.70%              15.70%
----------------------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio(10/24/93)                                                   51.23%              35.57%             -24.36%



                               FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland accepts Premiums which are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the Contract, the Company does not differentiate between Section 1035 Premiums and non-Section 1035 Premiums.

We also accept "rollovers" from Contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to "rollover" into an IRA. The Company differentiates between nonqualified Contracts and IRAs to the extent necessary to comply with federal tax laws.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Nonqualified Contract to provide that (a) if any Owner dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed (1) within five years after the date of that Owner's death, or (2) as Annuity payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "Designated Beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary. The Owner's "Designated Beneficiary" is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Owner's Designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Nonqualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

                          DISTRIBUTION OF THE CONTRACT

Sammons Securities Company, LLC, the principal underwriter of the Contract, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Sammons Securities Company, LLC is an indirect wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, the ultimate parent-company of Midland National Life. The address for Sammons Securities Company, LLC is as follows: 4261 Park Road, Ann Arbor, Michigan 48103.


The Contracts are offered to the public through brokers, licensed under the federal securities laws and state insurance laws, that have entered into agreements with Sammons Securities Company, LLC. The offering of the Contracts is continuous and Sammons Securities Company, LLC does not anticipate discontinuing the offering of the Contracts. However, Sammons Securities Company, LLC does reserve the right to discontinue the offering of the Contracts. Midland will pay an underwriting commission to Sammons Securities Company, LLC up to 6.25% of all Variable Annuity premiums.


The following table shows the aggregate dollar amount of underwriting commissions paid during the last three years.

                                             Underwriting
                    Year                      Commissions

                    2000                      $4,128,697
                    2001                      $2,304,386
                    2002                      $1,332,496


                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland. The assets are kept physically segregated and held separate and apart from our general account assets. Records are maintained of all Premiums and redemptions of Fund shares held by each of the Investment Divisions.

                                STATE REGULATION

Midland is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                               RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to Owners semi-annually at their last known address of record.

                                LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject that are material to the Contracts. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

                                  LEGAL MATTERS


Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the Contracts has been provided by Sutherland, Asbill & Brennan LLP, of Washington, D.C. We are not currently involved in any material legal proceedings.


                                     EXPERTS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company included in this Statement of Additional Information and Registration Statement have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report thereon which appears elsewhere herein and in the Registration Statement. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:


                           PricewaterhouseCoopers LLP
                        Suite 1300, 650 Third Avenue S.
                           Minneapolis, MN 55402-4333


                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of Separate Account C.

________________________________________________________________________________

Midland National Life
Insurance Company
Separate Account C

Report on Audited Financial Statements at and for the Years Ended December 31, 2002
and 2001

Midland National Life Insurance Company
Separate Account C
Index to Financial Statements

--------------------------------------------------------------------------------


                                                                    Page(s)

Report of Independent Accountants                                      1

Statement of Portfolios                                              2-48

Notes to Financial Statements                                        49-66

                            Report of Independent Accountants

The Board of Directors and Stockholder Midland National Life Insurance Company and Policyholders of Separate Account C:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Midland National Life Insurance Company Separate Account C (consisting of the portfolios of the Fidelity Variable Insurance Products Fund I, the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund III, the American Century Variable Portfolios, Inc., the Massachusetts Financial Services Variable Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger American Fund, the Berger IPT Funds, the Calvert Variable Series, Inc., the INVESCO Variable Investment Funds, Inc., the LEVCO Series Trust, the J.P. Series Trust II, the Rydex Variable Trust, and the Van Eck Worldwide Insurance Trust) at December 31, 2002, and the results of each of the portfolios' operations and changes in each of the portfolios' net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2002, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

March 11, 2003

Midland National Life Insurance Company
Separate Account C
Accumulated Total for All Portfolios

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                  Statement of Operations
            At December 31, 2002                                    For the year ended December 31, 2002

ASSETS:                                                           INVESTMENT INCOME:
    Investment in Portfolios, at net asset                          Dividend income                              $  2,663,043
        value (cost $215,419,908)                $157,314,997       Capital gains distributions                       736,566
                                                                                                             -----------------

LIABILITIES                                                 -                                                       3,399,609
                                              ----------------
                                                                    Expenses:
NET ASSETS                                       $157,314,997         Administrative expense                          271,082
                                              ----------------
                                                                      Mortality and expense risk                    2,305,287
Number of units outstanding                        11,772,940         Contract maintenance charge                     252,657
                                              ----------------                                               -----------------

                                                                        Net investment income                         570,583

                                                                  REALIZED AND UNREALIZED GAINS
                                                                      (LOSSES) ON INVESTMENTS:
                                                                    Net realized losses on investments            (24,250,008)
                                                                    Net unrealized depreciation on
                                                                        investments                               (14,840,989)
                                                                                                             -----------------

                                                                  Net decrease in net assets resulting from
                                                                      operations                                $ (38,520,414)
                                                                                                             -----------------

------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets

                                           For the years ended December 31, 2002 and 2001

                                                                                                2002               2001

Net assets at beginning of year                                                               $211,587,198       $245,574,128

Net decrease in net assets resulting from operations                                           (38,520,414)       (33,304,164)

Capital shares transactions:
    Net premiums                                                                                28,787,242         28,304,383
    Transfers of policy loans                                                                      104,551            (23,164)
    Transfers of surrenders                                                                    (29,188,243)       (18,822,895)
    Transfers of death benefits                                                                 (1,341,316)        (1,283,034)
    Transfers of other terminations                                                             (6,051,540)        (4,713,408)
    Interfund and net transfers to general account                                              (8,062,481)        (4,144,648)
                                                                                          -----------------  -----------------

      Net decrease in net assets from capital share transactions                               (15,751,787)          (682,766)
                                                                                          -----------------  -----------------

Total decrease in net assets                                                                   (54,272,201)       (33,986,930)
                                                                                          -----------------  -----------------

Net assets at end of year                                                                     $157,314,997       $211,587,198
                                                                                          -----------------  -----------------
The accompanying notes are an integral part of the financial statements.


Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund I Money Market Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 11,925,557                              Dividend income                               $   233,916
        shares at net asset value of $1.00                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $11,925,557)               $ 11,925,557
                                                                                                                       233,916

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                           19,567
NET ASSETS                                         $ 11,925,557        Mortality and expense risk                      178,183
                                               -----------------
                                                                       Contract maintenance charge                       8,896
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          27,270

0.95% Institutional          1,845     $10.05        $   18,544    REALIZED AND UNREALIZED GAINS
1.40% Institutional        775,847     $13.53        10,497,211        (LOSSES) ON INVESTMENTS:
1.55% Institutional        117,755     $10.00         1,177,551      Net realized gains on investments                       -
2.05% Institutional         23,342      $9.95           232,251      Net unrealized (depreciation)
                       ------------            -----------------
                                                                         appreciation on investments                         -
                                                                                                              -----------------
                           918,789                 $ 11,925,557
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                       operations                                   $   27,270
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $ 14,720,110       $ 11,227,632

Net increase in net assets resulting from operations                                                 27,270            371,973

Capital shares transactions:
    Net premiums                                                                                  4,912,690          4,098,163
    Transfers of policy loans                                                                        35,349            (51,740)
    Transfers of surrenders                                                                     (11,770,834)        (2,380,413)
    Transfers of death benefits                                                                    (190,723)          (114,910)
    Transfers of other terminations                                                              (1,594,077)          (649,362)
    Interfund and net transfers to general account                                                5,785,772          2,218,767
                                                                                            ----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                      (2,821,823)         3,120,505
                                                                                            ----------------  -----------------

Total (decrease) increase in net assets                                                          (2,794,553)         3,492,478
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 11,925,557       $ 14,720,110
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund I High Income Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 512,743                                 Dividend income                               $   374,083
        shares at net asset value of $5.93                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $4,275,980)                $  3,040,364
                                                                                                                       374,083

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            4,798
NET ASSETS                                         $  3,040,364        Mortality and expense risk                       40,346
                                               -----------------
                                                                       Contract maintenance charge                       4,161
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         324,778

0.95% Institutional             10     $10.22         $     103    REALIZED AND UNREALIZED GAINS
1.40% Institutional        287,657     $10.50         3,020,398        (LOSSES) ON INVESTMENTS:
1.55% Institutional            426     $10.17             4,333      Net realized losses on investments               (910,463)
2.05% Institutional          1,535     $10.12            15,530      Net unrealized appreciation on
                       ------------            -----------------
                                                                         investments                                   629,266
                                                                                                              -----------------
                           289,628                 $  3,040,364
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                       operations                                   $   43,581
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                      For the years ended December 31, 2002 and 2001 and 2000

                                                                                                   2002               2001

Net assets at beginning of year                                                                $  3,624,840       $  4,481,899

Net increase (decrease) in net assets resulting from operations                                      43,581           (554,612)

Capital shares transactions:
    Net premiums                                                                                    132,702            173,420
    Transfers of policy loans                                                                        (1,246)            (7,194)
    Transfers of surrenders                                                                        (260,463)          (358,618)
    Transfers of death benefits                                                                     (11,290)           (24,144)
    Transfers of other terminations                                                                (140,111)           (96,246)
    Interfund and net transfers to general account                                                 (347,649)            10,335
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                   (628,057)          (302,447)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                       (584,476)          (857,059)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  3,040,364       $  3,624,840
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund I Equity-Income Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 913,191                                 Dividend income                               $   366,333
        shares at net asset value of $18.16                          Capital gains distributions                       498,620
                                                                                                              -----------------
        per share (cost $21,269,084)               $ 16,582,653
                                                                                                                       864,953

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                           29,872
NET ASSETS                                         $ 16,582,653        Mortality and expense risk                      250,841
                                               -----------------
                                                                       Contract maintenance charge                      24,865
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         559,375

0.95% Institutional          1,379      $8.36        $   11,528    REALIZED AND UNREALIZED GAINS
1.40% Institutional        856,608     $19.24        16,481,147        (LOSSES) ON INVESTMENTS:
1.55% Institutional          9,255      $8.32            77,005      Net realized losses on investments               (976,497)
1.80% Institutional            551      $8.30             4,576      Net unrealized depreciation on
2.05% Institutional          1,014      $8.28             8,397          investments                                (3,652,637)
                       ------------            -----------------                                              -----------------

                           868,807                 $ 16,582,653    Net decrease in net assets resulting from
                       ------------            -----------------
                                                                       operations                                 $ (4,069,759)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                    2002               2001

Net assets at beginning of year                                                                $ 23,717,964       $ 27,330,870

Net decrease in net assets resulting from operations                                             (4,069,759)        (1,772,697)

Capital shares transactions:
    Net premiums                                                                                  1,004,736          2,099,281
    Transfers of policy loans                                                                        38,783             12,402
    Transfers of surrenders                                                                      (3,144,100)        (2,567,095)
    Transfers of death benefits                                                                     (26,795)          (173,362)
    Transfers of other terminations                                                                (510,899)          (554,322)
    Interfund and net transfers to general account                                                 (427,277)          (657,113)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                 (3,065,552)        (1,840,209)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                     (7,135,311)        (3,612,906)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 16,582,653       $ 23,717,964
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund I Growth Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 916,279                                 Dividend income                                $   76,407
        shares at net asset value of $23.44                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $39,295,957)               $ 21,476,304
                                                                                                                        76,407

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                           42,083
NET ASSETS                                         $ 21,476,304        Mortality and expense risk                      353,440
                                               -----------------
                                                                       Contract maintenance charge                      43,758
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                          (362,874)

0.95% Institutional          5,709      $7.08        $   40,423    REALIZED AND UNREALIZED GAINS
1.40% Institutional      1,276,045     $16.73        21,348,241        (LOSSES) ON INVESTMENTS:
1.55% Institutional         11,573      $7.04            81,475      Net realized losses on investments             (6,085,329)
2.05% Institutional            854      $7.00             5,976      Net unrealized depreciation on
2.40% Institutional             27      $6.98               189          investments                                (4,415,880)
                       ------------            -----------------                                              -----------------

                         1,294,208                 $ 21,476,304    Net decrease in net assets resulting from
                       ------------            -----------------
                                                                       operations                                $ (10,864,083)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $ 37,169,639       $ 53,620,470

Net decrease in net assets resulting from operations                                            (10,864,083)       (10,213,916)

Capital shares transactions:
    Net premiums                                                                                  1,886,969          3,580,937
    Transfers of policy loans                                                                        (6,198)            19,961
    Transfers of surrenders                                                                      (3,986,847)        (3,724,367)
    Transfers of death benefits                                                                    (199,511)          (156,143)
    Transfers of other terminations                                                                (652,282)          (785,613)
    Interfund and net transfers to general account                                               (1,871,383)        (5,171,690)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                 (4,829,252)        (6,236,915)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                    (15,693,335)       (16,450,831)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 21,476,304       $ 37,169,639
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund I Overseas Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 256,787                                 Dividend income                                $   29,177
        shares at net asset value of $10.98                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $3,253,244)                $  2,819,410
                                                                                                                        29,177

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            5,239
NET ASSETS                                         $  2,819,410        Mortality and expense risk                       45,081
                                               -----------------
                                                                       Contract maintenance charge                       5,700
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (26,843)

0.95% Institutional            458      $8.34        $    3,823    REALIZED AND UNREALIZED GAINS
1.40% Institutional        265,731     $10.55         2,803,461        (LOSSES) ON INVESTMENTS:
1.55% Institutional          1,392      $8.29            11,539      Net realized losses on investments             (2,113,933)
2.05% Institutional             71      $8.26               587      Net unrealized appreciation on
                       ------------            -----------------
                                                                         investments                                 1,650,746
                                                                                                              -----------------
                           267,652                 $  2,819,410
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (490,030)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  4,096,695       $  5,989,762

Net decrease in net assets resulting from operations                                               (490,030)        (1,324,357)

Capital shares transactions:
    Net premiums                                                                                  2,940,849            381,459
    Transfers of policy loans                                                                        (2,714)             1,150
    Transfers of surrenders                                                                        (370,568)          (433,482)
    Transfers of death benefits                                                                     (32,610)           (16,807)
    Transfers of other terminations                                                                 (57,466)           (71,272)
    Interfund and net transfers to general account                                               (3,264,746)          (429,758)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                   (787,255)          (568,710)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                     (1,277,285)        (1,893,067)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  2,819,410       $  4,096,695
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund I Midcap Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 190,988                                 Dividend income                                $   24,360
        shares at net asset value of $17.51                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $3,601,496)                $  3,343,861
                                                                                                                        24,360

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            4,898
NET ASSETS                                         $  3,343,861        Mortality and expense risk                       41,311
                                               -----------------
                                                                       Contract maintenance charge                       3,684
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (25,533)

0.95% Institutional            681      $9.00        $    6,133    REALIZED AND UNREALIZED GAINS
1.40% Institutional        388,523      $8.48         3,294,678        (LOSSES) ON INVESTMENTS:
1.55% Institutional          2,176      $8.95            19,473      Net realized losses on investments                (66,842)
2.05% Institutional          2,646      $8.91            23,577      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                  (359,785)
                                                                                                              -----------------
                           394,026                 $  3,343,861
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (452,160)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  2,613,794       $  1,230,175

Net decrease in net assets resulting from operations                                               (452,160)           (14,505)

Capital shares transactions:
    Net premiums                                                                                    730,904          1,065,723
    Transfers of policy loans                                                                        (8,403)                 -
    Transfers of surrenders                                                                        (185,531)            (6,330)
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                 (61,399)           (39,597)
    Interfund and net transfers to general account                                                  706,656            378,328
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,182,227          1,398,124
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        730,067          1,383,619
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  3,343,861       $  2,613,794
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund II Asset Manager Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 462,413                                 Dividend income                               $   270,070
        shares at net asset value of $12.75                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $7,311,460)                $  5,895,389
                                                                                                                       270,070

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            9,918
NET ASSETS                                         $  5,895,389        Mortality and expense risk                       83,271
                                               -----------------
                                                                       Contract maintenance charge                       7,723
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         169,158

0.95% Institutional             27      $9.04         $     242    REALIZED AND UNREALIZED GAINS
1.40% Institutional        389,232     $15.07         5,865,720        (LOSSES) ON INVESTMENTS:
1.55% Institutional          3,273      $8.91            29,427      Net realized losses on investments               (492,651)
                       ------------            -----------------
                                                                     Net unrealized depreciation on
                           392,532                 $  5,895,389          investments                                  (437,281)
                       ------------            -----------------                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (760,774)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  7,420,666       $  9,276,571

Net decrease in net assets resulting from operations                                               (760,774)          (470,888)

Capital shares transactions:
    Net premiums                                                                                    416,018            572,374
    Transfers of policy loans                                                                        (8,249)             5,016
    Transfers of surrenders                                                                        (506,724)        (1,443,689)
    Transfers of death benefits                                                                     (29,285)          (143,739)
    Transfers of other terminations                                                                (307,582)          (208,298)
    Interfund and net transfers to general account                                                 (328,681)          (166,681)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                   (764,503)        (1,385,017)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                     (1,525,277)        (1,855,905)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  5,895,389       $  7,420,666
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 658,159                                 Dividend income                               $   272,315
        shares at net asset value of $13.70                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $8,403,499)                $  9,016,171
                                                                                                                       272,315

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                           11,553
NET ASSETS                                         $  9,016,171        Mortality and expense risk                       97,101
                                               -----------------
                                                                       Contract maintenance charge                       7,001
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         156,660

0.95% Institutional          2,854     $10.80        $   30,825    REALIZED AND UNREALIZED GAINS
1.20% Institutional            283     $10.77             3,052        (LOSSES) ON INVESTMENTS:
1.40% Institutional        555,464     $16.12         8,954,083      Net realized gains on investments                 216,775
1.55% Institutional          1,414     $10.74            15,191      Net unrealized appreciation on
2.05% Institutional          1,218     $10.69            13,020          investments                                   287,525
                       ------------            -----------------                                              -----------------

                           561,233                 $  9,016,171    Net increase in net assets resulting from
                       ------------            -----------------
                                                                       operations                                  $   660,960
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  7,115,071       $  4,721,249

Net increase in net assets resulting from operations                                                660,960            360,802

Capital shares transactions:
    Net premiums                                                                                  1,075,366            897,015
    Transfers of policy loans                                                                        (9,381)            (9,050)
    Transfers of surrenders                                                                      (1,011,378)          (381,729)
    Transfers of death benefits                                                                     (64,046)           (89,644)
    Transfers of other terminations                                                                (208,455)          (130,295)
    Interfund and net transfers to general account                                                1,458,034          1,746,723
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,240,140          2,033,020
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,901,100          2,393,822
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  9,016,171       $  7,115,071
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund II Index 500 Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 206,981                                 Dividend income                               $   356,351
        shares at net asset value of $99.92                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $30,874,096)               $ 20,680,848
                                                                                                                       356,351

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                           38,043
NET ASSETS                                         $ 20,680,848        Mortality and expense risk                      319,571
                                               -----------------
                                                                       Contract maintenance charge                      41,266
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (42,529)

0.95% Institutional          4,606      $7.86        $   36,201    REALIZED AND UNREALIZED GAINS
1.40% Institutional      1,062,884     $19.36        20,577,441        (LOSSES) ON INVESTMENTS:
1.55% Institutional          8,594      $7.82            67,206      Net realized losses on investments             (2,040,789)
                       ------------            -----------------
                                                                     Net unrealized depreciation on
                         1,076,084                 $ 20,680,848          investments                                (4,923,960)
                       ------------            -----------------                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                 $ (7,007,278)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $ 31,388,343       $ 41,228,375

Net decrease in net assets resulting from operations                                             (7,007,278)        (5,576,776)

Capital shares transactions:
    Net premiums                                                                                  1,245,501          2,316,634
    Transfers of policy loans                                                                        48,235              1,585
    Transfers of surrenders                                                                      (2,538,022)        (2,907,187)
    Transfers of death benefits                                                                    (151,265)          (207,561)
    Transfers of other terminations                                                                (592,298)          (566,755)
    Interfund and net transfers to general account                                               (1,712,368)        (2,899,972)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                 (3,700,217)        (4,263,256)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                    (10,707,495)        (9,840,032)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 20,680,848       $ 31,388,343
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund II Contrafund Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 813,469                                 Dividend income                               $   146,416
        shares at net asset value of $18.10                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $19,365,031)               $ 14,723,127
                                                                                                                       146,416

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                           25,423
NET ASSETS                                         $ 14,723,127        Mortality and expense risk                      213,507
                                               -----------------
                                                                       Contract maintenance charge                      28,240
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                          (120,754)

0.95% Institutional          1,090      $9.02        $    9,835    REALIZED AND UNREALIZED GAINS
1.40% Institutional        755,304     $19.39        14,645,345        (LOSSES) ON INVESTMENTS:
1.55% Institutional          6,964      $8.98            62,541      Net realized losses on investments             (1,278,850)
2.05% Institutional            605      $8.93             5,406      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                  (505,227)
                                                                                                              -----------------
                           763,963                 $ 14,723,127
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                 $ (1,904,831)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $ 18,536,195       $ 23,439,413

Net decrease in net assets resulting from operations                                             (1,904,831)        (3,236,583)

Capital shares transactions:
    Net premiums                                                                                    991,415          1,612,592
    Transfers of policy loans                                                                         6,442              4,372
    Transfers of surrenders                                                                      (1,606,391)        (1,335,590)
    Transfers of death benefits                                                                     (41,370)           (25,372)
    Transfers of other terminations                                                                (418,735)          (386,328)
    Interfund and net transfers to general account                                                 (839,598)        (1,536,309)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                 (1,908,237)        (1,666,635)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                     (3,813,068)        (4,903,218)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 14,723,127       $ 18,536,195
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 294,499                                 Dividend income                               $   111,735
        shares at net asset value of $10.33                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $4,374,746)                $  3,042,084
                                                                                                                       111,735

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            5,363
NET ASSETS                                         $  3,042,084        Mortality and expense risk                       45,046
                                               -----------------
                                                                       Contract maintenance charge                       5,711
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          55,615

1.40% Institutional        209,865     $14.46      $  3,034,641    REALIZED AND UNREALIZED GAINS
1.55% Institutional            325      $8.37             2,722        (LOSSES) ON INVESTMENTS:
2.05% Institutional            567      $8.33             4,721      Net realized losses on investments               (467,538)
                       ------------            -----------------
                                                                     Net unrealized depreciation on
                           210,757                 $  3,042,084          investments                                  (279,169)
                       ------------            -----------------                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (691,092)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  4,412,417       $  5,696,438

Net decrease in net assets resulting from operations                                               (691,092)          (512,931)

Capital shares transactions:
    Net premiums                                                                                    180,506            406,291
    Transfers of policy loans                                                                        10,180              3,736
    Transfers of surrenders                                                                        (435,187)          (641,196)
    Transfers of death benefits                                                                      (8,493)           (29,263)
    Transfers of other terminations                                                                 (99,670)          (114,692)
    Interfund and net transfers to general account                                                 (326,577)          (395,966)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                   (679,241)          (771,090)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                     (1,370,333)        (1,284,021)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  3,042,084       $  4,412,417
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund III Balanced Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 247,481                                 Dividend income                                $   96,232
        shares at net asset value of $12.16                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $3,562,725)                $  3,009,183
                                                                                                                        96,232

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            4,707
NET ASSETS                                         $  3,009,183        Mortality and expense risk                       39,616
                                               -----------------
                                                                       Contract maintenance charge                       3,757
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          48,152

0.95% Institutional             48      $9.11         $     440    REALIZED AND UNREALIZED GAINS
1.40% Institutional        264,709     $11.29         2,988,560        (LOSSES) ON INVESTMENTS:
1.55% Institutional            588      $9.06             5,325      Net realized losses on investments               (168,740)
2.05% Institutional          1,647      $9.02            14,858      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                  (213,055)
                                                                                                              -----------------
                           266,992                 $  3,009,183
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (333,643)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  3,384,321       $  3,558,438

Net decrease in net assets resulting from operations                                               (333,643)          (118,448)

Capital shares transactions:
    Net premiums                                                                                    219,448            332,197
    Transfers of policy loans                                                                        12,904              6,929
    Transfers of surrenders                                                                        (276,203)          (162,314)
    Transfers of death benefits                                                                     (15,711)           (94,378)
    Transfers of other terminations                                                                (177,534)           (92,069)
    Interfund and net transfers to general account                                                  195,601            (46,034)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                    (41,495)           (55,669)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                       (375,138)          (174,117)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  3,009,183       $  3,384,321
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund III Growth & Income Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 517,500                                 Dividend income                                $   91,924
        shares at net asset value of $10.86                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $7,693,982)                $  5,619,040
                                                                                                                        91,924

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            9,667
NET ASSETS                                         $  5,619,040        Mortality and expense risk                       81,477
                                               -----------------
                                                                       Contract maintenance charge                       9,571
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (8,791)

0.95% Institutional          1,519      $8.38        $   12,727    REALIZED AND UNREALIZED GAINS
1.40% Institutional        463,230     $11.95         5,535,597        (LOSSES) ON INVESTMENTS:
1.55% Institutional          5,864      $8.34            48,906      Net realized losses on investments               (673,169)
2.05% Institutional          2,628      $8.30            21,810      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                  (662,018)
                                                                                                              -----------------
                           473,241                 $  5,619,040
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                 $ (1,343,978)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  7,584,540       $  9,004,885

Net decrease in net assets resulting from operations                                             (1,343,978)          (947,185)

Capital shares transactions:
    Net premiums                                                                                    457,643            639,345
    Transfers of policy loans                                                                        20,734             (6,639)
    Transfers of surrenders                                                                        (480,598)          (349,339)
    Transfers of death benefits                                                                     (13,929)           (77,851)
    Transfers of other terminations                                                                (180,773)          (164,851)
    Interfund and net transfers to general account                                                 (424,599)          (513,825)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                   (621,522)          (473,160)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                     (1,965,500)        (1,420,345)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  5,619,040       $  7,584,540
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 252,976                                 Dividend income                                $   40,589
        shares at net asset value of $11.71                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $5,159,255)                $  2,962,205
                                                                                                                        40,589

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            5,334
NET ASSETS                                         $  2,962,205        Mortality and expense risk                       44,898
                                               -----------------
                                                                       Contract maintenance charge                       6,592
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (16,235)

0.95% Institutional          1,757      $7.99        $   14,035    REALIZED AND UNREALIZED GAINS
1.40% Institutional        356,259      $8.25         2,939,137        (LOSSES) ON INVESTMENTS:
1.55% Institutional              6      $7.94                51      Net realized losses on investments               (512,943)
2.05% Institutional          1,136      $7.91             8,982      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                  (427,358)
                                                                                                              -----------------
                           359,158                 $  2,962,205
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (956,536)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  4,396,210       $  6,127,285

Net decrease in net assets resulting from operations                                               (956,536)          (946,869)

Capital shares transactions:
    Net premiums                                                                                    127,593            208,939
    Transfers of policy loans                                                                        (7,272)             4,511
    Transfers of surrenders                                                                        (258,804)          (392,484)
    Transfers of death benefits                                                                     (13,692)           (36,143)
    Transfers of other terminations                                                                 (76,142)           (86,144)
    Interfund and net transfers to general account                                                 (249,152)          (482,885)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                   (477,469)          (784,206)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                     (1,434,005)        (1,731,075)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  2,962,205       $  4,396,210
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

American Century Variable Portfolios, Inc. Balanced Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 195,319                                 Dividend income                                $   30,780
        shares at net asset value of $5.81                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $1,312,587)                $  1,134,803
                                                                                                                        30,780

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            1,732
NET ASSETS                                         $  1,134,803        Mortality and expense risk                       14,934
                                               -----------------
                                                                       Contract maintenance charge                       1,397
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          12,717

0.95% Institutional             11      $9.08         $      99    REALIZED AND UNREALIZED GAINS
1.40% Institutional         93,313     $11.50         1,073,094        (LOSSES) ON INVESTMENTS:
1.55% Institutional          2,384      $9.03            21,528      Net realized losses on investments                (72,562)
1.80% Institutional            684      $9.01             6,164      Net unrealized depreciation on
2.05% Institutional          3,773      $8.99            33,918          investments                                   (78,014)
                       ------------            -----------------                                              -----------------

                           100,165                 $  1,134,803    Net decrease in net assets resulting from
                       ------------            -----------------
                                                                       operations                                  $  (137,859)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  1,239,385       $  1,052,664

Net decrease in net assets resulting from operations                                               (137,859)           (51,858)

Capital shares transactions:
    Net premiums                                                                                    253,651            240,318
    Transfers of policy loans                                                                         1,312              1,352
    Transfers of surrenders                                                                        (104,303)           (24,947)
    Transfers of death benefits                                                                           -             (9,260)
    Transfers of other terminations                                                                 (47,240)           (31,050)
    Interfund and net transfers to general account                                                  (70,143)            62,166
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                     33,277            238,579
                                                                                            ----------------  -----------------

Total (decrease) increase in net assets                                                            (104,582)           186,721
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,134,803       $  1,239,385
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

American Century Variable Portfolios, Inc. Capital Appreciation Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 311,862                                 Dividend income                                 $       -
        shares at net asset value of $5.91                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $2,904,172)                $  1,843,106
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            3,358
NET ASSETS                                         $  1,843,106        Mortality and expense risk                       28,191
                                               -----------------
                                                                       Contract maintenance charge                       3,810
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (35,359)

0.95% Institutional             24      $7.97         $     192    REALIZED AND UNREALIZED GAINS
1.40% Institutional        175,126     $10.52         1,842,325        (LOSSES) ON INVESTMENTS:
2.05% Institutional             75      $7.89               589      Net realized losses on investments             (1,155,378)
                       ------------            -----------------
                                                                     Net unrealized appreciation on
                           175,225                 $  1,843,106          investments                                   618,004
                       ------------            -----------------                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (572,733)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  2,787,480       $  4,195,597

Net decrease in net assets resulting from operations                                               (572,733)        (1,233,421)

Capital shares transactions:
    Net premiums                                                                                    161,585            512,698
    Transfers of policy loans                                                                        (7,772)            (2,848)
    Transfers of surrenders                                                                        (216,883)          (197,013)
    Transfers of death benefits                                                                     (21,711)            (3,081)
    Transfers of other terminations                                                                 (79,827)           (66,125)
    Interfund and net transfers to general account                                                 (207,033)          (418,327)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                   (371,641)          (174,696)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                       (944,374)        (1,408,117)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,843,106       $  2,787,480
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

American Century Variable Portfolios, Inc. International Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 421,306                                 Dividend income                                $   23,932
        shares at net asset value of $5.21                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $2,519,492)                $  2,194,937
                                                                                                                        23,932

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            4,217
NET ASSETS                                         $  2,194,937        Mortality and expense risk                       37,094
                                               -----------------
                                                                       Contract maintenance charge                       4,336
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (21,715)

0.95% Institutional            433      $8.42        $    3,643    REALIZED AND UNREALIZED GAINS
1.40% Institutional        232,003      $9.31         2,159,952        (LOSSES) ON INVESTMENTS:
1.55% Institutional          3,740      $8.38            31,342      Net realized losses on investments             (1,937,662)
                       ------------            -----------------
                                                                     Net unrealized appreciation on
                           236,176                 $  2,194,937          investments                                 1,525,053
                       ------------            -----------------                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (434,324)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  3,058,129       $  4,755,934

Net decrease in net assets resulting from operations                                               (434,324)        (1,453,115)

Capital shares transactions:
    Net premiums                                                                                  3,067,282            522,731
    Transfers of policy loans                                                                           283               (920)
    Transfers of surrenders                                                                        (236,713)          (399,257)
    Transfers of death benefits                                                                     (20,159)            (7,081)
    Transfers of other terminations                                                                 (34,573)           (71,916)
    Interfund and net transfers to general account                                               (3,204,988)          (288,247)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                   (428,868)          (244,690)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                       (863,192)        (1,697,805)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  2,194,937       $  3,058,129
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

American Century Variable Portfolios, Inc. Value Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 617,763                                 Dividend income                                $   36,770
        shares at net asset value of $6.12                           Capital gains distributions                       237,462
                                                                                                              -----------------
        per share (cost $4,210,290)                $  3,780,653
                                                                                                                       274,232

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            6,335
NET ASSETS                                         $  3,780,653        Mortality and expense risk                       53,388
                                               -----------------
                                                                       Contract maintenance charge                       5,121
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         209,388

0.95% Institutional          1,002      $8.83        $    8,848    REALIZED AND UNREALIZED GAINS
1.40% Institutional        270,607     $13.83         3,742,499        (LOSSES) ON INVESTMENTS:
1.55% Institutional            605      $8.79             5,322      Net realized gains on investments                  70,163
2.05% Institutional          2,722      $8.74            23,786      Net unrealized depreciation on
2.40% Institutional             23      $8.72               198          investments                                  (963,646)
                       ------------            -----------------                                              -----------------

                           274,959                 $  3,780,653    Net decrease in net assets resulting from
                       ------------            -----------------
                                                                       operations                                  $  (684,095)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  4,125,516       $  2,180,858

Net (decrease) increase in net assets resulting from operations                                    (684,095)           340,073

Capital shares transactions:
    Net premiums                                                                                    735,569            578,802
    Transfers of policy loans                                                                         2,588               (424)
    Transfers of surrenders                                                                        (293,719)          (136,703)
    Transfers of death benefits                                                                    (123,592)           (18,423)
    Transfers of other terminations                                                                (111,935)           (94,580)
    Interfund and net transfers to general account                                                  130,321          1,275,913
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share                                                 339,232          1,604,585
                                                                                            ----------------  -----------------

Total (decrease) increase in net assets                                                            (344,863)         1,944,658
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  3,780,653       $  4,125,516
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

American Century Variable Portfolios, Inc. Income and Growth Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 263,678                                 Dividend income                                $   17,981
        shares at net asset value of $5.16                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $1,863,938)                $  1,360,528
                                                                                                                        17,981

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            2,389
NET ASSETS                                         $  1,360,528        Mortality and expense risk                       20,207
                                               -----------------
                                                                       Contract maintenance charge                       2,026
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (6,641)

0.95% Institutional            127      $8.05        $    1,021    REALIZED AND UNREALIZED GAINS
1.40% Institutional        152,965      $8.79         1,335,772        (LOSSES) ON INVESTMENTS:
1.55% Institutional              6      $8.01                51      Net realized losses on investments               (133,284)
2.05% Institutional          2,947      $7.97            23,489      Net unrealized depreciation on
2.40% Institutional             25      $7.95               195          investments                                  (233,982)
                       ------------            -----------------                                              -----------------

                           156,070                 $  1,360,528    Net decrease in net assets resulting from
                       ------------            -----------------
                                                                       operations                                  $  (373,907)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  1,864,235       $  2,051,090

Net decrease in net assets resulting from operations                                               (373,907)          (196,761)

Capital shares transactions:
    Net premiums                                                                                    140,875            268,073
    Transfers of policy loans                                                                          (892)           (10,135)
    Transfers of surrenders                                                                        (101,785)          (196,948)
    Transfers of death benefits                                                                      (1,362)            (6,323)
    Transfers of other terminations                                                                 (31,513)           (26,226)
    Interfund and net transfers to general account                                                 (135,123)           (18,535)
                                                                                            ----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                        (129,800)             9,906
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                       (503,707)          (186,855)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,360,528       $  1,864,235
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Massachusetts Financial Services Variable Insurance Trust

Research Series Portfolio
------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 168,428                                 Dividend income                                $    5,796
        shares at net asset value of $10.78                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $3,126,051)                $  1,815,487
                                                                                                                         5,796

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            3,193
NET ASSETS                                         $  1,815,487        Mortality and expense risk                       26,953
                                               -----------------
                                                                       Contract maintenance charge                       2,774
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (27,124)

0.95% Institutional          1,259      $7.76        $    9,771    REALIZED AND UNREALIZED GAINS
1.40% Institutional        226,857      $7.81         1,771,755        (LOSSES) ON INVESTMENTS:
1.55% Institutional          3,591      $7.71            27,683      Net realized losses on investments               (376,741)
2.05% Institutional            817      $7.68             6,278      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                  (238,103)
                                                                                                              -----------------
                           232,524                 $  1,815,487
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (641,968)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  2,557,926       $  2,930,830

Net decrease in net assets resulting from operations                                               (641,968)          (742,890)

Capital shares transactions:
    Net premiums                                                                                    214,413            486,299
    Transfers of policy loans                                                                         2,996              2,301
    Transfers of surrenders                                                                        (139,773)           (89,139)
    Transfers of death benefits                                                                           -            (26,209)
    Transfers of other terminations                                                                 (87,992)           (53,119)
    Interfund and net transfers to general account                                                  (90,115)            49,853
                                                                                            ----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                        (100,471)           369,986
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                       (742,439)          (372,904)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,815,487       $  2,557,926
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Massachusetts Financial Services Variable Insurance Trust

Emerging Growth Series Portfolio
------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 302,947                                 Dividend income                                 $       -
        shares at net asset value of $11.91                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $8,002,880)                $  3,607,932
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            7,291
NET ASSETS                                         $  3,607,932        Mortality and expense risk                       61,274
                                               -----------------
                                                                       Contract maintenance charge                       9,160
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (77,725)

0.95% Institutional             27      $6.99         $     188    REALIZED AND UNREALIZED GAINS
1.40% Institutional        480,042      $7.43         3,566,712        (LOSSES) ON INVESTMENTS:
1.55% Institutional          5,283      $6.95            36,716      Net realized losses on investments             (2,889,799)
2.05% Institutional            624      $6.92             4,316      Net unrealized appreciation on
                       ------------            -----------------
                                                                         investments                                   761,667
                                                                                                              -----------------
                           485,976                 $  3,607,932
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                 $ (2,205,857)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  6,963,943       $ 10,880,096

Net decrease in net assets resulting from operations                                             (2,205,857)        (3,840,240)

Capital shares transactions:
    Net premiums                                                                                    289,215          1,229,986
    Transfers of policy loans                                                                        (6,684)             1,822
    Transfers of surrenders                                                                        (368,883)          (260,549)
    Transfers of death benefits                                                                     (19,693)            (6,473)
    Transfers of other terminations                                                                (117,292)          (170,084)
    Interfund and net transfers to general account                                                 (926,817)          (870,615)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                 (1,150,154)           (75,913)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                     (3,356,011)        (3,916,153)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  3,607,932       $  6,963,943
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Massachusetts Financial Services Variable Insurance Trust

Investors Trust Series Portfolio
------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 59,772                                  Dividend income                                $    5,158
        shares at net asset value of $13.47                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $1,120,015)                 $   805,128
                                                                                                                         5,158

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            1,382
NET ASSETS                                          $   805,128        Mortality and expense risk                       11,595
                                               -----------------
                                                                       Contract maintenance charge                       1,159
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (8,978)

1.40% Institutional        104,291      $7.72       $   805,128    REALIZED AND UNREALIZED GAINS
                       ------------            -----------------
                                                                       (LOSSES) ON INVESTMENTS:
                           104,291                  $   805,128      Net realized losses on investments               (102,149)
                       ------------            -----------------
                                                                     Net unrealized depreciation on
                                                                         investments                                  (124,876)
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (236,003)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  1,107,132       $  1,051,267

Net decrease in net assets resulting from operations                                               (236,003)          (220,000)

Capital shares transactions:
    Net premiums                                                                                    100,712            231,261
    Transfers of policy loans                                                                             -                  -
    Transfers of surrenders                                                                        (107,572)           (18,413)
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                 (23,900)           (32,708)
    Interfund and net transfers to general account                                                  (35,241)            95,725
                                                                                            ----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                         (66,001)           275,865
                                                                                            ----------------  -----------------

Total (decrease) increase in net assets                                                            (302,004)            55,865
                                                                                            ----------------  -----------------

Net assets at end of year                                                                       $   805,128       $  1,107,132
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Massachusetts Financial Services Variable Insurance Trust

New Discovery Series Portfolio
------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 246,692                                 Dividend income                                 $       -
        shares at net asset value of $10.44                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $3,677,199)                $  2,575,428
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            4,651
NET ASSETS                                         $  2,575,428        Mortality and expense risk                       39,066
                                               -----------------
                                                                       Contract maintenance charge                       5,305
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (49,022)

0.95% Institutional            860      $6.97        $    5,993    REALIZED AND UNREALIZED GAINS
1.40% Institutional        190,894     $13.46         2,569,435        (LOSSES) ON INVESTMENTS:
                       ------------            -----------------
                                                                     Net realized losses on investments               (416,135)
                           191,754                 $  2,575,428      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                  (801,587)
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                 $ (1,266,744)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  3,929,335       $  3,874,269

Net decrease in net assets resulting from operations                                             (1,266,744)          (316,840)

Capital shares transactions:
    Net premiums                                                                                    478,922            710,847
    Transfers of policy loans                                                                        (4,404)               607
    Transfers of surrenders                                                                        (149,471)          (187,486)
    Transfers of death benefits                                                                      (6,691)            (4,415)
    Transfers of other terminations                                                                 (87,326)           (60,054)
    Interfund and net transfers to general account                                                 (318,193)           (87,593)
                                                                                            ----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                         (87,163)           371,906
                                                                                            ----------------  -----------------

Total (decrease) increase in net assets                                                          (1,353,907)            55,066
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  2,575,428       $  3,929,335
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Lord Abbett Series Fund, Inc. VC Growth & Income Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 196,797                                 Dividend income                                $   21,846
        shares at net asset value of $18.83                          Capital gains distributions                           484
                                                                                                              -----------------
        per share (cost $4,503,840)                $  3,705,477
                                                                                                                        22,330

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            6,079
NET ASSETS                                         $  3,705,477        Mortality and expense risk                       51,194
                                               -----------------
                                                                       Contract maintenance charge                       4,482
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (39,425)

0.95% Institutional            328      $8.20        $    2,689    REALIZED AND UNREALIZED GAINS
1.40% Institutional        327,521     $11.21         3,671,509        (LOSSES) ON INVESTMENTS:
2.05% Institutional          3,857      $8.11            31,279      Net realized losses on investments                (42,785)
                       ------------            -----------------
                                                                     Net unrealized depreciation on
                           331,706                 $  3,705,477          investments                                  (807,538)
                       ------------            -----------------                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (889,748)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  4,333,042       $  2,668,710

Net decrease in net assets resulting from operations                                               (889,748)          (269,406)

Capital shares transactions:
    Net premiums                                                                                    559,091          1,027,772
    Transfers of policy loans                                                                           371                  -
    Transfers of surrenders                                                                        (144,287)           (64,030)
    Transfers of death benefits                                                                        (919)                 -
    Transfers of other terminations                                                                (116,056)           (73,536)
    Interfund and net transfers to general account                                                  (36,017)         1,043,532
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    262,183          1,933,738
                                                                                            ----------------  -----------------

Total (decrease) increase in net assets                                                            (627,565)         1,664,332
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  3,705,477       $  4,333,042
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Lord Abbett Series Fund, Inc. VC MidCap Value Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 344,760                                 Dividend income                                $   27,208
        shares at net asset value of $13.86                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $5,128,768)                $  4,778,242
                                                                                                                        27,208

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            7,788
NET ASSETS                                         $  4,778,242        Mortality and expense risk                       65,470
                                               -----------------
                                                                       Contract maintenance charge                       6,216
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (52,266)

0.95% Institutional          1,970      $9.22        $   18,159    REALIZED AND UNREALIZED GAINS
1.40% Institutional        324,731     $14.64         4,754,056        (LOSSES) ON INVESTMENTS:
1.55% Institutional            636      $9.17             5,829      Net realized losses on investments                 (6,925)
2.40% Institutional             22      $9.10               198      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                  (689,232)
                                                                                                              -----------------
                           327,359                 $  4,778,242
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (748,423)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  4,708,859       $  1,898,823

Net (decrease) increase in net assets resulting from operations                                    (748,423)           251,546

Capital shares transactions:
    Net premiums                                                                                    867,149          1,023,101
    Transfers of policy loans                                                                         1,071                 50
    Transfers of surrenders                                                                        (306,177)          (152,537)
    Transfers of death benefits                                                                    (235,020)           (12,452)
    Transfers of other terminations                                                                (101,024)           (50,130)
    Interfund and net transfers to general account                                                  591,807          1,750,458
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    817,806          2,558,490
                                                                                            ----------------  -----------------

Total increase in net assets                                                                         69,383          2,810,036
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  4,778,242       $  4,708,859
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Lord Abbett Series Fund, Inc. VC International Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 32,674                                  Dividend income                                $    1,653
        shares at net asset value of $5.10                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $190,149)                   $   166,638
                                                                                                                         1,653

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                              253
NET ASSETS                                          $   166,638        Mortality and expense risk                        2,385
                                               -----------------
                                                                       Contract maintenance charge                         381
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (1,366)

1.40% Institutional         31,360      $5.31       $   166,522    REALIZED AND UNREALIZED GAINS
1.55% Institutional             14      $8.54               116        (LOSSES) ON INVESTMENTS:
                       ------------            -----------------
                                                                     Net realized losses on investments               (148,606)
                            31,374                  $   166,638      Net unrealized appreciation on
                       ------------            -----------------
                                                                         investments                                   113,913
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $   (36,059)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                 $   205,975        $   236,731

Net decrease in net assets resulting from operations                                                (36,059)           (70,204)

Capital shares transactions:
    Net premiums                                                                                     21,047             28,798
    Transfers of policy loans                                                                        (3,263)                (8)
    Transfers of surrenders                                                                          (1,125)            (2,332)
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                  (8,897)            (2,308)
    Interfund and net transfers to general account                                                  (11,040)            15,298
                                                                                            ----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                          (3,278)            39,448
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                        (39,337)           (30,756)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                       $   166,638        $   205,975
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C
Alger American Fund Growth Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 31,320                                  Dividend income                                 $     354
        shares at net asset value of $24.63                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $1,031,916)                 $   771,430
                                                                                                                           354

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            1,339
NET ASSETS                                          $   771,430        Mortality and expense risk                       11,433
                                               -----------------
                                                                       Contract maintenance charge                       1,132
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (13,550)

0.95% Institutional            248      $6.96        $    1,728    REALIZED AND UNREALIZED GAINS
1.40% Institutional        157,841      $4.66           735,537        (LOSSES) ON INVESTMENTS:
1.55% Institutional            857      $6.92             5,930      Net realized losses on investments               (314,350)
2.05% Institutional          4,098      $6.89            28,235      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                   (50,033)
                                                                                                              -----------------
                           163,044                  $   771,430
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (377,933)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  1,374,366        $   176,907

Net decrease in net assets resulting from operations                                               (377,933)          (256,157)

Capital shares transactions:
    Net premiums                                                                                    255,146            622,168
    Transfers of policy loans                                                                          (905)                 -
    Transfers of surrenders                                                                         (21,820)            (3,917)
    Transfers of death benefits                                                                     (46,437)                 -
    Transfers of other terminations                                                                 (23,027)            (6,707)
    Interfund and net transfers to general account                                                 (387,960)           842,072
                                                                                            ----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                        (225,003)         1,453,616
                                                                                            ----------------  -----------------

Total (decrease) increase in net assets                                                            (602,936)         1,197,459
                                                                                            ----------------  -----------------

Net assets at end of year                                                                       $   771,430       $  1,374,366
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C
Alger American Fund MidCap Growth Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 75,166                                  Dividend income                                 $       -
        shares at net asset value of $12.45                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $1,251,658)                 $   935,814
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            1,500
NET ASSETS                                          $   935,814        Mortality and expense risk                       12,732
                                               -----------------
                                                                       Contract maintenance charge                       1,420
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (15,652)

0.95% Institutional            274      $7.28        $    1,992    REALIZED AND UNREALIZED GAINS
1.40% Institutional        164,675      $5.56           915,593        (LOSSES) ON INVESTMENTS:
1.55% Institutional            573      $7.24             4,145      Net realized losses on investments               (218,793)
2.05% Institutional          1,953      $7.21            14,084      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                  (144,642)
                                                                                                              -----------------
                           167,475                  $   935,814
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (379,087)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  1,183,607        $   249,753

Net decrease in net assets resulting from operations                                               (379,087)           (75,803)

Capital shares transactions:
    Net premiums                                                                                    372,827          1,107,165
    Transfers of policy loans                                                                        (4,084)                 -
    Transfers of surrenders                                                                         (85,286)            (1,202)
    Transfers of death benefits                                                                     (34,061)                 -
    Transfers of other terminations                                                                 (24,308)           (11,789)
    Interfund and net transfers to general account                                                  (93,794)           (84,517)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    131,294          1,009,657
                                                                                            ----------------  -----------------

Total (decrease) increase in net assets                                                            (247,793)           933,854
                                                                                            ----------------  -----------------

Net assets at end of year                                                                       $   935,814       $  1,183,607
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C
Alger American Fund Leveraged AllCap Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 78,262                                  Dividend income                                 $     151
        shares at net asset value of $20.85                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $2,077,344)                $  1,631,790
                                                                                                                           151

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            2,556
NET ASSETS                                         $  1,631,790        Mortality and expense risk                       21,550
                                               -----------------
                                                                       Contract maintenance charge                       2,601
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (26,556)

0.95% Institutional          2,729      $6.85        $   18,692    REALIZED AND UNREALIZED GAINS
1.40% Institutional        397,563      $4.05         1,610,129        (LOSSES) ON INVESTMENTS:
1.55% Institutional            409      $6.82             2,787      Net realized losses on investments               (385,088)
2.40% Institutional             27      $6.76               182      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                  (366,872)
                                                                                                              -----------------
                           400,728                 $  1,631,790
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (778,516)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  1,826,061        $   422,236

Net decrease in net assets resulting from operations                                               (778,516)          (173,247)

Capital shares transactions:
    Net premiums                                                                                    459,303          1,226,332
    Transfers of policy loans                                                                        (1,787)                 -
    Transfers of surrenders                                                                         (52,345)            (1,286)
    Transfers of death benefits                                                                     (32,951)                 -
    Transfers of other terminations                                                                 (66,291)           (15,833)
    Interfund and net transfers to general account                                                  278,316            367,859
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    584,245          1,577,072
                                                                                            ----------------  -----------------

Total (decrease) increase in net assets                                                            (194,271)         1,403,825
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,631,790       $  1,826,061
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C
Alger American Fund Small Capitalization Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 22,150                                  Dividend income                                 $       -
        shares at net asset value of $12.21                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $324,606)                   $   270,449
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                              360
NET ASSETS                                          $   270,449        Mortality and expense risk                        3,067
                                               -----------------
                                                                       Contract maintenance charge                         305
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (3,732)

0.95% Institutional          1,560      $7.53        $   11,746    REALIZED AND UNREALIZED GAINS
1.40% Institutional         63,581      $4.02           255,594        (LOSSES) ON INVESTMENTS:
1.55% Institutional            415      $7.49             3,109      Net realized losses on investments                (32,992)
                       ------------            -----------------
                                                                     Net unrealized depreciation on
                            65,556                  $   270,449          investments                                   (44,339)
                       ------------            -----------------                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $   (81,063)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                 $   141,402         $   14,901

Net decrease in net assets resulting from operations                                                (81,063)           (38,849)

Capital shares transactions:
    Net premiums                                                                                     99,109            103,662
    Transfers of policy loans                                                                        (4,091)                 -
    Transfers of surrenders                                                                         (15,649)            (3,303)
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                  (3,184)            (1,399)
    Interfund and net transfers to general account                                                  133,925             66,390
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    210,110            165,350
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        129,047            126,501
                                                                                            ----------------  -----------------

Net assets at end of year                                                                       $   270,449        $   141,402
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C
Berger IPT Funds Large Cap Growth Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 127                                     Dividend income                                 $      24
        shares at net asset value of $11.19                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $1,566)                      $    1,421
                                                                                                                            24

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                           $    1,421        Mortality and expense risk                            6
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                              18

1.20% Institutional            180      $7.63        $    1,370    REALIZED AND UNREALIZED GAINS
1.55% Institutional              7      $7.61                51        (LOSSES) ON INVESTMENTS:
                       ------------            -----------------
                                                                     Net realized gains on investments                       -
                               187                   $    1,421      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                      (145)
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                   $     (127)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net decrease in net assets resulting from operations                                                                      (127)

Capital shares transactions:
    Net premiums                                                                                                         1,548
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                           -
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                         1,548
                                                                                                              -----------------

Total increase in net assets                                                                                             1,421
                                                                                                              -----------------

Net assets at end of year                                                                                           $    1,421
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C
Berger IPT Funds Small Company Growth Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 20                                      Dividend income                                 $       -
        shares at net asset value of $7.10                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $142)                         $     142
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                            $     142        Mortality and expense risk                            -
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                               -

1.55% Institutional             24      $5.94         $     142    REALIZED AND UNREALIZED GAINS
                       ------------            -----------------
                                                                       (LOSSES) ON INVESTMENTS:
                                24                    $     142      Net realized losses on investments                     (9)
                       ------------            -----------------
                                                                     Net unrealized appreciation

                                                                         on investments                                      -
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                    $      (9)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net decrease in net assets resulting from operations                                                                        (9)

Capital shares transactions:
    Net premiums                                                                                                         1,329
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                        (13)
    Interfund and net transfers to general account                                                                      (1,165)
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                           151
                                                                                                              -----------------

Total increase in net assets                                                                                               142
                                                                                                              -----------------

Net assets at end of year                                                                                            $     142
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C

Calvert Variable Series, Inc. Social Small Cap Growth Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 13                                      Dividend income                                  $      2
        shares at net asset value of $11.23                          Capital gains distributions                             3
                                                                                                              -----------------
        per share (cost $145)                         $     146
                                                                                                                             5

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                            $     146        Mortality and expense risk                            -
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                               5

1.55% Institutional             20      $7.13         $     146    REALIZED AND UNREALIZED GAINS
                       ------------            -----------------
                                                                       (LOSSES) ON INVESTMENTS:
                                20                    $     146      Net realized losses on investments                     (6)
                       ------------            -----------------
                                                                     Net unrealized appreciation on
                                                                         investments                                         1
                                                                                                              -----------------

                                                                   Net increase in net assets resulting from
                                                                       operations                                    $       -
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net increase in net assets resulting from operations                                                                         -

Capital shares transactions:
    Net premiums                                                                                                           146
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                           -
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                           146
                                                                                                              -----------------

Total increase in net assets                                                                                               146
                                                                                                              -----------------

Net assets at end of year                                                                                            $     146
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C

INVESCO Variable Investment Funds, Inc. Technology Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 1,044                                   Dividend income                                 $       -
        shares at net asset value of $8.17                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $9,886)                      $    8,530
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                           $    8,530        Mortality and expense risk                           58
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                               (58)

0.95% Institutional            120      $6.54         $     786    REALIZED AND UNREALIZED GAINS
2.05% Institutional          1,193      $6.49             7,744        (LOSSES) ON INVESTMENTS:
                       ------------            -----------------
                                                                     Net realized losses on investments                    (11)
                             1,313                   $    8,530      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                    (1,356)
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $    (1,425)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net decrease in net assets resulting from operations                                                                    (1,425)

Capital shares transactions:
    Net premiums                                                                                                         9,955
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                           -
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                         9,955
                                                                                                              -----------------

Total increase in net assets                                                                                             8,530
                                                                                                              -----------------

Net assets at end of year                                                                                           $    8,530
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C

INVESCO Variable Investment Funds, Inc. Utilities Fund

------------------------------------------------------------------------------------------

        Statement of Assets and Liabilities                                   Statement of Operations
           At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 1,522                                   Dividend income                                 $      89
        shares at net asset value of $11.16                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $16,232)                     $   16,989
                                                                                                                            89

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                           $   16,989        Mortality and expense risk                            -
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                              89

1.55% Institutional          1,999      $8.50        $   16,989    REALIZED AND UNREALIZED GAINS
                       ------------            -----------------
                                                                       (LOSSES) ON INVESTMENTS:
                             1,999                   $   16,989      Net realized gains on investments                       -
                       ------------            -----------------
                                                                     Net unrealized appreciation on
                                                                         investments                                       757
                                                                                                              -----------------

                                                                   Net increase in net assets resulting from
                                                                       operations                                    $     846
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net increase in net assets resulting from operations                                                                       846

Capital shares transactions:
    Net premiums                                                                                                        16,143
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                           -
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                        16,143
                                                                                                              -----------------

Total increase in net assets                                                                                            16,989
                                                                                                              -----------------

Net assets at end of year                                                                                           $   16,989
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C

INVESCO Variable Investment Funds, Inc. Financial Services Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 16,740                                  Dividend income                                $    1,148
        shares at net asset value of $10.50                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $175,629)                   $   175,773
                                                                                                                         1,148

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                              105
NET ASSETS                                          $   175,773        Mortality and expense risk                          922
                                               -----------------
                                                                       Contract maintenance charge                          60
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                              61

0.95% Institutional          1,184      $8.57        $   10,145    REALIZED AND UNREALIZED GAINS
1.40% Institutional         19,812      $8.36           165,628        (LOSSES) ON INVESTMENTS:
                       ------------            -----------------
                                                                     Net realized losses on investments                (14,748)
                            20,996                  $   175,773      Net unrealized appreciation on
                       ------------            -----------------
                                                                         investments                                       144
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $   (14,543)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net decrease in net assets resulting from operations                                                                   (14,543)

Capital shares transactions:
    Net premiums                                                                                                        36,645
    Transfers of policy loans                                                                                              411
    Transfers of surrenders
    Transfers of death benefits
    Transfers of other terminations                                                                                     (5,448)
    Interfund and net transfers to general account                                                                     158,708
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                       190,316
                                                                                                              -----------------

Total increase in net assets                                                                                           175,773
                                                                                                              -----------------

Net assets at end of year                                                                                          $   175,773
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C

INVESCO Variable Investment Funds, Inc. Health Sciences Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 7,885                                   Dividend income                                 $       -
        shares at net asset value of $13.75                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $114,407)                   $   108,413
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                               50
NET ASSETS                                          $   108,413        Mortality and expense risk                          512
                                               -----------------
                                                                       Contract maintenance charge                          36
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                              (598)

0.95% Institutional          1,449      $7.87        $   11,404    REALIZED AND UNREALIZED GAINS
1.40% Institutional         10,808      $8.13            87,870        (LOSSES) ON INVESTMENTS:
2.05% Institutional          1,173      $7.79             9,139      Net realized losses on investments                 (6,015)
                       ------------            -----------------
                                                                     Net unrealized depreciation on
                            13,430                  $   108,413          investments                                    (5,994)
                       ------------            -----------------                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $   (12,607)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net decrease in net assets resulting from operations                                                                   (12,607)

Capital shares transactions:
    Net premiums                                                                                                        72,655
    Transfers of policy loans                                                                                              237
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                     (2,198)
    Interfund and net transfers to general account                                                                      50,326
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                       121,020
                                                                                                              -----------------

Total increase in net assets                                                                                           108,413
                                                                                                              -----------------

Net assets at end of year                                                                                          $   108,413
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C
LEVCO Series Trust Equity Value Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 545                                     Dividend income                                 $       -
        shares at net asset value of $7.90                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $4,698)                      $    4,305
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                2
NET ASSETS                                           $    4,305        Mortality and expense risk                           18
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                               (20)

0.95% Institutional             13      $7.40         $      99    REALIZED AND UNREALIZED GAINS
1.40% Institutional            571      $7.36             4,206        (LOSSES) ON INVESTMENTS:
                       ------------            -----------------
                                                                     Net realized losses on investments                     (4)
                               584                   $    4,305      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                      (393)
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                   $     (417)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net decrease in net assets resulting from operations                                                                      (417)

Capital shares transactions:
    Net premiums                                                                                                         4,373
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                         349
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                         4,722
                                                                                                              -----------------

Total increase in net assets                                                                                             4,305
                                                                                                              -----------------

Net assets at end of year                                                                                           $    4,305
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Bond Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 1,672                                   Dividend income                                 $       -
        shares at net asset value of $12.54                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $20,608)                     $   20,971
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                           $   20,971        Mortality and expense risk                            -
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                               -

0.95% Institutional          1,951     $10.60        $   20,677    REALIZED AND UNREALIZED GAINS
1.55% Institutional             28     $10.56               294        (LOSSES) ON INVESTMENTS:
                       ------------            -----------------
                                                                     Net realized gains on investments                       4
                             1,979                   $   20,971      Net unrealized appreciation on
                       ------------            -----------------
                                                                         investments                                       363
                                                                                                              -----------------

                                                                   Net increase in net assets resulting from
                                                                       operations                                    $     367
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net increase in net assets resulting from operations                                                                       367

Capital shares transactions:
    Net premiums                                                                                                        20,604
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                           -
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                        20,604
                                                                                                              -----------------

Total increase in net assets                                                                                            20,971
                                                                                                              -----------------

Net assets at end of year                                                                                           $   20,971
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C

J.P. Morgan Series Trust II Small Company Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 355                                     Dividend income                                 $       -
        shares at net asset value of $10.34                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $3,722)                      $    3,671
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                           $    3,671        Mortality and expense risk                            -
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                               -

1.55% Institutional            483      $7.60        $    3,671    REALIZED AND UNREALIZED GAINS
                       ------------            -----------------
                                                                       (LOSSES) ON INVESTMENTS:
                               483                   $    3,671      Net realized gains on investments                       -
                       ------------            -----------------
                                                                     Net unrealized depreciation on
                                                                         investments                                       (51)
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                    $     (51)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net decrease in net assets resulting from operations                                                                       (51)

Capital shares transactions:
    Net premiums                                                                                                         3,722
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                           -
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                         3,722
                                                                                                              -----------------

Total increase in net assets                                                                                             3,671
                                                                                                              -----------------

Net assets at end of year                                                                                           $    3,671
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Nova Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 464                                     Dividend income                                 $       -
        shares at net asset value of $5.18                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $2,500)                      $    2,402
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                           $    2,402        Mortality and expense risk                            -
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                               -

0.95% Institutional            345      $6.96        $    2,402    REALIZED AND UNREALIZED GAINS
                       ------------            -----------------
                                                                       (LOSSES) ON INVESTMENTS:
                               345                   $    2,402      Net realized gains on investments                       -
                       ------------            -----------------
                                                                     Net unrealized depreciation on
                                                                         investments                                       (98)
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                    $     (98)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net decrease in net assets resulting from operations                                                                       (98)

Capital shares transactions:
    Net premiums                                                                                                         2,500
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                           -
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                         2,500
                                                                                                              -----------------

Total increase in net assets                                                                                             2,402
                                                                                                              -----------------

Net assets at end of year                                                                                           $    2,402
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust OTC Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 263                                     Dividend income                                 $       -
        shares at net asset value of $9.06                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $2,526)                      $    2,383
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                           $    2,383        Mortality and expense risk                            -
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                               -

0.95% Institutional            310      $7.61        $    2,358    REALIZED AND UNREALIZED GAINS
1.55% Institutional              3      $7.58                25        (LOSSES) ON INVESTMENTS:
                       ------------            -----------------
                                                                     Net realized gains on investments                       -
                               313                   $    2,383      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                      (143)
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                   $     (143)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net decrease in net assets resulting from operations                                                                      (143)

Capital shares transactions:
    Net premiums                                                                                                         2,526
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                           -
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                         2,526
                                                                                                              -----------------

Total increase in net assets                                                                                             2,383
                                                                                                              -----------------

Net assets at end of year                                                                                           $    2,383
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C

Rydex Variable Trust U.S. Government Money Market Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 1,281,208                               Dividend income                                 $     240
        shares at net asset value of $1.00                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $1,281,208)                $  1,281,208
                                                                                                                           240

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                         $  1,281,208        Mortality and expense risk                            -
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                             240

1.55% Institutional        104,766      $9.93      $  1,040,327    REALIZED AND UNREALIZED GAINS
2.05% Institutional         24,356      $9.89           240,881        (LOSSES) ON INVESTMENTS:
                       ------------            -----------------
                                                                     Net realized gains on investments                       -
                           129,122                 $  1,281,208      Net unrealized appreciation
                       ------------            -----------------
                                                                         on investments                                      -
                                                                                                              -----------------

                                                                   Net increase in net assets resulting from
                                                                       operations                                    $     240
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net increase in net assets resulting from operations                                                                       240

Capital shares transactions:
    Net premiums                                                                                                     1,280,968
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                           -
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                     1,280,968
                                                                                                              -----------------

Total increase in net assets                                                                                         1,281,208
                                                                                                              -----------------

Net assets at end of year                                                                                         $  1,281,208
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C

Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 3,928                                   Dividend income                                 $       -
        shares at net asset value of $10.30                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $38,150)                     $   40,460
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                               37
NET ASSETS                                           $   40,460        Mortality and expense risk                          313
                                               -----------------
                                                                       Contract maintenance charge                          11
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                              (361)

0.95% Institutional             21      $9.41         $     200    REALIZED AND UNREALIZED GAINS
1.40% Institutional          4,712      $8.52            40,145        (LOSSES) ON INVESTMENTS:
1.55% Institutional             12      $9.36               115      Net realized losses on investments                 (9,714)
                       ------------            -----------------
                                                                     Net unrealized appreciation on
                             4,745                   $   40,460          investments                                     2,310
                       ------------            -----------------                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $    (7,765)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net decrease in net assets resulting from operations                                                                    (7,765)

Capital shares transactions:
    Net premiums                                                                                                         8,175
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                            (10,802)
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                     (2,073)
    Interfund and net transfers to general account                                                                      52,925
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                        48,225
                                                                                                              -----------------

Total increase in net assets                                                                                            40,460
                                                                                                              -----------------

Net assets at end of year                                                                                           $   40,460
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C

Van Eck Worldwide Insurance Trust Worldwide Emerging Markets Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 16,765                                  Dividend income                                 $       -
        shares at net asset value of $7.89                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $135,622)                   $   132,276
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                          $   132,276        Mortality and expense risk                        9,235
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (9,235)

1.20% Institutional            176      $8.41        $    1,478    REALIZED AND UNREALIZED GAINS
1.55% Institutional         15,590      $8.39           130,798        (LOSSES) ON INVESTMENTS:
                       ------------            -----------------
                                                                     Net realized losses on investments               (485,450)
                            15,766                  $   132,276      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                    (3,346)
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (498,031)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net decrease in net assets resulting from operations                                                                  (498,031)

Capital shares transactions:
    Net premiums                                                                                                     2,925,869
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                  (2,295,562)
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                       630,307
                                                                                                              -----------------

Total increase in net assets                                                                                           132,276
                                                                                                              -----------------

Net assets at end of year                                                                                          $   132,276
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C

Van Eck Worldwide Insurance Trust Levin MidCap Value Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 264                                     Dividend income                                 $       -
        shares at net asset value of $7.08                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $1,847)                      $    1,869
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                           $    1,869        Mortality and expense risk                            1
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                                (1)

1.55% Institutional            182     $10.27        $    1,869    REALIZED AND UNREALIZED GAINS
                       ------------            -----------------
                                                                       (LOSSES) ON INVESTMENTS:
                               182                   $    1,869      Net realized gains on investments                       -
                       ------------            -----------------
                                                                     Net unrealized appreciation on
                                                                         investments                                        22
                                                                                                              -----------------

                                                                   Net increase in net assets resulting from
                                                                       operations                                    $      21
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net increase in net assets resulting from operations                                                                        21

Capital shares transactions:
    Net premiums                                                                                                         1,848
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                           -
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                         1,848
                                                                                                              -----------------

Total increase in net assets                                                                                             1,869
                                                                                                              -----------------

Net assets at end of year                                                                                           $    1,869
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

--------------------------------------------------------------------------------


1.     Organization and Significant Accounting Policies

       Organization

       Midland National Life Separate Account C ("Separate Account"), a unit investment trust, is a segregated investment account of Midland National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account is used to fund variable annuity contracts of the Company. Sammons Securities Corporation serves as the underwriter of the Separate Account.

       Investments

       The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance Products Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund III ("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"), Massachusetts Financial Services Variable Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc. ("LAC"), Alger American Fund ("FAM"), Berger IPT Funds ("BFG"), Calvert Variable Series, Inc. ("CAM"), INVESCO Variable Investment Funds, Inc. ("INV"), J.P. Morgan Series Trust II ("JP"), Rydex Variable Trust ("RYDEX"), LEVCO Series Trust ("LEVCO"), and Van Eck Worldwide Insurance Trust ("VE") (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.

       The VIPF Midcap portfolio and the FAM Growth, MidCap Growth, Leveraged AllCap, and Small Capitalization portfolios were introduced in 2000. The BFG Large Cap Growth Fund, BFG Small Company Growth Fund , CAM Social Small Cap Growth Portfolio, CAM Social Mid Cap Growth Portfolio, INV Technology Fund, INV Utilities Fund, INV Financial Services Fund, INV Health Sciences Fund, J.P. Bond Portfolio, J.P. Small Company Portfolio, RYDEX Nova Fund, RYDEX OTC Fund, RYDEX US Government Money Market Fund, RYDEX Ursa Fund, RYDEX Arktos Fund, VE Worldwide Hard Assets Fund, VE Worldwide Emerging Markets Fund, VE Levin MidCap Fund, and LEVCO Equity Value Fund portfolios were introduced effective May 1, 2002. Through December 31, 2002, the CAM Social Mid Cap Growth Portfolio, CAM Social Equity Portfolio, RYDEX Ursa Fund, and RYDEX Arktos Fund portfolios had no investment activity. All other portfolios have been in existence for more than three years.

       Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date. Dividends are automatically reinvested in shares of the Funds.

       Investment income is recorded when earned. The first-in, first-out (FIFO) method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

       Federal Income Taxes

       The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

       Use of Estimates

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.     Expenses and Related Party Transactions

       The Company is compensated for certain expenses as described below. The rates of each applicable charge is described in the Separate Account's prospectus.

o A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

o A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

o A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

       Each management company of the Separate Account charges fees for their management advisory services as well as other operating expenses. The fees differ between companies and by portfolio within each company; however, the fees are generally calculated based on an annual rate applied to the average net asset of the respective portfolios. The effect of the fees are netted within the share value of the respective portfolios. The portfolio fee rates charged for the years ended December 31, 2002 and 2001, respectively, were as follows:

                                                                                                2002        2001

Fidelity Variable Insurance Products Fund I:
    Money Market Portfolio                                                                     0.28%       0.35%
    High Income Portfolio                                                                      0.71%       0.68%
    Equity-Income Portfolio                                                                    0.58%       0.56%
    Growth Portfolio                                                                           0.68%       0.65%
    Overseas Portfolio                                                                         0.92%       0.89%
    Midcap Portfolio                                                                           0.69%       0.74%
Fidelity Variable Insurance Products Fund II:
    Asset Manager Portfolio                                                                    0.64%       0.61%
    Investment Grade Bond Portfolio                                                            0.54%       0.54%
    Index 500 Portfolio                                                                        0.28%       0.28%
    Contrafund Portfolio                                                                       0.68%       0.66%
    Asset Manager: Growth Portfolio                                                            0.73%       0.69%
Fidelity Variable Insurance Products Fund III:
    Balanced Portfolio                                                                         0.57%       0.58%
    Growth & Income Portfolio                                                                  0.59%       0.58%
    Growth Opportunities Portfolio                                                             0.69%       0.68%
American Century Variable Portfolios. Inc.:
    Balanced Portfolio                                                                         0.90%       0.90%
    Capital Appreciation Portfolio                                                             1.00%       0.98%
    International Portfolio                                                                    1.50%       1.23%
    Value Portfolio                                                                            1.00%       1.00%
    Income and Growth Portfolio                                                                0.70%       0.70%
Massachusetts Financial Services Variable Insurance Trust:
    Research Series Portfolio                                                                  0.90%       0.85%
    Emerging Growth Series Portfolio                                                           0.87%       0.85%
    Investors Trust Series Portfolio                                                           0.90%       0.87%
    New Discovery Series Portfolio                                                             1.06%       1.06%
Lord Abbett Series Fund, Inc.:
    VC Growth & Income Portfolio                                                               0.77%       1.03%
    VC MidCap Value Portfolio                                                                  0.85%       0.35%
    VC International Portfolio                                                                 1.10%       0.35%
Alger American Fund:
    Growth Portfolio                                                                           0.75%       0.79%
    MidCap Growth Portfolio                                                                    0.80%       0.84%
    Leveraged AllCap Portfolio                                                                 0.85%       0.90%
    Small Capitalization Portfolio                                                             0.85%       0.90%
Berger IPT Funds:
    Large Cap Growth Fund                                                                      1.15%
    Small Company Growth Fund                                                                  1.23%


       Portfolio fee rates (continued)
                                                                                              2002        2001

Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio                                                          1.39%
INVESCO Variable Investment Funds, Inc.:
    Technology Fund                                                                            1.07%
    Utilities Fund                                                                             1.37%
    Financial Services Fund                                                                    1.07%
    Health Sciences Fund                                                                       1.06%
LEVCO Series Trust:
    Equity Value Fund                                                                          1.10%
J.P. Morgan Series Trust II:
    Bond Portfolio                                                                             0.75%
    Small Company Portfolio                                                                    1.15%
Rydex Variable Trust:
    Nova Fund                                                                                  1.45%
    OTC Fund                                                                                   1.45%
    US Government Money Market Fund                                                            1.19%
Van Eck Worldwide Insurance Trust:
    Worldwide Hard Assets Fund                                                                 1.15%
    Worldwide Emerging Markets Fund                                                            1.28%
    Levin MidCap Value Fund                                                                    1.75%


3.     Purchases and Sales of Investment Securities

       The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2002 and 2001 were as follows:

                                                        2002                                 2001
                                         -----------------------------------  -----------------------------------
 Portfolio                                  Purchases            Sales           Purchases            Sales

Fidelity Variable Insurance Products
      Fund I:

    Money Market Portfolio                   $175,705,737      $178,500,290       $ 42,192,409      $ 38,699,932
    High Income Portfolio                         681,694           984,973          1,314,428         1,130,803
    Equity-Income Portfolio                     2,967,722         5,473,898          7,726,103         8,265,159
    Growth Portfolio                            3,325,989         8,518,114         11,884,510        15,297,506
    Overseas Portfolio                         29,150,768        29,964,867          1,339,449         1,268,400
    Midcap Portfolio                            2,453,630         1,296,937          2,378,335         1,005,279
Fidelity Variable Insurance Products
      Fund II:

    Asset Manager Portfolio                       944,586         1,539,931          1,648,894         2,661,715
    Investment Grade Bond Portfolio             4,166,864         2,770,064          4,341,951         2,135,897
    Index 500 Portfolio                         2,922,565         6,665,311          5,151,206         9,522,427
    Contrafund Portfolio                        2,071,621         4,100,612          3,337,811         4,557,977
    Asset Manager: Growth Portfolio               359,477           983,103          1,175,390         1,684,448
Fidelity Variable Insurance Products
      Fund III:

    Balanced Portfolio                            687,786           681,130            675,537           656,616
    Growth & Income Portfolio                     815,887         1,446,199          1,618,831         1,739,612
    Growth Opportunities Portfolio                245,319           739,023            402,461         1,244,597
American Century Variable
      Portfolios, Inc.:

    Balanced Portfolio                            404,180           358,186            490,784           207,806
    Capital Appreciation Portfolio                340,583           747,583          2,298,986         1,303,631
    International Portfolio                    52,538,722        52,989,306          1,221,726         1,134,556
    Value Portfolio                             2,283,857         1,735,237          2,176,829           590,314
    Income & Growth Portfolio                     275,626           412,068            383,811           385,911
Massachusetts Financial Services
      Variable Insurance Trust:
    Research Series Portfolio                     332,527           460,122          1,236,016           546,435
    Emerging Growth Series Portfolio              533,936         1,761,815          2,505,781         2,167,359
    Investors Trust Series Portfolio              218,371           293,349            493,486           197,968
    New Discovery Series Portfolio                885,535         1,021,721          1,759,047         1,320,401
Lord Abbett Series Fund, Inc.:
    VC Growth & Income Portfolio                1,146,238           923,474          2,663,143           669,864
    VC MidCap Value Portfolio                   2,770,317         2,004,776          3,527,608           992,485
    VC International Portfolio                    506,173           510,816             66,685            30,258
Alger American Fund:
    Growth Portfolio                              570,726           809,279          2,111,338           516,395
    MidCap Growth Portfolio                       461,087           345,116          1,949,597           505,316
    Leveraged AllCap Portfolio                  1,362,990           805,303          2,085,299           486,157
    Small Capitalization Portfolio                291,352            84,974            289,898           126,077
Berger IPT Funds:
    Large Cap Growth Fund                           1,572                 6
    Small Company Growth Fund                         592               442


       The aggregate cost of purchases and proceeds from sales of investments
       (continued).



                                                       2002                                 2001
                                         -----------------------------------  -----------------------------------
 Portfolio                                  Purchases            Sales           Purchases            Sales

Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio           $     296         $     145
INVESCO Variable Investment
      Funds, Inc.:
    Technology Fund                                 9,955                58
    Utilities Fund                                 16,232                 -
    Financial Services Fund                       258,278            67,901
    Health Sciences Fund                          192,724            72,302
LEVCO Series Trust:
    Equity Value Fund                               4,722                20
J.P. Morgan Series Trust II:
    Bond Portfolio                                 20,899               295
    Small Company Portfolio                         3,722                 -
Rydex Variable Trust:
    Nova Fund                                       2,500                 -
    OTC Fund                                        2,526                 -
    US Government Money Market
        Fund                                    1,281,208                 -
Van Eck Worldwide Insurance
      Trust:
    Worldwide Hard Assets Fund                     94,591            46,727
    Worldwide Emerging Markets
        Fund                                   64,995,819        64,374,747
    Levin MidCap Value Fund                         1,848                 1
                                         -----------------  ----------------  -----------------  ----------------

                                             $358,309,349      $373,490,221       $110,447,349      $101,051,301
                                         -----------------  ----------------  -----------------  ----------------


       Purchases and sales in investment shares for the years ended December 31, 2002 and 2001 were as follows:

                                                               2002                              2001
                                                 ---------------------------------  -----------------------------
 Portfolio                                          Purchases          Sales          Purchases        Sales

Fidelity Variable Insurance Products
      Fund I:

    Money Market Portfolio                           175,705,737      178,500,290      42,192,409     38,699,932
    High Income Portfolio                                120,420          173,175         177,871        160,283
    Equity-Income Portfolio                              142,955          272,312         336,147        364,558
    Growth Portfolio                                     115,975          305,606         318,949        441,458
    Overseas Portfolio                                 2,269,459        2,307,823          77,981         82,468
    Midcap Portfolio                                     130,138           72,508         126,737         54,129
Fidelity Variable Insurance Products
      Fund II:

    Asset Manager Portfolio                               70,660          119,664         112,588        180,956
    Investment Grade Bond Portfolio                      320,781          213,325         345,594        169,891
    Index 500 Portfolio                                   25,166           59,503          37,332         71,733
    Contrafund Portfolio                                 106,947          214,303         159,070        225,583
    Asset Manager: Growth Portfolio                       31,271           88,079          89,818        133,822
Fidelity Variable Insurance Products
      Fund III:

    Balanced Portfolio                                    55,199           54,389          49,275         48,864
    Growth & Income Portfolio                             69,349          126,870         117,936        133,011
    Growth Opportunities Portfolio                        18,740           56,326          25,509         80,341
American Century Variable
      Portfolios, Inc.:
    Balanced Portfolio                                    66,958           59,710          73,929         30,654
    Capital Appreciation Portfolio                        49,859          109,661         244,907        139,124
    International Portfolio                            8,371,844        8,414,594         151,966        152,810
    Value Portfolio                                      340,673          277,414         314,491         86,952
    Income & Growth Portfolio                             49,741           74,644          58,050         57,948
Massachusetts Financial Services
      Variable Insurance Trust:
    Research Series Portfolio                             26,426           36,624          74,090         36,337
    Emerging Growth Series Portfolio                      36,547          120,916         118,871        108,812
    Investments Trust Series Portfolio                    14,641           19,501          26,004         11,409
    New Discovery Series Portfolio                        70,150           80,782         115,301         91,226
Lord Abbett Series Fund, Inc.:
    VC Growth & Income Portfolio                          54,832           45,532         112,703         30,068
    VC MidCap Value Portfolio                            185,042          145,062         241,934         69,200
    VC International Portfolio                            86,145           86,374           9,618          4,371
Alger American Fund:
    Growth Portfolio                                      19,013           25,070          47,874         14,239
    MidCap Growth Portfolio                               30,854           22,673          86,423         27,596
    Leveraged AllCap Portfolio                            54,297           33,913          62,619         15,623
    Small Capitalization Portfolio                        20,047            6,441          14,621          6,711
Berger IPT Funds:
    Large Cap Growth Fund                                    128                1
    Small Company Growth Fund                                 80               60

       Purchases and sales in investment shares (continued).

                                                               2002                              2001
                                                 ---------------------------------  -----------------------------
 Portfolio                                          Purchases          Sales          Purchases        Sales

Calvert Variable Series, Inc.:
    Social Small Cap Growth Portfolio                         26               13
INVESCO Variable Investment
      Funds, Inc.:
    Technology Fund                                        1,051                7
    Utilities Fund                                         1,522
    Financial Services Fund                               23,232            6,492
    Health Sciences Fund                                  12,870            4,985
LEVCO Series Trust:
    Equity Value Fund                                        547                2
J.P. Morgan Series Trust II:
    Bond Portfolio                                         1,695               23
    Small Company Portfolio                                  355
Rydex Variable Trust:
    Nova Fund                                                464
    OTC Fund                                                 263
    US Government Money Market Fund                    1,281,208
Van Eck Worldwide Insurance Trust:
    Worldwide Hard Assets Fund                             8,914            4,985
    Worldwide Emerging Markets Fund                    8,249,845        8,233,080
    Levin MidCap Value Fund                                  265                1
                                                 ----------------  ---------------  --------------  -------------

                                                     198,244,333      200,372,733      45,922,618     41,730,109
                                                 ----------------  ---------------  --------------  -------------

4.     Summary of Changes from Unit Transactions

       Transactions in units for the years ended December 31, 2002 and 2001 were as follows:

                                                                 2002                            2001
                                                    ------------------------------  -----------------------------
 Portfolio                                            Purchases         Sales         Purchases        Sales
Fidelity Variable Insurance Products
      Fund I:

    Money Market Portfolio                             15,647,106      15,819,000       3,104,365      2,868,240
    High Income Portfolio                                  30,907          93,274          68,117         94,877
    Equity-Income Portfolio                               102,568         243,030         256,434        336,979
    Growth Portfolio                                      167,735         404,290         320,242        582,414
    Overseas Portfolio                                  2,658,853       2,696,464          39,270         80,907
    Midcap Portfolio                                      262,352         142,405         258,387        107,403
Fidelity Variable Insurance Products
      Fund II:

    Asset Manager Portfolio                                44,172          94,704          69,393        150,073
    Investment Grade Bond Portfolio                       255,626         174,632         281,310        141,839
    Index 500 Portfolio                                   121,972         288,767         176,270        348,166
    Contrafund Portfolio                                   95,962         186,460         113,915        194,291
    Asset Manager: Growth Portfolio                        15,905          59,290          47,102         92,531
Fidelity Variable Insurance Products
      Fund III:

    Balanced Portfolio                                     52,380          55,252          43,913         49,390
    Growth & Income Portfolio                              58,924         107,363          76,779        112,345
    Growth Opportunities Portfolio                         22,539          74,228          34,149        106,457
American Century Variable
      Portfolios, Inc.:
    Balanced Portfolio                                     33,301          29,274          33,111         14,628
    Capital Appreciation Portfolio                         25,687          56,300          67,937         81,830
    International Portfolio                             4,841,126       4,862,926          59,319         81,498
    Value Portfolio                                       137,501         119,601         143,118         37,214
    Income & Growth Portfolio                              28,080          41,669          32,246         31,257
Massachusetts Financial Services
      Variable Insurance Trust:
    Research Series Portfolio                              34,840          46,995          74,437         47,492
    Emerging Growth Series Portfolio                       57,652         183,732         150,567        165,594
    Investments Trust Series Portfolio                     24,869          32,327          42,019         18,198
    New Discovery Series Portfolio                         54,184          59,298          82,443         67,333
Lord Abbett Series Fund, Inc.:
    VC Growth & Income Portfolio                           91,903          72,764         183,080         47,600
    VC MidCap Value Portfolio                             170,962         129,793         225,016         61,768
    VC International Portfolio                            154,483         154,518           9,019          3,759
Alger American Fund:
    Growth Portfolio                                       95,098         126,976         245,517         72,409
    MidCap Growth Portfolio                                67,561          47,912         182,950         63,872
    Leveraged AllCap Portfolio                            275,125         167,904         313,694         76,441
    Small Capitalization Portfolio                         58,684          18,725          43,398         19,675
Berger IPT Funds:
    Large Cap Growth Fund                                     187               -
    Small Company Growth Fund                                  97              73

       Transactions in units (continued).
                                                                2002                            2001
                                                    ------------------------------  -----------------------------
 Portfolio                                            Purchases         Sales         Purchases        Sales

Calvert Variable Series, Inc.:
    Social Small Cap Growth Portfolio                          41              21
INVESCO Variable Investment
      Funds, Inc.:
    Technology Fund                                         1,313               -
    Utilities Fund                                          1,999               -
    Financial Services Fund                                29,032           8,036
    Health Sciences Fund                                   21,895           8,465
LEVCO Series Trust:
    Equity Value Fund                                         584               -
J.P. Morgan Series Trust II:
    Bond Portfolio                                          2,007              28
    Small Company Portfolio                                   483               -
Rydex Variable Trust:
    Nova Fund                                                 345               -
    OTC Fund                                                  313               -
    US Government Money Market Fund                       129,122               -
Van Eck Worldwide Insurance Trust:
    Worldwide Hard Assets Fund                             10,708           5,963
    Worldwide Emerging Markets Fund                     7,720,260       7,704,495
    Levin MidCap Value Fund                                   182               -
                                                    --------------  --------------  --------------  -------------

                                                       33,606,625      34,316,954       6,777,517      6,156,480
                                                    --------------  --------------  --------------  -------------


5.     Net Assets

       Net assets at December 31, 2002, consisted of the following:


                                                               Accumulated          Net
                                                               Net Investment    Unrealized
                                               Capital          Income and      Appreciation
                                                Share          Net Realized     (Depreciation)
Portfolio                                   Transactions       Gains (Losses)   of Investments        Total

Fidelity Variable Insurance Products
      Fund I:

    Money Market Portfolio                    $  9,607,793       $ 2,317,764         $      -       $ 11,925,557
    High Income Portfolio                        3,990,095           285,886       (1,235,617)         3,040,364
    Equity-Income Portfolio                     11,939,723         9,329,361       (4,686,431)        16,582,653
    Growth Portfolio                            27,238,916        12,057,040      (17,819,652)        21,476,304
    Overseas Portfolio                           3,046,391           206,854         (433,835)         2,819,410
    Midcap Portfolio                             3,765,007          (163,510)        (257,636)         3,343,861
Fidelity Variable Insurance Products
      Fund II:

    Asset Manager Portfolio                      3,455,374         3,856,086       (1,416,071)         5,895,389
    Investment Grade Bond Portfolio              7,355,208         1,048,290          612,673          9,016,171
    Index 500 Portfolio                         25,749,798         5,124,298      (10,193,248)        20,680,848
    Contrafund Portfolio                        14,475,009         4,890,023       (4,641,905)        14,723,127
    Asset Manager: Growth Portfolio              3,305,172         1,069,575       (1,332,663)         3,042,084
Fidelity Variable Insurance Products
      Fund III:

    Balanced Portfolio                           3,420,981           141,745         (553,543)         3,009,183
    Growth & Income Portfolio                    7,192,260           501,722       (2,074,942)         5,619,040
    Growth Opportunities Portfolio               5,382,990          (223,735)      (2,197,050)         2,962,205
American Century Variable
      Portfolios, Inc.:

    Balanced Portfolio                           1,258,821            53,766         (177,784)         1,134,803
    Capital Appreciation Portfolio               3,427,740          (523,568)      (1,061,066)         1,843,106
    International Portfolio                      3,959,791        (1,440,299)        (324,555)         2,194,937
    Value Portfolio                              3,835,501           374,789         (429,637)         3,780,653
    Income & Growth Portfolio                    2,035,320          (171,383)        (503,409)         1,360,528
Massachusetts Financial Services
      Variable Insurance Trust:
    Trust Research Series Portfolio              3,213,150           (87,099)      (1,310,564)         1,815,487
    Emerging Growth Series Portfolio            11,160,921        (3,158,040)      (4,394,949)         3,607,932
    Investors Trust Series Portfolio             1,246,596          (126,582)        (314,886)           805,128
    New Discovery Series Portfolio               4,290,892          (613,694)      (1,101,770)         2,575,428
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                 4,451,266            52,574         (798,363)         3,705,477
    VC MidCap Value Portfolio                    4,990,284           138,483         (350,525)         4,778,242
    VC International Portfolio                     365,770          (175,621)         (23,511)           166,638
Alger American Fund:
    Growth Portfolio                             1,407,161          (375,245)        (260,486)           771,430
    MidCap Growth Portfolio                      2,163,773          (362,181)        (223,324)         1,578,268
    Leveraged AllCap Portfolio                   1,847,180          (319,769)        (538,075)           989,336
    Small Capitalization Portfolio                 392,987           (68,381)         (54,157)           270,449




       Net assets (continued).
                                                               Accumulated          Net
                                                               Net Investment    Unrealized
                                               Capital          Income and      Appreciation
                                                Share          Net Realized     (Depreciation)
Portfolio                                   Transactions       Gains (Losses)   of Investments        Total

Berger IPT Funds:
    Large Cap Growth Fund                       $    1,548          $     18        $    (145)        $    1,421
    Small Company Growth Fund                          151                (9)               -                142
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio                  146                (1)               1                146
INVESCO Variable Investment
      Funds, Inc.:
    Technology Fund                                  9,955               (69)          (1,356)             8,530
    Utilities Fund                                  16,143                89              757             16,989
    Financial Services Fund                        190,316           (14,687)             144            175,773
    Health Sciences Fund                           121,020            (6,613)          (5,994)           108,413
LEVCO Series Trust:
    Equity Value Fund                                4,722               (24)            (393)             4,305
J.P. Morgan Series Trust II:
    Bond Portfolio                                  20,604                 4              363             20,971
    Small Company Portfolio                          3,722                 -              (51)             3,671
Rydex Variable Trust:
    Nova Fund                                        2,500                 -              (98)             2,402
    OTC Fund                                         2,526                 -             (143)             2,383
    US Government Money Market Fund              1,280,968               240                -          1,281,208
Van Eck Worldwide Insurance Trust:
    Worldwide Hard Assets Fund                      48,225           (10,075)           2,310             40,460
    Worldwide Emerging Markets Fund                630,307          (494,685)          (3,346)           132,276
    Levin MidCap Value Fund                          1,848                (1)              22              1,869
                                           ----------------   ---------------  ---------------   ----------------

                                              $182,306,571       $33,113,336     $(58,104,910)      $157,314,997
                                           ----------------   ---------------  ---------------   ----------------


6.     Financial Highlights

       The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

       The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

                                               At December 31                        For the Year Ended December 31
                                   -----------------------------------------  -------------------------------------------
                                              Unit Fair Value                 Investment Expense Ratio    Total Return
                                                 Lowest to                     Income     Lowest to        Lowest to
                                     Units        Highest       Net Assets     Ratio*     Highest**        Highest***
                                   ----------- --------------- -------------  ---------- -------------  -----------------
Net assets represented by:
   Fidelity Variable Insurance Products
     Fund I:

    Money Market Portfolio

         2002                         918,789  $9.95 to 13.53   $11,925,557       1.76%     1.40%       -0.50% to 0.50%
         2001                       1,090,683      13.50        $14,720,110       4.53%     1.40%            2.74%
         2000                         854,558      13.14        $11,227,632       5.32%     1.40%            4.78%
         1999                       1,259,530      12.54        $15,789,032       4.98%     1.40%            3.72%

    High Income Portfolio

         2002                         289,628  10.12 to 10.50    $3,040,364      11.22%     1.40%        1.20% to 2.20%
         2001                         351,995      10.30         $3,624,840      13.53%     1.40%           -12.93%
         2000                         378,755      11.83         $4,481,899       8.02%     1.40%           -23.58%
         1999                         457,402      15.48         $7,080,699       9.08%     1.40%            6.61%

    Equity-Income Portfolio

         2002                         868,807  8.28 to 19.24    $16,582,653       1.82%     1.40%       -18.13% to -16.40%
         2001                       1,009,270      23.50        $23,717,964       1.74%     1.40%            -6.30%
         2000                       1,089,815      25.08        $27,330,870       1.73%     1.40%            6.91%
         1999                       1,292,017      23.46        $30,310,122       1.42%     1.40%            4.83%

    Growth Portfolio

         2002                       1,294,208  7.00 to 16.73    $21,476,304       0.26%     1.40%       -31.10% to -29.40%
         2001                       1,530,764      24.28        $37,169,639       0.08%     1.40%           -18.82%
         2000                       1,792,936      29.91        $53,620,470       0.11%     1.40%           -12.21%
         1999                       1,444,405      34.07        $49,214,344       0.13%     1.40%            35.52%

    Overseas Portfolio

         2002                         267,652  8.26 to 10.55     $2,819,410       0.84%     1.40%       -21.39% to -16.60%
         2001                         305,263      13.42         $4,096,695       5.50%     1.40%           -22.29%
         2000                         346,900      17.27         $5,989,762       1.42%     1.40%           -20.23%
         1999                         293,703      21.65         $6,358,194       1.28%     1.40%            40.58%

    Midcap Portfolio

         2002                         394,026   8.48 to 9.00     $3,343,861       0.82%     1.40%       -11.08% to -10.00%
         2001                         274,080       9.54         $2,613,794       0.00%     1.40%            -4.50%
         2000                         123,097       9.99         $1,230,175       0.76%     1.40%            -0.10%



                                                 At December 31                     For the Year Ended December 31
                                   -----------------------------------------  -------------------------------------------
                                              Unit Fair Value                 Investment Expense Ratio    Total Return
                                                 Lowest to                     Income     Lowest to        Lowest to
                                     Units        Highest       Net Assets     Ratio*     Highest**        Highest***
                                   ----------- --------------- -------------  ---------- -------------  -----------------

   Fidelity Variable Insurance Products
     Fund II:

    Asset Manager Portfolio

         2002                         392,532  8.99 to 15.07     $5,895,389       4.06%     1.40%       -10.10% to -9.60%
         2001                         443,064      16.75         $7,420,666       4.30%     1.40%            -5.43%
         2000                         523,744      17.71         $9,276,571       3.43%     1.40%            -5.29%
         1999                         603,487      18.70        $11,284,126       3.09%     1.40%            9.55%

    Investment Grade Bond Portfolio

         2002                         561,233  10.69 to 16.12    $9,016,171       3.38%     1.40%        6.90% to 8.80%
         2001                         480,240      14.82         $7,115,071       4.40%     1.40%            6.97%
         2000                         340,769      13.85         $4,721,249       6.75%     1.40%            9.66%
         1999                         426,095      12.63         $5,383,130       3.86%     1.40%            -2.47%

    Index 500 Portfolio

         2002                       1,076,084  7.82 to 19.36    $20,680,848       1.37%     1.40%       -23.34% to -21.40%
         2001                       1,242,879      25.25        $31,388,343       1.20%     1.40%           -13.33%
         2000                       1,414,775      29.14        $41,228,375       1.05%     1.40%           -10.59%
         1999                       1,332,497      32.59        $43,422,060       0.73%     1.40%            18.85%

    Contrafund Portfolio

         2002                         763,963  8.93 to 19.39    $14,723,127       0.88%     1.40%       -10.70% to -9.80%
         2001                         854,454      21.69        $18,536,195       0.80%     1.40%           -13.47%
         2000                         934,830      25.07        $23,439,413       0.34%     1.40%            -7.93%
         1999                         809,424      27.23        $22,043,087       0.37%     1.40%            22.49%

    Asset Manager: Growth Portfolio

         2002                         210,757  8.33 to 14.46     $3,042,084       3.00%     1.40%       -16.72% to -16.30%
         2001                         254,141      17.36         $4,412,417       3.01%     1.40%            -8.72%
         2000                         299,570      19.02         $5,696,438       2.22%     1.40%           -13.66%
         1999                         308,652      22.03         $6,800,541       2.07%     1.40%            13.62%

   Fidelity Variable Insurance Products
     Fund III:

    Balanced Portfolio

         2002                         266,992  9.02 to 11.29     $3,009,183       3.01%     1.40%       -9.97% to -8.90%
         2001                         269,866      12.54         $3,384,321       3.66%     1.40%            -2.94%
         2000                         275,343      12.92         $3,558,438       3.11%     1.40%            -5.69%
         1999                         266,510      13.70         $3,650,118       1.74%     1.40%            3.09%

    Growth & Income Portfolio

         2002                         473,241  8.30 to 11.95     $5,619,040       1.39%     1.40%       -17.81% to -16.20%
         2001                         521,679      14.54         $7,584,540       1.36%     1.40%           -10.03%
         2000                         557,245      16.16         $9,004,885       1.11%     1.40%            -4.94%
         1999                         533,307      17.00         $9,068,414       0.46%     1.40%            7.59%

    Growth Opportunities Portfolio

         2002                         359,158   7.91 to 8.25     $2,962,205       1.10%     1.40%       -22.90% to -20.10%
         2001                         410,847      10.70         $4,396,210       0.39%     1.40%           -15.61%
         2000                         483,155      12.68         $6,127,285       1.37%     1.40%           -18.25%
         1999                         499,339      15.51         $7,743,927       0.81%     1.40%            2.85%



                                                 At December 31                     For the Year Ended December 31
                                   -----------------------------------------  -------------------------------------------
                                               Unit Fair Value                 Investment Expense Ratio    Total Return
                                                 Lowest to                     Income     Lowest to        Lowest to
                                     Units        Highest       Net Assets     Ratio*     Highest**        Highest***
                                   ----------- --------------- -------------  ---------- -------------  -----------------

   American Century Variable
     Portfolios, Inc.:

    Balanced Portfolio

         2002                         100,165  8.99 to 11.50     $1,134,803       2.59%     1.40%       -10.80% to -10.00%
         2001                          96,137      12.89         $1,239,385       2.43%     1.40%            -4.93%
         2000                          77,654      13.56         $1,052,664       2.30%     1.40%            -3.97%
         1999                          60,982      14.12           $861,226       1.65%     1.40%            8.53%

    Capital Appreciation Portfolio

         2002                         175,225  7.89 to 10.52     $1,843,106       0.00%     1.40%       -22.32% to -20.30%
         2001                         205,838      13.54         $2,787,480       0.00%     1.40%           -29.06%
         2000                         219,731      19.09         $4,195,597       0.00%     1.40%            7.49%
         1999                          56,765      17.76         $1,008,162       0.00%     1.40%            62.19%

    International Portfolio

         2002                         236,176   8.38 to 9.31     $2,194,937       0.91%     1.40%       -21.46% to -15.80%
         2001                         257,976      11.85         $3,058,129       0.09%     1.40%           -30.19%
         2000                         280,155      16.98         $4,755,934       0.11%     1.40%           -17.97%
         1999                         137,562      20.70         $2,847,535       0.00%     1.40%            61.72%

    Value Portfolio

         2002                         274,959  8.72 to 13.83     $3,780,653       0.93%     1.40%       -13.83% to -11.70%
         2001                         257,059      16.05         $4,125,516       0.86%     1.40%            11.22%
         2000                         151,155      14.43         $2,180,858       1.08%     1.40%            16.46%
         1999                         140,385      12.39         $1,738,787       1.00%     1.40%            -2.13%

    Income and Growth Portfolio

         2002                         155,070   7.95 to 8.79     $1,360,528       1.12%     1.40%       -20.48% to -19.50%
         2001                         168,659      11.05         $1,864,235       0.87%     1.40%            -9.62%
         2000                         167,671      12.23         $2,051,090       0.51%     1.40%           -11.89%
         1999                          84,497      13.88         $1,172,804       0.01%     1.40%            16.35%

   Massachusetts Financial Services
     Variable Insurance Trust:
    Emerging Growth Series Portfolio

         2002                         485,976   6.92 to 7.43     $3,607,932       0.00%     1.40%       -34.70% to -30.10%
         2001                         612,055      11.38         $6,963,943       0.00%     1.40%           -34.42%
         2000                         627,082      17.35        $10,880,096       6.39%     1.40%           -20.74%
         1999                         168,739      21.89         $3,693,666       0.00%     1.40%            74.28%

    Investors Trust Series Portfolio

         2002                         104,291       7.72           $805,128       0.54%     1.40%           -22.08%
         2001                         111,749       9.91         $1,107,132       0.62%     1.40%           -17.16%
         2000                          87,928      11.96         $1,051,267       1.08%     1.40%            -1.48%
         1999                          55,568      12.14           $674,806       3.25%     1.40%            5.20%

    New Discovery Series Portfolio

         2002                         191,754  6.97 to 13.45     $2,575,428       0.00%     1.40%       -32.61% to -30.30%
         2001                         196,868      19.96         $3,929,335       0.00%     1.40%            -6.38%
         2000                         181,758      21.32         $3,874,269       1.34%     1.40%            -3.35%
         1999                          22,847      22.06           $503,926       3.05%     1.40%            70.88%



                                                 At December 31                     For the Year Ended December 31
                                   -----------------------------------------  -------------------------------------------
                                                Unit Fair Value               Investment Expense Ratio    Total Return
                                                 Lowest to                     Income     Lowest to        Lowest to
                                     Units        Highest       Net Assets     Ratio*     Highest**        Highest***
                                   ----------- --------------- -------------  ---------- -------------  -----------------

Massachusetts Financial Services
    Variable Insurance Trust (continued):
    Research Series Portfolio

         2002                         232,524   7.68 to 7.81     $1,815,487       0.27%     1.40%       -25.60% to -22.40%
         2001                         243,679      10.50         $2,557,926       0.01%     1.40%           -22.36%
         2000                         216,734      13.52         $2,930,930       5.71%     1.40%            -6.18%
         1999                         106,941      14.41         $1,541,364       0.08%     1.40%            22.33%

   Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio
         2002                         331,706  8.11 to 11.20     $3,705,477       0.54%     1.40%       -19.21% to -18.00%
         2001                         312,567      13.86         $4,333,042       0.62%     1.40%            -8.01%
         2000                         177,087      15.07         $2,668,710       1.08%     1.40%            14.25%
         1999                          81,150      13.19         $1,070,711       3.25%     1.40%            22.93%

    VC Mid-Cap Value Portfolio

         2002                         327,359  9.10 to 14.64     $4,778,242       0.57%     1.40%       -11.02% to -7.80%
         2001                         286,189      16.45         $4,708,859       0.43%     1.40%            6.57%
         2000                         122,941      15.44         $1,898,823       1.48%     1.40%            50.19%
         1999                           2,846      10.28            $29,249       0.94%     1.40%            2.80%

    VC International Portfolio

         2002                          31,374   8.54 to 9.16       $166,638       0.96%     1.40%       -18.90% to -14.60%
         2001                          31,399       6.56           $205,975       0.18%     1.40%           -27.59%
         2000                          26,139       9.06           $236,731       5.15%     1.40%           -29.60%
         1999                             818      12.87            $10,528       0.44%     1.40%            28.70%

   Alger American Fund:
    Growth Portfolio

         2002                         163,044   4.66 to 6.96       $771,430       0.03%     1.40%       -33.91% to -30.40%
         2001                         194,922       7.05         $1,374,366       0.37%     1.40%           -13.06%
         2000                          21,814       8.11           $176,907       0.00%     1.40%           -18.90%

    MidCap Growth Portfolio

         2002                         167,475   5.56 to 7.28       $935,814       0.00%     1.40%       -30.56% to -27.20%
         2001                         147,826       8.01         $1,183,607       0.00%     1.40%            -7.86%
         2000                          28,748       8.69           $249,753       0.00%     1.40%           -13.10%

    Leveraged AllCap Portfolio

         2002                         400,728   4.05 to 6.85     $1,631,790       0.01%     1.40%       -34.90% to -31.50%
         2001                         293,506       6.22         $1,826,061       0.00%     1.40%           -17.16%
         2000                          56,253       7.51           $422,236       0.00%     1.40%           -24.90%

    Small Capitalization Portfolio

         2002                          65,556   4.02 to 7.53       $270,449       0.00%     1.40%       -27.23% to -24.70%
         2001                          25,597       5.52           $141,402       0.05%     1.40%           -30.51%
         2000                           1,874       7.95            $14,901       0.00%     1.40%           -20.50%

   Berger IPT Fund:
    Large Cap Growth Fund

         2002                             187   7.61 to 7.63         $1,421       3.38%     1.40%       -23.90 to -23.70%

    Small Company Growth Fund

         2002                              24       5.94               $142       0.00%     1.40%           -40.60%




                                                 At December 31                    For the Year Ended December 31
                                   -----------------------------------------  -------------------------------------------
                                               Unit Fair Value                Investment Expense Ratio    Total Return
                                                 Lowest to                     Income     Lowest to        Lowest to
                                     Units        Highest       Net Assets     Ratio*     Highest**        Highest***
                                   ----------- --------------- -------------  ---------- -------------  -----------------

   Calvert Variable Series, Inc.:
    Social Small Cap Growth Portfolio
         2002                              20       7.15               $146       6.85%     1.40%           -28.50%

   INVESCO Variable Investment
     Funds, Inc.:

    Technology Fund

         2002                           1,313   6.49 to 6.54         $8,530       0.00%     1.40%       -35.10% to -34.60%

    Utilities Fund

         2002                           1,999       8.50            $16,989       1.05%     1.40%           -15.00%

    Financial Services Fund

         2002                          20,996   8.36 to 8.57       $175,773       1.31%     1.40%       -16.40% to -14.30%

    Health Sciences Fund

         2002                          13,430   7.79 to 8.13       $108,413       0.00%     1.40%       -22.10% to -18.70%

   Van Eck Worldwide Insurance Trust:
    Worldwide Hard Assets Fund
         2002                           4,745   8.53 to 9.41        $40,460       0.00%     1.40%       -14.70% to -5.90%

    Worldwide Emerging Markets Fund

         2002                          15,766   8.39 to 8.41       $132,276       0.00%     1.40%       -16.30% to -15.90%

    Levin MidCap Value Fund

         2002                             182      10.25             $1,869       0.00%     1.40%            2.50%

   LEVCO Series Trust:
    Equity Value Fund                     584   7.36 to 7.40         $4,305       0.00%     1.40%       -26.40% to -26.00%

   JP Morgan Series Trust II:
    Bond Portfolio

         2002                           1,979  10.55 to 10.60       $20,971       0.00%     1.40%        5.50% to 6.00%

    Small Company Portfolio

         2002                             483       7.59             $3,671       0.00%     1.40%           -24.10%

   Rydex Variable Trust:
    OTC Fund

         2002                             313   7.59 to 7.61         $2,383       0.00%     1.40%       -23.80% to -24.10%

    US Gov't Money Market Fund

         2002                         129,122   9.89 to 9.93     $1,281,208       0.04%     1.40%       -0.70% to -1.10%

    Nova Fund

         2002                             345       6.97             $2,402       0.00%     1.40%           -30.30%



* The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.

** The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period.

Midland National Life Insurance Company

Report on Audited Financial Statements at and for the Years Ended December 31, 2002, 2001 and 2000

Midland National Life Insurance Company
Index to Financial Statements

--------------------------------------------------------------------------------


                                                                      Page(s)

Report of Independent Accountants                                        1

Balance Sheets                                                           2

Statements of Income                                                     3

Statements of Stockholder's Equity                                       4

Statements of Cash Flows                                                5-6

Notes to Financial Statements                                          7-26

                        Report of Independent Accountants

The Board of Directors and Stockholder
Midland National Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Midland National Life Insurance Company (the "Company") at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for derivative instruments in 2001 by adopting Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by SFAS No. 137 and No. 138.






March 11, 2003

Midland National Life Insurance Company
Balance Sheets

At December 31, 2002 and 2001

(Amounts in thousands, except share and per share amounts)

----------------------------------------------------------------------------------------------------------------------------------

                         ASSETS                                                             2002               2001

Investments:
    Fixed maturities                                                                      $7,121,761         $4,391,779
    Equity securities                                                                        233,943            223,868
    Policy loans                                                                             226,451            226,623
    Short-term investments                                                                   377,913            289,281
    Other invested assets and derivatives                                                    257,318            156,871
                                                                                     ----------------   ----------------

      Total investments                                                                    8,217,386          5,288,422

Cash                                                                                          23,616             10,324
Accrued investment income                                                                     94,817             62,130
Deferred policy acquisition costs                                                            966,311            805,576
Present value of future profits of acquired businesses                                        12,214             15,221
Federal income tax asset                                                                           -             20,736
Other receivables and other assets                                                            24,149             21,824
Reinsurance receivables                                                                      194,537                  -
Separate accounts assets                                                                     352,703            418,100
                                                                                     ----------------   ----------------

      Total assets                                                                        $9,885,733         $6,642,333
                                                                                     ----------------   ----------------

                        LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
    Policyholder account balances                                                         $6,800,463         $4,323,608
    Policy benefit reserves                                                                  542,587            461,904
    Policy claims and benefits payable                                                        57,300             41,304
    Repurchase agreements and collateral on swap agreements                                1,073,022            457,926
    Federal income tax liability                                                              17,696                  -
    Due to brokers                                                                                 -             91,786
    Other liabilities                                                                        206,224            147,851
    Separate account liabilities                                                             352,703            418,100
                                                                                     ----------------   ----------------

      Total liabilities                                                                    9,049,995          5,942,479
                                                                                     ----------------   ----------------

Commitments and contingencies

Stockholder's equity:
    Common stock, $1 par value, 2,549,439 shares authorized,
         2,548,878 shares outstanding                                                          2,549              2,549
    Additional paid-in capital                                                                43,707             33,707
    Accumulated other comprehensive income (loss)                                             39,596            (31,568)
    Retained earnings                                                                        749,886            695,166
                                                                                     ----------------   ----------------

      Total stockholder's equity                                                             835,738            699,854
                                                                                     ----------------   ----------------

      Total liabilities and stockholder's equity                                          $9,885,733         $6,642,333
                                                                                     ----------------   ----------------

The accompanying notes are an integral part of the financial statements.

Midland National Life Insurance Company
Statements of Income

For the years ended December 31, 2002, 2001 and 2000
(Amounts in thousands)
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  2002              2001              2000

Revenues:
    Premiums                                                                     $ 96,815         $ 95,475         $ 102,663
    Interest sensitive life and investment product charges                        157,699          156,018           153,295
    Net investment income                                                         324,374          267,960           235,739
    Net realized investment gains (losses)                                         14,514           (2,725)           (7,372)
    Net unrealized (losses) gains on derivative instruments                       (22,115)           2,753                 -
    Net unrealized losses on trading securities                                         -                -              (275)
    Other income                                                                    5,066            5,963             6,393
                                                                          ----------------  ---------------   ---------------

      Total revenue                                                               576,353          525,444           490,443
                                                                          ----------------  ---------------   ---------------

Benefits and expenses:
    Benefits incurred                                                             145,414          154,314           148,750
    Interest credited to policyholder account balances                            211,811          162,779           133,563
                                                                          ----------------  ---------------   ---------------

      Total benefits                                                              357,225          317,093           282,313
                                                                          ----------------  ---------------   ---------------

Operating expenses (net of commissions and other
      expenses deferred)                                                           44,386           41,884            46,290
Amortization of deferred policy acquisition costs and
      present value of future profits of acquired businesses                       50,001           59,131            60,368
                                                                          ----------------  ---------------   ---------------

      Total benefits and expenses                                                 451,612          418,108           388,971
                                                                          ----------------  ---------------   ---------------

Income before income taxes and cumulative effect
      of a change in accounting principle                                         124,741          107,336           101,472

Income tax expense                                                                 43,021           37,385            36,539
                                                                          ----------------  ---------------   ---------------

Income before cumulative effect of a change
      in accounting principle                                                      81,720           69,951            64,933

Cumulative effect on prior years of change in
      accounting for derivative instruments                                             -           (1,012)                -
                                                                          ----------------  ---------------   ---------------

      Net income                                                                 $ 81,720         $ 68,939          $ 64,933
                                                                          ----------------  ---------------   ---------------


Midland National Life Insurance Company
Statements of Stockholder's Equity

For the years ended December 31, 2002, 2001 and 2000
(Amounts in thousands)

----------------------------------------------------------------------------------------------------------------------------------



                                                                                Additional
                                                                   Common        Paid-in            Comprehensive
                                                                    Stock        Capital            Income (Loss)

Balance at December 31, 1999                                         $ 2,549      $ 33,707

Comprehensive income:
    Net income                                                                                       $  64,933
    Other comprehensive income:
      Net unrealized gain on available-for-sale investments                                             35,024
                                                                                                 --------------

      Total comprehensive income                                                                     $  99,957
                                                                                                 --------------

Dividends paid on common stock
                                                                 ------------  ------------

Balance at December 31, 2000                                           2,549        33,707

Comprehensive income:
    Net income                                                                                       $  68,939
    Other comprehensive income:
      Net unrealized loss on available-for-sale investments
           and certain interest rate swaps (net of tax ($8,325))                                       (15,462)
                                                                                                 --------------

      Total comprehensive income                                                                     $  53,477
                                                                                                 --------------

Dividends paid on common stock
                                                                 ------------  ------------

Balance at December 31, 2001                                           2,549        33,707

Comprehensive income:
    Net income                                                                                       $  81,720
    Other comprehensive income:
      Net unrealized gain on available-for-sale investments
           and certain interest rate swaps (net of tax $37,095)                                         71,164
                                                                                                 --------------

      Total comprehensive income                                                                    $  152,884
                                                                                                 --------------

Capital contribution                                                                10,000
Dividends paid on common stock
                                                                 ------------  ------------

Balance at December 31, 2002                                         $ 2,549      $ 43,707
                                                                 ------------  ------------



                                                                    Accumulated
                                                                       Other                               Total
                                                                    Comprehensive     Retained        Stockholder's
                                                                    Income (Loss)     Earnings           Equity

Balance at December 31, 1999                                         $ (51,130)         $643,294         $ 628,420

Comprehensive income:
    Net income                                                                            64,933            64,933
    Other comprehensive income:
      Net unrealized gain on available-for-sale investments             35,024                              35,024


      Total comprehensive income


Dividends paid on common stock                                                           (60,000)          (60,000)
                                                                  -------------      ------------     -------------

Balance at December 31, 2000                                           (16,106)          648,227           668,377

Comprehensive income:
    Net income                                                                            68,939            68,939
    Other comprehensive income:
      Net unrealized loss on available-for-sale investments
           and certain interest rate swaps (net of tax ($8,325))       (15,462)                            (15,462)


      Total comprehensive income


Dividends paid on common stock                                                           (22,000)          (22,000)
                                                                  -------------      ------------     -------------

Balance at December 31, 2001                                           (31,568)          695,166           699,854

Comprehensive income:
    Net income                                                                            81,720         $  81,720
    Other comprehensive income:
      Net unrealized gain on available-for-sale investments
           and certain interest rate swaps (net of tax $37,095)         71,164                              71,164


      Total comprehensive income


Capital contribution                                                                                        10,000
Dividends paid on common stock                                                           (27,000)          (27,000)
                                                                  -------------      ------------     -------------

Balance at December 31, 2002                                         $  39,596          $749,886         $ 835,738
                                                                  -------------      ------------     -------------


Midland National Life Insurance Company
Statements of Cash Flows

For the years ended December 31, 2002, 2001 and 2000
(Amounts in thousands)
----------------------------------------------------------------------------------------------------------------------------------

                                                                          2002               2001               2000

Cash flows from operating activities:

    Net income                                                          $  81,720          $  68,939          $  64,933
    Adjustments to reconcile net income to net cash
         used in operating activities:
      Amortization of deferred policy acquisition costs
           and present value of future profits of
           acquired businesses                                             50,001             59,131             60,368
      Net amortization of premiums and discounts on
           investments                                                     46,795             32,027             (4,150)
      Policy acquisition costs deferred                                  (369,222)          (283,282)          (151,930)
      Net realized investment (gains) losses                              (14,514)             2,725              7,372
      Net unrealized losses (gains) on
           derivative instruments                                          22,115             (2,753)                 -
      Net unrealized losses on trading securities                               -                  -                275
      Cumulative effect of accounting change                                    -              1,012                  -
      Deferred income taxes                                               (18,166)              (151)            (4,577)
      Net interest credited and product charges on
           universal life and investment policies                         132,368             28,009            (27,046)
      Receivables on annuity reinsurance agreement                        (70,130)                 -                  -
      Changes in other assets and liabilities:
         Net receivables                                                   47,785            (12,018)           (10,120)
         Net payables                                                      (9,203)            13,607             45,052
         Policy benefits                                                    6,319             17,483             14,033
         Other                                                                188              1,212                455
                                                                  ----------------   ----------------   ----------------

      Net cash used in operating activities                               (93,944)           (74,059)            (5,335)
                                                                  ----------------   ----------------   ----------------

Cash flows from investing activities:
    Proceeds from investments sold, matured or repaid:

      Fixed maturities                                                  5,274,090          1,628,781            571,872
      Equity securities                                                   118,338            263,191            295,377
      Other invested assets and derivatives                                38,282             11,709             12,371
    Cost of investments acquired:
      Fixed maturities                                                 (7,789,238)        (3,469,665)        (1,018,000)
      Equity securities                                                  (129,451)           (78,270)          (305,655)
      Other invested assets and derivatives                              (122,988)          (114,619)           (21,167)
    Net change in policy loans                                                172             (4,025)            (5,586)
    Net change in short-term investments                                  (88,630)           (87,423)           (99,029)
    Net change in repurchase agreements and
         collateral on swap agreements                                    615,096            457,926                  -
    Net change in amounts due to brokers                                  (91,786)            84,942                  -
                                                                  ----------------   ----------------   ----------------

      Net cash used in investing activities                            (2,176,115)        (1,307,453)          (569,817)
                                                                  ----------------   ----------------   ----------------


                                                                          2002               2001               2000

Cash flows from financing activities:
    Receipts from universal life and investment
         products                                                      $2,761,615         $1,714,938         $1,003,901
    Benefits paid on universal life and investment
         products                                                        (461,264)          (303,015)          (368,941)
    Capital contributions received                                         10,000                  -                  -
    Dividends paid on common stock                                        (27,000)           (22,000)           (60,000)
                                                                  ----------------   ----------------   ----------------

      Net cash provided by financing activities                         2,283,351          1,389,923            574,960
                                                                  ----------------   ----------------   ----------------

Increase (decrease) in cash                                                13,292              8,411               (192)

Cash at beginning of year                                                  10,324              1,913              2,105
                                                                  ----------------   ----------------   ----------------

Cash at end of year                                                     $  23,616          $  10,324           $  1,913
                                                                  ----------------   ----------------   ----------------


Supplemental disclosures of cash flow information:
    Cash paid during the year for:

      Interest                                                            $    25            $    50            $    73
      Income taxes, paid to parent                                         42,908             48,038             26,196



Midland National Life Insurance Company
Notes to Financial Statements

--------------------------------------------------------------------------------
(Amounts in thousands)


1.      Summary of Significant Accounting Policies

        Organization

        Midland National Life Insurance Company ("Midland" or the "Company") is a wholly-owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Midland operates predominantly in the individual life and annuity business of the life insurance industry. The Company is licensed to operate in 49 states and the District of Columbia. The Company is affiliated through common ownership with North American Company for Life and Health Insurance ("North American") and North American Company for Life and Health Insurance of New York ("NANY").

        Use of Estimates

        In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

        The Company is subject to the risk that interest rates will change and cause a decrease in the value of its investments. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize a loss.

        Investments

        The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity"; securities that are held for current resale are classified as "trading securities"; and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company currently has no securities classified as held-to-maturity or trading.

        Trading securities are held for resale in anticipation of short-term market movements. Gains and losses on these securities, both realized and unrealized, are included in the determination of net income. Net cost of or proceeds from trading securities are included in operating activities in the statements of cash flows.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred income taxes and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses). Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.

        For collateralized mortgage obligations ("CMO's") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.

        Policy loans are carried at unpaid principal balances. Short-term investments are carried at amortized cost, which approximates fair value.

        Other invested assets and derivatives are primarily comprised of interest rate swaps, options and joint ventures and limited partnerships. The derivatives are recorded at quoted market prices. Investments in joint ventures and limited partnerships are recorded under the equity method of accounting and reviewed for impairment on a periodic basis.

        Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.

        The Company's accounting policy for impairment recognition requires other than temporary impairment charges to be recorded. Factors considered in evaluating whether a decline in value is other than temporary include the length of time and magnitude by which the fair value is less than cost; the financial condition, enterprise value and prospects of the investment combined with the intent and ability of the Company to hold the investment. Other considerations are also taken into account such as, but not limited to (i) financial ratios (ii) length of time the Company has held the investment and (iii) the overall assessment of the value of the enterprise. For fixed income securities, the Company also considers whether it will be able to collect the amounts due according to the contractual terms of the investment. During 2002 the Company recorded $16,429 of realized losses as a result of this analysis, in addition to those securities which were sold and impaired at the time of sale. These losses are included in net realized gains and losses.

        Recognition of Traditional Life Revenue and Policy Benefits

        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums, which comprise the majority of premium revenues, are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

        Liabilities for future policy benefits for traditional policies generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity, and withdrawals which were appropriate at the time the policies were issued or acquired. Interest rate assumptions range primarily from 6.25% to 11.25%.

        Recognition of Revenue and Policy Benefits for Interest Sensitive Life Insurance Products and Investment Contracts (Interest Sensitive Policies) Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments which support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and equity index amounts credited to the account balances.

        Policy reserves for universal life and other interest sensitive life insurance and investment contracts are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.75% to 5.65% in 2002, 2.75% to 6.25% in 2001 and 2.75% to 7.5% in 2000. For certain contracts, these crediting rates extend for periods in excess of one year.

        Accounting for Derivatives Instruments

        Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and 138.

        SFAS No. 133 requires that all derivatives be carried on the balance sheet at fair value, with certain changes in fair value reflected in other comprehensive income (for those derivatives designated as "hedges") while other changes in derivative fair value are reflected in the statement of income. The Company uses derivatives to manage its policy obligation and investment risks.

        The Company has sold approximately $1,313,519 of annuity policies (net of $322,000 ceded to an outside reinsurer during 2002) that have a guaranteed base return and a higher potential return tied to a major equity market index. In order to fund these benefits the Company has invested in over-the-counter index (call) options which compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company classifies these derivative investments as "Other Invested Assets" and amortizes the cost against investment income over the term of the option. In accordance with SFAS No. 133, the Company adjusts the carrying value of the options from amortized cost to market with any change reflected as an unrealized gain (loss) in the statement of income. When the option matures, any value received by the Company is reflected as investment income ($ 4,385 in 2002 and $1,169 in 2001) offset by the amount credited to the policyholder ($ 3,915 in 2002 and $1,085 in 2001). The following relates to the options owned as of December 31, 2002 and 2001:

                                                  2002               2001

        Notional amount                        $1,330,770          $ 959,000
        Amortized cost                          $  42,664          $  25,758
        Estimated fair value                    $  34,395          $  27,445


        SFAS No. 133 requires that the fair value changes of the derivatives embedded in "Equity Indexed Products" be reflected in the statement of income. The following summarizes the impacts of these derivatives in the statement of income:

                                                 Change           December 31,      December 31,     January 1,
Gain (Loss) in Fair Value                      During 2002           2002               2001              2001

Change in investment values                      $ (9,956)          $ (8,269)           $ 1,687         $ (4,805)
Change in liability values                        (12,159)           (16,282)            (4,123)            (384)
                                            --------------     --------------     --------------    -------------

Change in derivative/option values                (22,115)           (24,551)            (2,436)          (5,189)

Offset to deferred acquisition costs               15,481             17,186              1,705            3,632
Offset to federal income taxes                      2,322              2,578                256              545
                                            --------------     --------------     --------------    -------------

Net impact                                       $ (4,312)          $ (4,787)           $  (475)        $ (1,012)
                                            --------------     --------------     --------------    -------------


        The impact as of January 1, 2001 is reflected as a change in accounting. The changes during 2002 and 2001 are reflected in the statement of income in the respective components of income.

        The fair value of the investment in call options is based upon quoted market prices. The fair value of the embedded options related to the policyholder obligations (liability values) is based upon current and expected index levels and returns as well as general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using the current risk free rate consistent with the duration of the liability. This value is then compared to the carrying value of the liability to calculate any gain or loss which is reflected in the statement of income as an unrealized gain or loss on derivative instruments. To the extent that these changes in values impact the earnings pattern of the product and thus the amortization pattern of the deferred acquisition costs, an adjustment to the amortization of deferred acquisition costs is made.

        The Company has a number of investments which pay interest on a variable rate tied to a major interest rate index. The Company has entered into interest rate swaps which effectively convert the variable cash flows to fixed over the life of the swaps. These swaps pay the Company fixed rates while the Company is obligated to pay variable rates. The swaps are part of the Company's overall risk and asset-liability management strategy by reducing the volatility of cash flows and providing a better match to the characteristics of the Company's liabilities.

                                                      2002            2001

        Notional amounts                             $  728,500      $  250,000
        Fixed rates to receive (range)             4.73% to 6.04%         5.91%
        Current variable rates to pay (range)      1.40% to 1.96%         1.98%


        These swaps are accounted for as cash-flow hedges with the change in fair value reflected in other comprehensive income. The 2001 swap was entered into during 2001 so there was no change in accounting as of the beginning of year related to this investment.

                                                             Change
                                                             During         December 31,     December 31,
Gain in Fair Value                                             2002           2002               2001

Change in swaps values                                       $ 77,004          $ 77,493             $  489
Offset to deferred acquisition costs                          (54,245)          (54,245)                 -
Offset to federal income taxes                                 (7,966)           (8,137)              (171)
                                                         -------------    --------------     --------------

       Net impact to other comprehensive income              $ 14,793          $ 15,111             $  318
                                                         -------------    --------------     --------------

       The Company generally limits its selection of counterparts that are obligated under its derivative contracts to those within the "A" credit rating or above. Entering into such agreements from financial institutions with long-standing performance records minimizes the risk. The amounts of such exposure are essentially the net replacement cost or market value for such agreements with each counter party, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution. Collateral posted at December 31, 2002, was $65,660 and is reflected in the balance sheet in short term investments. The obligation to repay the collateral is reflected in the balance sheet in repurchase agreements and collateral on swap agreements.

        Deferred Policy Acquisition Costs

        Deferred policy acquisition costs ("DPAC") that vary with, and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, underwriting, and certain variable agency expenses.

        Deferred costs related to traditional life insurance are amortized over the estimated premium paying period of the related policies in proportion to the ratio of annual premium revenues to total anticipated premium revenues.

        Deferred costs related to interest sensitive policies are being amortized over the lives of the policies in relation to the present value of actual and estimated gross profits subject to regular evaluation and retroactive revision to reflect actual emerging experience. Policy acquisition costs deferred and amortized for years ended December 31 are as follows:

                                                                      2002              2001             2000

Deferred policy acquisition costs, beginning
      of year                                                       $ 805,576         $ 554,426        $ 493,914

Offset to losses on derivative instruments -
      January 1, 2001                                                       -             3,632                -
Commissions deferred                                                  336,072           256,334          133,330
Underwriting and acquisition expenses deferred                         33,150            26,948           18,600
Change in offset to unrealized (gains) losses                        (161,493)           20,015          (35,950)
Amortization - related to operations                                  (61,259)          (53,852)         (55,468)
Amortization - related to SFAS No. 133                                 14,265            (1,927)               -
                                                               ---------------   ---------------  ---------------

Deferred policy acquisition costs, end of year                      $ 966,311         $ 805,576        $ 554,426
                                                               ---------------   ---------------  ---------------

        To the extent that unrealized gains and losses on available-for-sale securities would result in an adjustment to the amortization pattern of deferred policy acquisition costs or present value of future profits of acquired businesses had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income as an offset to the unrealized gains or losses. Recoverability of deferred policy acquisition costs is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        Present Value of Future Profits of Acquired Businesses

        The present value of future profits of acquired businesses ("PVFP") represents the portion of the purchase price of blocks of businesses which is allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. The composition of the PVFP for the years ended December 31 is summarized below:

                                                   2002              2001             2000

Balance at beginning of year                        $ 15,221          $ 18,573         $ 23,473

Amortization                                          (3,007)           (3,352)          (4,900)
                                               --------------   ---------------  ---------------

Balance at end of year                              $ 12,214          $ 15,221         $ 18,573
                                               --------------   ---------------  ---------------


        Retrospective adjustments of these amounts are made periodically upon the revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        Based on current conditions and assumptions as to future events, the Company expects to amortize approximately 25% of the December 31, 2002 balance of PVFP in 2003, 22% in 2004, 8% in 2005, 8% in 2006, and 8% in
        2007. The interest rates used to determine the amortization of the PVFP purchased ranged from 5.5% to 6.5%.

        Policy Claims and Benefits Payable

        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are necessarily based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

        Federal Income Taxes

        The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

        Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

        Assets Held in Separate Accounts

        Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports separate account assets at market value; the underlying investment risks are assumed by the contractholders. The Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company records the fees earned for administrative and contractholder services performed for the separate accounts in other income.

        Comprehensive Income

        The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income in addition to net income from operations. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Comprehensive income for the Company includes net income and unrealized gains and losses (other comprehensive income) on available-for-sale securities. In addition, certain interest rate swaps are accounted for as cash-flow hedges with the change in the fair value of the swap reflected in other comprehensive income.

        Repurchase Agreements and Collateral on Swap Agreements

        Repurchase Agreements

        As part of the Company's investment strategy, the Company may enter reverse repurchase agreements and dollar-roll transactions to increase the Company's investment return. The Company accounts for these transactions as collateral borrowings, where the amount borrowed is equal to the market value of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. As of December 31, 2002 and 2001, there were $ 1,007,654 and $415,000, respectively, of such agreements outstanding. The collateral for these agreements is held in the fixed maturities and short-term investments in the balance sheets.

        Collateral on Swap Agreements

        As a result of market value changes, certain financial institutions involved in the interest rate swap agreements deposit cash with the Company to collateralize these obligations. The cash collateral and the amount that the Company was permitted to repledge was $65,368 and is reflected in the Company's balance sheet in short term investments at December 31, 2002. None of the collateral has been repledged as of December 31, 2002. The obligation to repay the collateral is reflected in the balance sheet in repurchase agreements and collateral on swap agreements.

2.      Fair Value of Financial Instruments

        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

        Cash, Short-Term Investments and Policy Loans

        The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

        Other Invested Assets and Derivatives

        For joint ventures and limited partnerships, the carrying amounts reported in the balance sheets approximate their fair values. For the derivative instruments, including the interest rate swaps and options, the carrying value is equal to the quoted market prices or fair value.

        Investment Securities

        Fair value for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities are based on quoted market prices.

        Investment-Type Insurance Contracts

        Fair values for the Company's liabilities under investment-type insurance contracts are estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.

        These fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non investment-type insurance contracts) and all non-financial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                December 31, 2002                     December 31, 2001
                                        -----------------------------------   -----------------------------------
                                           Carrying           Estimated          Carrying           Estimated
                                             Value           Fair Value            Value           Fair Value

Financial assets:
    Fixed maturities, available-
         for-sale                            $7,121,761         $7,121,761         $4,391,779         $4,391,779
    Equity securities, available-
         for-sale                               233,943            233,943            223,868            223,868
    Policy loans                                226,451            226,451            226,623            226,623
    Short-term investments                      377,913            377,913            289,281            289,281
    Other invested assets and
      derivatives                               257,318            257,318            156,871            156,871

Financial liabilities:
    Investment-type insurance
         contracts                            5,201,399          4,363,514          2,788,781          2,402,067


3.      Investments and Investment Income

        Fixed Maturities and Equity Security Investments

        The amortized cost and estimated fair value of fixed maturities and equity securities classified as available-for-sale are as follows:

                                                                      December 31, 2002

                                            ---------------------------------------------------------------------
                                                                   Gross           Gross
                                                                 Unrealized      Unrealized         Estimated
                                               Amortized          Holding         Holding             Fair
                                                  Cost             Gains           Losses             Value

Fixed maturities:
    U.S. Treasury and other U.S.
         Government corporations
         and agencies                             $1,583,313        $ 42,607         $  3,369         $1,622,551
    Corporate securities                           3,193,236          87,196          110,080          3,170,352
    Mortgage-backed securities                     2,231,273          91,089            4,233          2,318,129
    Other debt securities                             10,067             671                9             10,729
                                            -----------------  --------------  ---------------   ----------------

      Total fixed maturities                       7,017,889         221,563          117,691          7,121,761

Equity securities                                    225,358          10,717            2,132            233,943
                                            -----------------  --------------  ---------------   ----------------

      Total available-for-sale                    $7,243,247       $ 232,280        $ 119,823         $7,355,704
                                            -----------------  --------------  ---------------   ----------------


                                                                      December 31, 2001

                                            ---------------------------------------------------------------------
                                                                   Gross           Gross
                                                                 Unrealized      Unrealized         Estimated
                                               Amortized          Holding         Holding             Fair
                                                  Cost             Gains           Losses             Value

Fixed maturities:
    U.S. Treasury and other U.S.
         Government corporations

         and agencies                              $ 822,973         $ 4,107         $ 33,283          $ 793,797
    Corporate securities                           2,377,107          35,052           87,147          2,325,012
    Mortgage-backed securities                     1,252,541          10,927            9,431          1,254,037
    Other debt securities                             18,477             472               16             18,933
                                            -----------------  --------------  ---------------   ----------------

      Total fixed maturities                       4,471,098          50,558          129,877          4,391,779

Equity securities                                    226,063           8,826           11,021            223,868
                                            -----------------  --------------  ---------------   ----------------

      Total available-for-sale                    $4,697,161        $ 59,384        $ 140,898         $4,615,647
                                            -----------------  --------------  ---------------   ----------------

        The corporate securities category in the table above includes a group of foreign securities with a total amortized cost of $19,429 and a fair value of $18,475 at December 31, 2002. These securities have variable interest rates that currently average 1.99% and maturity dates in 2049.

        The unrealized appreciation (depreciation) on the available-for-sale securities and interest rate swaps in 2002 and 2001 is reduced by deferred policy acquisition costs and deferred income taxes and is reflected as a component of accumulated other comprehensive income in the statements of stockholder's equity:

                                                                                        2002             2001

Net unrealized appreciation (depreciation) - AFS securities                           $ 112,457        $ (81,513)
Net unrealized appreciation - interest rate swaps                                        77,493              489
Deferred policy acquisition costs                                                      (129,034)          32,458
Deferred income taxes                                                                   (21,320)          16,998
                                                                                 ---------------  ---------------

    Accumulated other comprehensive gain (loss)                                        $ 39,596        $ (31,568)
                                                                                 ---------------  ---------------

        The other comprehensive income (loss) is comprised of the change in unrealized gains (losses) on available-for-sale fixed maturities, equity security investments and other invested assets (interest rate swaps) arising during the period less the realized (gains) losses included in income, deferred policy acquisition costs and deferred income taxes as follows:

                                                                         2002            2001             2000

Unrealized holding gains (losses) arising in the current period:

    Fixed maturities                                                   $ 209,522        $(59,692)       $ 60,815
    Equity securities                                                     (1,039)         12,680          21,644
    Other invested assets - interest rate swaps                           77,004             489               -
    Less reclassification adjustment for (gains) losses
         released into income                                            (14,512)          2,721           7,374
    Less DPAC impact                                                    (161,493)         20,015         (35,950)
    Less deferred income tax effect                                      (38,318)          8,325         (18,859)
                                                                  ---------------  --------------   -------------

      Net other comprehensive income (loss)                             $ 71,164        $(15,462)       $ 35,024
                                                                  ---------------  --------------   -------------


        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2002, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                 Amortized          Estimated
                                                                                   Cost            Fair Value

Due in one year or less                                                             $  18,457          $  17,295
Due after one year through five years                                                 647,806            640,894
Due after five years through ten years                                                990,743            997,856
Due after ten years                                                                 3,129,609          3,147,587
Securities not due at a single maturity date (primarily
      mortgage-backed securities)                                                   2,231,274          2,318,129
                                                                              ----------------   ----------------

      Total fixed maturities                                                       $7,017,889         $7,121,761
                                                                              ----------------   ----------------


        During 2002, the Company became a member of the Federal Home Loan Bank of Des Moines ("FHLB"). In order to become a member the Company was required to purchase FHLB equity securities totaling $6,104. The securities are included in equity securities at cost in the Company's balance sheet. Resale of these securities is restricted only to FHLB. As a member of FHLB the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount the Company can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. The Company has not utilized this facility since its inception.

        Investment Income and Investment (Losses) Gains Major categories of investment income are summarized as follows:

                                                                      2002              2001             2000

Gross investment income:

    Fixed maturities                                                $ 323,558         $ 239,652        $ 185,212
    Equity securities                                                  19,387            30,620           36,727
    Policy loans                                                       16,781            16,734           16,237
    Short-term investments                                              8,305            12,238           11,241
    Other invested assets                                              28,835            10,946            1,989
                                                               ---------------   ---------------  ---------------

      Total gross investment income                                   396,866           310,190          251,406

Amortization of investment options                                     52,106            34,216           10,200
Investment expenses                                                    20,386             8,014            5,467
                                                               ---------------   ---------------  ---------------

      Net investment income                                         $ 324,374         $ 267,960        $ 235,739
                                                               ---------------   ---------------  ---------------


        The major categories of investment gains and losses reflected in the income statement are summarized as follows:

                                                      2002            2001                   2000
                                                  --------------  --------------  -------------------------------
                                                                                                   Unrealized -
                                                                                                     Trading
                                                    Realized        Realized        Realized       Securities

Fixed maturities                                       $ 26,331        $(16,158)       $ (5,404)          $   -
Equity securities                                       (11,819)         13,437          (1,970)           (275)
Other                                                         2              (4)              2               -
                                                  --------------  --------------  --------------  --------------

      Net investment gains (losses)                    $ 14,514        $ (2,725)       $ (7,372)        $  (275)
                                                  --------------  --------------  --------------  --------------


        In 2002, the Company sold most of its investments in Worldcom Inc. bonds and recorded a pre-tax realized loss of approximately $18,000. Offsetting gains were taken on other securities during 2002 which were recorded in net realized investment gains.

        In 2001, the Company sold most of its investments in Enron bonds and recorded a pre-tax realized loss of approximately $28,000. Offsetting gains were taken on other securities during 2001 which were recorded in net realized investment gains.

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (excluding maturities, calls and prepayments) during 2002, 2001, and 2000 were as follows:

                                     2002                           2001                          2000
                        -----------------------------  -----------------------------  ---------------------------
                              Fixed                          Fixed                         Fixed
                           Maturities        Equity       Maturities        Equity      Maturities       Equity

Proceeds from sales        $5,079,475       $ 69,273      $1,338,697      $ 254,900     $ 433,163      $ 267,944
Gross realized gains           88,727          2,892          39,384         18,314         7,356          8,926
Gross realized losses         (51,632)       (17,565)        (58,371)        (9,287)       (1,140)        (7,035)


        Credit Risk Concentration

        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the Company had no investments in one entity which exceeded 10% of stockholder's equity at December 31, 2002, except for the following investments with the following carrying values:

        BWC Corp                                            $ 110,000
        Ptolemy Limited                                       110,000
        Pimlico Road Corporation                              100,000
        Alvanley Corporation                                   95,000
        Core Funding LLC                                       88,228


        Other

        At December 31, 2002 and 2001, securities amounting to $2,183 and $3,805, respectively, were on deposit with regulatory authorities as required by law.

4.      Income Taxes

        The significant components of the provision for federal income taxes are as follows:

                                                                2002            2001             2000

Current                                                        $ 61,187        $ 37,536        $ 41,116
Deferred                                                        (18,166)           (151)         (4,577)
                                                          --------------  --------------   -------------

      Total federal income tax expense                         $ 43,021        $ 37,385        $ 36,539
                                                          --------------  --------------   -------------




        Income tax expense differs from the amounts computed by applying the U.S. Federal income tax rate of 35% to income before income taxes as follows:

                                                                 2002            2001             2000

At statutory federal income tax rate                            $ 43,660        $ 37,567        $ 35,515
Dividends received deductions                                       (405)           (701)         (1,207)
Other, net                                                          (234)            519           2,231
                                                           --------------  --------------   -------------

      Total federal income tax expense                          $ 43,021        $ 37,385        $ 36,539
                                                           --------------  --------------   -------------


        The federal income tax asset as of December 31 is comprised of the following:

                                                                   2002             2001

Net deferred income tax (liability) asset                         $ (2,098)        $ 18,055
Income taxes currently (payable) receivable                        (15,598)           2,681
                                                            ---------------  ---------------

      Federal income tax (liability) asset                       $ (17,696)        $ 20,736
                                                            ---------------  ---------------


        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31 are as follows:

                                                                       2002             2001

Deferred income tax assets:
    Policy liabilities and reserves                                    $ 320,041        $ 200,542
    Investments                                                                -           40,913
    Other, net                                                             5,333            6,459
                                                                  ---------------  ---------------

      Total gross deferred income tax assets                             325,374          247,914
                                                                  ---------------  ---------------

Deferred income tax liabilities:
    Investments                                                          (49,592)               -
    Present value of future profits of acquired business                  (4,275)          (5,327)
    Deferred policy acquisition costs                                   (273,605)        (224,532)
                                                                  ---------------  ---------------

      Total deferred income tax liabilities                             (327,472)        (229,859)
                                                                  ---------------  ---------------

      Net deferred income tax (liability) asset                         $ (2,098)        $ 18,055
                                                                  ---------------  ---------------


        Prior to 1984, certain special deductions were allowed life insurance companies for federal income tax purposes. These special deductions were accumulated in a memorandum tax account designated as "Policyholders' Surplus." Such amounts will usually become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or certain cash distributions are deemed to be paid out of this account. It is management's opinion that further deemed payments from this account are not likely to occur. Accordingly, no provision for income tax has been made on the approximately $66,000 balance in the policyholders' surplus account at December 31, 2002.

5.      Reinsurance

        The Company is involved in both the cession and assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

                                   2002                           2001                           2000
                      -----------------------------   ----------------------------   ----------------------------
                          Ceded          Assumed          Ceded         Assumed          Ceded         Assumed

Premiums                $ 623,532       $ 7,519         $ 42,760       $ 6,026         $ 33,355       $ 5,246

Claims                     27,927         7,282           19,225         5,946           17,607         4,987


        The Company generally reinsures the excess of each individual risk over $500 on ordinary life policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement.

        The Company entered into a funds withheld coinsurance agreement with an outside reinsurer effective January 1, 2002. This is an indemnity agreement that covers 50% of all policies issued during 2002 of particular annuity plans. In this agreement the Company agrees to withhold, on behalf of the assuming company, assets equal to the Statutory reserve associated with these policies. The Company has netted the funds withheld liability of $491,472 against the reserve credits of $601,019 in the reinsurance receivable line in the December 31, 2002, balance sheet. This agreement increased (decreased) the following financial statement lines as follows:

Assets:                                                      Revenues:
    Other invested assets                     $  3,425         Net investment income                    $(11,406)
    Deferred policy acquisition

         costs                                (109,793)      Benefits and expenses:
    Reinsurance receivables                    109,547         Interest credited to policy-
                                                                    holder account balances               (8,861)
Liabilities:                                                   Operating expenses                           (353)
    Other liabilities                            2,316         Amortization of deferred
                                                                    policy acquisition costs              (3,164)


        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported net of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

6.      Statutory Financial Data and Dividend Restrictions

        The Company is domesticated in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        Generally, the net assets of the Company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any 12-month period, without prior approval of the insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The Company paid statutory stockholder dividends of $ 27,000, $22,000 and $60,000 in 2002, 2001, and 2000 respectively. Dividends payable in 2003 up to $68,000 will not require prior approval of regulatory authorities.

        The statutory net income of the Company for the years ended December 31, 2002, 2001 and 2000 is approximately $61,000, $52,000 and $64,000, respectively, and capital and surplus at December 31, 2002, 2001 and 2000 is approximately $509,000, $457,000 and $365,000, respectively, in accordance with statutory accounting principles.

        The Iowa Insurance Department has adopted the NAIC's Codification of Statutory Accounting Principles guidance, which is effective January 1, 2001. The Company reported the effect of the adoption in 2001 as a net increase in surplus of $24,594, primarily as a result of the recording of deferred income taxes and eliminating the cost of collections liability.

7.      Employee Benefits

        The Company participates in qualified pensions and other postretirement benefit plans sponsored by SEI. The Company also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan. The following table summarizes the benefit obligations, the fair value of plan assets and the funded status as of December 31, 2002 and 2001. The amounts reflect an allocation of the Company's portion of the SEI plan:

                                                      Pension Benefits                 Other Benefits

                                                 -----------------------------  ------------------------------
                                                    2002            2001            2002             2001

Benefit obligation at December 31                    $ 14,556        $ 11,016         $ 1,995          $  878
Fair value of plan assets at December 31                7,892           3,563               -               -
                                                 -------------  --------------  --------------   -------------

Funded status at December 31                         $ (6,664)       $ (7,453)       $ (1,995)        $  (878)
                                                 -------------  --------------  --------------   -------------

Accrued benefit liability recognized in
      financial statements                            $ 2,639         $ 2,734         $ 1,636         $ 1,576
                                                 -------------  --------------  --------------   -------------


        The Company's postretirement benefit plan is not funded; therefore, it has no plan assets.

        The amounts of contributions made to and benefits paid from the plan are as follows:


                                           Pension Benefits                 Other Benefits
                                     ------------------------------  ------------------------------
                                         2002            2001            2002             2001

Employer contributions                  $ 1,490          $  360          $    -          $  105
Employee contributions                  $     -          $    -          $   57          $   50
Benefit payments                        $    57          $  201          $  193          $  156


        The following table provides the net periodic benefit cost for the years ended 2002, 2001, and 2000:

                                                  Pension Benefits                      Other Benefits
                                         -------------------------------------  ---------------------------------
                                            2002          2001        2000        2002        2001        2000

Net periodic benefit costs                  $ 1,394       $ 1,052        $742       $197        $ 34        $110
                                         -----------   -----------  ----------  ---------   ---------   ---------


        The assumptions used in the measurement of the Company's benefit obligations are shown in the following table:

                                                                 Pension Benefits           Other Benefits
                                                             -------------------------  ------------------------
                                                                2002          2001         2002         2001

Weighted-average assumptions as of
      December 31:

    Discount rate                                               6.75%         7.25%        6.75%        7.25%
    Expected return on plan assets                              8.75%         8.75%         N/A          N/A
    Rate of compensation increase                               4.25%         4.25%         N/A          N/A


        For measurement purposes, a 10.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2002. The rate was assumed to decrease gradually each year to a rate of 4.5% for 2010 and remain at that level thereafter.

        The Company also participates in a noncontributory Employee Stock Ownership Plan ("ESOP") which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for 2002, 2001, and 2000 were $5,388, $1,392, and $1,191, respectively. The expense for 2002, 2001, and 2000 was $3,660, $3,170, and $2,917, respectively. All contributions to the ESOP are held in trust.

8.      Commitments and Contingencies

        Lease Commitments

        Midland's home office building has been conveyed to the City of Sioux Falls, South Dakota, and leased back in a transaction in which the City issued $4,250 of Industrial Revenue Bonds for face value. The bonds were fully repaid by the City of Sioux Falls during 2002, concurrently the lease term also expired. The lease includes a purchase option under which the Company may repurchase the building upon repayment of all bonds issued. The lease terms provided for 10 annual payments equivalent to principal of $425 beginning in 1993 and semiannual payments through 2002 in amounts equivalent to interest at 5.5% on the outstanding revenue bond principal. The ownership of the building will pass to the Company pending completion of title documents. The building and land costs have been capitalized and are carried as part of other assets and the lease obligation as part of other liabilities.

        The Company also leases certain equipment and office space. Rental expense on operating leases amounted to $ 2,005, $1,795, and $2,365 for the years ended December 31, 2002, 2001, and 2000, respectively. The minimum future rentals on operating leases at December 31, 2002, are $1,284 in 2003; $1,113 in 2004; $1,113 in 2005; $1,021 in 2006; $951 in
        2007 and $2,490 thereafter.

        Other Contingencies

        The Company is a defendant in various lawsuits related to the normal conduct of its insurance business. In the opinion of management, the ultimate resolution of such litigation will not materially impact the Company's financial position.

9.      Other Related Party Transactions

        The Company pays fees to SEI under management contracts. The Company was charged $ 4,725, $4,029, and $3,880 in 2002, 2001, and 2000, respectively, related to these contracts.

        The Company pays investment management fees to an affiliate, The Guggenheim Group, L.L.C. ("Guggenheim"). The Company was charged $7,147 and $2,751 in 2002 and 2001, respectively. Prior to April 2001 the Company paid investment management fees to an affiliate, Midland Advisors Company ("MAC"). MAC was a wholly owned subsidiary of SEI. Fees related to MAC's services were $2,138 and $1,781 in 2001 and 2000, respectively. On May 1, 2001, MAC was sold to Guggenheim with SEI receiving stock in Guggenheim.

        The Company provides certain insurance and non-insurance services to North American and NANY. The Company was reimbursed $ 13,233, $8,756, and $6,076 in 2002, 2001, and 2000, respectively, for the costs incurred to render such services.

        The Company received a $10,000 capital contribution from SEI in 2002. These funds, along with another capital contribution received in 2003, are to be applied as part of the funds to purchase Clarica US, Inc. in 2003 as shown below.

10.     Subsequent Event

        Subsequent to December 31, 2002, the Company acquired 100% of the shares of Clarica US, Inc., which is the holding corporation for Clarica Life Insurance Company. The primary source of funds used to acquire the Clarica US, Inc. shares was a capital contribution from SEI of $225 million received in January, 2003. The purchase price for these shares was approximately $287 million. The preliminary allocation of the purchase price to the assets and liabilities of this company is as follows:

        Assets:
            Investment securities                                    $2,647,000
            Mortgage loans                                              670,000
            Policy loans                                                 58,000
            Other invested assets                                        12,000
            Federal income tax, current and deferred                     60,000
            Other assets                                                 47,000
                                                                    ------------

              Total assets                                            3,494,000
                                                                    ------------

        Liabilities:
            Life and annuity reserves and account values              2,951,000
            Other liabilities                                           256,000
                                                                    ------------

              Total liabilities                                      $3,207,000
                                                                    ------------

        The final purchase price and price allocation is subject to future adjustments pending the resolution of certain post-closing matters.

                                                         PART C
                                                   OTHER INFORMATION


Item 24.

(a)    Financial Statements

       Financial statements are included in Part B of the Registration  Statement.

(b)    Exhibits:

       (1)  Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C.  (4)

       (2)  Not Applicable

       (3)  (a)  Principal Underwriting Agreement between Midland National Life Insurance Company and
                 Sammons Securities Company (8)

            (b)  Registered Representative Contract  (4)

       (4)  (a)  Form A053A1 Flexible Premium Deferred Variable Annuity Contract (4)

            (b)  Maturity Date Endorsement for Qualified Contracts  (4)

            (c)  Endorsement for Tax Sheltered Annuity  (4)

            (d)  Form A057A1 Flexible Premium Deferred Variable Annuity Contract (4)

       (5)  (a)  Form of Application for Flexible Premium Deferred Variable Annuity Contract A053A1 and A057A1 (4)

            (b)  Supplement to Application  (4)

       (6)  (a)  Articles of Incorporation of Midland National Life Insurance Company (4)

            (b)  By-laws of Midland National Life Insurance Company  (4)

       (7)  Not Applicable

       (8)  (a)  Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I
                 and VIP II (4)

            (b)  Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance
                 Products Fund, and Variable Products Fund II.  (3)

            (c)  Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP
                 III (4)

            (d)  Form of Participation Agreement between Midland National Life Insurance Company and American
                 Century Investment Services Inc. (4)


            (e)  Form of Participation Agreement between Midland National Life Insurance Company and
                 Massachusetts Financial Variable Insurance Trusts. (5)

            (f)  Form of Participation Agreement between Midland National Life Insurance Company and Lord Abbett
                 Series Funds, Inc. (5)

            (g)  Form of Participation Agreement between Midland National Life Insurance Company and Fred Alger
                 Management, Inc.  (6)


            (h)  Amendments to Participation Agreement for Lord Abbett Series Funds, Inc.  (2)

            (i)  Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance
                 Products Fund III.  (6)


            (j)  Form of Participation Agreement between Midland National Life Insurance Company and Van Eck
                 Associates Corporation (7)

            (k)  Form of Participation Agreement between Midland National Life Insurance Company and INVESCO
                 Funds Group, Inc. (7)
            (l)  Form of Participation Agreement between Midland National Life Insurance Company and Pacific
                 Investment Management Company LLC (8)

       (9)  Opinion and Consent of Counsel - Stephen P. Horvat, Jr. (9)

       (10) (a)  Consent of Counsel (9)

            (b)  Consent of Independent Auditors (9)


       (11)Not Applicable

       (12) Not Applicable

       (13) Performance Data Calculations (1)

(1)  Filed with Post-effective Amendment #2 of this form N-4 Registration Statement, file number 33-64016 (April 30,
     1995).

(2) Incorporated to the like-numbered exhibit in Pre-Effective Amendment No. 1 for Form S-6 File No. 333-80975 on
     August 31, 1999.

(3) Incorporated to the like-numbered exhibit in Pre-Effective Amendment No. 2 for Form S-6 File No. 333-14061 on
     April 23, 1997.

(4)  Filed with Post-effective Amendment #6 of this form N-4 Registration Statement, file number 33-64016 (April 30,
     1998).

(5)  Filed with Post-effective Amendment #9 of this form N-4 Registration Statement, file number 33-64016 (April 30,
     1999).

(6)  Incorporated to the like-numbered exhibit in Post-Effective Amendment No. 6 for Form S-6 File No. 333-14061 on
     February 15, 2001.


(7)  Incorporated herein by reference to Post-Effective Amendment No. 1 on April 22, 2002 for Form N-4 (File
     333-71800).

(8)  Incorporated herein by reference to Post-Effective Amendment No.  11 on April 29, 2003 for Form N-6 (File
     333-14061)

(9)  Filed herewith.



Item 25. Directors and Officers of the Depositor



Name and Principal Business Address*                                   Position and Offices with Depositor


---------------------------------------------------------------------- -----------------------------------------------------

John J. Craig, II                                                      President and Chief Operating Officer

---------------------------------------------------------------------- -----------------------------------------------------

Steven C. Palmitier                                                    Senior Vice President and Chief Marketing Officer

---------------------------------------------------------------------- -----------------------------------------------------

Stephen P. Horvat, Jr***                                               Senior Vice President, Secretary and General
                                                                       Counsel

---------------------------------------------------------------------- -----------------------------------------------------

Donald J. Iverson                                                      Senior Vice President and Corporate Actuary

---------------------------------------------------------------------- -----------------------------------------------------

Robert W. Korba                                                        Member of the Board of Directors

---------------------------------------------------------------------- -----------------------------------------------------

Jon P. Newsome**                                                       Executive Vice President, Annuity Division

---------------------------------------------------------------------- -----------------------------------------------------

Thomas M. Meyer                                                        Senior Vice President and Chief Financial Officer

---------------------------------------------------------------------- -----------------------------------------------------

Gary J. Gaspar***                                                      Senior Vice President and Chief Information Officer

---------------------------------------------------------------------- -----------------------------------------------------

Gary W. Helder                                                         Executive Vice President, Policy Administration

---------------------------------------------------------------------- -----------------------------------------------------

Robert W. Buchanan                                                     Vice President, Underwriting and New Business

---------------------------------------------------------------------- -----------------------------------------------------

Timothy A. Reuer                                                       Vice President, Product Development

---------------------------------------------------------------------- -----------------------------------------------------

Esfandyar Dinshaw**                                                    Sr. Vice President, Annuity Division

---------------------------------------------------------------------- -----------------------------------------------------

Robert Tekolste**                                                      Vice President, Annuity Division

---------------------------------------------------------------------- -----------------------------------------------------

Meg J. Taylor***                                                       Vice President and Chief Compliance Officer


 *   Unless noted otherwise, the principal business address for each officer and director is One Midland Plaza, Sioux
     Falls, SD 57193-9991

**   Annuity Division, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266
*** 525 W. Van Buren, Chicago, IL 60607


 Item 26. Persons Controlled by or Under Common Control With the Depositor.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises,
Incorporated.  The Registrant is a segregated asset account of Midland.


Sammons Enterprises, Incorporated is owned by The Charles A. Sammons 1987 Charitable Remainder Trust Number
Two.  Other direct or indirect subsidiaries of Sammons Enterprises, Incorporated are:


                                                                                              Percent Of Voting
  Name                                                               Jurisdiction             Securities Owned


  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Communications, Inc.                                         Delaware                     100%
  Sammons Communications of New Jersey, Inc. merged
  into Sammons Communications, Inc. as of 12/31/2002.

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Communication of Pennsylvania, Inc.                          Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Consolidated Investment Services, Inc.                                Nevada                      100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Richmond Holding Company, LLC                                        Delaware                      5%

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Financial Holdings, Inc.  - changed name to
  Sammons Financial Group, Inc. as of 1/11/2002.
  NACOLAH Holding Corporation merged into Sammons                      Delaware                     100%
  Financial Group as of  1/1/2002.

  ----------------------------------------------------------- --------------------------- --------------------------

  Midland National Life Insurance Company                                Iowa                       100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Institutional Founders Life Insurance Company -                      Illinois                     100%
  voluntary dissolution pending 4/2003

  ----------------------------------------------------------- --------------------------- --------------------------

  North American Company for Life & Health Insurance
  NACOLAH Life Insurance Company merged into North
  American Company for Life & Health Insurance as of                   Illinois                     100%
  1/1/2002.


  ----------------------------------------------------------- --------------------------- --------------------------

  North American Company for Life & Health Insurance of                                             100%
  New York                                                             New York

  ----------------------------------------------------------- --------------------------- --------------------------

  CHC Holding, Inc.                                                   Wisconsin                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Clarica Life Insurance Company - U.S.                              North Dakota                   100%

  ----------------------------------------------------------- --------------------------- --------------------------

  WSLIC Marketing Corp.                                              North Dakota                   100%

  ----------------------------------------------------------- --------------------------- --------------------------

  CHC Services, Inc.                                                  Wisconsin                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Western States Development Corp.                                   North Dakota                   100%

  ----------------------------------------------------------- --------------------------- --------------------------

  NACOLAH Ventures, L.L.C.                                             Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Midland Advisors Company - stock sale 5/2001                       South Dakota                    0%

  ----------------------------------------------------------- --------------------------- --------------------------

  Parkway Holdings, Inc.                                               Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Parkway Mortgage, Inc.                                               Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  CH Holdings, Inc.                                                    Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Corporation                                                   Texas                       100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Otter, Inc.                                                          Oklahoma                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Cathedral Hill Hotel, Inc.                                           Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Power Development, Inc.                                      Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Gila Bend Power Partners,  L.L.C.                                    Delaware                      50%

  ----------------------------------------------------------- --------------------------- --------------------------

  Mountain Valley Spring Company                                       Arkansas                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Water Lines, Inc.                                                    Arkansas                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Distribution Holdings, Inc.                                  Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Vinson Supply Company - changed name to Sammons                      Delaware                     100%
  VSC, Inc. 3/19/2001.

  ----------------------------------------------------------- --------------------------- --------------------------

  Vinson Supply (UK) LTD.                                           United Kingdom                   50%

  ----------------------------------------------------------- --------------------------- --------------------------

  Myron C. Jacobs Supply                                               Oklahoma                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Composite Thread Protectors, Inc. - changed name to                Pennsylvania                   100%
  Sammons CTP, Inc. 3/23/2001.

  ----------------------------------------------------------- --------------------------- --------------------------

  Vinson Process Controls Company- changed name to                     Delaware                     100%
  Sammons VPC, Inc. 3/20/2001.

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Distribution, Inc.                                           Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Briggs-Weaver, Inc. - changed name to Sammons BW,
  Inc. 3/15/2001.
  B-W Mex Services, Inc. merged into Sammons BW, Inc.                  Delaware                     100%
  12/31/02.


  ----------------------------------------------------------- --------------------------- --------------------------

  TMIS, Inc.                                                            Texas                       100%

  ----------------------------------------------------------- --------------------------- --------------------------

  B-W Mex, Inc.                                                        Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Abastecedora de Services Industriales y Productos S.A.
  de C.V.  (ASPI)
  Personal Para Services Integrados de Mexico S.A.
  (Personal)  and
  Especialistas en Systems de Distribucion  Industrial
  S.A. de C.V. (ESDI) and                                               Mexico                      100%
  Especialistas en Procuramiento
  Industrial S.A. de C.V. (EPI) all merged into
  Abastecoedora de Services Industrials Productos S.A.
  de C.V. (ASPI) as of 12/31/02.

  ----------------------------------------------------------- --------------------------- --------------------------

  Sealing Specialists of Texas, Inc.                                    Texas                       100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Briggs ITD Corp.                                                     Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Briggs Equipment Trust                                               Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Briggs Equipment Mexico, Inc.                                        Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Montecargas Yale de Mexico S. A. de C.V. (YALESA)                     Mexico                      100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Briggs Equipment S.A. de C.V. (BESA)                                  Mexico                      100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Briggs Construction Equipment, Inc.                                  Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Crestpark LP, Inc.                                                   Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Crestpark Holding, Inc.                                              Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Venture Properties, Inc.                                     Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Realty Corporation                                           Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Legacy Venture GP, Inc.                                      Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Legacy Venture LP, Inc.                                      Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Income Properties, Inc.                                      Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Eiger Venture, Inc.                                          Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  GBH Venture Co. , Inc.                                               Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Grand Bahama Hotel Co.                                               Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Jack Tar Grand Bahama Limited                                        Bahamas                      100%

  ----------------------------------------------------------- --------------------------- --------------------------

  The Grove Park Inn Resort, Inc.                                      Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Adventure Tours USA, Inc.  - changed name to
  Sammons Tours, Inc. 6-18-01.
  Santo Tours and Travel, Inc. - change their name to                  Delaware                     100%
  Sammons Tours of New York 2002.  Merged with
  Sammons Tours, Inc. 12/31/2002.

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Securities, Inc.                                             Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Securities Company, LLC.                                     Delaware                      50%

  ----------------------------------------------------------- --------------------------- --------------------------

  Herakles Investments, Inc.                                           Delaware                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  Sponsor Investments, LLC.                                             Texas                        75%
  ----------------------------------------------------------- --------------------------- --------------------------





Item 27. Number of Contract Owners


As of December 31, 2002 there were 4,239holders of nonqualified contracts and 4,117 holders of qualified contracts.


Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies


In addition to Midland National Life Separate Account C, Sammons Securities Corporation, the principal underwriter of the Registrant is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National Life Separate Account A.


Item 29b. Principal Underwriters


The directors and principal officers of Sammons Securities Company LLC are as follows:


                  ----------------------------------------------- ---------------------------------------

                  Name and Principal                              Positions and Offices with
                  Business Address*                               Sammons Securities Corporation


                  ----------------------------------------------- ---------------------------------------

                  Steve Palmitier                                 President
                  One Midland Plaza,
                  Sioux Falls, SD 57193-9991

                  ----------------------------------------------- ---------------------------------------

                  Jerome S. Rydell                                Chairman

                  ----------------------------------------------- ---------------------------------------

                  Michael Masterson                               Vice-Chairman
                  525 West Van Buren
                  Chicago, IL  60607


                  ----------------------------------------------- ---------------------------------------
                  Michael J. Brooks                               Vice-President

                  ----------------------------------------------- ---------------------------------------

* Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is: 4261 Park Road, Ann Arbor MI 48103.



Item 29c.Compensation of Principal Underwriters


The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 33-64016) during the Registrant's last fiscal year:


---------------------------- -------------------------- ------------------------ --------------------- ---------------------

            (1)                         (2)                       (3)                    (4)                   (5)
                                 Net Underwriting
     Name of Principal             Discounts and           Compensation on            Brokerage               Other
        Underwriter                 Commissions               Redemption             Commissions           Compensation


---------------------------- -------------------------- ------------------------ --------------------- ---------------------

    Sammons Securities
       Company, LLC               $2,163,333.32                   0.00                     0.00                  0.00


---------------------------- -------------------------- ------------------------ --------------------- ---------------------

Item 30. Location of Accounts and Records


The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607.


Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

     (a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

     (c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.


     (d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.


Section 403(b) Representation


Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.


Statement Pursuant to Rule 6c-7


Midland National Life and Separate Account C rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of that Rule have been or will be complied with. Accordingly, Midland National Life and Separate Account C are exempt from the provisions of Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Midland National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 28th day of April, 2003.

                                                                MIDLAND NATIONAL LIFE
                                                                SEPARATE ACCOUNT C (REGISTRANT)


Attest:  /s/                                                 By:   /s/*
        ----------------------------------------------------      --------------------

                                                                  MICHAEL M. MASTERSON
                                                                  Chairman of the Board

                                                            By:  MIDLAND NATIONAL LIFE
                                                                 INSURANCE COMPANY (DEPOSITOR)


Attest:  /s/                                                By:   /s/   *
        ----------------------------------------------------     -------------------------------------------
                                                                   MICHAEL M. MASTERSON
                                                                   Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 28, 2003.

                               Signatures                                                  Title                             Date

/s/  *                                                      Chairman of the Board of Directors,                         ____________
---------------------------------------------               Director, Chief Executive Officer
      MICHAEL M. MASTERSON                                  (Principal Executive Officer)



/s/  *                                                      Senior Vice President, Chief Financial Officer              ____________
----------------------------------------                         (Principal Financial Officer)
      THOMAS M. MEYER


/s/  *                                                      President, Chief Operating Officer, Director                ____________
---------------------------------------------------
      JOHN J. CRAIG, II

/s/  *                                                      Director, Senior Vice President,                            ____________
---------------------------------------------------             Chief Marketing Officer
      STEVEN C. PALMITIER

/s/  *                                                      Director, Senior Vice President,                            ____________
---------------------------------------------------            Corporate Actuary
      DONALD J. IVERSON

/s/  *                                                      Director, Senior Vice President-Legal                       ____________
---------------------------------------------------
      STEPHEN P. HORVAT, JR.

/s/  *                                                      Director, Chief Executive Officer, President                ____________
---------------------------------------------------            of Sammons
      ROBERT W. KORBA


*By:  /s/_______________________________________                                                                      April 28, 2003
                                                                                                                        ------------
             Therese M. Michels
              Attorney-in-Fact
          Pursuant to Power of Attorney


                            Registration No. 33-64016
                         POST EFFECTIVE AMENDMENT NO. 13


--------------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

--------------------------------------------------------------------------------



                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       FOR

                    MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

                                       AND

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                                  EXHIBIT INDEX


------------------------ -------------------------------------------------------

Item                     Exhibit


------------------------ -------------------------------------------------------

24(b)(9)                 Opinion and Consent of Counsel - Stephen P. Horvat Jr

------------------------ -------------------------------------------------------

24(b)(10)(a)             Consent of Sutherland Asbill & Brennan LLP

------------------------ -------------------------------------------------------

24(b)(10)(b)             Consent of PricewaterhouseCoopers LLP

------------------------ -------------------------------------------------------

                         Power of Attorney

--------------------------------------------------------------------------------

April 29, 2003



The Board of Directors
Midland National Life Insurance Company
Des Moines, Iowa

Gentlemen:

With reference to the Registration Statement for Midland National Life Separate Account C filed on form N-4 (File number 33-64016 Amendment 13) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1. Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

2. The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3. The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-4 Registration Statement.

Sincerely,



/s/
-------------------------------
Stephen P. Horvat, Jr.


Stephen P. Horvat, Jr.
Senior Vice President, Secretary and General Counsel

                                 April 28, 2003

Midland National Life Insurance Company
One Midland Plaza

Sioux Falls, SD  57193

                   RE: Variable Annuity and Variable Annuity II Form N-4, File No. 33-64016

Gentlemen:

                   We hereby consent to the reference to our name under the caption "Legal Matters" in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 filed by Midland National Life Insurance Company Separate Account C for certain variable life insurance contracts (File No. 33-64016). In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                               Very truly yours,

                               SUTHERLAND ASBILL & BRENNAN LLP



                               By:    /s/
                                    --------------------------------------------
                                       Frederick R. Bellamy

CONSENT OF INDEPENDENT ACCOUNTANTS



We consent to the inclusion in Post effective Amendment No. 13 to this Registration Statement of Midland National Life Separate Account C on Form N-4 (File No. 33-64016) of our reports dated March 11, 2003 on our audits of the financial statements of Midland National Life Separate Account C and the financial statements of Midland National Life Insurance Company, respectively, which appear in such Registration Statement. We also consent to the reference of our firm under the caption "Financial Matters" in such Registration Statement.

/s/
--------------------------
PRICEWATERHOUSECOOPERS LLP



Minneapolis, Minnesota

April 24, 2003

                                POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the "Company"), hereby constitute and appoint Stephen P. Horvat Jr., and Therese M. Michels, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

          IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this _____day of _____________ 2003.

SIGNATURE                            DATE                        SIGNATURE                            DATE

/s/                                  1/8/03                      /s/                                  1/7/03
------------------------------------ ------                      ------------------------------------ ------
Michael M. Masterson                                             John J. Craig II



/s/                                  1/703                       /s/                                  1/7/03
------------------------------------ -----                       ------------------------------------ ------
Steven C. Palmitier                                              Donald J. Iverson



/s/                                  1/7/03                      /s/                                  1/7/03
------------------------------------ ----------                  ------------------------------------ ------
Stephen P. Horvat, Jr.                                           Thomas M. Meyer



/s/                                  1/8/03
------------------------------------ ------
Robert W. Korba
